UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrial Equipment Portfolio

Industrials Portfolio

Transportation Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Air Transportation Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Defense and Aerospace Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Environment and Alternative Energy Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Industrial Equipment Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Industrials Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Transportation Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Air Transportation Portfolio	.96%
Actual		$ 1,000.00	$ 875.70	$ 4.53
Hypothetical A		$ 1,000.00	$ 1,020.31	$ 4.88
Defense and Aerospace Portfolio	.86%
Actual		$ 1,000.00	$ 943.90	$ 4.20
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.37
Environment and Alternative Energy Portfolio	1.03%
Actual		$ 1,000.00	$ 840.20	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,019.96	$ 5.23
Industrial Equipment Portfolio	.86%
Actual		$ 1,000.00	$ 845.80	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,020.81	$ 4.37
Industrials Portfolio	.88%
Actual		$ 1,000.00	$ 860.00	$ 4.11
Hypothetical A		$ 1,000.00	$ 1,020.71	$ 4.47
Transportation Portfolio	.88%
Actual		$ 1,000.00	$ 892.50	$ 4.19
Hypothetical A		$ 1,000.00	$ 1,020.71	$ 4.47

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Air Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	9.8	14.1
Goodrich Corp.	8.3	6.0
Rockwell Collins, Inc.	6.9	5.0
Precision Castparts Corp.	6.9	9.0
Expeditors International of Washington, Inc.	5.5	2.3
C.H. Robinson Worldwide, Inc.	5.4	2.3
Textron, Inc.	4.5	4.9
Ryanair Holdings PLC sponsored ADR	4.3	4.3
Southwest Airlines Co.	4.0	4.2
Delta Air Lines, Inc.	3.8	1.9
	59.4
Top Industries (% of fund's net assets)
As of August 31, 2011
Aerospace & Defense	34.5%
Air Freight & Logistics	31.0%
Airlines	25.0%
Marine	3.6%
Metals & Mining	2.1%
All Others*	3.8%

As of February 28, 2011
Aerospace & Defense	43.6%
Air Freight & Logistics	31.3%
Airlines	17.3%
Industrial Conglomerates	4.9%
Marine	1.7%
All Others*	1.2%

* Includes short-term investments and net other assets.

Semiannual Report

Air Transportation Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 34.5%
Aerospace & Defense - 34.5%
Bombardier, Inc. Class B (sub. vtg.)	23,900	$ 116,425
Embraer SA sponsored ADR	15,900	405,291
Esterline Technologies Corp. (a)	9,500	715,255
Goodrich Corp. (d)	53,500	4,771,130
Meggitt PLC	22,645	126,672
Precision Castparts Corp.	24,100	3,948,785
Rockwell Collins, Inc.	79,000	3,986,340
Safran SA	8,700	337,782
Textron, Inc.	152,900	2,579,423
The Boeing Co.	20,300	1,357,258
TransDigm Group, Inc. (a)	3,800	349,068
United Technologies Corp.	15,700	1,165,725
		19,859,154
AIR FREIGHT & LOGISTICS - 31.0%
Air Freight & Logistics - 31.0%
Air Transport Services Group, Inc. (a)	62,700	337,953
C.H. Robinson Worldwide, Inc.	44,400	3,130,200
Dart Group PLC	366,986	473,735
Expeditors International of Washington, Inc.	69,900	3,180,450
FedEx Corp.	13,000	1,023,360
Pacer International, Inc. (a)	38,900	175,828
Panalpina Welttransport Holding AG (a)	16,640	1,958,194
United Parcel Service, Inc. Class B	83,500	5,627,066
UTI Worldwide, Inc.	143,700	1,946,416
		17,853,202
AIRLINES - 25.0%
Airlines - 25.0%
Air Canada Class A (a)(e)	500,000	888,480
Alaska Air Group, Inc. (a)	23,000	1,327,790
AMR Corp. (a)	80,100	289,962
Copa Holdings SA Class A	18,900	1,306,368
Delta Air Lines, Inc. (a)	288,902	2,175,432
Gol Linhas Aereas Inteligentes SA (PN)	101,000	763,868
JetBlue Airways Corp. (a)	65,000	282,750
Ryanair Holdings PLC sponsored ADR	94,600	2,499,332
SkyWest, Inc.	24,900	317,475
Southwest Airlines Co.	269,200	2,320,504
United Continental Holdings, Inc. (a)	104,385	1,940,517
US Airways Group, Inc. (a)	51,100	285,649
		14,398,127
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
ASL Marine Holdings Ltd.	532,000	225,311

	Shares	Value
MARINE - 3.6%
Marine - 3.6%
Kuehne & Nagel International AG	15,070	$ 2,101,573
METALS & MINING - 2.1%
Diversified Metals & Mining - 2.1%
RTI International Metals, Inc. (a)	46,300	1,233,432
ROAD & RAIL - 1.7%
Trucking - 1.7%
DSV de Sammensluttede Vognmaend A/S	23,600	494,715
Tegma Gestao Logistica	33,400	465,768
		960,483
TOTAL COMMON STOCKS (Cost $51,935,936)		56,631,282
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	263,504	263,504
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	807,750	807,750
TOTAL MONEY MARKET FUNDS (Cost $1,071,254)		1,071,254
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $53,007,190)		57,702,536
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(105,773)
NET ASSETS - 100%		$ 57,596,763
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $888,480 or 1.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 515
Fidelity Securities Lending Cash Central Fund	2,398
Total	$ 2,913
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.6%
Switzerland	7.0%
Ireland	4.3%
British Virgin Islands	3.4%
Brazil	2.8%
Panama	2.3%
Canada	1.7%
United Kingdom	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $802,620) - See accompanying schedule: Unaffiliated issuers (cost $51,935,936)	$ 56,631,282
Fidelity Central Funds (cost $1,071,254)	1,071,254
Total Investments (cost $53,007,190)		$ 57,702,536
Receivable for investments sold		2,843,363
Receivable for fund shares sold		24,434
Dividends receivable		125,007
Distributions receivable from Fidelity Central Funds		233
Other receivables		6,326
Total assets		60,701,899

Liabilities
Payable for investments purchased	$ 2,159,196
Payable for fund shares redeemed	74,166
Accrued management fee	26,551
Other affiliated payables	18,374
Other payables and accrued expenses	19,099
Collateral on securities loaned, at value	807,750
Total liabilities		3,105,136

Net Assets		$ 57,596,763
Net Assets consist of:
Paid in capital		$ 48,576,442
Undistributed net investment income		37,238
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,287,581
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,695,502
Net Assets, for 1,656,513 shares outstanding		$ 57,596,763
Net Asset Value, offering price and redemption price per share ($57,596,763 ÷ 1,656,513 shares)		$ 34.77

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 439,238
Income from Fidelity Central Funds (including $2,398 from security lending)		2,913
Total income		442,151

Expenses
Management fee	$ 235,819
Transfer agent fees	107,526
Accounting and security lending fees	16,841
Custodian fees and expenses	8,204
Independent trustees' compensation	256
Registration fees	20,833
Audit	16,923
Legal	154
Miscellaneous	606
Total expenses before reductions	407,162
Expense reductions	(8,860)	398,302
Net investment income (loss)		43,849
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,383,899
Foreign currency transactions	(21,628)
Total net realized gain (loss)		4,362,271
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,649,878)
Assets and liabilities in foreign currencies	(175)
Total change in net unrealized appreciation (depreciation)		(14,650,053)
Net gain (loss)		(10,287,782)
Net increase (decrease) in net assets resulting from operations		$ (10,243,933)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,849	$ 622,749
Net realized gain (loss)	4,362,271	22,107,004
Change in net unrealized appreciation (depreciation)	(14,650,053)	2,425,692
Net increase (decrease) in net assets resulting from operations	(10,243,933)	25,155,445
Distributions to shareholders from net investment income	(110,454)	(504,999)
Distributions to shareholders from net realized gain	(7,135,341)	-
Total distributions	(7,245,795)	(504,999)
Share transactions Proceeds from sales of shares	15,562,832	184,422,953
Reinvestment of distributions	6,649,181	483,612
Cost of shares redeemed	(60,598,339)	(190,540,995)
Net increase (decrease) in net assets resulting from share transactions	(38,386,326)	(5,634,430)
Redemption fees	1,849	29,822
Total increase (decrease) in net assets	(55,874,205)	19,045,838

Net Assets
Beginning of period	113,470,968	94,425,130
End of period (including undistributed net investment income of $37,238 and undistributed net investment income of $103,843, respectively)	$ 57,596,763	$ 113,470,968
Other Information Shares
Sold	388,382	4,744,519
Issued in reinvestment of distributions	170,842	11,392
Redeemed	(1,538,547)	(4,793,224)
Net increase (decrease)	(979,323)	(37,313)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 43.05	$ 35.32	$ 17.35	$ 37.47	$ 50.74	$ 43.14
Income from Investment Operations
Net investment income (loss)D	.02	.17G	(.07)	(.10)	(.04)H	(.06)
Net realized and unrealized gain (loss)	(5.02)	7.68	18.04	(17.05)	(7.61)	8.48
Total from investment operations	(5.00)	7.85	17.97	(17.15)	(7.65)	8.42
Distributions from net investment income	(.05)	(.13)	-	-	-	-
Distributions from net realized gain	(3.23)	-	-	(2.99)	(5.63)	(.86)
Total distributions	(3.28)	(.13)	-	(2.99)	(5.63)	(.86)
Redemption fees added to paid in capitalD	-K	.01	-K	.02	.01	.04
Net asset value, end of period	$ 34.77	$ 43.05	$ 35.32	$ 17.35	$ 37.47	$ 50.74
Total ReturnB, C	(12.43)%	22.26%	103.57%	(49.44)%	(16.72)%	19.81%
Ratios to Average Net AssetsE, I
Expenses before reductions	.96% A	.92%	1.05%	1.08%	1.01%	1.00%
Expenses net of fee waivers, if any	.96% A	.92%	1.05%	1.08%	1.01%	1.00%
Expenses net of all reductions	.94% A	.91%	1.01%	1.07%	1.01%	.99%
Net investment income (loss)	.10% A	.43% G	(.28)%	(.37)%	(.08)% H	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,597	$ 113,471	$ 94,425	$ 34,911	$ 46,943	$ 147,302
Portfolio turnover rate F	104% A	161%	165%	66%	47%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	20.3	21.3
The Boeing Co.	13.8	13.6
Precision Castparts Corp.	7.4	8.9
Goodrich Corp.	5.9	5.3
Honeywell International, Inc.	5.0	4.9
Rockwell Collins, Inc.	4.9	4.9
Raytheon Co.	4.8	4.9
Esterline Technologies Corp.	4.4	4.5
Textron, Inc.	3.7	1.9
TransDigm Group, Inc.	3.3	4.9
	73.5
Top Industries (% of fund's net assets)
As of August 31, 2011
Aerospace & Defense	91.3%
Metals & Mining	2.2%
Household Durables	1.3%
Trading Companies & Distributors	1.1%
Electrical Equipment	1.0%
All Others*	3.1%

As of February 28, 2011
Aerospace & Defense	91.3%
Industrial Conglomerates	1.9%
Metals & Mining	1.5%
Household Durables	1.0%
Electronic Equipment & Components	0.8%
All Others*	3.5%

* Includes short-term investments and net other assets.

Semiannual Report

Defense and Aerospace Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 91.3%
Aerospace & Defense - 91.3%
AerCap Holdings NV (a)	940,207	$ 10,445,700
Alliant Techsystems, Inc.	166,000	10,536,020
BE Aerospace, Inc. (a)	442,941	15,427,635
DigitalGlobe, Inc. (a)	421,527	9,551,802
Embraer SA sponsored ADR	366,300	9,336,987
Esterline Technologies Corp. (a)	363,592	27,374,842
General Dynamics Corp.	64,230	4,115,858
Goodrich Corp.	407,960	36,381,873
HEICO Corp. (d)	157,172	8,569,017
Honeywell International, Inc.	645,227	30,848,303
Lockheed Martin Corp.	148,483	11,015,954
Moog, Inc. Class A (a)	314,431	12,539,508
MTU Aero Engines Holdings AG	61,186	4,167,475
Precision Castparts Corp.	282,337	46,260,917
Raytheon Co.	691,510	29,893,977
Rockwell Collins, Inc.	602,047	30,379,292
Rolls-Royce Group PLC	176,800	1,837,306
SIFCO Industries, Inc.	43,452	718,262
Teledyne Technologies, Inc. (a)	218,831	11,945,984
Textron, Inc. (d)	1,356,818	22,889,520
The Boeing Co.	1,279,417	85,541,821
TransDigm Group, Inc. (a)	220,900	20,291,874
United Technologies Corp.	1,700,104	126,232,721
		566,302,648
AIRLINES - 0.6%
Airlines - 0.6%
Copa Holdings SA Class A	56,400	3,898,368
CHEMICALS - 0.8%
Specialty Chemicals - 0.8%
Cytec Industries, Inc.	109,183	4,956,908
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 1.0%
AMETEK, Inc.	161,400	6,307,512
HOUSEHOLD DURABLES - 1.3%
Consumer Electronics - 0.6%
Garmin Ltd.	117,200	3,929,716
Household Appliances - 0.7%
iRobot Corp. (a)	157,506	4,381,817
TOTAL HOUSEHOLD DURABLES		8,311,533

	Shares	Value
METALS & MINING - 2.2%
Diversified Metals & Mining - 0.5%
RTI International Metals, Inc. (a)	117,400	$ 3,127,536
Steel - 1.7%
Carpenter Technology Corp.	128,168	6,468,639
Haynes International, Inc.	66,904	3,882,439
		10,351,078
TOTAL METALS & MINING		13,478,614
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A (d)	294,400	6,715,264
TOTAL COMMON STOCKS (Cost $592,566,321)		609,970,847
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.11% (b)	2,211,338	2,211,338
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	14,182,913	14,182,913
TOTAL MONEY MARKET FUNDS (Cost $16,394,251)		16,394,251
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $608,960,572)		626,365,098
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,730,033)
NET ASSETS - 100%		$ 620,635,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,923
Fidelity Securities Lending Cash Central Fund	28,120
Total	$ 32,043
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $80,384,065 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,821,857) - See accompanying schedule: Unaffiliated issuers (cost $592,566,321)	$ 609,970,847
Fidelity Central Funds (cost $16,394,251)	16,394,251
Total Investments (cost $608,960,572)		$ 626,365,098
Receivable for investments sold		7,833,694
Receivable for fund shares sold		297,309
Dividends receivable		2,016,510
Distributions receivable from Fidelity Central Funds		4,896
Other receivables		2,166
Total assets		636,519,673

Liabilities
Payable for investments purchased	$ 802,582
Payable for fund shares redeemed	438,120
Accrued management fee	278,303
Other affiliated payables	163,074
Other payables and accrued expenses	19,616
Collateral on securities loaned, at value	14,182,913
Total liabilities		15,884,608

Net Assets		$ 620,635,065
Net Assets consist of:
Paid in capital		$ 634,347,547
Undistributed net investment income		2,307,917
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,425,016)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,404,617
Net Assets, for 8,420,159 shares outstanding		$ 620,635,065
Net Asset Value, offering price and redemption price per share ($620,635,065 ÷ 8,420,159 shares)		$ 73.71

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,163,397
Income from Fidelity Central Funds (including $28,120 from security lending)		32,043
Total income		5,195,440

Expenses
Management fee	$ 1,864,269
Transfer agent fees	837,727
Accounting and security lending fees	122,025
Custodian fees and expenses	7,793
Independent trustees' compensation	1,817
Registration fees	27,079
Audit	17,372
Legal	926
Interest	375
Miscellaneous	4,016
Total expenses before reductions	2,883,399
Expense reductions	(6,484)	2,876,915
Net investment income (loss)		2,318,525
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,760,273
Foreign currency transactions	(826)
Total net realized gain (loss)		49,759,447
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,894,533)
Assets and liabilities in foreign currencies	(3,733)
Total change in net unrealized appreciation (depreciation)		(93,898,266)
Net gain (loss)		(44,138,819)
Net increase (decrease) in net assets resulting from operations		$ (41,820,294)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,318,525	$ 3,977,281
Net realized gain (loss)	49,759,447	64,421,344
Change in net unrealized appreciation (depreciation)	(93,898,266)	79,604,577
Net increase (decrease) in net assets resulting from operations	(41,820,294)	148,003,202
Distributions to shareholders from net investment income	(1,022,548)	(3,876,538)
Share transactions Proceeds from sales of shares	100,134,406	145,067,549
Reinvestment of distributions	979,602	3,705,662
Cost of shares redeemed	(115,608,359)	(224,052,034)
Net increase (decrease) in net assets resulting from share transactions	(14,494,351)	(75,278,823)
Redemption fees	11,725	17,537
Total increase (decrease) in net assets	(57,325,468)	68,865,378

Net Assets
Beginning of period	677,960,533	609,095,155
End of period (including undistributed net investment income of $2,307,917 and undistributed net investment income of $1,011,940, respectively)	$ 620,635,065	$ 677,960,533
Other Information Shares
Sold	1,249,770	2,092,104
Issued in reinvestment of distributions	12,557	51,626
Redeemed	(1,510,519)	(3,291,382)
Net increase (decrease)	(248,192)	(1,147,652)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 78.21	$ 62.05	$ 38.96	$ 79.93	$ 84.46	$ 78.91
Income from Investment Operations
Net investment income (loss) D	.27	.42	.73 G	.58	.24	.08
Net realized and unrealized gain (loss)	(4.65)	16.17	23.32	(36.29)	2.46	12.07
Total from investment operations	(4.38)	16.59	24.05	(35.71)	2.70	12.15
Distributions from net investment income	(.12)	(.43)	(.96)	(.51)	(.14)	(.05)
Distributions from net realized gain	-	-	-	(4.75)	(7.10)	(6.56)
Total distributions	(.12)	(.43)	(.96)	(5.26)	(7.24)	(6.61)
Redemption fees added to paid in capital D	- J	- J	- J	- J	.01	.01
Net asset value, end of period	$ 73.71	$ 78.21	$ 62.05	$ 38.96	$ 79.93	$ 84.46
Total Return B, C	(5.61)%	26.79%	62.05%	(47.61)%	2.80%	15.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.86% A	.88%	.95%	.88%	.87%	.92%
Expenses net of fee waivers, if any	.86% A	.88%	.95%	.88%	.87%	.92%
Expenses net of all reductions	.86% A	.88%	.94%	.88%	.87%	.92%
Net investment income (loss)	.69% A	.62%	1.39% G	.91%	.27%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 620,635	$ 677,961	$ 609,095	$ 436,291	$ 1,207,867	$ 1,203,294
Portfolio turnover rate F	57% A	43%	70%	58%	57%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Republic Services, Inc.	9.5	4.0
Danaher Corp.	8.0	4.8
Enel SpA	7.0	6.1
Stericycle, Inc.	6.4	0.0
Air Products & Chemicals, Inc.	6.2	3.3
Ingersoll-Rand Co. Ltd.	5.2	0.0
Calgon Carbon Corp.	5.1	0.0
Tyco International Ltd.	4.8	0.0
Parker Hannifin Corp.	4.5	0.0
Emerson Electric Co.	4.3	5.3
	61.0
Top Industries (% of fund's net assets)
As of August 31, 2011
Environmental Support Services	23.4%
Energy Efficiency	22.2%
Waste Management & Technologies	19.4%
Water Infrastructure & Technologies	17.4%
Renewable & Alternative Energy	14.9%
All Others*	2.7%

As of February 28, 2011
Environmental Support Services	43.6%
Energy Efficiency	31.5%
Renewable & Alternative Energy	10.8%
Waste Management & Technologies	7.6%
Water Infrastructure & Technologies	4.5%
All Others*	2.0%

* Includes short-term investments and net other assets.

Semiannual Report

Environment and Alternative Energy Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
ENERGY EFFICIENCY - 21.9%
Buildings Energy Efficiency - 2.4%
Cree, Inc. (a)(d)	11,600	$ 376,188
Johnson Controls, Inc.	41,100	1,310,268
Lighting Science Group Corp. (a)(d)	82,300	218,095
TOTAL BUILDINGS ENERGY EFFICIENCY		1,904,551
Diversified Energy Efficiency - 4.2%
Corning, Inc.	228,600	3,435,858
Industrial Energy Efficiency - 7.5%
Ingersoll-Rand Co. Ltd.	127,800	4,282,578
ON Semiconductor Corp. (a)	256,200	1,862,574
TOTAL INDUSTRIAL ENERGY EFFICIENCY		6,145,152
Power Network Efficiency - 7.8%
Alstom SA	60,878	2,827,157
Emerson Electric Co.	76,500	3,561,075
TOTAL POWER NETWORK EFFICIENCY		6,388,232
TOTAL ENERGY EFFICIENCY		17,873,793
ENVIRONMENTAL SUPPORT SERVICES - 23.4%
Diversified Environmental - 19.2%
3M Co.	37,000	3,070,260
Air Products & Chemicals, Inc.	62,100	5,084,127
Parker Hannifin Corp.	49,600	3,642,128
Tyco International Ltd.	94,300	3,920,994
TOTAL DIVERSIFIED ENVIRONMENTAL		15,717,509
Environmental Consultancies - 4.2%
Jacobs Engineering Group, Inc. (a)	91,500	3,407,460
TOTAL ENVIRONMENTAL SUPPORT SERVICES		19,124,969

	Shares	Value
POLLUTION CONTROL - 0.7%
Environmental Testing and Gas Sensing - 0.7%
Thermo Fisher Scientific, Inc. (a)	10,000	$ 549,300
RENEWABLE & ALTERNATIVE ENERGY - 14.9%
Biofuels - 2.6%
Amyris, Inc. (d)	78,500	1,575,495
Solazyme, Inc. (d)	40,200	563,202
TOTAL BIOFUELS		2,138,697
Renewable Energy Developers and Independent Power Producers (IPPs) - 12.1%
Empresa Nacional de Electricidad SA sponsored ADR (d)	30,700	1,592,409
Enel SpA	1,164,020	5,685,784
Iberdrola SA	149,500	1,102,676
Ormat Technologies, Inc. (d)	88,500	1,500,960
TOTAL RENEWABLE ENERGY DEVELOPERS AND INDEPENDENT POWER PRODUCERS (IPPs)		9,881,829
Solar Energy Generation Equipment - 0.2%
Hanwha Solarone Co. Ltd. (a)(d)	43,900	172,088
TOTAL RENEWABLE & ALTERNATIVE ENERGY		12,192,614
WASTE MANAGEMENT & TECHNOLOGIES - 19.4%
Diversified Waste and Technology - 2.3%
Progressive Waste Solution Ltd.	83,600	1,868,877
General Waste Management - 9.5%
Republic Services, Inc.	256,600	7,790,375
Hazardous Waste Management - 6.4%
Stericycle, Inc. (a)	59,100	5,183,661
Recycling and Value Added Waste Processing - 1.2%
Schnitzer Steel Inds, Inc. Class A	21,000	956,340
TOTAL WASTE MANAGEMENT & TECHNOLOGIES		15,799,253
WATER INFRASTRUCTURE & TECHNOLOGIES - 17.4%
Diversified Water Infrastructure and Technology - 8.0%
Danaher Corp.	143,300	6,564,573
Water Treatment Equipment - 9.4%
Ashland, Inc.	66,000	3,498,660
Calgon Carbon Corp. (a)	262,300	4,149,586
TOTAL WATER TREATMENT EQUIPMENT		7,648,246
TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		14,212,819
TOTAL COMMON STOCKS (Cost $86,023,932)		79,752,748
Convertible Bonds - 0.3%
Principal Amount	Value
ENERGY EFFICIENCY - 0.3%
Buildings Energy Efficiency - 0.3%
Aspen Aerogels, Inc. 8% 6/1/14 (e) (Cost $275,800)	$ 275,800	$ 275,800
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	2,254,304	2,254,304
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,915,750	3,915,750
TOTAL MONEY MARKETS FUNDS (Cost $6,170,054)		6,170,054
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $92,469,786)		86,198,602
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(4,574,841)
NET ASSETS - 100%		$ 81,623,761
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $275,800 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 275,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 569
Fidelity Securities Lending Cash Central Fund	84,203
Total	$ 84,772
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 79,752,748	$ 79,752,748	$ -	$ -
Money Market Funds	6,170,054	6,170,054	-	-
Convertible Bonds	275,800	-	-	275,800
Total Investments in Securities:	$ 86,198,602	$ 85,922,802	$ -	$ 275,800
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	275,800
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 275,800
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.7%
Italy	7.0%
Ireland	5.2%
Switzerland	4.8%
France	3.5%
Canada	2.3%
Chile	1.9%
Spain	1.4%
Others (Individually Less Than 1%)	0.2%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $6,465,946 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,915,494) - See accompanying schedule: Unaffiliated issuers (cost $86,299,732)	$ 80,028,548
Fidelity Central Funds (cost $6,170,054)	6,170,054
Total Investments (cost $92,469,786)		$ 86,198,602
Cash		29,950
Receivable for investments sold		4,615,875
Receivable for fund shares sold		78,381
Dividends receivable		67,405
Interest receivable		5,455
Distributions receivable from Fidelity Central Funds		12,616
Other receivables		1,265
Total assets		91,009,549

Liabilities
Payable for investments purchased	$ 5,350,737
Payable for fund shares redeemed	35,249
Accrued management fee	36,955
Other affiliated payables	27,736
Other payables and accrued expenses	19,361
Collateral on securities loaned, at value	3,915,750
Total liabilities		9,385,788

Net Assets		$ 81,623,761
Net Assets consist of:
Paid in capital		$ 91,161,777
Undistributed net investment income		613,584
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,880,513)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,271,087)
Net Assets, for 5,064,668 shares outstanding		$ 81,623,761
Net Asset Value, offering price and redemption price per share ($81,623,761 ÷ 5,064,668 shares)		$ 16.12

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,044,890
Interest		5,455
Income from Fidelity Central Funds (including $84,203 from security lending)		84,772
Total income		1,135,117

Expenses
Management fee	$ 275,499
Transfer agent fees	157,680
Accounting and security lending fees	19,766
Custodian fees and expenses	10,393
Independent trustees' compensation	264
Registration fees	20,452
Audit	23,944
Legal	176
Miscellaneous	330
Total expenses before reductions	508,504
Expense reductions	(4,634)	503,870
Net investment income (loss)		631,247
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,698,320
Foreign currency transactions	(26,210)
Total net realized gain (loss)		2,672,110
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,763,851)
Assets and liabilities in foreign currencies	94
Total change in net unrealized appreciation (depreciation)		(19,763,757)
Net gain (loss)		(17,091,647)
Net increase (decrease) in net assets resulting from operations		$ (16,460,400)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 631,247	$ 359,183
Net realized gain (loss)	2,672,110	6,096,679
Change in net unrealized appreciation (depreciation)	(19,763,757)	10,282,686
Net increase (decrease) in net assets resulting from operations	(16,460,400)	16,738,548
Distributions to shareholders from net investment income	(26,852)	(275,920)
Share transactions Proceeds from sales of shares	32,163,921	51,313,257
Reinvestment of distributions	25,897	265,713
Cost of shares redeemed	(30,948,366)	(18,368,973)
Net increase (decrease) in net assets resulting from share transactions	1,241,452	33,209,997
Redemption fees	5,337	5,605
Total increase (decrease) in net assets	(15,240,463)	49,678,230

Net Assets
Beginning of period	96,864,224	47,185,994
End of period (including undistributed net investment income of $613,584 and undistributed net investment income of $9,189, respectively)	$ 81,623,761	$ 96,864,224
Other Information Shares
Sold	1,698,330	2,989,485
Issued in reinvestment of distributions	1,329	15,227
Redeemed	(1,683,927)	(1,114,764)
Net increase (decrease)	15,732	1,889,948

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.19	$ 14.94	$ 10.94	$ 17.71	$ 17.21	$ 17.35
Income from Investment Operations
Net investment income (loss) D	.12	.10	.11	.06	.04	(.02)
Net realized and unrealized gain (loss)	(3.18)	4.22	4.03	(6.76)	.53	(.14)
Total from investment operations	(3.06)	4.32	4.14	(6.70)	.57	(.16)
Distributions from net investment income	(.01)	(.07)	(.14)	(.07)	(.07)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.02
Net asset value, end of period	$ 16.12	$ 19.19	$ 14.94	$ 10.94	$ 17.71	$ 17.21
Total Return B, C	(15.98)%	28.96%	37.77%	(37.88)%	3.27%	(.81)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03% A	1.08%	1.08%	1.06%	1.08%	1.11%
Expenses net of fee waivers, if any	1.03% A	1.08%	1.08%	1.06%	1.08%	1.11%
Expenses net of all reductions	1.02% A	1.07%	1.08%	1.06%	1.07%	1.09%
Net investment income (loss)	1.28% A	.59%	.82%	.37%	.22%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 81,624	$ 96,864	$ 47,186	$ 39,004	$ 38,510	$ 46,377
Portfolio turnover rate F	250% A	190%	132%	107%	76%	224%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	15.0	17.7
United Technologies Corp.	7.2	6.7
Emerson Electric Co.	6.1	4.7
Ingersoll-Rand Co. Ltd.	5.4	3.7
Quanex Building Products Corp.	4.3	2.0
Cummins, Inc.	4.3	2.5
Regal-Beloit Corp.	4.0	0.7
Danaher Corp.	3.3	3.5
Rockwell Collins, Inc.	2.7	1.5
Jacobs Engineering Group, Inc.	2.7	3.0
	55.0
Top Industries (% of fund's net assets)
As of August 31, 2011
Machinery	21.9%
Aerospace & Defense	18.5%
Industrial Conglomerates	18.3%
Electrical Equipment	12.6%
Building Products	10.3%
All Others*	18.4%

As of February 28, 2011
Aerospace & Defense	26.5%
Industrial Conglomerates	22.4%
Machinery	22.2%
Construction & Engineering	9.7%
Electrical Equipment	8.3%
All Others*	10.9%

* Includes short-term investments and net other assets.

Semiannual Report

Industrial Equipment Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
AEROSPACE & DEFENSE - 18.5%
Aerospace & Defense - 18.5%
Esterline Technologies Corp. (a)	74,500	$ 5,609,105
Precision Castparts Corp.	41,400	6,783,390
Rockwell Collins, Inc.	141,300	7,129,998
Textron, Inc.	181,800	3,066,966
The Boeing Co.	67,300	4,499,678
TransDigm Group, Inc. (a)	25,100	2,305,686
United Technologies Corp.	251,200	18,651,600
		48,046,423
AUTO COMPONENTS - 0.6%
Auto Parts & Equipment - 0.6%
Tenneco, Inc. (a)	33,100	1,086,011
TRW Automotive Holdings Corp. (a)	9,000	375,210
		1,461,221
BUILDING PRODUCTS - 10.3%
Building Products - 10.3%
A.O. Smith Corp.	62,850	2,469,377
American Woodmark Corp.	54,800	869,128
Armstrong World Industries, Inc.	110,700	4,457,889
Gibraltar Industries, Inc. (a)	361,788	3,212,677
Masco Corp.	261,633	2,320,685
Owens Corning (a)	75,100	2,182,406
Quanex Building Products Corp.	865,500	11,173,605
		26,685,767
CONSTRUCTION & ENGINEERING - 8.0%
Construction & Engineering - 8.0%
EMCOR Group, Inc. (a)	96,000	2,199,360
Fluor Corp.	100,600	6,108,432
Foster Wheeler AG (a)	82,100	2,015,555
Jacobs Engineering Group, Inc. (a)	188,600	7,023,464
Larsen & Toubro Ltd.	47,041	1,661,254
Shaw Group, Inc. (a)	75,600	1,762,236
		20,770,301
ELECTRICAL EQUIPMENT - 12.6%
Electrical Components & Equipment - 12.6%
Acuity Brands, Inc.	41,000	1,887,640
Emerson Electric Co.	341,800	15,910,790
Encore Wire Corp. (d)	85,500	1,916,055
GrafTech International Ltd. (a)	81,100	1,273,270
Prysmian SpA	83,700	1,353,988
Regal-Beloit Corp.	175,132	10,296,010
		32,637,753
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
FLIR Systems, Inc.	38,600	998,582

	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
McDermott International, Inc. (a)	80,100	$ 1,152,639
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Cobra Electronics Corp. (a)	269,825	971,370
INDUSTRIAL CONGLOMERATES - 18.3%
Industrial Conglomerates - 18.3%
Danaher Corp.	189,700	8,690,157
General Electric Co.	2,387,355	38,937,763
		47,627,920
MACHINERY - 21.9%
Construction & Farm Machinery & Heavy Trucks - 9.6%
Ashok Leyland Ltd.	3,291,228	1,792,803
Commercial Vehicle Group, Inc. (a)	151,800	1,091,442
Cummins, Inc.	119,600	11,113,232
Manitowoc Co., Inc. (d)	144,500	1,605,395
Marcopolo SA (PN)	236,500	907,701
PACCAR, Inc.	166,800	6,276,684
Tata Motors Ltd. sponsored ADR (d)	116,900	1,944,047
TIL Ltd.	30,811	269,028
		25,000,332
Industrial Machinery - 12.3%
Flowserve Corp.	51,300	4,839,642
Gencor Industries, Inc. (a)	49,400	370,500
Ingersoll-Rand Co. Ltd.	416,500	13,956,915
Key Technology, Inc. (a)(e)	282,836	3,860,711
Parker Hannifin Corp.	87,300	6,410,439
Weg SA	226,600	2,449,691
		31,887,898
TOTAL MACHINERY		56,888,230
ROAD & RAIL - 0.6%
Trucking - 0.6%
Frozen Food Express Industries, Inc. (a)	365,628	1,184,635
Tegma Gestao Logistica	24,100	336,078
		1,520,713
TRADING COMPANIES & DISTRIBUTORS - 1.4%
Trading Companies & Distributors - 1.4%
Barloworld Ltd.	183,200	1,623,997
Interline Brands, Inc. (a)	99,800	1,447,100
Mills Estruturas e Servicos de Engenharia SA	54,300	682,523
		3,753,620
Common Stocks - continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 1.3%
Highways & Railtracks - 1.3%
Companhia de Concessoes Rodoviarias	110,800	$ 3,340,112
TOTAL COMMON STOCKS (Cost $255,493,270)		245,854,651
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.11% (b)	1,291,715	1,291,715
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,176,575	3,176,575
TOTAL MONEY MARKET FUNDS (Cost $4,468,290)		4,468,290
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $259,961,560)		250,322,941
NET OTHER ASSETS (LIABILITIES) - 3.6%		9,460,036
NET ASSETS - 100%		$ 259,782,977
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,040
Fidelity Securities Lending Cash Central Fund	6,815
Total	$ 11,855
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Key Technology, Inc.	$ 1,729,346	$ 3,362,350	$ -	$ -	$ 3,860,711
Total	$ 1,729,346	$ 3,362,350	$ -	$ -	$ 3,860,711
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 245,854,651	$ 242,131,566	$ 3,723,085	$ -
Money Market Funds	4,468,290	4,468,290	-	-
Total Investments in Securities:	$ 250,322,941	$ 246,599,856	$ 3,723,085	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.2%
Ireland	5.4%
Brazil	3.0%
India	2.1%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,124,228) - See accompanying schedule: Unaffiliated issuers (cost $250,660,487)	$ 241,993,940
Fidelity Central Funds (cost $4,468,290)	4,468,290
Other affiliated issuers (cost $4,832,783)	3,860,711
Total Investments (cost $259,961,560)		$ 250,322,941
Cash		43,054
Foreign currency held at value (cost $14,835)		14,893
Receivable for investments sold		14,827,295
Receivable for fund shares sold		470,590
Dividends receivable		571,270
Distributions receivable from Fidelity Central Funds		355
Other receivables		2,037
Total assets		266,252,435

Liabilities
Payable for investments purchased	$ 2,920,383
Payable for fund shares redeemed	169,261
Accrued management fee	117,479
Other affiliated payables	63,204
Other payables and accrued expenses	22,556
Collateral on securities loaned, at value	3,176,575
Total liabilities		6,469,458

Net Assets		$ 259,782,977
Net Assets consist of:
Paid in capital		$ 267,672,449
Undistributed net investment income		919,975
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		829,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,638,544)
Net Assets, for 8,530,930 shares outstanding		$ 259,782,977
Net Asset Value, offering price and redemption price per share ($259,782,977 ÷ 8,530,930 shares)		$ 30.45

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,395,943
Income from Fidelity Central Funds (including $6,815 from security lending)		11,855
Total income		2,407,798

Expenses
Management fee	$ 963,040
Transfer agent fees	378,040
Accounting and security lending fees	67,714
Custodian fees and expenses	16,645
Independent trustees' compensation	956
Registration fees	32,210
Audit	19,376
Legal	498
Interest	299
Miscellaneous	1,080
Total expenses before reductions	1,479,858
Expense reductions	(8,199)	1,471,659
Net investment income (loss)		936,139
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,281)	13,454,902
Foreign currency transactions	(17,020)
Total net realized gain (loss)		13,437,882
Change in net unrealized appreciation (depreciation) on: Investment securities	(68,170,451)
Assets and liabilities in foreign currencies	2,326
Total change in net unrealized appreciation (depreciation)		(68,168,125)
Net gain (loss)		(54,730,243)
Net increase (decrease) in net assets resulting from operations		$ (53,794,104)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 936,139	$ 1,675,103
Net realized gain (loss)	13,437,882	24,725,221
Change in net unrealized appreciation (depreciation)	(68,168,125)	36,951,812
Net increase (decrease) in net assets resulting from operations	(53,794,104)	63,352,136
Distributions to shareholders from net investment income	(707,388)	(976,933)
Distributions to shareholders from net realized gain	(1,033,874)	-
Total distributions	(1,741,262)	(976,933)
Share transactions Proceeds from sales of shares	97,918,446	258,656,037
Reinvestment of distributions	1,691,010	958,393
Cost of shares redeemed	(146,968,023)	(79,705,069)
Net increase (decrease) in net assets resulting from share transactions	(47,358,567)	179,909,361
Redemption fees	5,947	17,967
Total increase (decrease) in net assets	(102,887,986)	242,302,531

Net Assets
Beginning of period	362,670,963	120,368,432
End of period (including undistributed net investment income of $919,975 and undistributed net investment income of $691,224, respectively)	$ 259,782,977	$ 362,670,963
Other Information Shares
Sold	2,732,687	8,102,622
Issued in reinvestment of distributions	46,868	29,482
Redeemed	(4,278,132)	(2,703,586)
Net increase (decrease)	(1,498,577)	5,428,518

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.16	$ 26.16	$ 13.98	$ 32.45	$ 31.50	$ 29.15
Income from Investment Operations
Net investment income (loss) D	.09	.26	.19	.33	.28	.18
Net realized and unrealized gain (loss)	(5.64)	9.89	12.22	(17.96)	2.73	2.59
Total from investment operations	(5.55)	10.15	12.41	(17.63)	3.01	2.77
Distributions from net investment income	(.07)	(.15)	(.23)	(.34)	(.23)	(.10)
Distributions from net realized gain	(.10)	-	-	(.50)	(1.83)	(.33)
Total distributions	(.16) J	(.15)	(.23)	(.84)	(2.06)	(.43)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 30.45	$ 36.16	$ 26.16	$ 13.98	$ 32.45	$ 31.50
Total Return B, C	(15.42)%	38.87%	89.06%	(55.46)%	9.25%	9.59%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.89%	.95%	.90%	.88%	.99%
Expenses net of fee waivers, if any	.86% A	.89%	.95%	.90%	.88%	.99%
Expenses net of all reductions	.85% A	.88%	.94%	.90%	.88%	.98%
Net investment income (loss)	.54% A	.85%	.87%	1.22%	.80%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 259,783	$ 362,671	$ 120,368	$ 47,260	$ 169,045	$ 82,528
Portfolio turnover rate F	109% A	82%	74%	136%	92%	104%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.6	13.7
United Technologies Corp.	6.0	5.3
Union Pacific Corp.	5.0	3.5
Emerson Electric Co.	3.9	3.2
Danaher Corp.	3.8	2.8
Ingersoll-Rand Co. Ltd.	3.5	2.0
Cummins, Inc.	3.2	2.3
Honeywell International, Inc.	3.1	3.0
The Boeing Co.	3.0	2.3
Tyco International Ltd.	2.6	1.5
	47.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Industrial Conglomerates	22.3%
Aerospace & Defense	20.8%
Machinery	15.0%
Electrical Equipment	13.1%
Construction & Engineering	6.8%
All Others*	22.0%

As of February 28, 2011
Machinery	20.4%
Industrial Conglomerates	19.7%
Aerospace & Defense	18.5%
Electrical Equipment	10.5%
Road & Rail	7.5%
All Others*	23.4%

* Includes short-term investments and net other assets.

Semiannual Report

Industrials Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
AEROSPACE & DEFENSE - 20.8%
Aerospace & Defense - 20.8%
Esterline Technologies Corp. (a)	66,760	$ 5,026,360
GeoEye, Inc. (a)	56,329	2,037,420
Goodrich Corp.	82,758	7,380,358
Honeywell International, Inc.	289,906	13,860,406
Precision Castparts Corp.	47,154	7,726,183
Rockwell Collins, Inc.	135,612	6,842,982
Textron, Inc.	601,383	10,145,331
The Boeing Co.	204,759	13,690,187
United Technologies Corp.	362,372	26,906,121
		93,615,348
AIR FREIGHT & LOGISTICS - 1.0%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	61,654	4,346,607
UTI Worldwide, Inc.	27,761	376,023
		4,722,630
AIRLINES - 0.3%
Airlines - 0.3%
Copa Holdings SA Class A	16,800	1,161,216
AUTO COMPONENTS - 0.5%
Auto Parts & Equipment - 0.5%
TRW Automotive Holdings Corp. (a)	56,503	2,355,610
BUILDING PRODUCTS - 1.8%
Building Products - 1.8%
Armstrong World Industries, Inc.	74,411	2,996,531
Owens Corning (a)	178,626	5,190,872
		8,187,403
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Diversified Support Services - 0.5%
Ritchie Brothers Auctioneers, Inc. (d)	91,400	2,101,286
Environmental & Facility Services - 2.1%
Republic Services, Inc.	306,291	9,298,995
Office Services & Supplies - 0.4%
Mine Safety Appliances Co.	60,700	1,875,630
TOTAL COMMERCIAL SERVICES & SUPPLIES		13,275,911
CONSTRUCTION & ENGINEERING - 6.8%
Construction & Engineering - 6.8%
AECOM Technology Corp. (a)	141,700	3,219,424
Dycom Industries, Inc. (a)	86,501	1,576,913
EMCOR Group, Inc. (a)	206,368	4,727,891
Fluor Corp.	102,770	6,240,194
Foster Wheeler AG (a)	289,728	7,112,822
Jacobs Engineering Group, Inc. (a)	99,485	3,704,821
Quanta Services, Inc. (a)	197,873	3,797,183
		30,379,248

	Shares	Value
ELECTRICAL EQUIPMENT - 12.8%
Electrical Components & Equipment - 12.3%
AMETEK, Inc.	134,375	$ 5,251,375
Cooper Industries PLC Class A	146,580	6,944,960
Emerson Electric Co.	378,775	17,631,976
General Cable Corp. (a)	27,400	826,110
GrafTech International Ltd. (a)	396,953	6,232,162
Polypore International, Inc. (a)	29,500	1,819,265
Prysmian SpA	278,037	4,497,715
Regal-Beloit Corp.	91,902	5,402,919
Roper Industries, Inc.	89,700	6,902,415
		55,508,897
Heavy Electrical Equipment - 0.5%
Alstom SA	45,461	2,111,196
TOTAL ELECTRICAL EQUIPMENT		57,620,093
INDUSTRIAL CONGLOMERATES - 22.3%
Industrial Conglomerates - 22.3%
3M Co.	79,879	6,628,359
Carlisle Companies, Inc.	88,646	3,475,810
Danaher Corp.	374,408	17,151,630
General Electric Co.	3,752,111	61,196,932
Tyco International Ltd.	285,776	11,882,566
		100,335,297
MACHINERY - 15.0%
Construction & Farm Machinery & Heavy Trucks - 5.3%
Cummins, Inc.	153,852	14,295,928
Fiat Industrial SpA (a)	432,796	4,209,426
Jain Irrigation Systems Ltd.	1,013,407	3,836,779
Sauer-Danfoss, Inc. (a)	39,576	1,710,870
		24,053,003
Industrial Machinery - 9.7%
Actuant Corp. Class A	133,916	2,689,033
Flowserve Corp.	78,900	7,443,426
Graco, Inc.	82,600	3,261,048
Ingersoll-Rand Co. Ltd.	465,520	15,599,575
Pall Corp.	79,639	4,071,942
SPX Corp.	74,400	4,232,616
Stanley Black & Decker, Inc.	72,963	4,522,247
TriMas Corp. (a)	84,753	1,638,275
		43,458,162
TOTAL MACHINERY		67,511,165
PROFESSIONAL SERVICES - 3.1%
Human Resource & Employment Services - 1.3%
Kforce, Inc. (a)	208,300	2,162,154
Towers Watson & Co.	62,049	3,660,271
		5,822,425
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 1.8%
Bureau Veritas SA	28,400	$ 2,316,265
IHS, Inc. Class A (a)	71,888	5,577,790
		7,894,055
TOTAL PROFESSIONAL SERVICES		13,716,480
ROAD & RAIL - 5.0%
Railroads - 5.0%
Union Pacific Corp.	241,882	22,294,264
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Trading Companies & Distributors - 3.1%
Beacon Roofing Supply, Inc. (a)	63,500	1,178,560
Mills Estruturas e Servicos de Engenharia SA	271,900	3,417,644
Rush Enterprises, Inc. Class A (a)	214,625	3,949,100
W.W. Grainger, Inc.	25,191	3,881,933
WESCO International, Inc. (a)	39,095	1,684,604
		14,111,841
TOTAL COMMON STOCKS (Cost $413,565,058)		429,286,506
Nonconvertible Preferred Stocks - 0.5%

AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Volkswagen AG (Cost $2,397,335)	13,100	2,182,192
Convertible Bonds - 0.3%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $1,179,681)	$ 1,179,681	1,179,681
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0% to 0.02% 9/1/11 to 12/1/11 (e) (Cost $1,494,961)	1,495,000	1,494,966
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	16,778,895	$ 16,778,895
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,384,625	1,384,625
TOTAL MONEY MARKET FUNDS (Cost $18,163,520)		18,163,520
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $436,800,555)		452,306,865
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,952,227)
NET ASSETS - 100%		$ 449,354,638
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
281 CME E-mini Industrial Index Contracts	Sept. 2011	$ 9,067,870	$ 691,358

The face value of futures purchased as a percentage of net assets is 2.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $745,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,179,681 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,179,681
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,428
Fidelity Securities Lending Cash Central Fund	38,961
Total	$ 45,389
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 429,286,506	$ 425,449,727	$ 3,836,779	$ -
Nonconvertible Preferred Stocks	2,182,192	2,182,192	-	-
Convertible Bonds	1,179,681	-	-	1,179,681
U.S. Treasury Obligations	1,494,966	-	1,494,966	-
Money Market Funds	18,163,520	18,163,520	-	-
Total Investments in Securities:	$ 452,306,865	$ 445,795,439	$ 5,331,745	$ 1,179,681
Derivative Instruments:
Assets
Futures Contracts	$ 691,358	$ 691,358	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,179,681
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,179,681
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 691,358	$ -
Total Value of Derivatives	$ 691,358	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.0%
Ireland	5.0%
Switzerland	4.2%
Italy	1.9%
France	1.0%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,340,317) - See accompanying schedule: Unaffiliated issuers (cost $418,637,035)	$ 434,143,345
Fidelity Central Funds (cost $18,163,520)	18,163,520
Total Investments (cost $436,800,555)		$ 452,306,865
Receivable for investments sold		4,415,803
Receivable for fund shares sold		337,165
Dividends receivable		962,950
Interest receivable		19,924
Distributions receivable from Fidelity Central Funds		2,244
Receivable for daily variation margin on futures contracts		64,630
Other receivables		10,795
Total assets		458,120,376

Liabilities
Payable for investments purchased	$ 6,490,064
Payable for fund shares redeemed	531,815
Accrued management fee	205,839
Other affiliated payables	126,814
Other payables and accrued expenses	26,581
Collateral on securities loaned, at value	1,384,625
Total liabilities		8,765,738

Net Assets		$ 449,354,638
Net Assets consist of:
Paid in capital		$ 418,939,020
Undistributed net investment income		1,457,112
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,759,128
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,199,378
Net Assets, for 21,056,918 shares outstanding		$ 449,354,638
Net Asset Value, offering price and redemption price per share ($449,354,638 ÷ 21,056,918 shares)		$ 21.34

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 3,862,366
Interest		19,925
Income from Fidelity Central Funds (including $38,961 from security lending)		45,389
Total income		3,927,680

Expenses
Management fee	$ 1,577,674
Transfer agent fees	711,654
Accounting and security lending fees	106,482
Custodian fees and expenses	27,665
Independent trustees' compensation	1,541
Registration fees	29,399
Audit	18,250
Legal	793
Interest	1,833
Miscellaneous	2,373
Total expenses before reductions	2,477,664
Expense reductions	(21,198)	2,456,466
Net investment income (loss)		1,471,214
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,544,201
Foreign currency transactions	(74,446)
Total net realized gain (loss)		14,469,755
Change in net unrealized appreciation (depreciation) on: Investment securities	(101,843,673)
Assets and liabilities in foreign currencies	1,542
Futures contracts	691,358
Total change in net unrealized appreciation (depreciation)		(101,150,773)
Net gain (loss)		(86,681,018)
Net increase (decrease) in net assets resulting from operations		$ (85,209,804)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrials Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,471,214	$ 2,475,737
Net realized gain (loss)	14,469,755	26,603,271
Change in net unrealized appreciation (depreciation)	(101,150,773)	85,409,282
Net increase (decrease) in net assets resulting from operations	(85,209,804)	114,488,290
Distributions to shareholders from net investment income	(857,631)	(1,731,948)
Distributions to shareholders from net realized gain	(9,678,984)	-
Total distributions	(10,536,615)	(1,731,948)
Share transactions Proceeds from sales of shares	163,827,931	324,950,432
Reinvestment of distributions	10,206,269	1,677,754
Cost of shares redeemed	(201,407,374)	(120,246,657)
Net increase (decrease) in net assets resulting from share transactions	(27,373,174)	206,381,529
Redemption fees	23,119	26,323
Total increase (decrease) in net assets	(123,096,474)	319,164,194

Net Assets
Beginning of period	572,451,112	253,286,918
End of period (including undistributed net investment income of $1,457,112 and undistributed net investment income of $843,529, respectively)	$ 449,354,638	$ 572,451,112
Other Information Shares
Sold	6,606,804	14,626,207
Issued in reinvestment of distributions	407,761	73,682
Redeemed	(8,636,922)	(5,796,400)
Net increase (decrease)	(1,622,357)	8,903,489

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.24	$ 18.39	$ 10.12	$ 20.50	$ 20.70	$ 20.97
Income from Investment Operations
Net investment income (loss) D	.06	.15	.11	.18	.11	.14
Net realized and unrealized gain (loss)	(3.53)	6.80	8.27	(10.35)	1.40	1.55
Total from investment operations	(3.47)	6.95	8.38	(10.17)	1.51	1.69
Distributions from net investment income	(.04)	(.10)	(.11)	(.15)	(.09)	(.08)
Distributions from net realized gain	(.40)	-	-	(.06)	(1.62)	(1.89)
Total distributions	(.43) J	(.10)	(.11)	(.21)	(1.71)	(1.97)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 21.34	$ 25.24	$ 18.39	$ 10.12	$ 20.50	$ 20.70
Total Return B, C	(14.00)%	37.85%	82.95%	(49.92)%	7.14%	8.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.90%	.97%	1.00%	1.00%	1.10%
Expenses net of fee waivers, if any	.88% A	.90%	.97%	1.00%	1.00%	1.10%
Expenses net of all reductions	.87% A	.90%	.97%	.99%	.99%	1.09%
Net investment income (loss)	.52% A	.69%	.71%	1.08%	.49%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 449,355	$ 572,451	$ 253,287	$ 83,542	$ 124,443	$ 76,011
Portfolio turnover rate F	102% A	80%	106%	132%	108%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.43 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.395 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	18.3	16.5
United Parcel Service, Inc. Class B	12.0	12.9
C.H. Robinson Worldwide, Inc.	5.7	2.1
Expeditors International of Washington, Inc.	5.4	2.2
Kansas City Southern	4.6	4.0
Norfolk Southern Corp.	4.6	5.8
Southwest Airlines Co.	3.7	3.4
CSX Corp.	3.5	9.7
Kirby Corp.	3.5	1.6
Kuehne & Nagel International AG	3.4	1.9
	64.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Road & Rail	43.7%
Air Freight & Logistics	32.0%
Airlines	14.2%
Marine	8.4%
Trading Companies & Distributors	0.4%
All Others*	1.3%

As of February 28, 2011
Road & Rail	48.0%
Air Freight & Logistics	26.2%
Airlines	10.3%
Marine	4.5%
Machinery	4.0%
All Others*	7.0%

* Includes short-term investments and net other assets.

Semiannual Report

Transportation Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AIR FREIGHT & LOGISTICS - 32.0%
Air Freight & Logistics - 32.0%
Air Transport Services Group, Inc. (a)	484,308	$ 2,610,420
C.H. Robinson Worldwide, Inc.	174,396	12,294,918
Dart Group PLC	638,217	823,862
Expeditors International of Washington, Inc.	259,400	11,802,700
Hub Group, Inc. Class A (a)	79,900	2,516,051
Panalpina Welttransport Holding AG (a)	53,760	6,326,471
United Parcel Service, Inc. Class B	385,300	25,965,367
UTI Worldwide, Inc.	524,200	7,100,289
		69,440,078
AIRLINES - 14.2%
Airlines - 14.2%
Air Canada Class A (a)(e)	125,000	222,120
Alaska Air Group, Inc. (a)	61,700	3,561,941
Copa Holdings SA Class A	59,700	4,126,464
Delta Air Lines, Inc. (a)	503,302	3,789,864
Gol Linhas Aereas Inteligentes SA (PN)	376,800	2,849,758
Republic Airways Holdings, Inc. (a)(d)	226,200	723,840
Ryanair Holdings PLC sponsored ADR	63,800	1,685,596
SkyWest, Inc.	121,200	1,545,300
Southwest Airlines Co.	921,600	7,944,192
United Continental Holdings, Inc. (a)(d)	235,736	4,382,332
		30,831,407
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.1%
KAR Auction Services, Inc. (a)	20,900	306,603
MACHINERY - 0.3%
Construction & Farm Machinery & Heavy Trucks - 0.3%
ASL Marine Holdings Ltd.	1,250,200	529,482
MARINE - 8.4%
Marine - 8.4%
Global Ship Lease, Inc. Class A (a)	70,200	228,150
Kirby Corp. (a)	139,820	7,695,693
Kuehne & Nagel International AG	52,300	7,293,449
Navios Maritime Acquisition Corp.	908,432	2,988,741
		18,206,033
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil & Gas Storage & Transport - 0.2%
Scorpio Tankers, Inc. (a)	77,000	528,220
ROAD & RAIL - 43.7%
Railroads - 31.0%
CSX Corp.	350,819	7,696,969
Kansas City Southern (a)	183,200	9,922,112
Norfolk Southern Corp.	146,500	9,915,120
Union Pacific Corp.	430,968	39,722,321
		67,256,522

	Shares	Value
Trucking - 12.7%
Arkansas Best Corp.	106,500	$ 2,199,225
Con-way, Inc.	123,300	3,155,247
Contrans Group, Inc.:
(sub. vtg.) (a)(e)	12,800	99,869
Class A	74,100	578,150
DSV de Sammensluttede Vognmaend A/S	153,000	3,207,263
Frozen Food Express Industries, Inc. (a)	854,776	2,769,474
J.B. Hunt Transport Services, Inc.	45,400	1,824,626
Marten Transport Ltd.	34,000	624,920
Old Dominion Freight Lines, Inc. (a)	125,100	4,018,212
Quality Distribution, Inc. (a)	57,100	697,762
Saia, Inc. (a)	198,300	2,373,651
Swift Transporation Co.	380,100	3,276,462
Tegma Gestao Logistica	127,900	1,783,586
USA Truck, Inc. (a)	54,200	416,798
Vitran Corp., Inc. (a)	64,600	401,167
		27,426,412
TOTAL ROAD & RAIL		94,682,934
TRADING COMPANIES & DISTRIBUTORS - 0.4%
Trading Companies & Distributors - 0.4%
Rush Enterprises, Inc. Class A (a)	47,900	881,360
TOTAL COMMON STOCKS (Cost $202,722,993)		215,406,117
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.11% (b)	535,340	535,340
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,999,900	1,999,900
TOTAL MONEY MARKET FUNDS (Cost $2,535,240)		2,535,240
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $205,258,233)		217,941,357
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,040,515)
NET ASSETS - 100%		$ 216,900,842
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $321,989 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,179
Fidelity Securities Lending Cash Central Fund	7,982
Total	$ 9,161
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Frozen Food Express Industries, Inc.	$ 3,757,900	$ -	$ 230,922	$ -	$ -
Total	$ 3,757,900	$ -	$ 230,922	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.1%
Switzerland	6.3%
British Virgin Islands	3.3%
Brazil	2.1%
Panama	1.9%
Marshall Islands	1.7%
Denmark	1.5%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,896,790) - See accompanying schedule: Unaffiliated issuers (cost $202,722,993)	$ 215,406,117
Fidelity Central Funds (cost $2,535,240)	2,535,240
Total Investments (cost $205,258,233)		$ 217,941,357
Receivable for investments sold		4,075,838
Receivable for fund shares sold		67,923
Dividends receivable		620,795
Distributions receivable from Fidelity Central Funds		305
Other receivables		10,884
Total assets		222,717,102

Liabilities
Payable for investments purchased	$ 3,253,148
Payable for fund shares redeemed	379,697
Accrued management fee	100,904
Other affiliated payables	63,678
Other payables and accrued expenses	18,933
Collateral on securities loaned, at value	1,999,900
Total liabilities		5,816,260

Net Assets		$ 216,900,842
Net Assets consist of:
Paid in capital		$ 183,688,220
Undistributed net investment income		575,747
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,952,542
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,684,333
Net Assets, for 4,378,794 shares outstanding		$ 216,900,842
Net Asset Value, offering price and redemption price per share ($216,900,842 ÷ 4,378,794 shares)		$ 49.53

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,964,286
Income from Fidelity Central Funds (including $7,982 from security lending)		9,161
Total income		1,973,447

Expenses
Management fee	$ 896,009
Transfer agent fees	380,027
Accounting and security lending fees	64,186
Custodian fees and expenses	12,184
Independent trustees' compensation	972
Registration fees	33,410
Audit	24,144
Legal	580
Interest	1,810
Miscellaneous	2,069
Total expenses before reductions	1,415,391
Expense reductions	(18,208)	1,397,183
Net investment income (loss)		576,264
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,933,982
Other affiliated issuers	1,917
Foreign currency transactions	(49,094)
Total net realized gain (loss)		25,886,805
Change in net unrealized appreciation (depreciation) on: Investment securities	(55,290,818)
Assets and liabilities in foreign currencies	864
Total change in net unrealized appreciation (depreciation)		(55,289,954)
Net gain (loss)		(29,403,149)
Net increase (decrease) in net assets resulting from operations		$ (28,826,885)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 576,264	$ 1,910,321
Net realized gain (loss)	25,886,805	23,557,389
Change in net unrealized appreciation (depreciation)	(55,289,954)	51,121,418
Net increase (decrease) in net assets resulting from operations	(28,826,885)	76,589,128
Distributions to shareholders from net investment income	(400,281)	(1,416,143)
Distributions to shareholders from net realized gain	(4,447,560)	-
Total distributions	(4,847,841)	(1,416,143)
Share transactions Proceeds from sales of shares	42,199,645	686,181,998
Reinvestment of distributions	4,692,535	1,369,495
Cost of shares redeemed	(263,561,907)	(403,479,761)
Net increase (decrease) in net assets resulting from share transactions	(216,669,727)	284,071,732
Redemption fees	15,632	143,082
Total increase (decrease) in net assets	(250,328,821)	359,387,799

Net Assets
Beginning of period	467,229,663	107,841,864
End of period (including undistributed net investment income of $575,747 and undistributed net investment income of $399,764, respectively)	$ 216,900,842	$ 467,229,663
Other Information Shares
Sold	757,943	13,602,544
Issued in reinvestment of distributions	84,550	24,894
Redeemed	(4,767,956)	(7,890,440)
Net increase (decrease)	(3,925,463)	5,736,998

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 56.26	$ 42.01	$ 23.89	$ 44.34	$ 53.00	$ 50.22
Income from Investment Operations
Net investment income (loss) D	.10	.27	.29	.29	.19 G	.04
Net realized and unrealized gain (loss)	(6.07)	14.13	18.21	(19.29)	(4.66)	3.72
Total from investment operations	(5.97)	14.40	18.50	(19.00)	(4.47)	3.76
Distributions from net investment income	(.06)	(.17)	(.36)	(.25)	(.07)	(.02)
Distributions from net realized gain	(.70)	-	(.02)	(1.21)	(4.13)	(1.01)
Total distributions	(.76)	(.17)	(.38)	(1.46)	(4.20)	(1.03)
Redemption fees added to paid in capital D	- J	.02	- J	.01	.01	.05
Net asset value, end of period	$ 49.53	$ 56.26	$ 42.01	$ 23.89	$ 44.34	$ 53.00
Total Return B, C	(10.75)%	34.32%	77.62%	(44.20)%	(8.89)%	7.65%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.90%	1.03%	1.03%	.99%	1.03%
Expenses net of fee waivers, if any	.88% A	.90%	1.03%	1.03%	.99%	1.03%
Expenses net of all reductions	.87% A	.90%	1.00%	1.03%	.99%	1.02%
Net investment income (loss)	.36% A	.53%	.90%	.79%	.36% G	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 216,901	$ 467,230	$ 107,842	$ 79,705	$ 92,432	$ 105,027
Portfolio turnover rate F	95% A	114%	265%	81%	84%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .21%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which

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3. Significant Accounting Policies - continued

Security Valuation - continued

consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Air Transportation Portfolio	$ 53,339,128	$ 7,812,270	$ (3,448,862)	$ 4,363,408
Defense and Aerospace Portfolio	612,053,632	75,051,185	(60,739,719)	14,311,466
Environment and Alternative Energy Portfolio	93,161,079	2,234,610	(9,197,087)	(6,962,477)
Industrial Equipment Portfolio	263,298,030	17,357,960	(30,333,049)	(12,975,089)
Industrials Portfolio	441,179,611	48,596,595	(37,469,341)	11,127,254
Transportation Portfolio	206,150,340	24,282,450	(12,491,433)	11,791,017

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Industrials Portfolio (the Fund) used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $0 and a change in net unrealized appreciation (depreciation) of $691,358 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	44,565,468	91,388,589
Defense and Aerospace Portfolio	192,886,852	210,908,693
Environment and Alternative Energy Portfolio	123,965,601	123,274,432
Industrial Equipment Portfolio	187,071,241	246,603,515
Industrials Portfolio	285,302,486	317,751,515
Transportation Portfolio	156,227,114	374,088,171

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.26%	.56%
Defense and Aerospace Portfolio	.30%	.26%	.56%
Environment and Alternative Energy Portfolio	.30%	.26%	.56%
Industrial Equipment Portfolio	.30%	.26%	.56%
Industrials Portfolio	.30%	.26%	.56%
Transportation Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.25%
Defense and Aerospace Portfolio	.25%
Environment and Alternative Energy Portfolio	.32%
Industrial Equipment Portfolio	.22%
Industrials Portfolio	.25%
Transportation Portfolio	.24%

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7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 4,770
Defense and Aerospace Portfolio	3,940
Environment and Alternative Energy Portfolio	2,608
Industrial Equipment Portfolio	10,317
Industrials Portfolio	6,289
Transportation Portfolio	14,034

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Defense and Aerospace Portfolio	Borrower	$ 5,492,429.35%		$ 375
Industrial Equipment Portfolio	Borrower	5,135,167.35%		299
Industrials Portfolio	Borrower	7,916,174.36%		1,833
Transportation Portfolio	Borrower	8,799,250.37%		1,810

8. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$ 175
Defense and Aerospace Portfolio	1,048
Environment and Alternative Energy Portfolio	147
Industrial Equipment Portfolio	536
Industrials Portfolio	861
Transportation Portfolio	674

During the period, there were no borrowings on this line of credit.

9. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

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Notes to Financial Statements (Unaudited) - continued

9. Security Lending - continued

presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Defense and Aerospace Portfolio	$ 746	$ 515,506
Environment and Alternative Energy Portfolio	2,962	861,568
Transportation Portfolio	442	-

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Air Transportation Portfolio	$ 8,860	$ -
Defense and Aerospace Portfolio	6,468	16
Environment and Alternative Energy Portfolio	4,634	-
Industrial Equipment Portfolio	8,199	-
Industrials Portfolio	21,198	-
Transportation Portfolio	18,208	-

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 20% and 12% of the total outstanding shares of Industrial Equipment Portfolio and Industrials Portfolio, respectively. Strategic Advisor U.S. Opportunities Fund was the owner of record of approximately 16% and 13% of the total outstanding shares of Industrial Equipment Portfolio and Industrials Portfolio, respectively. Mutual funds managed by FMR or its affiliates, were the owners of record, in the aggregate, of approximately 42% and 37% of the total outstanding shares of Industrial Equipment Portfolio and Industrials Portfolio, respectively.

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Board Approval of Investment Advisory Contracts and Management Fees

Air Transportation Portfolio
Defense and Aerospace Portfolio
Environment and Alternative Energy Portfolio
Industrial Equipment Portfolio
Industrials Portfolio
Transportation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Air Transportation Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Defense and Aerospace Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Environment and Alternative Energy Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in 2009 and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year, and in light of the fund's changed investment strategy. The Board noted that there was a change in the fund's portfolio manager in July 2010. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrials Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Industrial Equipment Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Transportation Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Air Transportation Portfolio

Defense and Aerospace Portfolio

Semiannual Report

Environment and Alternative Energy Portfolio

Industrials Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Industrial Equipment Portfolio

Transportation Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Automated line for quickest service

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Fidelity®

Select Portfolios®

Utilities Sector

Utilities Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Utilities Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.86%	$ 1,000.00	$ 1,024.70	$ 4.38
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.81	$ 4.37

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Utilities Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	11.3	1.2
FirstEnergy Corp.	9.6	0.0
Public Service Enterprise Group, Inc.	8.5	4.9
NextEra Energy, Inc.	7.3	11.5
Edison International	7.2	6.3
Constellation Energy Group, Inc.	4.9	2.8
Sempra Energy	4.8	7.5
Dominion Resources, Inc.	4.8	6.5
American Electric Power Co., Inc.	4.8	4.8
ITC Holdings Corp.	4.7	5.6
	67.9
Top Industries (% of fund's net assets)
As of August 31, 2011
Electric Utilities	47.6%
Multi-Utilities	29.0%
Independent Power Producers & Energy Traders	13.2%
Gas Utilities	3.2%
Oil, Gas & Consumable Fuels	1.5%
All Others*	5.5%

As of February 28, 2011
Electric Utilities	42.0%
Multi-Utilities	34.2%
Gas Utilities	11.3%
Independent Power Producers & Energy Traders	8.8%
Water Utilities	2.0%
All Others*	1.7%

* Includes short-term investments and net other assets.

Semiannual Report

Utilities Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
ELECTRIC UTILITIES - 47.6%
Electric Utilities - 47.6%
American Electric Power Co., Inc.	585,868	$ 22,632,081
Edison International	916,292	34,076,899
Exelon Corp.	1,241,260	53,523,131
FirstEnergy Corp.	1,018,400	45,064,200
ITC Holdings Corp.	295,055	22,323,861
NextEra Energy, Inc.	610,579	34,632,041
NV Energy, Inc.	862,303	12,865,561
		225,117,774
GAS UTILITIES - 3.2%
Gas Utilities - 3.2%
National Fuel Gas Co.	135,976	8,342,128
ONEOK, Inc.	93,199	6,607,809
		14,949,937
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.2%
Independent Power Producers & Energy Traders - 13.2%
Calpine Corp. (a)	942,991	13,890,257
Constellation Energy Group, Inc.	600,234	23,103,007
NRG Energy, Inc. (a)	412,400	9,666,656
The AES Corp. (a)	1,455,159	15,803,027
		62,462,947
MULTI-UTILITIES - 29.0%
Multi-Utilities - 29.0%
CenterPoint Energy, Inc.	1,105,500	22,121,055
Dominion Resources, Inc.	465,267	22,677,114
OGE Energy Corp.	286,661	14,347,383
PG&E Corp.	361,824	15,323,246

	Shares	Value
Public Service Enterprise Group, Inc.	1,174,671	$ 40,091,521
Sempra Energy	435,535	22,874,298
		137,434,617
OIL, GAS & CONSUMABLE FUELS - 1.5%
Oil & Gas Storage & Transport - 1.5%
El Paso Corp.	127,900	2,448,006
Williams Companies, Inc.	173,884	4,693,129
		7,141,135
TOTAL COMMON STOCKS (Cost $427,464,752)		447,106,410
Money Market Funds - 1.8%

Fidelity Cash Central Fund,0.11% (b) (Cost $8,558,198)	8,558,198	8,558,198
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $436,022,950)	455,664,608
NET OTHER ASSETS (LIABILITIES) - 3.7%	17,671,170
NET ASSETS - 100%	$ 473,335,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,687
Fidelity Securities Lending Cash Central Fund	481
Total	$ 4,168
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $88,061,838 of which $43,377,782 and $44,684,056 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $427,464,752)	$ 447,106,410
Fidelity Central Funds (cost $8,558,198)	8,558,198
Total Investments (cost $436,022,950)		$ 455,664,608
Receivable for investments sold		14,856,369
Receivable for fund shares sold		1,921,436
Dividends receivable		2,235,753
Distributions receivable from Fidelity Central Funds		1,136
Other receivables		18,620
Total assets		474,697,922

Liabilities
Payable for fund shares redeemed	$ 1,031,622
Accrued management fee	206,010
Transfer agent fee payable	91,011
Other affiliated payables	14,802
Other payables and accrued expenses	18,699
Total liabilities		1,362,144

Net Assets		$ 473,335,778
Net Assets consist of:
Paid in capital		$ 517,619,129
Undistributed net investment income		6,463,387
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(70,388,396)
Net unrealized appreciation (depreciation) on investments		19,641,658
Net Assets, for 9,207,159 shares outstanding		$ 473,335,778
Net Asset Value, offering price and redemption price per share ($473,335,778 ÷ 9,207,159 shares)		$ 51.41

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 8,371,547
Income from Fidelity Central Funds		4,168
Total income		8,375,715

Expenses
Management fee	$ 1,274,425
Transfer agent fees	552,359
Accounting and security lending fees	89,513
Custodian fees and expenses	5,094
Independent trustees' compensation	1,249
Registration fees	26,168
Audit	17,736
Legal	1,642
Interest	334
Miscellaneous	2,626
Total expenses before reductions	1,971,146
Expense reductions	(86,400)	1,884,746
Net investment income (loss)		6,490,969
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,708,088
Foreign currency transactions	9,614
Total net realized gain (loss)		19,717,702
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,634,836)
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		(13,634,852)
Net gain (loss)		6,082,850
Net increase (decrease) in net assets resulting from operations		$ 12,573,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,490,969	$ 9,879,312
Net realized gain (loss)	19,717,702	46,438,931
Change in net unrealized appreciation (depreciation)	(13,634,852)	25,449,115
Net increase (decrease) in net assets resulting from operations	12,573,819	81,767,358
Distributions to shareholders from net investment income	(993,788)	(10,194,963)
Share transactions Proceeds from sales of shares	119,241,059	219,227,003
Reinvestment of distributions	950,953	9,735,945
Cost of shares redeemed	(112,541,672)	(182,439,130)
Net increase (decrease) in net assets resulting from share transactions	7,650,340	46,523,818
Redemption fees	8,064	9,278
Total increase (decrease) in net assets	19,238,435	118,105,491

Net Assets
Beginning of period	454,097,343	335,991,852
End of period (including undistributed net investment income of $6,463,387 and undistributed net investment income of $966,206, respectively)	$ 473,335,778	$ 454,097,343
Other Information Shares
Sold	2,341,755	4,768,833
Issued in reinvestment of distributions	18,694	207,555
Redeemed	(2,184,086)	(3,899,333)
Net increase (decrease)	176,363	1,077,055

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 50.28	$ 42.24	$ 34.94	$ 57.09	$ 58.27	$ 46.44
Income from Investment Operations
Net investment income (loss) D	.72	1.14	1.21	.99	.84	1.00
Net realized and unrealized gain (loss)	.52	8.09	7.34	(22.29)	(.82)	11.45
Total from investment operations	1.24	9.23	8.55	(21.30)	.02	12.45
Distributions from net investment income	(.11)	(1.19)	(1.25)	(.85)	(1.21)	(.64)
Redemption fees added to paid in capital D	- I	- I	- I	- I	.01	.02
Net asset value, end of period	$ 51.41	$ 50.28	$ 42.24	$ 34.94	$ 57.09	$ 58.27
Total Return B, C	2.47%	22.07%	24.50%	(37.47)%	(.22)%	26.95%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.90%	.95%	.89%	.88%	.93%
Expenses net of fee waivers, if any	.86% A	.90%	.95%	.89%	.88%	.93%
Expenses net of all reductions	.82% A	.87%	.93%	.89%	.87%	.93%
Net investment income (loss)	2.83% A	2.46%	2.98%	1.95%	1.35%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 473,336	$ 454,097	$ 335,992	$ 301,529	$ 606,083	$ 795,683
Portfolio turnover rate F	170% A	238%	226%	167%	121%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the year ended February 29.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 25,073,404
Gross unrealized depreciation	(7,330,173)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,743,231

Tax cost	$ 437,921,377

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $389,463,177 and $396,865,975, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,771 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,496,875.33%		$ 334

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $712 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $481. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $86,400 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Utilities Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Utilities Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Utilities Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELUTL-USAN-1011
1.813629.106

Fidelity®

Select Portfolios®

Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

Electronics Portfolio

IT Services Portfolio

Software and Computer Services Portfolio

Technology Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Communications Equipment Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Computers Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Electronics Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
IT Services Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Software and Computer Services Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Technology Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Communications Equipment Portfolio	.89%
Actual		$ 1,000.00	$ 764.20	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,020.66	$ 4.52
Computers Portfolio	.86%
Actual		$ 1,000.00	$ 867.10	$ 4.04
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.37
Electronics Portfolio	.84%
Actual		$ 1,000.00	$ 816.90	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27
IT Services Portfolio	.92%
Actual		$ 1,000.00	$ 930.20	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.51	$ 4.67
Software and Computer Services Portfolio	.82%
Actual		$ 1,000.00	$ 935.00	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.17
Technology Portfolio	.82%
Actual		$ 1,000.00	$ 867.60	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.17

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Communications Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	15.3	12.9
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	11.8	7.4
QUALCOMM, Inc.	10.7	13.6
Polycom, Inc.	4.1	1.6
Ciena Corp.	3.6	2.2
American Tower Corp. Class A	3.5	1.1
SBA Communications Corp. Class A	3.1	1.0
AsiaInfo-Linkage, Inc.	3.1	0.2
Crown Castle International Corp.	2.9	0.6
Finisar Corp.	2.7	1.7
	60.8
Top Industries (% of fund's net assets)
As of August 31, 2011
Communications Equipment	75.3%
Wireless Telecommunication Services	9.5%
Software	8.6%
Semiconductors & Semiconductor Equipment	2.3%
Computers & Peripherals	1.0%
All Others*	3.3%

As of February 28, 2011
Communications Equipment	80.8%
Software	4.4%
Semiconductors & Semiconductor Equipment	3.7%
Wireless Telecommunication Services	2.8%
Electronic Equipment & Components	2.3%
All Others*	6.0%

* Includes short-term investments and net other assets.

Semiannual Report

Communications Equipment Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 75.0%
Communications Equipment - 75.0%
Acme Packet, Inc. (a)	98,990	$ 4,661,439
ADTRAN, Inc.	224,004	6,957,564
ADVA AG Optical Networking (a)	504,160	2,738,584
Alcatel-Lucent SA sponsored ADR (a)	1,914,043	7,005,397
Arris Group, Inc. (a)	89,329	975,473
Aruba Networks, Inc. (a)(d)	299,023	6,378,161
Aviat Networks, Inc. (a)	74,065	192,569
BigBand Networks, Inc. (a)	704,147	1,006,930
Black Box Corp.	9,800	242,256
Brocade Communications Systems, Inc. (a)	1,396,841	5,405,775
Calix Networks, Inc. (a)	127,200	1,880,016
Ceragon Networks Ltd. (a)	64,085	624,829
Ciena Corp. (a)(d)	991,491	12,135,850
Cisco Systems, Inc.	3,260,426	51,123,475
Comba Telecom Systems Holdings Ltd.	1,041,150	889,277
Comtech Telecommunications Corp.	39,700	1,105,248
Digi International, Inc. (a)	66,600	837,162
DragonWave, Inc. (a)	216,100	1,004,141
EchoStar Holding Corp. Class A (a)	36,580	890,723
F5 Networks, Inc. (a)	12,254	1,000,171
Finisar Corp. (a)	497,052	9,175,580
Harmonic, Inc. (a)	69,040	328,630
Harris Corp.	97,500	3,934,125
HTC Corp.	41,842	1,090,214
Infinera Corp. (a)	64,774	486,777
Ixia (a)	202,504	1,739,509
JDS Uniphase Corp. (a)	177,336	2,300,048
Juniper Networks, Inc. (a)	7,612	159,319
Motorola Mobility Holdings, Inc.	189,008	7,129,382
Motorola Solutions, Inc.	1,681	70,753
NETGEAR, Inc. (a)	28,450	791,195
Nokia Corp. sponsored ADR	895	5,764
Oclaro, Inc. (a)(d)	303,363	1,289,293
Oplink Communications, Inc. (a)	35,046	579,310
Opnext, Inc. (a)	756,045	1,209,672
Polycom, Inc. (a)	578,900	13,777,820
Powerwave Technologies, Inc. (a)(d)	112,800	198,528
QUALCOMM, Inc.	698,519	35,945,788
Research In Motion Ltd. (a)	900	29,241
Riverbed Technology, Inc. (a)	281,642	6,979,089
Sandvine Corp. (a)	1,458,000	2,580,496
Sandvine Corp. (U.K.) (a)	118,328	204,222
ShoreTel, Inc. (a)	387,746	2,706,467
Sierra Wireless, Inc. (a)	183,400	1,341,038
Sonus Networks, Inc. (a)	139,532	361,388
Sycamore Networks, Inc.	95,000	1,633,050
Tekelec (a)	252,287	1,816,466
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,517,780	39,434,314
Tellabs, Inc.	103,600	422,688

	Shares	Value
ViaSat, Inc. (a)	173,000	$ 6,141,500
ZTE Corp. (H Shares)	122,120	338,800
		251,255,506
COMPUTERS & PERIPHERALS - 1.0%
Computer Storage & Peripherals - 1.0%
Gemalto NV	44,524	2,127,170
Novatel Wireless, Inc. (a)	378,802	1,268,987
		3,396,157
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)(d)	1,400	6,692
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Components - 0.2%
Cando Corp. (a)	1,063,243	553,700
Young Fast Optoelectron Co. Ltd.	5,088	15,011
		568,711
Electronic Manufacturing Services - 0.2%
NeoPhotonics Corp.	140,800	858,880
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,427,591
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	400	23,200
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Equinix, Inc. (a)	500	47,020
OpenTable, Inc. (a)	100	6,099
Rackspace Hosting, Inc. (a)	15,800	577,648
		630,767
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	16,400	410,000
IT Consulting & Other Services - 0.1%
Yucheng Technologies Ltd. (a)(d)	60,300	186,327
TOTAL IT SERVICES		596,327
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
Semiconductors - 2.3%
Cavium, Inc. (a)	12,701	408,845
CSR PLC	58,483	209,866
Cypress Semiconductor Corp.	32,800	519,552
Entropic Communications, Inc. (a)	3,900	17,511
Exar Corp. (a)	6,701	40,608
Hittite Microwave Corp. (a)	800	43,456
Ikanos Communications, Inc. (a)	183,615	194,632
Inphi Corp.	39,800	319,992
Netlogic Microsystems, Inc. (a)	48,898	1,467,918
ON Semiconductor Corp. (a)	90,444	657,528
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Pericom Semiconductor Corp. (a)	45,400	$ 353,212
Phison Electronics Corp.	283,000	1,341,117
Pixelplus Co. Ltd. ADR (a)	30,925	55,974
PLX Technology, Inc. (a)	21,500	67,940
Standard Microsystems Corp. (a)	55,597	1,168,649
Volterra Semiconductor Corp. (a)	49,300	998,325
		7,865,125
SOFTWARE - 8.6%
Application Software - 6.9%
AsiaInfo-Linkage, Inc. (a)(d)	919,400	10,517,936
AutoNavi Holdings Ltd. ADR (a)	160,500	2,436,390
BroadSoft, Inc. (a)(d)	216,100	6,537,025
NetScout Systems, Inc. (a)	25,507	351,997
SolarWinds, Inc. (a)	46,871	1,160,995
Synchronoss Technologies, Inc. (a)	76,867	2,087,708
Taleo Corp. Class A (a)	1,800	46,458
TeleNav, Inc. (a)	5,800	53,650
		23,192,159
Systems Software - 1.7%
Allot Communications Ltd. (a)	126,300	1,626,744
Fortinet, Inc. (a)	47,800	914,414
Opnet Technologies, Inc.	16,972	585,534
Rovi Corp. (a)	35,229	1,722,346
TeleCommunication Systems, Inc. Class A (a)	166,423	630,743
		5,479,781
TOTAL SOFTWARE		28,671,940
WIRELESS TELECOMMUNICATION SERVICES - 9.5%
Wireless Telecommunication Services - 9.5%
American Tower Corp. Class A (a)	216,910	11,682,773

	Shares	Value
Crown Castle International Corp. (a)	222,000	$ 9,641,460
SBA Communications Corp. Class A (a)	280,539	10,601,569
		31,925,802
TOTAL COMMON STOCKS (Cost $376,897,824)		325,799,107
Convertible Bonds - 0.3%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ciena Corp. 0.25% 5/1/13 (Cost $930,000)	$ 930,000	888,429
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	5,202,155	5,202,155
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	26,141,825	26,141,825
TOTAL MONEY MARKET FUNDS (Cost $31,343,980)		31,343,980
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $409,171,804)	358,031,516
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(23,026,294)
NET ASSETS - 100%	$ 335,005,222
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,825
Fidelity Securities Lending Cash Central Fund	470,097
Total	$ 478,922
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 325,799,107	$ 325,799,107	$ -	$ -
Convertible Bonds	888,429	-	888,429	-
Money Market Funds	31,343,980	31,343,980	-	-
Total Investments in Securities:	$ 358,031,516	$ 357,143,087	$ 888,429	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.2%
Sweden	11.8%
France	2.1%
Canada	1.6%
Others (Individually Less Than 1%)	4.3%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $32,212,158 of which $3,347,694, $1,904,449, $13,297,103 and $13,662,912 will expire in fiscal 2012, 2015, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,505,375) - See accompanying schedule: Unaffiliated issuers (cost $377,827,824)	$ 326,687,536
Fidelity Central Funds (cost $31,343,980)	31,343,980
Total Investments (cost $409,171,804)		$ 358,031,516
Receivable for investments sold		3,337,286
Receivable for fund shares sold		106,610
Dividends receivable		166,792
Interest receivable		769
Distributions receivable from Fidelity Central Funds		116,248
Other receivables		17,347
Total assets		361,776,568

Liabilities
Payable for fund shares redeemed	$ 350,136
Accrued management fee	153,452
Other affiliated payables	105,800
Other payables and accrued expenses	20,133
Collateral on securities loaned, at value	26,141,825
Total liabilities		26,771,346

Net Assets		$ 335,005,222
Net Assets consist of:
Paid in capital		$ 403,230,159
Undistributed net investment income		549,550
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,634,089)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(51,140,398)
Net Assets, for 14,808,957 shares outstanding		$ 335,005,222
Net Asset Value, offering price and redemption price per share ($335,005,222 ÷ 14,808,957 shares)		$ 22.62

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,206,536
Interest		1,162
Income from Fidelity Central Funds (including $470,097 from security lending)		478,922
Total income		2,686,620

Expenses
Management fee	$ 1,362,904
Transfer agent fees	655,917
Accounting and security lending fees	102,472
Custodian fees and expenses	12,035
Independent trustees' compensation	1,401
Registration fees	25,028
Audit	17,875
Legal	2,458
Interest	1,981
Miscellaneous	2,578
Total expenses before reductions	2,184,649
Expense reductions	(47,755)	2,136,894
Net investment income (loss)		549,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,344,417
Foreign currency transactions	(40,959)
Total net realized gain (loss)		17,303,458
Change in net unrealized appreciation (depreciation) on: Investment securities	(140,731,099)
Assets and liabilities in foreign currencies	(110)
Total change in net unrealized appreciation (depreciation)		(140,731,209)
Net gain (loss)		(123,427,751)
Net increase (decrease) in net assets resulting from operations		$ (122,878,025)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 549,726	$ (1,773,841)
Net realized gain (loss)	17,303,458	56,077,863
Change in net unrealized appreciation (depreciation)	(140,731,209)	96,827,694
Net increase (decrease) in net assets resulting from operations	(122,878,025)	151,131,716
Share transactions Proceeds from sales of shares	90,950,659	259,307,651
Cost of shares redeemed	(219,875,567)	(160,569,712)
Net increase (decrease) in net assets resulting from share transactions	(128,924,908)	98,737,939
Redemption fees	13,323	15,161
Total increase (decrease) in net assets	(251,789,610)	249,884,816

Net Assets
Beginning of period	586,794,832	336,910,016
End of period (including undistributed net investment income of $549,550 and accumulated net investment loss of $176, respectively)	$ 335,005,222	$ 586,794,832
Other Information Shares
Sold	3,206,065	10,453,658
Redeemed	(8,220,373)	(6,839,533)
Net increase (decrease)	(5,014,308)	3,614,125

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 K	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.60	$ 20.79	$ 10.72	$ 19.50	$ 20.64	$ 21.67
Income from Investment Operations
Net investment income (loss)E	.03	(.10)	(.07) H	.04	(.12)	(.13)
Net realized and unrealized gain (loss)	(7.01)	8.91	10.20	(8.77)	(1.02)	(.90)
Total from investment operations	(6.98)	8.81	10.13	(8.73)	(1.14)	(1.03)
Distributions from net investment income	-	-	(.06)	(.05)	-	-
Redemption fees added to paid in capital E, D	-	-	-	-	-	-
Net asset value, end of period	$ 22.62	$ 29.60	$ 20.79	$ 10.72	$ 19.50	$ 20.64
Total ReturnB, C	(23.58)%	42.38%	94.47%	(44.79)%	(5.52)%	(4.75)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.89% A	.91%	.97%	.95%	.93%	1.01%
Expenses net of fee waivers, if any	.89% A	.91%	.97%	.95%	.93%	1.01%
Expenses net of all reductions	.88% A	.90%	.95%	.94%	.93%	1.00%
Net investment income (loss)	.23% A	(.43)%	(.41)% H	.25%	(.55)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,005	$ 586,795	$ 336,910	$ 125,918	$ 241,213	$ 321,967
Portfolio turnover rate G	75% A	85%	143% J	120%	39%	122%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than $.01 per share.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	19.4	17.1
International Business Machines Corp.	11.5	6.8
EMC Corp.	6.1	9.3
Dell, Inc.	5.5	5.4
SanDisk Corp.	4.8	4.0
Hewlett-Packard Co.	4.3	10.1
Western Digital Corp.	4.3	2.9
Teradata Corp.	4.2	2.8
NCR Corp.	4.0	1.8
Seagate Technology	4.0	2.6
	68.1
Top Industries (% of fund's net assets)
As of August 31, 2011
Computers & Peripherals	72.9%
IT Services	16.8%
Communications Equipment	3.0%
Software	1.9%
Electronic Equipment & Components	1.3%
All Others*	4.1%

As of February 28, 2011
Computers & Peripherals	78.2%
IT Services	11.5%
Semiconductors & Semiconductor Equipment	3.2%
Software	2.2%
Communications Equipment	1.7%
All Others*	3.2%

* Includes short-term investments and net other assets.

Semiannual Report

Computers Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.0%
Communications Equipment - 3.0%
Motorola Solutions, Inc.	170,000	$ 7,155,300
Polycom, Inc. (a)	337,100	8,022,980
		15,178,280
COMPUTERS & PERIPHERALS - 72.9%
Computer Hardware - 38.6%
Apple, Inc. (a)	259,100	99,709,453
Avid Technology, Inc. (a)	336,500	3,311,160
Cray, Inc. (a)	432,500	2,450,112
Dell, Inc. (a)	1,881,907	27,974,548
Diebold, Inc.	176,800	5,063,552
Hewlett-Packard Co.	851,855	22,173,786
NCR Corp. (a)	1,195,100	20,591,573
Silicon Graphics International Corp. (a)(d)	408,800	6,512,184
Stratasys, Inc. (a)(d)	157,331	3,640,639
Super Micro Computer, Inc. (a)	468,200	6,421,363
		197,848,370
Computer Storage & Peripherals - 34.3%
Catcher Technology Co. Ltd.	513,500	4,026,236
Electronics for Imaging, Inc. (a)	285,115	4,051,484
EMC Corp. (a)	1,376,178	31,087,861
Imation Corp. (a)	365,000	2,533,100
Immersion Corp. (a)	565,000	3,971,950
Intermec, Inc. (a)	406,500	2,995,905
Intevac, Inc. (a)	268,790	2,206,766
Lexmark International, Inc. Class A (a)	180,800	5,778,368
NetApp, Inc. (a)	510,360	19,199,743
Novatel Wireless, Inc. (a)	841,424	2,818,770
QLogic Corp. (a)	332,008	4,638,152
Quantum Corp. (a)	5,093,200	9,931,740
Rimage Corp.	155,000	2,134,350
SanDisk Corp. (a)	674,000	24,702,100
Seagate Technology	1,762,800	20,413,224
STEC, Inc. (a)(d)	386,380	3,668,678
Synaptics, Inc. (a)(d)	222,200	5,428,346
Western Digital Corp. (a)	751,684	22,167,161
Xyratex Ltd.	510,800	4,382,664
		176,136,598
TOTAL COMPUTERS & PERIPHERALS		373,984,968
ELECTRONIC EQUIPMENT & COMPONENTS - 1.3%
Technology Distributors - 1.3%
Arrow Electronics, Inc. (a)	207,300	6,467,760
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Velti PLC (a)	298,600	2,824,756

	Shares	Value
IT SERVICES - 16.8%
IT Consulting & Other Services - 16.8%
Atos Origin SA	110,000	$ 5,508,978
International Business Machines Corp.	343,748	59,093,719
Teradata Corp. (a)	409,585	21,445,871
		86,048,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
NXP Semiconductors NV	251,900	4,103,451
SOFTWARE - 1.9%
Application Software - 1.9%
BroadSoft, Inc. (a)(d)	164,100	4,964,025
Synchronoss Technologies, Inc. (a)	180,657	4,906,644
		9,870,669
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	550,000	2,068,000
TOTAL COMMON STOCKS (Cost $548,413,625)		500,546,452
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.11% (b)	7,144,733	7,144,733
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,014,640	19,014,640
TOTAL MONEY MARKET FUNDS (Cost $26,159,373)		26,159,373
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $574,572,998)	526,705,825
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(13,836,445)
NET ASSETS - 100%	$ 512,869,380
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,862
Fidelity Securities Lending Cash Central Fund	107,435
Total	$ 112,297
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $23,694,802 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,018,280) - See accompanying schedule: Unaffiliated issuers (cost $548,413,625)	$ 500,546,452
Fidelity Central Funds (cost $26,159,373)	26,159,373
Total Investments (cost $574,572,998)		$ 526,705,825
Receivable for investments sold		21,002,934
Receivable for fund shares sold		201,188
Dividends receivable		264,765
Distributions receivable from Fidelity Central Funds		6,881
Other receivables		206,722
Total assets		548,388,315

Liabilities
Payable for investments purchased	$ 15,397,972
Payable for fund shares redeemed	714,041
Accrued management fee	239,709
Other affiliated payables	131,707
Other payables and accrued expenses	20,866
Collateral on securities loaned, at value	19,014,640
Total liabilities		35,518,935

Net Assets		$ 512,869,380
Net Assets consist of:
Paid in capital		$ 592,856,337
Accumulated net investment loss		(1,033,120)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(31,055,768)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(47,898,069)
Net Assets, for 9,891,221 shares outstanding		$ 512,869,380
Net Asset Value, offering price and redemption price per share ($512,869,380 ÷ 9,891,221 shares)		$ 51.85

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,179,076
Income from Fidelity Central Funds (including $107,435 from security lending)		112,297
Total income		1,291,373

Expenses
Management fee	$ 1,517,370
Transfer agent fees	665,075
Accounting and security lending fees	107,592
Custodian fees and expenses	11,740
Independent trustees' compensation	1,526
Registration fees	25,509
Audit	17,487
Legal	1,516
Interest	712
Miscellaneous	3,151
Total expenses before reductions	2,351,678
Expense reductions	(27,364)	2,324,314
Net investment income (loss)		(1,032,941)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,389,490
Foreign currency transactions	(16,543)
Total net realized gain (loss)		15,372,947
Change in net unrealized appreciation (depreciation) on: Investment securities	(97,162,364)
Assets and liabilities in foreign currencies	(2,806)
Total change in net unrealized appreciation (depreciation)		(97,165,170)
Net gain (loss)		(81,792,223)
Net increase (decrease) in net assets resulting from operations		$ (82,825,164)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,032,941)	$ (2,599,379)
Net realized gain (loss)	15,372,947	122,945,071
Change in net unrealized appreciation (depreciation)	(97,165,170)	44,955,510
Net increase (decrease) in net assets resulting from operations	(82,825,164)	165,301,202
Share transactions Proceeds from sales of shares	126,807,477	149,562,570
Cost of shares redeemed	(140,612,820)	(208,100,154)
Net increase (decrease) in net assets resulting from share transactions	(13,805,343)	(58,537,584)
Redemption fees	12,724	15,450
Total increase (decrease) in net assets	(96,617,783)	106,779,068

Net Assets
Beginning of period	609,487,163	502,708,095
End of period (including accumulated net investment loss of $1,033,120 and accumulated net investment loss of $179, respectively)	$ 512,869,380	$ 609,487,163
Other Information Shares
Sold	2,121,400	2,870,190
Redeemed	(2,421,571)	(4,211,085)
Net increase (decrease)	(300,171)	(1,340,895)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 59.80	$ 43.59	$ 23.44	$ 40.26	$ 39.29	$ 37.55
Income from Investment Operations
Net investment income (loss) E	(.11)	(.25)	(.07)	(.02)	(.12)	(.10)
Net realized and unrealized gain (loss)	(7.84)	16.46	20.22	(16.80)	1.09	1.83
Total from investment operations	(7.95)	16.21	20.15	(16.82)	.97	1.73
Redemption fees added to paid in capital E	- D	- D	- D	- D	- D	.01
Net asset value, end of period	$ 51.85	$ 59.80	$ 43.59	$ 23.44	$ 40.26	$ 39.29
Total ReturnB, C	(13.29)%	37.19%	85.96%	(41.78)%	2.47%	4.63%
Ratios to Average Net AssetsF, H
Expenses before reductions	.86% A	.89%	.95%	.92%	.92%	1.02%
Expenses net of fee waivers, if any	.86% A	.89%	.95%	.92%	.92%	1.02%
Expenses net of all reductions	.85% A	.88%	.92%	.91%	.91%	1.00%
Net investment income (loss)	(.38)% A	(.50)%	(.18)%	(.05)%	(.26)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 512,869	$ 609,487	$ 502,708	$ 207,163	$ 437,251	$ 460,532
Portfolio turnover rate G	191% A	141%	269%	183%	234%	214%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than $.01 per share.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Marvell Technology Group Ltd.	10.7	9.0
Broadcom Corp. Class A	9.6	7.9
Intel Corp.	7.5	10.7
Advanced Micro Devices, Inc.	5.0	5.0
Micron Technology, Inc.	4.6	5.1
ON Semiconductor Corp.	4.1	2.4
Texas Instruments, Inc.	3.8	1.3
NXP Semiconductors NV	3.8	1.3
Intersil Corp. Class A	3.6	3.1
Analog Devices, Inc.	3.1	0.5
	55.8
Top Industries (% of fund's net assets)
As of August 31, 2011
Semiconductors & Semiconductor Equipment	86.6%
Electronic Equipment & Components	6.2%
Communications Equipment	3.4%
Computers & Peripherals	2.7%
Internet Software & Services	0.0%
All Others*	1.1%

As of February 28, 2011
Semiconductors & Semiconductor Equipment	86.5%
Electronic Equipment & Components	6.6%
Communications Equipment	3.4%
Computers & Peripherals	2.0%
Internet Software & Services	0.4%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Electronics Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.4%
Communications Equipment - 3.4%
Cisco Systems, Inc.	730,286	$ 11,450,884
Juniper Networks, Inc. (a)	196,800	4,119,024
QUALCOMM, Inc.	326,990	16,826,905
		32,396,813
COMPUTERS & PERIPHERALS - 2.7%
Computer Hardware - 0.8%
Hewlett-Packard Co.	299,200	7,788,176
Computer Storage & Peripherals - 1.9%
SanDisk Corp. (a)	227,426	8,335,163
Seagate Technology	197,800	2,290,524
Synaptics, Inc. (a)	262,200	6,405,546
Western Digital Corp. (a)	61,100	1,801,839
		18,833,072
TOTAL COMPUTERS & PERIPHERALS		26,621,248
ELECTRONIC EQUIPMENT & COMPONENTS - 6.2%
Electronic Components - 1.1%
Aeroflex Holding Corp.	861,306	7,562,267
Amphenol Corp. Class A	6,900	324,162
Corning, Inc.	184,779	2,777,228
		10,663,657
Electronic Manufacturing Services - 5.1%
Benchmark Electronics, Inc. (a)	252,279	3,418,380
Fabrinet (a)	86,012	1,418,338
Flextronics International Ltd. (a)	4,198,093	24,139,035
Jabil Circuit, Inc.	961,204	16,196,287
Plexus Corp. (a)	18	478
TE Connectivity Ltd.	114,900	3,518,238
		48,690,756
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		59,354,413
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Support.com, Inc. (a)	13,100	32,619
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(e)	285,468	3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 86.5%
Semiconductor Equipment - 11.9%
Advanced Energy Industries, Inc. (a)	795	7,942
Amkor Technology, Inc. (a)(d)	4,833,197	21,024,407
Applied Materials, Inc.	811,500	9,186,180
ASML Holding NV	595,360	20,998,347
Cabot Microelectronics Corp. (a)	3,100	123,256
Cohu, Inc.	1,100	12,199
Cymer, Inc. (a)	419,848	16,987,050

	Shares	Value
Entegris, Inc. (a)	595,009	$ 4,474,468
KLA-Tencor Corp.	140,500	5,153,540
Lam Research Corp. (a)	636,792	23,663,191
MEMC Electronic Materials, Inc. (a)	635,758	4,437,591
Nanometrics, Inc. (a)	22,300	354,347
Nova Measuring Instruments Ltd. (a)	14,700	100,254
Novellus Systems, Inc. (a)	39,500	1,104,815
Teradyne, Inc. (a)	69,400	839,740
Tessera Technologies, Inc. (a)	194,887	2,744,009
Tokyo Electron Ltd.	51,900	2,499,015
Ultratech, Inc. (a)	13,300	271,586
		113,981,937
Semiconductors - 74.6%
Advanced Micro Devices, Inc. (a)(d)	7,015,567	47,916,323
Alpha & Omega Semiconductor Ltd. (a)	417,171	3,679,448
Altera Corp.	8,300	302,037
Analog Devices, Inc.	905,069	29,885,378
Applied Micro Circuits Corp. (a)	486,813	2,769,966
ARM Holdings PLC sponsored ADR	17	469
Atmel Corp. (a)	132,538	1,207,421
Avago Technologies Ltd.	619,276	20,504,228
BCD Semiconductor Manufacturing Ltd. ADR	999,308	5,895,917
Broadcom Corp. Class A	2,587,676	92,250,649
Cree, Inc. (a)(d)	111,700	3,622,431
Cypress Semiconductor Corp.	43,700	692,208
Entropic Communications, Inc. (a)	606,900	2,724,981
Exar Corp. (a)	15,000	90,900
Fairchild Semiconductor International, Inc. (a)	241,764	3,205,791
First Solar, Inc. (a)(d)	5,342	534,093
Freescale Semiconductor Holdings I Ltd. (d)	2,057,202	23,657,823
Himax Technologies, Inc. sponsored ADR	1,281,301	1,755,382
Inphi Corp. (d)	170,500	1,370,820
Intel Corp.	3,583,963	72,145,175
International Rectifier Corp. (a)	480,811	10,957,683
Intersil Corp. Class A	3,052,239	34,276,644
JA Solar Holdings Co. Ltd. ADR (a)	918,550	3,361,893
Linear Technology Corp.	2,100	60,123
LSI Corp. (a)	324,233	2,208,027
Marvell Technology Group Ltd. (a)	7,806,653	102,657,489
Maxim Integrated Products, Inc.	136,100	3,137,105
Micron Technology, Inc. (a)	7,434,717	43,939,177
Monolithic Power Systems, Inc. (a)	200	2,526
Motech Industries, Inc.	1	2
NVIDIA Corp. (a)	1,920,282	25,558,953
NXP Semiconductors NV	2,217,746	36,127,082
Omnivision Technologies, Inc. (a)	42,600	783,840
ON Semiconductor Corp. (a)	5,374,152	39,070,085
PMC-Sierra, Inc. (a)	3,682,862	22,428,630
RDA Microelectronics, Inc. sponsored ADR (d)	135,500	1,287,250
Renesas Electronics Corp. (a)(d)	517,400	3,498,808
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Skyworks Solutions, Inc. (a)	551,478	$ 11,376,991
Spansion, Inc. Class A (a)	231,034	3,467,820
Standard Microsystems Corp. (a)	309,852	6,513,089
STATS ChipPAC Ltd.	4,129,000	1,748,705
STMicroelectronics NV (NY Shares) unit (a)(d)	490,310	3,265,465
SunPower Corp. Class B (a)	119,175	1,412,224
Supertex, Inc. (a)	174,060	3,395,911
Texas Instruments, Inc.	1,408,568	36,918,567
Trina Solar Ltd. (a)	49,400	784,472
TriQuint Semiconductor, Inc. (a)	74,825	567,174
Volterra Semiconductor Corp. (a)	194,800	3,944,700
Xilinx, Inc.	4,700	146,358
		717,108,233
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		831,090,170
TOTAL COMMON STOCKS (Cost $1,216,062,789)		949,495,266
Convertible Bonds - 0.1%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14 (Cost $610,000)	$ 610,000	984,601
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	9,839,652	$ 9,839,652
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	50,139,198	50,139,198
TOTAL MONEY MARKET FUNDS (Cost $59,978,850)		59,978,850
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,276,651,639)	1,010,458,717
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(49,625,719)
NET ASSETS - 100%	$ 960,832,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,951
Fidelity Securities Lending Cash Central Fund	112,437
Total	$ 122,388
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 949,495,266	$ 943,497,440	$ 5,997,823	$ 3
Convertible Bonds	984,601	-	984,601	-
Money Market Funds	59,978,850	59,978,850	-	-
Total Investments in Securities:	$ 1,010,458,717	$ 1,003,476,290	$ 6,982,424	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 3

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	72.6%
Bermuda	13.6%
Netherlands	6.3%
Singapore	4.8%
Cayman Islands	1.4%
Others (Individually Less Than 1%)	1.3%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $397,386,518 of which $67,503,898, $258,803,490 and $71,079,130 will expire in fiscal 2012, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,455,776) - See accompanying schedule: Unaffiliated issuers (cost $1,216,672,789)	$ 950,479,867
Fidelity Central Funds (cost $59,978,850)	59,978,850
Total Investments (cost $1,276,651,639)		$ 1,010,458,717
Receivable for investments sold		1,121,778
Receivable for fund shares sold		305,434
Dividends receivable		1,572,009
Interest receivable		13,725
Distributions receivable from Fidelity Central Funds		18,329
Other receivables		44,542
Total assets		1,013,534,534

Liabilities
Payable to custodian bank	$ 16,903
Payable for investments purchased	1,242,915
Payable for fund shares redeemed	555,710
Accrued management fee	443,680
Other affiliated payables	242,883
Other payables and accrued expenses	60,247
Collateral on securities loaned, at value	50,139,198
Total liabilities		52,701,536

Net Assets		$ 960,832,998
Net Assets consist of:
Paid in capital		$ 1,509,285,465
Undistributed net investment income		1,302,816
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(283,562,361)
Net unrealized appreciation (depreciation) on investments		(266,192,922)
Net Assets, for 22,048,456 shares outstanding		$ 960,832,998
Net Asset Value, offering price and redemption price per share ($960,832,998 ÷ 22,048,456 shares)		$ 43.58
Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 6,059,569
Interest		24,812
Income from Fidelity CentralFunds (including $112,437 from security lending)		122,388
Total income		6,206,769

Expenses
Management fee	$ 3,243,274
Transfer agent fees	1,366,479
Accounting and security lending fees	195,820
Custodian fees and expenses	28,744
Independent trustees' compensation	3,429
Depreciation in deferred trustee compensation account	(21)
Registration fees	37,551
Audit	17,996
Legal	3,527
Interest	926
Miscellaneous	6,891
Total expenses before reductions	4,904,616
Expense reductions	(73,924)	4,830,692
Net investment income (loss)		1,376,077
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	138,765,264
Foreign currency transactions	27,649
Total net realized gain (loss)		138,792,913
Change in net unrealized appreciation (depreciation) on investment securities		(370,273,534)
Net gain (loss)		(231,480,621)
Net increase (decrease) in net assets resulting from operations		$ (230,104,544)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,376,077	$ 1,479,476
Net realized gain (loss)	138,792,913	133,127,468
Change in net unrealized appreciation (depreciation)	(370,273,534)	195,573,035
Net increase (decrease) in net assets resulting from operations	(230,104,544)	330,179,979
Distributions to shareholders from net investment income	(240,115)	(2,841,742)
Share transactions Proceeds from sales of shares	66,939,528	301,891,145
Reinvestment of distributions	227,216	2,700,459
Cost of shares redeemed	(263,293,007)	(349,256,599)
Net increase (decrease) in net assets resulting from share transactions	(196,126,263)	(44,664,995)
Redemption fees	39,767	49,756
Total increase (decrease) in net assets	(426,431,155)	282,722,998
Net Assets
Beginning of period	1,387,264,153	1,104,541,155
End of period (including undistributed net investment income of $1,302,816 and undistributed net investment income of $166,854, respectively)	$ 960,832,998	$ 1,387,264,153
Other Information Shares
Sold	1,327,255	6,256,503
Issued in reinvestment of distributions	4,310	59,948
Redeemed	(5,282,942)	(8,165,876)
Net increase (decrease)	(3,951,377)	(1,849,425)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 53.36	$ 39.66	$ 21.13	$ 37.17	$ 46.14	$ 46.60
Income from Investment Operations
Net investment income (loss)E	.06	.06	.31	.34	.17	.05
Net realized and unrealized gain (loss)	(9.83)	13.75	18.57	(16.19)	(8.85)	(.48)
Total from investment operations	(9.77)	13.81	18.88	(15.85)	(8.68)	(.43)
Distributions from net investment income	(.01)	(.11)	(.34)	(.19)	(.17)	(.03)
Distributions from net realized gain	-	-	(.01)	-	(.12)	-
Total distributions	(.01)	(.11)	(.35)	(.19)	(.29)	(.03)
Redemption fees added to paid in capital E, D	-	-	-	-	-	-
Net asset value, end of period	$ 43.58	$ 53.36	$ 39.66	$ 21.13	$ 37.17	$ 46.14
Total Return B, C	(18.31)%	34.87%	89.51%	(42.63)%	(18.95)%	(.92)%
Ratios to Average Net AssetsF, H
Expenses before reductions	.84% A	.86%	.92%	.89%	.87%	.91%
Expenses net of fee waivers, if any	.84% A	.86%	.92%	.89%	.87%	.91%
Expenses net of all reductions	.83% A	.86%	.91%	.88%	.86%	.89%
Net investment income (loss)	.24% A	.13%	.92%	1.05%	.36%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 960,833	$ 1,387,264	$ 1,104,541	$ 563,453	$ 1,201,825	$ 1,944,223
Portfolio turnover rate G	150% A	101%	71%	91%	87%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than $.01 per share.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Cognizant Technology Solutions Corp. Class A	15.9	8.2
MasterCard, Inc. Class A	11.7	4.8
Accenture PLC Class A	10.7	11.5
International Business Machines Corp.	7.8	9.3
Oracle Corp.	4.3	4.5
Virtusa Corp.	3.9	2.7
Alliance Data Systems Corp.	3.7	5.7
Fidelity National Information Services, Inc.	3.2	6.2
Visa, Inc. Class A	3.1	9.3
Fiserv, Inc.	2.6	1.0
	66.9
Top Industries (% of fund's net assets)
As of August 31, 2011
IT Services	81.4%
Software	11.3%
Consumer Finance	2.2%
Internet Software & Services	1.6%
Office Electronics	1.5%
All Others*	2.0%

As of February 28, 2011
IT Services	84.8%
Software	12.3%
Communications Equipment	0.9%
Office Electronics	0.9%
Internet Software & Services	0.5%
All Others*	0.6%

* Includes short-term investments and net other assets.

Semiannual Report

IT Services Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CAPITAL MARKETS - 0.9%
Investment Banking & Brokerage - 0.9%
Knight Capital Group, Inc. Class A (a)	133,800	$ 1,727,358
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Diversified Support Services - 0.9%
Higher One Holdings, Inc. (a)(d)	110,000	1,760,000
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Hewlett-Packard Co.	400	10,412
CONSUMER FINANCE - 2.2%
Consumer Finance - 2.2%
Green Dot Corp. Class A (a)(d)	136,000	4,447,200
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Thomas Cook Group PLC	88,000	61,300
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
Constant Contact, Inc. (a)	5	96
SciQuest, Inc.	21,600	323,352
VeriSign, Inc.	95,800	2,984,170
		3,307,618
IT SERVICES - 81.4%
Data Processing & Outsourced Services - 33.5%
Alliance Data Systems Corp. (a)(d)	80,948	7,561,353
Automatic Data Processing, Inc.	21,100	1,055,633
Broadridge Financial Solutions, Inc.	7,800	162,396
Cardtronics, Inc. (a)	18,000	445,680
Cass Information Systems, Inc.	11,200	405,216
Computer Sciences Corp.	300	9,198
Convergys Corp. (a)	1,100	11,715
CoreLogic, Inc. (a)	40,500	462,510
CSG Systems International, Inc. (a)	18,100	241,816
DST Systems, Inc.	34,900	1,637,508
Euronet Worldwide, Inc. (a)	38,300	623,141
Fidelity National Information Services, Inc.	227,900	6,422,222
Fiserv, Inc. (a)	93,600	5,225,688
FleetCor Technologies, Inc.	32,500	923,325
Global Cash Access Holdings, Inc. (a)	275,400	826,200
Heartland Payment Systems, Inc.	40,200	864,702
Lender Processing Services, Inc. (d)	143,900	2,538,396
MasterCard, Inc. Class A	71,840	23,686,366
NeuStar, Inc. Class A (a)	31,300	782,500
Paychex, Inc.	5,200	140,296
Syntel, Inc.	4,300	196,768
Teletech Holdings, Inc. (a)	39,000	691,860
The Western Union Co.	176,200	2,910,824
TNS, Inc. (a)	51,100	866,656
VeriFone Systems, Inc. (a)	37,100	1,306,662
Visa, Inc. Class A	70,512	6,196,595

	Shares	Value
WNS Holdings Ltd. sponsored ADR (a)	97,029	$ 982,904
Wright Express Corp. (a)	13,800	581,532
		67,759,662
IT Consulting & Other Services - 47.9%
Accenture PLC Class A	403,400	21,618,206
Atos Origin SA	37	1,853
Booz Allen Hamilton Holding Corp. Class A	127,600	2,046,704
CACI International, Inc. Class A (a)	40,300	2,218,918
Camelot Information Systems, Inc. ADR (a)(d)	647,500	3,826,725
CGI Group, Inc. Class A (sub. vtg.) (a)	1,000	20,261
China Information Technology, Inc. (a)(d)	148,900	199,526
Ciber, Inc. (a)	220,500	723,240
Cognizant Technology Solutions Corp. Class A (a)	505,316	32,062,299
Forrester Research, Inc.	7,600	256,120
Gartner, Inc. Class A (a)	7,900	281,398
HCL Technologies Ltd.	2,012	18,191
hiSoft Technology International Ltd. ADR (a)(d)	183,600	2,014,092
iGate Corp.	92,607	1,039,051
Indra Sistemas	500	8,968
Infosys Ltd. sponsored ADR	200	10,324
International Business Machines Corp.	91,900	15,798,529
Lionbridge Technologies, Inc. (a)	57	170
ManTech International Corp. Class A	12,000	449,880
Maximus, Inc.	14,400	532,656
NCI, Inc. Class A (a)	2,200	35,970
Rolta India Ltd.	220,448	483,033
SAIC, Inc. (a)	32,700	490,500
Sapient Corp.	287,300	3,082,729
ServiceSource International, Inc.	500	9,035
Teradata Corp. (a)	14,800	774,928
Unisys Corp. (a)	49,040	862,614
Virtusa Corp. (a)	498,688	7,864,310
		96,730,230
TOTAL IT SERVICES		164,489,892
OFFICE ELECTRONICS - 1.5%
Office Electronics - 1.5%
Xerox Corp.	372,500	3,091,750
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
ICF International, Inc. (a)	31,700	718,639
SOFTWARE - 11.3%
Application Software - 6.8%
AsiaInfo-Linkage, Inc. (a)	80,000	915,200
Aspen Technology, Inc. (a)	141,300	2,372,427
Autodesk, Inc. (a)	90,500	2,552,100
Concur Technologies, Inc. (a)	300	12,546
Convio, Inc. (a)	151,600	1,397,752
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Descartes Systems Group, Inc. (a)	68,400	$ 433,088
Intuit, Inc.	33,960	1,675,247
JDA Software Group, Inc. (a)	500	13,205
SuccessFactors, Inc. (a)	85,700	2,001,952
Ultimate Software Group, Inc. (a)	1,300	65,767
VanceInfo Technologies, Inc. ADR (a)(d)	158,100	2,153,322
		13,592,606
Systems Software - 4.5%
Ariba, Inc. (a)	8,000	217,040
DemandTec, Inc. (a)	22,400	147,392
NetSuite, Inc. (a)	2,800	90,020
Oracle Corp.	309,100	8,676,437
		9,130,889
TOTAL SOFTWARE		22,723,495
TOTAL COMMON STOCKS (Cost $195,571,525)		202,337,664
Money Market Funds - 12.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	2,811,689	$ 2,811,689
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,524,423	21,524,423
TOTAL MONEY MARKET FUNDS (Cost $24,336,112)		24,336,112
TOTAL INVESTMENT PORTFOLIO - 112.2% (Cost $219,907,637)	226,673,776
NET OTHER ASSETS (LIABILITIES) - (12.2)%	(24,669,507)
NET ASSETS - 100%	$ 202,004,269
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,048
Fidelity Securities Lending Cash Central Fund	33,845
Total	$ 35,893
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 202,337,664	$ 201,836,440	$ 501,224	$ -
Money Market Funds	24,336,112	24,336,112	-	-
Total Investments in Securities:	$ 226,673,776	$ 226,172,552	$ 501,224	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.4%
Ireland	10.7%
Cayman Islands	2.1%
British Virgin Islands	1.9%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,898,532) - See accompanying schedule: Unaffiliated issuers (cost $195,571,525)	$ 202,337,664
Fidelity Central Funds (cost $24,336,112)	24,336,112
Total Investments (cost $219,907,637)		$ 226,673,776
Receivable for investments sold		3,430,581
Receivable for fund shares sold		200,054
Dividends receivable		104,237
Distributions receivable from Fidelity Central Funds		10,460
Other receivables		27,974
Total assets		230,447,082

Liabilities
Payable for investments purchased	$ 5,333,037
Payable for fund shares redeemed	1,421,433
Accrued management fee	92,807
Other affiliated payables	49,988
Other payables and accrued expenses	21,125
Collateral on securities loaned, at value	21,524,423
Total liabilities		28,442,813

Net Assets		$ 202,004,269
Net Assets consist of:
Paid in capital		$ 194,688,636
Accumulated net investment loss		(182,487)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		715,367
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,782,753
Net Assets, for 9,883,589 shares outstanding		$ 202,004,269
Net Asset Value, offering price and redemption price per share ($202,004,269 ÷ 9,883,589 shares)		$ 20.44

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 523,598
Income from Fidelity Central Funds (including $33,845 from security lending)		35,893
Total income		559,491

Expenses
Management fee	$ 454,278
Transfer agent fees	204,327
Accounting and security lending fees	33,326
Custodian fees and expenses	8,857
Independent trustees' compensation	403
Registration fees	14,556
Audit	30,220
Legal	190
Miscellaneous	515
Total expenses before reductions	746,672
Expense reductions	(4,694)	741,978
Net investment income (loss)		(182,487)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $17,976)	1,413,964
Foreign currency transactions	(26,982)
Total net realized gain (loss)		1,386,982
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $17,565)	(20,354,221)
Assets and liabilities in foreign currencies	(420)
Total change in net unrealized appreciation (depreciation)		(20,354,641)
Net gain (loss)		(18,967,659)
Net increase (decrease) in net assets resulting from operations		$ (19,150,146)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

IT Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (182,487)	$ (162,406)
Net realized gain (loss)	1,386,982	11,165,087
Change in net unrealized appreciation (depreciation)	(20,354,641)	16,679,613
Net increase (decrease) in net assets resulting from operations	(19,150,146)	27,682,294
Distributions to shareholders from net realized gain	(1,972,671)	-
Share transactions Proceeds from sales of shares	127,565,534	71,359,841
Reinvestment of distributions	1,911,677	-
Cost of shares redeemed	(38,328,553)	(63,705,976)
Net increase (decrease) in net assets resulting from share transactions	91,148,658	7,653,865
Redemption fees	6,268	4,955
Total increase (decrease) in net assets	70,032,109	35,341,114

Net Assets
Beginning of period	131,972,160	96,631,046
End of period (including accumulated net investment loss of $182,487 and $0, respectively)	$ 202,004,269	$ 131,972,160
Other Information Shares
Sold	5,668,671	3,524,419
Issued in reinvestment of distributions	83,735	-
Redeemed	(1,782,931)	(3,267,048)
Net increase (decrease)	3,969,475	257,371

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.31	$ 17.08	$ 10.62	$ 14.77	$ 17.40	$ 17.43
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.05)	(.02)	(.06)	(.07)
Net realized and unrealized gain (loss)	(1.50)	5.26	6.51	(4.14)	(.25)	1.73
Total from investment operations	(1.52)	5.23	6.46	(4.16)	(.31)	1.66
Distributions from net realized gain	(.35)	-	-	-	(2.32)	(1.70)
Redemption fees added to paid in capital E	- D	- D	- D	.01	- D	.01
Net asset value, end of period	$ 20.44	$ 22.31	$ 17.08	$ 10.62	$ 14.77	$ 17.40
Total ReturnB, C	(6.98)%	30.62%	60.83%	(28.10)%	(2.94)%	10.11%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	.94%	.99%	1.00%	1.06%	1.19%
Expenses net of fee waivers, if any	.92% A	.94%	.99%	1.00%	1.06%	1.16%
Expenses net of all reductions	.91% A	.94%	.99%	1.00%	1.06%	1.15%
Net investment income (loss)	(.22)% A	(.16)%	(.31)%	(.14)%	(.32)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 202,004	$ 131,972	$ 96,631	$ 48,039	$ 38,842	$ 34,104
Portfolio turnover rate G	122% A	156%	131%	140%	212%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than $.01 per share.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	17.8	11.1
Oracle Corp.	13.3	11.7
Google, Inc. Class A	9.3	9.3
MasterCard, Inc. Class A	3.7	1.9
Citrix Systems, Inc.	2.8	1.5
Apple, Inc.	2.7	1.0
Cognizant Technology Solutions Corp. Class A	2.6	1.9
International Business Machines Corp.	2.5	5.7
eBay, Inc.	2.2	3.2
Symantec Corp.	2.1	0.0
	59.0
Top Industries (% of fund's net assets)
As of August 31, 2011
Software	59.1%
Internet Software & Services	16.5%
IT Services	15.1%
Computers & Peripherals	3.0%
Office Electronics	1.6%
All Others*	4.7%

As of February 28, 2011
Software	53.7%
IT Services	19.7%
Internet Software & Services	18.6%
Computers & Peripherals	3.4%
Office Electronics	2.0%
All Others*	2.6%

* Includes short-term investments and net other assets.

Semiannual Report

Software and Computer Services Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CAPITAL MARKETS - 0.3%
Asset Management & Custody Banks - 0.3%
International Communications Group, Inc. (a)	308,959	$ 3,165,285
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
HTC Corp.	34,650	902,823
Polycom, Inc. (a)	87,400	2,080,120
Riverbed Technology, Inc. (a)	8,800	218,064
Sandvine Corp. (U.K.) (a)	1,622,500	2,800,271
		6,001,278
COMPUTERS & PERIPHERALS - 3.0%
Computer Hardware - 2.7%
Apple, Inc. (a)	77,300	29,747,359
Computer Storage & Peripherals - 0.3%
Quantum Corp. (a)	1,756,500	3,425,175
TOTAL COMPUTERS & PERIPHERALS		33,172,534
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Alternative Carriers - 0.9%
inContact, Inc. (a)(e)	2,555,309	10,195,683
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
MedAssets, Inc. (a)	10,000	114,300
Medidata Solutions, Inc. (a)	27,800	458,700
		573,000
INTERNET SOFTWARE & SERVICES - 16.5%
Internet Software & Services - 16.5%
Akamai Technologies, Inc. (a)	161,800	3,549,892
AOL, Inc. (a)(d)	131,400	2,047,212
Constant Contact, Inc. (a)(d)	53,835	1,029,864
DealerTrack Holdings, Inc. (a)	68,500	1,282,320
Demand Media, Inc.	128,200	1,108,930
Digital River, Inc. (a)	42,100	847,052
eBay, Inc. (a)	788,700	24,347,169
Equinix, Inc. (a)	7,200	677,088
Google, Inc. Class A (a)	189,700	102,620,112
LogMeIn, Inc. (a)	24,100	753,125
Mercadolibre, Inc. (d)	34,200	2,304,396
Open Text Corp. (a)	32,900	1,949,070
Rackspace Hosting, Inc. (a)	284,777	10,411,447
RightNow Technologies, Inc. (a)	32,219	1,056,461
Saba Software, Inc. (a)	630,901	4,391,071
SciQuest, Inc.	35,000	523,950
SPS Commerce, Inc. (a)	157,598	2,857,252
Velti PLC (a)	77,000	728,420
XO Group, Inc. (a)	156,510	1,414,850
Yahoo!, Inc. (a)	1,339,800	18,227,979
		182,127,660

	Shares	Value
IT SERVICES - 15.1%
Data Processing & Outsourced Services - 5.8%
Alliance Data Systems Corp. (a)(d)	4,800	$ 448,368
DST Systems, Inc.	25,700	1,205,844
Fidelity National Information Services, Inc.	219,300	6,179,874
Fiserv, Inc. (a)	231,100	12,902,313
Lender Processing Services, Inc. (d)	102,800	1,813,392
MasterCard, Inc. Class A	123,200	40,620,272
WNS Holdings Ltd. sponsored ADR (a)	71,791	727,243
		63,897,306
IT Consulting & Other Services - 9.3%
Accenture PLC Class A	223,700	11,988,083
Atos Origin SA	81,481	4,080,700
Camelot Information Systems, Inc. ADR (a)(d)	377,700	2,232,207
Cognizant Technology Solutions Corp. Class A (a)	453,400	28,768,230
HCL Technologies Ltd.	1	9
hiSoft Technology International Ltd. ADR (a)(d)	446,700	4,900,299
iGate Corp.	27,000	302,940
International Business Machines Corp.	160,900	27,660,319
InterXion Holding N.V.	264,100	3,317,096
Lionbridge Technologies, Inc. (a)(e)	3,904,110	11,673,289
Sapient Corp.	134,500	1,443,185
ServiceSource International, Inc.	28,400	513,188
Teradata Corp. (a)	49,600	2,597,056
Unisys Corp. (a)	70,200	1,234,818
Virtusa Corp. (a)	192,168	3,030,489
		103,741,908
TOTAL IT SERVICES		167,639,214
MEDIA - 0.4%
Advertising - 0.4%
MDC Partners, Inc.:
Class A	180,600	2,880,570
Class A (sub. vtg.)	76,200	1,215,390
		4,095,960
OFFICE ELECTRONICS - 1.6%
Office Electronics - 1.6%
Xerox Corp.	2,189,549	18,173,257
SOFTWARE - 59.1%
Application Software - 20.6%
Actuate Corp. (a)	45,000	286,650
AsiaInfo-Linkage, Inc. (a)(d)	551,800	6,312,592
Aspen Technology, Inc. (a)	620,300	10,414,837
BroadSoft, Inc. (a)	78,000	2,359,500
Callidus Software, Inc. (a)(d)(e)	2,260,397	10,940,321
Citrix Systems, Inc. (a)	519,500	31,393,385
Compuware Corp. (a)	812,800	6,876,288
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Concur Technologies, Inc. (a)	122,800	$ 5,135,496
Convio, Inc. (a)(e)	1,445,976	13,331,899
Deltek, Inc. (a)	150,000	990,000
Descartes Systems Group, Inc. (a)	1,289,000	8,161,560
ebix.com, Inc. (a)(d)	720,825	11,807,114
EPIQ Systems, Inc.	1,900	23,788
Guidance Software, Inc. (a)	90,109	567,687
Informatica Corp. (a)	173,200	7,236,296
Interactive Intelligence Group, Inc. (a)	17,169	554,902
JDA Software Group, Inc. (a)	153,700	4,059,217
Kenexa Corp. (a)	568,630	11,969,662
Kingdee International Software Group Co. Ltd.	2,610,000	1,059,327
Magma Design Automation, Inc. (a)	394,300	2,006,987
MicroStrategy, Inc. Class A (a)	72,250	8,878,080
NetScout Systems, Inc. (a)	155,500	2,145,900
Nice Systems Ltd. sponsored ADR (a)	91,700	2,861,957
Nuance Communications, Inc. (a)	454,900	8,442,944
Parametric Technology Corp. (a)	279,100	5,023,800
Pegasystems, Inc. (d)	8,666	350,193
PROS Holdings, Inc. (a)	143,200	2,271,152
QAD, Inc.:
Class A	664	7,609
Class B	5,345	54,893
salesforce.com, Inc. (a)	176,478	22,721,543
SolarWinds, Inc. (a)	6,300	156,051
Solera Holdings, Inc.	120,000	7,038,000
SuccessFactors, Inc. (a)	167,862	3,921,256
Synopsys, Inc. (a)	301,100	7,792,468
Taleo Corp. Class A (a)	304,462	7,858,164
TIBCO Software, Inc. (a)	207,000	4,632,660
TiVo, Inc. (a)	267,100	2,831,260
VanceInfo Technologies, Inc. ADR (a)(d)	271,700	3,700,554
Verint Systems, Inc. (a)	79,664	2,276,797
		228,452,789
Home Entertainment Software - 0.0%
THQ, Inc. (a)	150,000	292,500
Systems Software - 38.5%
Ariba, Inc. (a)	334,500	9,074,985
BMC Software, Inc. (a)	318,200	12,922,102
CommVault Systems, Inc. (a)	70,500	2,390,655
DemandTec, Inc. (a)	1,296,900	8,533,602

	Shares	Value
Fortinet, Inc. (a)	37,100	$ 709,723
Microsoft Corp.	7,396,500	196,746,898
Opnet Technologies, Inc.	35,200	1,214,400
Oracle Corp.	5,250,800	147,389,956
Pervasive Software, Inc. (a)	258,784	1,700,211
Progress Software Corp. (a)	34,700	722,801
Red Hat, Inc. (a)	190,100	7,516,554
Rovi Corp. (a)	96,977	4,741,206
Sourcefire, Inc. (a)	67,100	1,853,302
Symantec Corp. (a)	1,393,900	23,905,385
VMware, Inc. Class A (a)	68,700	6,482,532
		425,904,312
TOTAL SOFTWARE		654,649,601
TOTAL COMMON STOCKS (Cost $1,004,095,824)		1,079,793,472
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.11% (b)	16,585,906	16,585,906
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	27,423,969	27,423,969
TOTAL MONEY MARKET FUNDS (Cost $44,009,875)		44,009,875
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,048,105,699)	1,123,803,347
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(16,419,049)
NET ASSETS - 100%	$ 1,107,384,298
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,064
Fidelity Securities Lending Cash Central Fund	219,346
Total	$ 222,410
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Callidus Software, Inc.	$ 6,496,297	$ 6,662,604	$ -	$ -	$ 10,940,321
Convio, Inc.	5,517,786	10,233,459	-	-	13,331,899
inContact, Inc.	4,689,032	4,170,251	-	-	10,195,683
Lionbridge Technologies, Inc.	9,156,245	4,740,817	187,845	-	11,673,289
Total	$ 25,859,360	$ 25,807,131	$ 187,845	$ -	$ 46,141,192
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,079,793,472	$ 1,079,793,463	$ 9	$ -
Money Market Funds	44,009,875	44,009,875	-	-
Total Investments in Securities:	$ 1,123,803,347	$ 1,123,803,338	$ 9	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,865,155) - See accompanying schedule: Unaffiliated issuers (cost $956,825,639)	$ 1,033,652,280
Fidelity Central Funds (cost $44,009,875)	44,009,875
Other affiliated issuers (cost $47,270,185)	46,141,192
Total Investments (cost $1,048,105,699)		$ 1,123,803,347
Receivable for investments sold		13,225,833
Receivable for fund shares sold		1,303,659
Dividends receivable		1,425,600
Distributions receivable from Fidelity Central Funds		54,031
Other receivables		215,846
Total assets		1,140,028,316

Liabilities
Payable for investments purchased	$ 3,383,070
Payable for fund shares redeemed	1,061,414
Accrued management fee	499,878
Other affiliated payables	250,292
Other payables and accrued expenses	25,395
Collateral on securities loaned, at value	27,423,969
Total liabilities		32,644,018

Net Assets		$ 1,107,384,298
Net Assets consist of:
Paid in capital		$ 919,664,015
Accumulated net investment loss		(486,358)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		112,529,141
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		75,677,500
Net Assets, for 13,808,041 shares outstanding		$ 1,107,384,298
Net Asset Value, offering price and redemption price per share ($1,107,384,298 ÷ 13,808,041 shares)		$ 80.20

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,439,536
Interest		22
Income from Fidelity Central Funds (including $219,346 from security lending)		222,410
Total income		4,661,968

Expenses
Management fee	$ 3,464,757
Transfer agent fees	1,347,098
Accounting and security lending fees	203,023
Custodian fees and expenses	26,657
Independent trustees' compensation	3,437
Registration fees	42,961
Audit	24,644
Legal	3,383
Interest	4,238
Miscellaneous	6,666
Total expenses before reductions	5,126,864
Expense reductions	(64,064)	5,062,800
Net investment income (loss)		(400,832)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,969,640
Other affiliated issuers	(54,028)
Foreign currency transactions	15,666
Total net realized gain (loss)		117,931,278
Change in net unrealized appreciation (depreciation) on: Investment securities	(197,418,549)
Assets and liabilities in foreign currencies	(82)
Total change in net unrealized appreciation (depreciation)		(197,418,631)
Net gain (loss)		(79,487,353)
Net increase (decrease) in net assets resulting from operations		$ (79,888,185)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (400,832)	$ (1,443,206)
Net realized gain (loss)	117,931,278	203,890,639
Change in net unrealized appreciation (depreciation)	(197,418,631)	86,844,734
Net increase (decrease) in net assets resulting from operations	(79,888,185)	289,292,167
Distributions to shareholders from net realized gain	(82,945,549)	(37,331,222)
Share transactions Proceeds from sales of shares	167,801,001	346,693,434
Reinvestment of distributions	79,621,383	35,792,951
Cost of shares redeemed	(276,483,935)	(320,024,033)
Net increase (decrease) in net assets resulting from share transactions	(29,061,551)	62,462,352
Redemption fees	26,232	27,318
Total increase (decrease) in net assets	(191,869,053)	314,450,615

Net Assets
Beginning of period	1,299,253,351	984,802,736
End of period (including accumulated net investment loss of $486,358 and accumulated net investment loss of $85,526, respectively)	$ 1,107,384,298	$ 1,299,253,351
Other Information Shares
Sold	1,942,787	4,173,870
Issued in reinvestment of distributions	916,136	408,782
Redeemed	(3,230,173)	(4,027,117)
Net increase (decrease)	(371,250)	555,535

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 91.63	$ 72.29	$ 44.38	$ 66.77	$ 65.47	$ 53.94
Income from Investment Operations
Net investment income (loss) E	(.03)	(.11)	(.04)	(.07)	(.20)	(.21)
Net realized and unrealized gain (loss)	(5.47)	22.28	27.95	(22.32)	1.49	11.73
Total from investment operations	(5.50)	22.17	27.91	(22.39)	1.29	11.52
Distributions from net realized gain	(5.93)	(2.83)	-	-	-	-
Redemption fees added to paid in capitalE	- D	- D	- D	- D	.01	.01
Net asset value, end of period	$ 80.20	$ 91.63	$ 72.29	$ 44.38	$ 66.77	$ 65.47
Total Return B, C	(6.50)%	30.85%	62.89%	(33.53)%	1.99%	21.38%
Ratios to Average Net AssetsF, H
Expenses before reductions	.82% A	.84%	.90%	.87%	.86%	.92%
Expenses net of fee waivers, if any	.82% A	.84%	.90%	.87%	.86%	.92%
Expenses net of all reductions	.81% A	.83%	.89%	.87%	.86%	.91%
Net investment income (loss)	(.06)% A	(.13)%	(.07)%	(.12)%	(.27)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,107,384	$ 1,299,253	$ 984,803	$ 488,980	$ 767,777	$ 924,664
Portfolio turnover rate G	201% A	189%	56%	49%	38%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than $.01 per share.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.5	14.0
Oracle Corp.	6.1	4.6
Microsoft Corp.	3.8	0.0
Google, Inc. Class A	3.7	6.1
salesforce.com, Inc.	3.0	1.5
Accenture PLC Class A	2.7	2.0
SanDisk Corp.	2.6	0.7
Amazon.com, Inc.	2.4	0.1
eBay, Inc.	1.8	1.4
Ctrip.com International Ltd. sponsored ADR	1.7	0.3
	39.3
Top Industries (% of fund's net assets)
As of August 31, 2011
Software	28.6%
Computers & Peripherals	15.3%
Semiconductors & Semiconductor Equipment	13.8%
Internet Software & Services	11.1%
IT Services	6.3%
All Others*	24.9%

As of February 28, 2011
Software	22.3%
Computers & Peripherals	21.7%
Semiconductors & Semiconductor Equipment	13.5%
Internet Software & Services	11.5%
Communications Equipment	10.4%
All Others*	20.6%

* Includes short-term investments and net other assets.

Semiannual Report

Technology Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	40,095	$ 991,950
COMMUNICATIONS EQUIPMENT - 4.4%
Communications Equipment - 4.4%
Acme Packet, Inc. (a)	134,324	6,325,317
Aruba Networks, Inc. (a)	10,800	230,364
Brocade Communications Systems, Inc. (a)	758,700	2,936,169
China Wireless Technologies Ltd.	676,000	128,502
Ciena Corp. (a)(d)	1,001,894	12,263,183
Cisco Systems, Inc.	1,052,016	16,495,611
Finisar Corp. (a)	428,048	7,901,766
HTC Corp.	7,717	201,070
Infinera Corp. (a)	206,300	1,550,345
Juniper Networks, Inc. (a)	8,245	172,568
Motorola Mobility Holdings, Inc.	178,891	6,747,769
Oclaro, Inc. (a)	365,800	1,554,650
Polycom, Inc. (a)	849,186	20,210,627
QUALCOMM, Inc.	130,119	6,695,924
Riverbed Technology, Inc. (a)	151,787	3,761,282
Sandvine Corp. (a)	1,941,200	3,435,706
Sandvine Corp. (U.K.) (a)	2,302,512	3,973,902
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	297,009	3,329,471
ZTE Corp. (H Shares)	64,800	179,776
		98,094,002
COMPUTERS & PERIPHERALS - 15.3%
Computer Hardware - 11.9%
Advantech Co. Ltd.	385,000	1,107,961
Apple, Inc. (a)	668,220	257,151,100
ASUSTeK Computer, Inc.	254,000	2,144,753
Foxconn Technology Co. Ltd.	60,550	214,946
Hewlett-Packard Co.	42,646	1,110,075
Stratasys, Inc. (a)(d)	185,792	4,299,227
		266,028,062
Computer Storage & Peripherals - 3.4%
ADLINK Technology, Inc.	650,000	1,061,865
Catcher Technology Co. Ltd.	995,000	7,801,568
EMC Corp. (a)	9,959	224,974
Gemalto NV	47,322	2,260,846
Imagination Technologies Group PLC (a)	754,541	4,344,509
NetApp, Inc. (a)	28,646	1,077,663
Quantum Corp. (a)	214,500	418,275
SanDisk Corp. (a)	1,564,813	57,350,396

	Shares	Value
Seagate Technology	16,713	$ 193,537
Smart Technologies, Inc. Class A (a)(d)	85,600	436,560
		75,170,193
TOTAL COMPUTERS & PERIPHERALS		341,198,255
DIVERSIFIED CONSUMER SERVICES - 1.5%
Education Services - 1.5%
Educomp Solutions Ltd.	53,012	238,325
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,061,072	32,362,696
		32,601,021
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Acuity Brands, Inc.	74,204	3,416,352
Silitech Technology Corp.	400,000	1,073,927
		4,490,279
ELECTRONIC EQUIPMENT & COMPONENTS - 2.2%
Electronic Components - 1.2%
Amphenol Corp. Class A	4,200	197,316
Cando Corp. (a)	1,566,494	815,775
Cheng Uei Precision Industries Co. Ltd.	2,974,703	8,355,619
Chimei Innolux Corp. (a)	51,000	22,147
Corning, Inc.	438,903	6,596,712
J Touch Corp.	109,903	176,511
Omron Corp.	22,100	533,395
Universal Display Corp. (a)(d)	215,558	10,577,431
Vishay Intertechnology, Inc. (a)	17,892	203,969
		27,478,875
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	1,573,644	3,970,041
Itron, Inc. (a)	5,774	229,921
Keyence Corp.	5,200	1,400,434
SFA Engineering Corp.	27,554	1,614,583
SNU Precision Co. Ltd.	118,175	1,426,001
Test Research, Inc.	57,298	75,436
		8,716,416
Electronic Manufacturing Services - 0.2%
IPG Photonics Corp. (a)	7,400	429,052
Jabil Circuit, Inc.	14,662	247,055
Trimble Navigation Ltd. (a)	71,032	2,638,128
		3,314,235
Technology Distributors - 0.4%
Arrow Electronics, Inc. (a)	7,447	232,346
Avnet, Inc. (a)	8,600	225,664
Digital China Holdings Ltd. (H Shares)	3,698,000	6,298,147
VST Holdings Ltd. (a)	7,866,000	1,363,924
WPG Holding Co. Ltd.	721,200	1,070,055
		9,190,136
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		48,699,662
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	5,018,000	$ 5,521,383
China Kanghui Holdings sponsored ADR (a)	29,200	555,092
		6,076,475
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	5,048,000	6,360,492
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		12,436,967
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	1,500	87,000
So-net M3, Inc.	272	2,466,469
		2,553,469
HOTELS, RESTAURANTS & LEISURE - 1.7%
Hotels, Resorts & Cruise Lines - 1.7%
Ctrip.com International Ltd. sponsored ADR (a)(d)	931,807	38,874,988
HOUSEHOLD DURABLES - 0.1%
Household Appliances - 0.1%
Haier Electronics Group Co. Ltd. (a)	921,000	1,038,620
Techtronic Industries Co. Ltd.	2,201,500	2,095,266
		3,133,886
INTERNET & CATALOG RETAIL - 2.9%
Internet Retail - 2.9%
Amazon.com, Inc. (a)	245,946	52,949,714
E-Commerce China Dangdang, Inc. ADR	990	7,791
Priceline.com, Inc. (a)	8,025	4,311,512
Rakuten, Inc.	6,988	7,894,261
		65,163,278
INTERNET SOFTWARE & SERVICES - 11.1%
Internet Software & Services - 11.1%
Akamai Technologies, Inc. (a)	102,149	2,241,149
Alibaba.com Ltd.	1,697,500	1,798,730
Baidu.com, Inc. sponsored ADR (a)	61,055	8,900,598
Bankrate, Inc.	143,719	2,392,921
Blinkx PLC (a)(d)	500,000	927,567
China Finance Online Co. Ltd. ADR (a)	270,139	745,584
Cornerstone OnDemand, Inc. (d)	89,615	1,390,825
DealerTrack Holdings, Inc. (a)	7,000	131,040
DeNA Co. Ltd.	213,000	11,108,089
eBay, Inc. (a)	1,286,289	39,707,741
Facebook, Inc. Class B (a)(f)	122,522	3,063,050
Google, Inc. Class A (a)	153,548	83,063,326
GREE, Inc.	125,700	4,077,314
Kakaku.com, Inc.	82,500	3,059,442

	Shares	Value
LogMeIn, Inc. (a)	184,600	$ 5,768,750
LoopNet, Inc. (a)	150,000	2,634,000
Mail.ru Group Ltd. GDR (a)(e)	5,600	201,488
Mercadolibre, Inc. (d)	114,645	7,724,780
Open Text Corp. (a)	54,100	3,205,005
OpenTable, Inc. (a)	3,553	216,697
Opera Software ASA	359,143	1,921,338
PChome Online, Inc.	281,000	2,082,199
Phoenix New Media Ltd. ADR (d)	204,800	1,355,776
Qihoo 360 Technology Co. Ltd. ADR (d)	11,500	273,700
Rackspace Hosting, Inc. (a)	377,882	13,815,366
Renren, Inc. ADR	18,800	137,992
Responsys, Inc.	4,900	71,344
RightNow Technologies, Inc. (a)	77,187	2,530,962
Saba Software, Inc. (a)	10,000	69,600
SciQuest, Inc.	88,233	1,320,848
SINA Corp. (a)(d)	159,884	17,173,140
Sohu.com, Inc. (a)	95,800	7,831,650
Tudou Holdings Ltd. ADR	1,100	28,578
Velti PLC (a)	162,300	1,535,358
VeriSign, Inc.	7,100	221,165
Vocus, Inc. (a)	45,600	981,768
XO Group, Inc. (a)	16,300	147,352
Yahoo!, Inc. (a)	951,200	12,941,076
		246,797,308
IT SERVICES - 6.3%
Data Processing & Outsourced Services - 1.6%
Fidelity National Information Services, Inc.	261,714	7,375,101
Fiserv, Inc. (a)	199,630	11,145,343
MasterCard, Inc. Class A	30,410	10,026,481
Syntel, Inc.	25,001	1,144,046
Visa, Inc. Class A	57,380	5,042,554
WNS Holdings Ltd. sponsored ADR (a)	26,900	272,497
		35,006,022
IT Consulting & Other Services - 4.7%
Accenture PLC Class A	1,129,552	60,532,692
Atos Origin SA	45,266	2,266,995
Camelot Information Systems, Inc. ADR (a)	87,300	515,943
Cognizant Technology Solutions Corp. Class A (a)	385,213	24,441,765
Hi Sun Technology (China) Ltd. (a)	1,290,000	376,113
hiSoft Technology International Ltd. ADR (a)	36,166	396,741
International Business Machines Corp.	1,293	222,280
Teradata Corp. (a)	334,271	17,502,430
		106,254,959
TOTAL IT SERVICES		141,260,981
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)(d)	257,370	$ 818,437
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	42,700	2,224,670
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	87,200	1,195,512
		3,420,182
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Airtac International Group	151,000	1,085,077
Fanuc Corp.	13,800	2,296,907
HIWIN Technologies Corp.	155,290	1,594,914
Mirle Automation Corp.	1,157,100	1,140,550
Sunpower Group Ltd.	318,000	60,737
		6,178,185
MEDIA - 0.9%
Advertising - 0.6%
Dentsu, Inc.	142,000	4,480,997
ReachLocal, Inc. (a)(d)	568,500	8,271,675
		12,752,672
Cable & Satellite - 0.2%
DISH Network Corp. Class A (a)	224,100	5,571,126
Movies & Entertainment - 0.1%
IMAX Corp. (a)	76,870	1,347,531
TOTAL MEDIA		19,671,329
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	13,700	3,917
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	27,023	224,291
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	2,170,400	2,021,064
PROFESSIONAL SERVICES - 0.1%
Human Resource & Employment Services - 0.0%
51job, Inc. sponsored ADR (a)	3,741	208,748
Research & Consulting Services - 0.1%
Acacia Research Corp. - Acacia Technologies (a)	27,700	1,210,490
TOTAL PROFESSIONAL SERVICES		1,419,238

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR (a)(d)	207,198	$ 1,205,892
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.8%
Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	18,634	186,154
Amkor Technology, Inc. (a)	85,643	372,547
Asia Pacific Systems, Inc. (a)	91,039	1,226,791
ASM International NV unit	41,200	1,092,624
ASM Pacific Technology Ltd.	130,700	1,349,690
ASML Holding NV	442,353	15,601,790
Axcelis Technologies, Inc. (a)	290,491	395,068
centrotherm photovoltaics AG	4,737	157,545
Cymer, Inc. (a)	269,022	10,884,630
Entegris, Inc. (a)	282,106	2,121,437
GCL-Poly Energy Holdings Ltd.	4,945,000	2,184,877
Genesis Photonics, Inc.	219,000	395,506
KLA-Tencor Corp.	48,496	1,778,833
Lam Research Corp. (a)	313,494	11,649,437
LTX-Credence Corp. (a)	83,488	475,047
MKS Instruments, Inc.	50,200	1,165,644
Novellus Systems, Inc. (a)	39,071	1,092,816
Teradyne, Inc. (a)	515,555	6,238,216
Tessera Technologies, Inc. (a)	11,466	161,441
		58,530,093
Semiconductors - 11.2%
Advanced Micro Devices, Inc. (a)	32,369	221,080
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	707,053	3,174,668
Alpha & Omega Semiconductor Ltd. (a)	108,406	956,141
Altera Corp.	61,432	2,235,510
Applied Micro Circuits Corp. (a)	275,425	1,567,168
ARM Holdings PLC	137,700	1,263,645
ARM Holdings PLC sponsored ADR	436,766	12,046,006
Atmel Corp. (a)	805,476	7,337,886
Avago Technologies Ltd.	251,266	8,319,417
Broadcom Corp. Class A	221,706	7,903,819
Canadian Solar, Inc. (a)(d)	302,918	2,041,667
Cavium, Inc. (a)	37,695	1,213,402
Cirrus Logic, Inc. (a)	233,403	3,543,058
Cree, Inc. (a)(d)	372,176	12,069,668
Cypress Semiconductor Corp.	95,826	1,517,884
Duksan Hi-Metal Co. Ltd. (a)	419,486	10,754,028
Epistar Corp.	3,370,000	7,201,103
Fairchild Semiconductor International, Inc. (a)	81,091	1,075,267
First Solar, Inc. (a)	2,108	210,758
Freescale Semiconductor Holdings I Ltd.	320,905	3,690,408
Gintech Energy Corp.	173,249	256,754
Hanwha Solarone Co. Ltd. (a)	50,400	197,568
Hittite Microwave Corp. (a)	4,300	233,576
Hynix Semiconductor, Inc.	177,140	3,177,174
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Inphi Corp.	163,195	$ 1,312,088
International Rectifier Corp. (a)	131,985	3,007,938
Intersil Corp. Class A	498,936	5,603,051
JA Solar Holdings Co. Ltd. ADR (a)(d)	2,732,902	10,002,421
JinkoSolar Holdings Co. Ltd. ADR (a)(d)	600,932	9,861,294
MagnaChip Semiconductor Corp.	236,724	2,106,844
Marvell Technology Group Ltd. (a)	1,257,332	16,533,916
Melfas, Inc.	44,223	728,813
Micron Technology, Inc. (a)	3,070,958	18,149,362
Microsemi Corp. (a)	13,100	203,443
Monolithic Power Systems, Inc. (a)	177,599	2,243,075
Motech Industries, Inc.	123,149	253,386
MStar Semiconductor, Inc.	138,000	753,851
Neo Solar Power Corp.	410,000	416,853
NVIDIA Corp. (a)	1,025,632	13,651,162
NXP Semiconductors NV	1,029,287	16,767,085
O2Micro International Ltd. sponsored ADR (a)	126,600	586,158
ON Semiconductor Corp. (a)	1,017,456	7,396,905
Phison Electronics Corp.	1,372,000	6,501,809
PMC-Sierra, Inc. (a)	251,300	1,530,417
Radiant Opto-Electronics Corp.	919	3,031
Rambus, Inc. (a)	117,400	1,363,014
Silicon Laboratories, Inc. (a)	89,500	3,094,015
Silicon Motion Technology Corp. sponsored ADR (a)	195,100	2,097,325
Skyworks Solutions, Inc. (a)	477,500	9,850,825
Standard Microsystems Corp. (a)	159,423	3,351,071
Trina Solar Ltd. (a)(d)	1,088,306	17,282,299
TriQuint Semiconductor, Inc. (a)	87,400	662,492
Xilinx, Inc.	7,720	240,401
YoungTek Electronics Corp.	109,513	280,812
		248,042,811
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		306,572,904
SOFTWARE - 28.6%
Application Software - 13.8%
Adobe Systems, Inc. (a)	8,620	217,569
ANSYS, Inc. (a)	129,161	6,972,111
AsiaInfo-Linkage, Inc. (a)(d)	1,404,680	16,069,539
Aspen Technology, Inc. (a)	628,026	10,544,557
Autodesk, Inc. (a)	7,721	217,732
AutoNavi Holdings Ltd. ADR (a)	150,411	2,283,239
BroadSoft, Inc. (a)	295,652	8,943,473
Cadence Design Systems, Inc. (a)	23,900	220,836
Citrix Systems, Inc. (a)	535,387	32,353,436
Compuware Corp. (a)	125,315	1,060,165
Concur Technologies, Inc. (a)	460,058	19,239,626
Convio, Inc. (a)	118,315	1,090,864

	Shares	Value
Descartes Systems Group, Inc. (a)	591,700	$ 3,746,467
Informatica Corp. (a)	451,511	18,864,130
Intuit, Inc.	182,471	9,001,294
JDA Software Group, Inc. (a)	86,644	2,288,268
Kingdee International Software Group Co. Ltd.	26,015,600	10,559,012
Longtop Financial Technologies Ltd. ADR (a)	141,625	59,483
Magma Design Automation, Inc. (a)	153,200	779,788
Manhattan Associates, Inc. (a)	7,155	255,362
MicroStrategy, Inc. Class A (a)	110,922	13,630,095
Nuance Communications, Inc. (a)	242,601	4,502,675
Parametric Technology Corp. (a)	853,697	15,366,546
Pegasystems, Inc. (d)	320,351	12,945,384
QLIK Technologies, Inc. (a)	283,654	7,199,139
RealPage, Inc.	109,900	2,288,118
salesforce.com, Inc. (a)	523,280	67,372,300
SolarWinds, Inc. (a)	431,477	10,687,685
SuccessFactors, Inc. (a)	426,800	9,970,048
Taleo Corp. Class A (a)	253,696	6,547,894
TIBCO Software, Inc. (a)	221,341	4,953,612
TiVo, Inc. (a)	26,100	276,660
VanceInfo Technologies, Inc. ADR (a)(d)	566,100	7,710,282
		308,217,389
Home Entertainment Software - 0.7%
Activision Blizzard, Inc.	18,200	215,488
Changyou.com Ltd. (A Shares) ADR (a)	155,300	6,376,618
Kingsoft Corp. Ltd.	561,000	291,823
NCsoft Corp.	17,733	5,819,966
Perfect World Co. Ltd. sponsored ADR Class B (a)	14,300	307,021
RealD, Inc. (a)(d)	86,538	1,215,859
		14,226,775
Systems Software - 14.1%
Ariba, Inc. (a)	636,992	17,281,593
BMC Software, Inc. (a)	323,575	13,140,381
Check Point Software Technologies Ltd. (a)	267,972	14,588,396
CommVault Systems, Inc. (a)	566,790	19,219,849
DemandTec, Inc. (a)	118,600	780,388
Fortinet, Inc. (a)	273,621	5,234,370
Insyde Software Corp.	45,262	179,394
Microsoft Corp.	3,201,837	85,168,864
NetSuite, Inc. (a)(d)	98,700	3,173,205
Oracle Corp.	4,865,029	136,561,364
Red Hat, Inc. (a)	89,035	3,520,444
Rovi Corp. (a)	232,161	11,350,351
Symantec Corp. (a)	13,000	222,950
TeleCommunication Systems, Inc. Class A (a)	105,200	398,708
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Totvs SA	182,000	$ 3,269,701
VMware, Inc. Class A (a)	2,564	241,939
		314,331,897
TOTAL SOFTWARE		636,776,061
WIRELESS TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	316,997	17,073,458
Crown Castle International Corp. (a)	287,100	12,468,753
SBA Communications Corp. Class A (a)	303,653	11,475,047
Sprint Nextel Corp. (a)	60,951	229,176
		41,246,434
TOTAL COMMON STOCKS (Cost $2,083,621,694)		2,055,853,980
Money Market Funds - 9.2%

Fidelity Cash Central Fund, 0.11% (b)	89,390,506	89,390,506
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	115,480,549	115,480,549
TOTAL MONEY MARKET FUNDS (Cost $204,871,055)		204,871,055
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,288,492,749)	2,260,725,035
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(32,599,955)
NET ASSETS - 100%	$ 2,228,125,080
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,488 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,063,050 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 3,063,881
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,106
Fidelity Securities Lending Cash Central Fund	1,389,948
Total	$ 1,442,054
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,055,853,980	$ 2,013,971,652	$ 38,819,278	$ 3,063,050
Money Market Funds	204,871,055	204,871,055	-	-
Total Investments in Securities:	$ 2,260,725,035	$ 2,218,842,707	$ 38,819,278	$ 3,063,050
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(831)
Cost of Purchases	3,063,881
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,063,050
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (831)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.3%
Cayman Islands	6.9%
Ireland	2.7%
Taiwan	2.1%
China	1.8%
Netherlands	1.6%
Japan	1.5%
Bermuda	1.3%
Korea (South)	1.2%
Others (Individually Less Than 1%)	3.6%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $321,594,298 of which $266,401,775 and $55,192,523 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $112,574,629) - See accompanying schedule: Unaffiliated issuers (cost $2,083,621,694)	$ 2,055,853,980
Fidelity Central Funds (cost $204,871,055)	204,871,055
Total Investments (cost $2,288,492,749)		$ 2,260,725,035
Cash		14,929
Foreign currency held at value (cost $2,512,335)		2,512,565
Receivable for investments sold		91,796,414
Receivable for fund shares sold		2,135,027
Dividends receivable		885,618
Distributions receivable from Fidelity Central Funds		356,784
Other receivables		99,763
Total assets		2,358,526,135

Liabilities
Payable for investments purchased	$ 11,249,187
Payable for fund shares redeemed	2,094,666
Accrued management fee	1,018,801
Other affiliated payables	517,634
Other payables and accrued expenses	40,218
Collateral on securities loaned, at value	115,480,549
Total liabilities		130,401,055

Net Assets		$ 2,228,125,080
Net Assets consist of:
Paid in capital		$ 2,368,614,269
Accumulated net investment loss		(3,734,756)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,985,761)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(27,768,672)
Net Assets, for 25,084,827 shares outstanding		$ 2,228,125,080
Net Asset Value, offering price and redemption price per share ($2,228,125,080 ÷ 25,084,827 shares)		$ 88.82

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,451,960
Interest		103
Income from Fidelity Central Funds (including $1,389,948 from security lending)		1,442,054
Total income		6,894,117

Expenses
Management fee	$ 7,261,757
Transfer agent fees	2,895,456
Accounting and security lending fees	399,213
Custodian fees and expenses	60,529
Independent trustees' compensation	7,283
Registration fees	50,383
Audit	19,231
Legal	4,547
Interest	411
Miscellaneous	13,856
Total expenses before reductions	10,712,666
Expense reductions	(288,556)	10,424,110
Net investment income (loss)		(3,529,993)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	219,077,427
Foreign currency transactions	127,827
Total net realized gain (loss)		219,205,254
Change in net unrealized appreciation (depreciation) on: Investment securities	(578,443,842)
Assets and liabilities in foreign currencies	(1,424)
Total change in net unrealized appreciation (depreciation)		(578,445,266)
Net gain (loss)		(359,240,012)
Net increase (decrease) in net assets resulting from operations		$ (362,770,005)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,529,993)	$ (9,767,534)
Net realized gain (loss)	219,205,254	473,544,016
Change in net unrealized appreciation (depreciation)	(578,445,266)	318,650,059
Net increase (decrease) in net assets resulting from operations	(362,770,005)	782,426,541
Share transactions Proceeds from sales of shares	273,744,402	927,195,806
Cost of shares redeemed	(568,734,722)	(818,800,764)
Net increase (decrease) in net assets resulting from share transactions	(294,990,320)	108,395,042
Redemption fees	65,653	104,594
Total increase (decrease) in net assets	(657,694,672)	890,926,177

Net Assets
Beginning of period	2,885,819,752	1,994,893,575
End of period (including accumulated net investment loss of $3,734,756 and accumulated net investment loss of $204,763, respectively)	$ 2,228,125,080	$ 2,885,819,752
Other Information Shares
Sold	2,799,092	10,535,743
Redeemed	(5,903,109)	(9,962,012)
Net increase (decrease)	(3,104,017)	573,731

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 102.37	$ 72.24	$ 37.12	$ 66.65	$ 69.84	$ 65.24
Income from Investment Operations
Net investment income (loss) E	(.13)	(.37)	(.13)	.15	(.36) H	(.15)
Net realized and unrealized gain (loss)	(13.42)	30.50	35.25	(29.57)	(2.84)	4.75
Total from investment operations	(13.55)	30.13	35.12	(29.42)	(3.20)	4.60
Distributions from net investment income	-	-	-	(.11)	-	-
Redemption fees added to paid in capital E	- D	- D	- D	- D	.01	- D
Net asset value, end of period	$ 88.82	$ 102.37	$ 72.24	$ 37.12	$ 66.65	$ 69.84
Total ReturnB, C	(13.24) %	41.71%	94.61%	(44.15)%	(4.57)%	7.05%
Ratios to Average Net AssetsF, I
Expenses before reductions	.82% A	.85%	.92%	.90%	.89%	.95%
Expenses net of fee waivers, if any	.82% A	.85%	.92%	.90%	.89%	.95%
Expenses net of all reductions	.80% A	.83%	.89%	.89%	.88%	.95%
Net investment income (loss)	(.27)% A	(.44)%	(.21)%	.26%	(.47)% H	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,228,125	$ 2,885,820	$ 1,994,894	$ 773,373	$ 1,549,499	$ 1,696,389
Portfolio turnover rate G	185% A	136%	127%	235%	204%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than $.01 per share.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Communications Equipment Portfolio	$ 414,692,167	$ 21,791,484	$ (78,452,135)	$ (56,660,651)
Computers Portfolio	606,630,803	38,832,578	(118,757,556)	(79,924,978)
Electronics Portfolio	1,298,395,489	13,326,355	(301,263,127)	(287,936,772)
IT Services Portfolio	221,205,124	25,541,837	(20,073,185)	5,468,652
Software and Computer Services Portfolio	1,056,055,818	152,888,658	(85,141,129)	67,747,529
Technology Portfolio	2,309,644,941	188,861,902	(237,781,808)	(48,919,906)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be February 28, 2012.

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	182,783,540	301,849,724
Computers Portfolio	523,257,432	546,080,832
Electronics Portfolio	883,715,705	1,077,514,885
IT Services Portfolio	189,984,855	100,307,623
Software and Computer Services Portfolio	1,262,028,510	1,383,321,236
Technology Portfolio	2,368,646,543	2,779,914,258

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.26%	.56%
Computers Portfolio	.30%	.26%	.56%
Electronics Portfolio	.30%	.26%	.56%
IT Services Portfolio	.30%	.26%	.56%
Software and Computer Services Portfolio	.30%	.26%	.56%
Technology Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.27%
Computers Portfolio	.24%
Electronics Portfolio	.23%
IT Services Portfolio	.25%
Software and Computer Services Portfolio	.22%
Technology Portfolio	.22%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$ 14,611
Computers Portfolio	41,517
Electronics Portfolio	117,545
IT Services Portfolio	7,851
Software and Computer Services Portfolio	62,926
Technology Portfolio	70,830

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Communications Equipment Portfolio	Borrower	$ 10,046,944.39%		$ 1,981
Computers Portfolio	Borrower	6,755,400.38%		712
Electronics Portfolio	Borrower	8,403,400.40%		926
Software and Computer Services Portfolio	Borrower	10,696,211.38%		4,238
Technology Portfolio	Borrower	12,259,000.40%		411

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7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$ 831
Computers Portfolio	897
Electronics Portfolio	1,970
IT Services Portfolio	215
Software and Computer Services Portfolio	1,990
Technology Portfolio	4,284

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Communications Equipment Portfolio	$ 10,658	$ -
Computers Portfolio	339	244,022
IT Services Portfolio	3,281	400,284
Software and Computer Services Portfolio	9,005	3,799,116
Technology Portfolio	71,768	3,716,696

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Communications Equipment Portfolio	$ 47,715	$ 40
Computers Portfolio	27,364	-
Electronics Portfolio	73,924	-
IT Services Portfolio	4,694	-
Software and Computer Services Portfolio	64,064	-
Technology Portfolio	288,478	78

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Notes to Financial Statements (Unaudited) - continued

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 28% and 13% of the total outstanding shares of IT Services Portfolio and Computers Portfolio, respectively. Mutual funds managed by FMR or its affiliates, were the owners of record, in the aggregate, of approximately 34% of the total outstanding shares of IT Services Portfolio.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Communications Equipment Portfolio
Computers Portfolio
Electronics Portfolio
IT Services Portfolio
Software and Computer Services Portfolio
Technology Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. . The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Communications Equipment Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Computers Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Electronics Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

IT Services Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Software and Computer Services Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Technology Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

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Communications Equipment Portfolio

Computers Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Electronics Portfolio

IT Services Portfolio

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Software and Computer Services Portfolio

Technology Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELTEC-USAN-1011
1.813671.106

Fidelity®

Select Portfolios®

Energy Sector

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

Natural Resources Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Energy Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Energy Service Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Natural Gas Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Natural Resources Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Energy Portfolio	.83%
Actual		$ 1,000.00	$ 857.50	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.96	$ 4.22
Energy Service Portfolio	.82%
Actual		$ 1,000.00	$ 853.90	$ 3.82
HypotheticalA		$ 1,000.00	$ 1,021.01	$ 4.17
Natural Gas Portfolio	.86%
Actual		$ 1,000.00	$ 871.60	$ 4.05
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.37
Natural Resources Portfolio	.84%
Actual		$ 1,000.00	$ 872.30	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	11.8	4.2
Exxon Mobil Corp.	11.2	15.9
Schlumberger Ltd.	6.6	6.0
Occidental Petroleum Corp.	5.3	5.8
HollyFrontier Corp.	5.0	3.8
Baker Hughes, Inc.	4.5	4.2
Ensco International Ltd. ADR	4.2	1.9
Hess Corp.	4.1	1.1
Halliburton Co.	3.6	3.3
Marathon Oil Corp.	3.1	4.4
	59.4
Top Industries (% of fund's net assets)
As of August 31, 2011
Oil, Gas & Consumable Fuels	65.1%
Energy Equipment & Services	31.8%
Chemicals	1.2%
Construction & Engineering	0.6%
Metals & Mining	0.1%
All Others*	1.2%

As of February 28, 2011
Oil, Gas & Consumable Fuels	64.4%
Energy Equipment & Services	30.3%
Chemicals	1.3%
Construction & Engineering	1.3%
Metals & Mining	0.8%
All Others*	1.9%

* Includes short-term investments and net other assets.

Semiannual Report

Energy Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CHEMICALS - 1.2%
Specialty Chemicals - 1.2%
LyondellBasell Industries NV Class A	832,441	$ 28,844,081
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	387,681	14,437,240
ENERGY EQUIPMENT & SERVICES - 31.8%
Oil & Gas Drilling - 10.1%
Discovery Offshore S.A. (a)(e)	1,156,300	1,724,309
Ensco International Ltd. ADR	2,087,000	100,718,620
Nabors Industries Ltd. (a)	827,000	15,249,880
Noble Corp.	968,145	32,684,575
Northern Offshore Ltd.	1,261,675	2,563,472
Ocean Rig UDW, Inc. (a)	655,100	9,769,046
Parker Drilling Co. (a)	1,514,849	8,619,491
Patterson-UTI Energy, Inc.	642,193	15,695,197
Rowan Companies, Inc. (a)	967,100	34,883,297
Transocean Ltd. (United States)	378,576	21,207,828
		243,115,715
Oil & Gas Equipment & Services - 21.7%
Baker Hughes, Inc.	1,775,370	108,492,861
Basic Energy Services, Inc. (a)	41,044	897,222
Cal Dive International, Inc. (a)	536,955	1,562,539
Cameron International Corp. (a)	220,500	11,457,180
Compagnie Generale de Geophysique SA (a)	413,581	10,472,250
Core Laboratories NV	10,200	1,138,116
Dresser-Rand Group, Inc. (a)	170,576	7,240,951
Halliburton Co.	1,945,821	86,336,078
ION Geophysical Corp. (a)	253,000	1,788,710
Key Energy Services, Inc. (a)	416,021	5,986,542
National Oilwell Varco, Inc.	1,028,985	68,036,488
Oil States International, Inc. (a)	362,821	23,975,212
RPC, Inc. (d)	109,807	2,844,001
Schlumberger Ltd.	2,027,411	158,381,347
Schoeller-Bleckmann Oilfield Equipment AG	76,852	6,019,522
Superior Energy Services, Inc. (a)	193,576	6,837,104
Weatherford International Ltd. (a)	974,334	16,690,341
Willbros Group, Inc. (a)	494,507	3,179,680
		521,336,144
TOTAL ENERGY EQUIPMENT & SERVICES		764,451,859
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Grande Cache Coal Corp. (a)	338,200	2,659,457

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 65.1%
Coal & Consumable Fuels - 2.1%
Alpha Natural Resources, Inc. (a)	1,546,392	$ 51,139,183
Integrated Oil & Gas - 34.3%
Chevron Corp.	2,862,197	283,099,902
Exxon Mobil Corp.	3,645,102	269,883,352
Hess Corp.	1,670,425	99,123,020
Occidental Petroleum Corp.	1,473,146	127,780,684
Royal Dutch Shell PLC Class A sponsored ADR	663,300	44,474,265
		824,361,223
Oil & Gas Exploration & Production - 13.9%
Anadarko Petroleum Corp.	276,332	20,379,485
Apache Corp.	364,130	37,530,879
Bankers Petroleum Ltd. (a)	1,406,800	7,183,415
Berry Petroleum Co. Class A	333,600	16,356,408
Brigham Exploration Co. (a)	190,900	5,555,190
Cabot Oil & Gas Corp.	41,100	3,117,846
Carrizo Oil & Gas, Inc. (a)	164,310	4,932,586
Cimarex Energy Co.	106,610	7,578,905
Clayton Williams Energy, Inc. (a)(d)	39,537	2,243,329
Comstock Resources, Inc. (a)	115,400	2,348,390
EV Energy Partners LP	186,900	12,873,672
EXCO Resources, Inc.	200,700	2,685,366
Gran Tierra Energy, Inc. (Canada) (a)	3,440,500	21,713,940
Marathon Oil Corp.	2,729,261	73,471,706
Newfield Exploration Co. (a)	285,994	14,599,994
Niko Resources Ltd.	53,400	3,039,743
Noble Energy, Inc.	83,144	7,346,604
Northern Oil & Gas, Inc. (a)(d)	174,230	3,557,777
Oasis Petroleum, Inc. (a)(d)	229,833	6,113,558
Pacific Rubiales Energy Corp.	260,200	6,401,366
Painted Pony Petroleum Ltd. Class A (a)	393,900	5,269,700
Petroleum Development Corp. (a)	162,300	3,864,363
Petrominerales Ltd.	162,873	5,083,128
Pioneer Natural Resources Co.	362,766	28,357,418
Stone Energy Corp. (a)	129,604	3,422,842
Talisman Energy, Inc.	516,500	8,634,707
Whiting Petroleum Corp. (a)	430,450	20,278,500
		333,940,817
Oil & Gas Refining & Marketing - 13.7%
CVR Energy, Inc. (a)	1,499,637	42,694,665
HollyFrontier Corp.	1,688,681	121,179,749
Keyera Corp.	119,500	5,593,020
Marathon Petroleum Corp.	1,596,630	59,171,108
Tesoro Corp. (a)	1,556,983	37,461,011
Valero Energy Corp.	2,120,748	48,183,395
Western Refining, Inc. (a)(d)	804,016	14,022,039
		328,304,987
Oil & Gas Storage & Transport - 1.1%
Atlas Energy LP	62,412	1,303,787
Atlas Pipeline Partners, LP	323,758	9,848,718
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
El Paso Corp.	417,800	$ 7,996,692
Williams Companies, Inc.	210,400	5,678,696
		24,827,893
TOTAL OIL, GAS & CONSUMABLE FUELS		1,562,574,103
TOTAL COMMON STOCKS (Cost $1,991,675,767)		2,372,966,740
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $1,040,000)	$ 1,040,000	1,003,600
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	14,331,586	14,331,586
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	16,156,040	16,156,040
TOTAL MONEY MARKET FUNDS (Cost $30,487,626)		30,487,626
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,023,203,393)	2,404,457,966
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,375,613)
NET ASSETS - 100%	$ 2,403,082,353
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,724,309 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,899
Fidelity Securities Lending Cash Central Fund	140,195
Total	$ 148,094
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,372,966,740	$ 2,362,494,490	$ 10,472,250	$ -
Convertible Bonds	1,003,600	-	1,003,600	-
Money Market Funds	30,487,626	30,487,626	-	-
Total Investments in Securities:	$ 2,404,457,966	$ 2,392,982,116	$ 11,475,850	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.0%
Curacao	6.6%
United Kingdom	6.1%
Switzerland	3.0%
Canada	1.8%
Netherlands	1.2%
Others (Individually Less Than 1%)	1.3%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $162,227,335 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,619,676) - See accompanying schedule: Unaffiliated issuers (cost $1,992,715,767)	$ 2,373,970,340
Fidelity Central Funds (cost $30,487,626)	30,487,626
Total Investments (cost $2,023,203,393)		$ 2,404,457,966
Receivable for investments sold		22,505,790
Receivable for fund shares sold		2,277,679
Dividends receivable		6,617,030
Interest receivable		18,525
Distributions receivable from Fidelity Central Funds		66,358
Other receivables		22,966
Total assets		2,435,966,314

Liabilities
Payable for investments purchased	$ 12,967,511
Payable for fund shares redeemed	2,062,445
Accrued management fee	1,096,355
Other affiliated payables	568,466
Other payables and accrued expenses	33,144
Collateral on securities loaned, at value	16,156,040
Total liabilities		32,883,961

Net Assets		$ 2,403,082,353
Net Assets consist of:
Paid in capital		$ 2,026,997,211
Undistributed net investment income		10,279,521
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,442,898)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		381,248,519
Net Assets, for 46,600,191 shares outstanding		$ 2,403,082,353
Net Asset Value, offering price and redemption price per share ($2,403,082,353 ÷ 46,600,191 shares)		$ 51.57

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 21,655,350
Interest		24,829
Income from Fidelity Central Funds		148,094
Total income		21,828,273

Expenses
Management fee	$ 7,803,856
Transfer agent fees	3,165,214
Accounting and security lending fees	421,411
Custodian fees and expenses	24,480
Independent trustees' compensation	7,611
Registration fees	82,650
Audit	30,211
Legal	4,048
Interest	3,686
Miscellaneous	13,484
Total expenses before reductions	11,556,651
Expense reductions	(64,155)	11,492,496
Net investment income (loss)		10,335,777
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	158,275,666
Foreign currency transactions	62,560
Total net realized gain (loss)		158,338,226
Change in net unrealized appreciation (depreciation) on: Investment securities	(590,758,488)
Assets and liabilities in foreign currencies	17
Total change in net unrealized appreciation (depreciation)		(590,758,471)
Net gain (loss)		(432,420,245)
Net increase (decrease) in net assets resulting from operations		$ (422,084,468)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,335,777	$ 13,459,022
Net realized gain (loss)	158,338,226	115,312,286
Change in net unrealized appreciation (depreciation)	(590,758,471)	640,670,278
Net increase (decrease) in net assets resulting from operations	(422,084,468)	769,441,586
Distributions to shareholders from net investment income	(2,557,448)	(10,965,367)
Distributions to shareholders from net realized gain	(1,534,468)	-
Total distributions	(4,091,916)	(10,965,367)
Share transactions Proceeds from sales of shares	506,150,343	807,561,965
Reinvestment of distributions	3,898,107	10,430,100
Cost of shares redeemed	(713,951,078)	(677,541,254)
Net increase (decrease) in net assets resulting from share transactions	(203,902,628)	140,450,811
Redemption fees	138,806	77,677
Total increase (decrease) in net assets	(629,940,206)	899,004,707

Net Assets
Beginning of period	3,033,022,559	2,134,017,852
End of period (including undistributed net investment income of $10,279,521 and undistributed net investment income of $2,501,192, respectively)	$ 2,403,082,353	$ 3,033,022,559
Other Information Shares
Sold	8,703,755	16,320,732
Issued in reinvestment of distributions	63,311	206,804
Redeemed	(12,529,062)	(15,161,606)
Net increase (decrease)	(3,761,996)	1,365,930

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 60.22	$ 43.55	$ 27.43	$ 64.48	$ 48.80	$ 49.20
Income from Investment Operations
Net investment income (loss) D	.21	.29	.07	.02	.01	.18
Net realized and unrealized gain (loss)	(8.78)	16.63	16.14	(35.81)	19.61	4.13
Total from investment operations	(8.57)	16.92	16.21	(35.79)	19.62	4.31
Distributions from net investment income	(.05)	(.25)	(.09)	(.01)	(.05)	(.10)
Distributions from net realized gain	(.03)	-	-	(1.26)	(3.90)	(4.62)
Total distributions	(.08)	(.25)	(.09)	(1.27)	(3.95)	(4.72)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 51.57	$ 60.22	$ 43.55	$ 27.43	$ 64.48	$ 48.80
Total Return B, C	(14.25)%	38.95%	59.11%	(56.63)%	40.72%	8.57%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.85%	.90%	.83%	.84%	.89%
Expenses net of fee waivers, if any	.83% A	.85%	.90%	.83%	.84%	.89%
Expenses net of all reductions	.82% A	.85%	.90%	.83%	.84%	.89%
Net investment income (loss)	.74% A	.64%	.18%	.03%	.02%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,403,082	$ 3,033,023	$ 2,134,018	$ 1,337,382	$ 3,155,852	$ 2,145,397
Portfolio turnover rate F	89% A	107%	97%	148%	55%	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd.	20.2	16.9
Halliburton Co.	12.7	13.8
Baker Hughes, Inc.	8.5	10.3
Cameron International Corp.	5.9	4.8
FMC Technologies, Inc.	4.9	0.6
National Oilwell Varco, Inc.	4.7	7.3
Weatherford International Ltd.	4.4	4.0
Oceaneering International, Inc.	3.4	4.8
Helmerich & Payne, Inc.	3.0	1.1
Rowan Companies, Inc.	2.9	3.9
	70.6
Top Industries (% of fund's net assets)
As of August 31, 2011
Energy Equipment & Services	99.3%
Electrical Equipment	0.3%
All Others*	0.4%

As of February 28, 2011
Energy Equipment & Services	95.0%
Construction & Engineering	2.4%
Trading Companies & Distributors	0.8%
Machinery	0.6%
All Others*	1.2%

* Includes short-term investments and net other assets.

Semiannual Report

Energy Service Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Thermon Group Holdings, Inc.	315,295	$ 4,912,296
ENERGY EQUIPMENT & SERVICES - 99.3%
Oil & Gas Drilling - 16.1%
Cathedral Energy Services Ltd.	1,000,000	7,781,863
Discovery Offshore S.A. (a)(e)	578,100	862,080
Ensign Energy Services, Inc.	181,700	3,200,904
Eurasia Drilling Co. Ltd. GDR (Reg. S)	374,600	8,353,580
Helmerich & Payne, Inc.	811,672	46,281,537
Nabors Industries Ltd. (a)	2,166,155	39,943,898
Noble Corp.	104,435	3,525,726
Ocean Rig UDW, Inc. (a)	441,600	6,585,270
Parker Drilling Co. (a)	854,700	4,863,243
Patterson-UTI Energy, Inc.	538,000	13,148,720
PHX Energy Services Corp.	26,600	276,540
Pioneer Drilling Co. (a)	894,700	11,309,008
Precision Drilling Corp. (a)	250,750	3,498,003
Rowan Companies, Inc. (a)	1,229,800	44,358,886
Transocean Ltd. (United States)	179,487	10,054,862
Trinidad Drilling Ltd.	1,924,500	15,939,231
Tuscany International Drilling, Inc. (a)(d)	10,050,000	7,697,610
Union Drilling, Inc. (a)	371,300	3,167,189
Vantage Drilling Co. (a)	4,968,800	7,602,264
Western Energy Services Corp. (a)	471,600	4,165,993
Xtreme Coil Drilling Corp. (a)	1,312,700	4,423,928
		247,040,335
Oil & Gas Equipment & Services - 83.2%
Anton Oilfield Services Group	10,186,000	1,399,877
Baker Hughes, Inc.	2,128,122	130,049,535
Basic Energy Services, Inc. (a)	526,100	11,500,546
Cameron International Corp. (a)	1,759,488	91,422,996
Compagnie Generale de Geophysique SA (a)	552,400	13,987,274
Complete Production Services, Inc. (a)	365,800	10,630,148
Dresser-Rand Group, Inc. (a)	206,500	8,765,925
Exterran Holdings, Inc. (a)	493,700	5,845,408
FMC Technologies, Inc. (a)	1,698,962	75,535,851
Global Geophysical Services, Inc. (a)	812,972	9,812,572
Global Industries Ltd. (a)	1,065,400	4,698,414
Halliburton Co.	4,401,699	195,303,385
Helix Energy Solutions Group, Inc. (a)	1,018,900	17,209,221
Hornbeck Offshore Services, Inc. (a)(d)	312,800	7,626,064
ION Geophysical Corp. (a)	3,201,955	22,637,822
Key Energy Services, Inc. (a)	1,572,100	22,622,519
Lufkin Industries, Inc.	338,700	21,077,301
McDermott International, Inc. (a)	1,669,000	24,016,910
National Oilwell Varco, Inc.	1,098,762	72,650,143
Newpark Resources, Inc. (a)	406,646	3,367,029

	Shares	Value
Oceaneering International, Inc.	1,229,400	$ 52,483,086
Petroleum Geo-Services ASA (a)	1,773,500	22,347,680
RigNet, Inc.	44,666	686,516
RPC, Inc. (d)	229,200	5,936,280
Schlumberger Ltd.	3,980,611	310,965,331
Schoeller-Bleckmann Oilfield Equipment AG	279,679	21,906,182
Superior Energy Services, Inc. (a)	751,359	26,538,000
Tesco Corp. (a)	880,885	14,710,780
TETRA Technologies, Inc. (a)	573,377	5,877,114
Weatherford International Ltd. (a)	3,957,671	67,794,904
		1,279,404,813
TOTAL ENERGY EQUIPMENT & SERVICES		1,526,445,148
TOTAL COMMON STOCKS (Cost $1,194,010,954)		1,531,357,444
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.11% (b)	14,617,741	14,617,741
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,594,625	12,594,625
TOTAL MONEY MARKET FUNDS (Cost $27,212,366)		27,212,366
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,221,223,320)	1,558,569,810
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(21,211,517)
NET ASSETS - 100%	$ 1,537,358,293
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $862,080 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,184
Fidelity Securities Lending Cash Central Fund	82,572
Total	$ 89,756
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,531,357,444	$ 1,517,370,170	$ 13,987,274	$ -
Money Market Funds	27,212,366	27,212,366	-	-
Total Investments in Securities:	$ 1,558,569,810	$ 1,544,582,536	$ 13,987,274	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	63.4%
Curacao	20.2%
Switzerland	5.3%
Canada	4.0%
Panama	1.6%
Norway	1.5%
Austria	1.4%
Cayman Islands	1.2%
Others (Individually Less Than 1%)	1.4%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $195,879,771 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,463,785) - See accompanying schedule: Unaffiliated issuers (cost $1,194,010,954)	$ 1,531,357,444
Fidelity Central Funds (cost $27,212,366)	27,212,366
Total Investments (cost $1,221,223,320)		$ 1,558,569,810
Foreign currency held at value (cost $63,993)		63,993
Receivable for investments sold		1,587,216
Receivable for fund shares sold		2,904,620
Dividends receivable		1,798,366
Distributions receivable from Fidelity Central Funds		2,195
Other receivables		12,824
Total assets		1,564,939,024

Liabilities
Payable for investments purchased	$ 7,736,763
Payable for fund shares redeemed	6,172,766
Accrued management fee	707,335
Other affiliated payables	345,685
Other payables and accrued expenses	23,557
Collateral on securities loaned, at value	12,594,625
Total liabilities		27,580,731

Net Assets		$ 1,537,358,293
Net Assets consist of:
Paid in capital		$ 1,267,363,547
Accumulated net investment loss		(832,524)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(66,519,713)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		337,346,983
Net Assets, for 20,965,487 shares outstanding		$ 1,537,358,293
Net Asset Value, offering price and redemption price per share ($1,537,358,293 ÷ 20,965,487 shares)		$ 73.33

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 6,496,752
Interest		48
Income from Fidelity Central Funds		89,756
Total income		6,586,556

Expenses
Management fee	$ 5,060,244
Transfer agent fees	1,903,024
Accounting and security lending fees	281,898
Custodian fees and expenses	17,220
Independent trustees' compensation	4,984
Registration fees	84,088
Audit	25,295
Legal	2,630
Interest	5,039
Miscellaneous	8,381
Total expenses before reductions	7,392,803
Expense reductions	(35,670)	7,357,133
Net investment income (loss)		(770,577)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,932,598
Foreign currency transactions	(3,497)
Total net realized gain (loss)		132,929,101
Change in net unrealized appreciation (depreciation) on: Investment securities	(421,575,339)
Assets and liabilities in foreign currencies	130
Total change in net unrealized appreciation (depreciation)		(421,575,209)
Net gain (loss)		(288,646,108)
Net increase (decrease) in net assets resulting from operations		$ (289,416,685)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (770,577)	$ (814,991)
Net realized gain (loss)	132,929,101	55,606,864
Change in net unrealized appreciation (depreciation)	(421,575,209)	540,147,218
Net increase (decrease) in net assets resulting from operations	(289,416,685)	594,939,091
Share transactions Proceeds from sales of shares	437,276,371	737,771,272
Cost of shares redeemed	(651,317,438)	(574,519,729)
Net increase (decrease) in net assets resulting from share transactions	(214,041,067)	163,251,543
Redemption fees	124,874	72,873
Total increase (decrease) in net assets	(503,332,878)	758,263,507

Net Assets
Beginning of period	2,040,691,171	1,282,427,664
End of period (including accumulated net investment loss of $832,524 and accumulated net investment loss of $61,947, respectively)	$ 1,537,358,293	$ 2,040,691,171
Other Information Shares
Sold	5,304,250	10,987,135
Redeemed	(8,100,787)	(9,234,606)
Net increase (decrease)	(2,796,537)	1,752,529

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 K	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 85.88	$ 58.27	$ 33.87	$ 92.62	$ 66.82	$ 68.03
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	.02 G	(.02) H	(.21)	(.21) I
Net realized and unrealized gain (loss)	(12.53)	27.65	24.41	(54.75)	28.45	3.07
Total from investment operations	(12.56)	27.61	24.43	(54.77)	28.24	2.86
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(4.00)	(2.46)	(4.15)
Total distributions	-	-	(.04)	(4.00)	(2.46)	(4.15)
Redemption fees added to paid in capital D	.01	- L	.01	.02	.02	.08
Net asset value, end of period	$ 73.33	$ 85.88	$ 58.27	$ 33.87	$ 92.62	$ 66.82
Total Return B,C	(14.61)%	47.38%	72.15%	(61.89)%	42.91%	3.92%
Ratios to Average Net Assets E,J
Expenses before reductions	.82% A	.85%	.91%	.82%	.83%	.88%
Expenses net of fee waivers, if any	.82% A	.85%	.91%	.82%	.83%	.88%
Expenses net of all reductions	.81% A	.85%	.91%	.82%	.83%	.88%
Net investment income (loss)	(.08)% A	(.06)%	.04% G	(.03)% H	(.23)%	(.30)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,537,358	$ 2,040,691	$ 1,282,428	$ 740,946	$ 2,256,105	$ 1,221,404
Portfolio turnover rate F	76% A	85%	84%	82%	64%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. I Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apache Corp.	11.5	12.4
Anadarko Petroleum Corp.	10.3	8.0
Duke Energy Corp.	6.7	4.0
Williams Companies, Inc.	5.9	5.4
Noble Energy, Inc.	5.4	5.4
Cameron International Corp.	4.3	0.0
Sempra Energy	4.1	4.5
Newfield Exploration Co.	4.1	3.2
Chesapeake Energy Corp.	4.1	0.0
Devon Energy Corp.	3.3	6.1
	59.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Oil, Gas & Consumable Fuels	63.2%
Energy Equipment & Services	15.9%
Multi-Utilities	10.8%
Electric Utilities	6.7%
Gas Utilities	1.4%
All Others*	2.0%

As of February 28, 2011
Oil, Gas & Consumable Fuels	64.9%
Multi-Utilities	15.1%
Energy Equipment & Services	12.6%
Electric Utilities	4.0%
Gas Utilities	2.5%
All Others*	0.9%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Gas Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
ELECTRIC UTILITIES - 6.7%
Electric Utilities - 6.7%
Duke Energy Corp.	3,112,469	$ 58,856,789
ENERGY EQUIPMENT & SERVICES - 15.9%
Oil & Gas Drilling - 10.0%
Helmerich & Payne, Inc.	446,100	25,436,622
Rowan Companies, Inc. (a)	695,700	25,093,899
Transocean Ltd. (United States)	411,100	23,029,822
Trinidad Drilling Ltd. (d)	1,422,800	11,784,016
Tuscany International Drilling, Inc. (a)	2,881,200	2,206,801
		87,551,160
Oil & Gas Equipment & Services - 5.9%
Baker Hughes, Inc.	226,700	13,853,637
Cameron International Corp. (a)	738,500	38,372,460
		52,226,097
TOTAL ENERGY EQUIPMENT & SERVICES		139,777,257
GAS UTILITIES - 1.4%
Gas Utilities - 1.4%
National Fuel Gas Co.	196,700	12,067,545
MULTI-UTILITIES - 10.8%
Multi-Utilities - 10.8%
Dominion Resources, Inc.	405,500	19,764,070
NiSource, Inc.	1,138,500	24,318,360
PG&E Corp.	344,910	14,606,939
Sempra Energy	693,177	36,405,656
		95,095,025
OIL, GAS & CONSUMABLE FUELS - 63.2%
Integrated Oil & Gas - 2.0%
BG Group PLC	415,646	8,989,737
InterOil Corp. (a)(d)	137,100	8,688,027
		17,677,764
Oil & Gas Exploration & Production - 55.3%
Americas Petrogas, Inc. (a)	350,400	733,578
Americas Petrogas, Inc. (a)(e)	198,500	415,569
Anadarko Petroleum Corp.	1,224,900	90,336,375
Apache Corp.	976,933	100,692,483
BPZ Energy, Inc. (a)(d)	319,644	1,173,093
Canadian Natural Resources Ltd.	595,400	22,497,753
Chesapeake Energy Corp.	1,106,200	35,829,818
Denbury Resources, Inc. (a)	473,975	7,559,901
Devon Energy Corp.	427,646	29,007,228
Double Eagle Petroleum Co. (a)	301,699	2,863,124
Energen Corp.	45,900	2,253,690
EOG Resources, Inc.	193,285	17,896,258
Epsilon Energy Ltd. (a)	699,400	2,357,047
EXCO Resources, Inc.	1,351,000	18,076,380
Kosmos Energy Ltd.	168,200	2,334,616
Madalena Ventures, Inc. (a)	1,221,000	810,509

	Shares	Value
Newfield Exploration Co. (a)	703,653	$ 35,921,486
Niko Resources Ltd. (d)	278,200	15,836,262
Noble Energy, Inc.	534,707	47,246,711
Painted Pony Petroleum Ltd. Class A (a)	491,200	6,571,405
Petrobank Energy & Resources Ltd. (a)	236,800	2,870,523
Petroleum Development Corp. (a)	331,414	7,890,967
Petrominerales Ltd.	150,442	4,695,167
Rodinia Oil Corp. (a)	225,500	260,228
Southwestern Energy Co. (a)	145,300	5,514,135
Talisman Energy, Inc.	1,406,200	23,508,470
Voyager Oil & Gas, Inc. (a)	210,032	581,789
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	105,016	144,318
		485,878,883
Oil & Gas Storage & Transport - 5.9%
Williams Companies, Inc.	1,935,999	52,252,613
TOTAL OIL, GAS & CONSUMABLE FUELS		555,809,260
TOTAL COMMON STOCKS (Cost $865,159,748)		861,605,876
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.11% (b)	14,274,180	14,274,180
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,002,179	19,002,179
TOTAL MONEY MARKET FUNDS (Cost $33,276,359)		33,276,359
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $898,436,107)		894,882,235
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(16,216,100)
NET ASSETS - 100%		$ 878,666,135
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $415,569 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,818
Fidelity Securities Lending Cash Central Fund	282,777
Total	$ 289,595
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 861,605,876	$ 861,461,558	$ 144,318	$ -
Money Market Funds	33,276,359	33,276,359	-	-
Total Investments in Securities:	$ 894,882,235	$ 894,737,917	$ 144,318	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.4%
Canada	11.7%
Switzerland	2.6%
United Kingdom	1.0%
Others (Individually Less Than 1%)	0.3%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $459,567,689 of which $57,129,529, $193,661,853 and $208,776,307 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,145,115) - See accompanying schedule: Unaffiliated issuers (cost $865,159,748)	$ 861,605,876
Fidelity Central Funds (cost $33,276,359)	33,276,359
Total Investments (cost $898,436,107)		$ 894,882,235
Receivable for investments sold		2,374,330
Receivable for fund shares sold		807,945
Dividends receivable		1,752,135
Distributions receivable from Fidelity Central Funds		61,848
Other receivables		4,394
Total assets		899,882,887

Liabilities
Payable for fund shares redeemed	$ 1,557,524
Accrued management fee	403,740
Other affiliated payables	231,942
Other payables and accrued expenses	21,367
Collateral on securities loaned, at value	19,002,179
Total liabilities		21,216,752

Net Assets		$ 878,666,135
Net Assets consist of:
Paid in capital		$ 1,307,624,835
Undistributed net investment income		4,152,821
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(429,557,192)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,554,329)
Net Assets, for 27,657,407 shares outstanding		$ 878,666,135
Net Asset Value, offering price and redemption price per share ($878,666,135 ÷ 27,657,407 shares)		$ 31.77

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 8,224,386
Interest		16
Income from Fidelity Central Funds		289,595
Total income		8,513,997

Expenses
Management fee	$ 2,787,055
Transfer agent fees	1,268,785
Accounting and security lending fees	170,272
Custodian fees and expenses	12,197
Independent trustees' compensation	2,693
Registration fees	39,033
Audit	17,634
Legal	1,461
Interest	433
Miscellaneous	6,051
Total expenses before reductions	4,305,614
Expense reductions	(14,038)	4,291,576
Net investment income (loss)		4,222,421
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,192,237
Foreign currency transactions	(286,140)
Total net realized gain (loss)		33,906,097
Change in net unrealized appreciation (depreciation) on: Investment securities	(177,687,014)
Assets and liabilities in foreign currencies	13,740
Total change in net unrealized appreciation (depreciation)		(177,673,274)
Net gain (loss)		(143,767,177)
Net increase (decrease) in net assets resulting from operations		$ (139,544,756)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,222,421	$ 9,013,348
Net realized gain (loss)	33,906,097	(138,355,471)
Change in net unrealized appreciation (depreciation)	(177,673,274)	267,851,166
Net increase (decrease) in net assets resulting from operations	(139,544,756)	138,509,043
Distributions to shareholders from net investment income	(1,507,359)	(7,289,485)
Distributions to shareholders from net realized gain	-	(1,911,402)
Total distributions	(1,507,359)	(9,200,887)
Share transactions Proceeds from sales of shares	247,632,167	227,063,598
Reinvestment of distributions	1,395,938	8,477,652
Cost of shares redeemed	(219,423,825)	(516,555,771)
Net increase (decrease) in net assets resulting from share transactions	29,604,280	(281,014,521)
Redemption fees	31,116	41,849
Total increase (decrease) in net assets	(111,416,719)	(151,664,516)

Net Assets
Beginning of period	990,082,854	1,141,747,370
End of period (including undistributed net investment income of $4,152,821 and undistributed net investment income of $1,437,759, respectively)	$ 878,666,135	$ 990,082,854
Other Information Shares
Sold	6,926,620	7,374,987
Issued in reinvestment of distributions	37,779	257,265
Redeemed	(6,430,016)	(16,934,801)
Net increase (decrease)	534,383	(9,302,549)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.50	$ 31.34	$ 19.16	$ 49.91	$ 39.61	$ 38.86
Income from Investment Operations
Net investment income (loss) D	.15	.29 G	(.04)	(.05)	(.05)	(.03) H
Net realized and unrealized gain (loss)	(4.83)	5.19	12.22	(28.62)	14.53	4.08
Total from investment operations	(4.68)	5.48	12.18	(28.67)	14.48	4.05
Distributions from net investment income	(.05)	(.26)	-	-	-	-
Distributions from net realized gain	-	(.06)	-	(2.09)	(4.19)	(3.31)
Total distributions	(.05)	(.32)	-	(2.09)	(4.19)	(3.31)
Redemption fees added to paid in capital D	- K	- K	- K	.01	.01	.01
Net asset value, end of period	$ 31.77	$ 36.50	$ 31.34	$ 19.16	$ 49.91	$ 39.61
Total Return B,C	(12.84)%	17.58%	63.57%	(59.99)%	38.08%	10.43%
Ratios to Average Net Assets E,I
Expenses before reductions	.86% A	.89%	.93%	.85%	.85%	.90%
Expenses net of fee waivers, if any	.86% A	.89%	.93%	.85%	.85%	.90%
Expenses net of all reductions	.86% A	.88%	.93%	.85%	.85%	.89%
Net investment income (loss)	.85% A	.95% G	(.13)%	(.13)%	(.10)%	(.09)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 878,666	$ 990,083	$ 1,141,747	$ 705,002	$ 1,603,270	$ 1,025,589
Portfolio turnover rate F	80% A	167%	110%	81%	68%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .47%. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	8.9	1.2
Schlumberger Ltd.	5.6	4.7
Occidental Petroleum Corp.	5.5	5.7
HollyFrontier Corp.	5.2	4.2
Hess Corp.	4.1	1.1
Ensco International Ltd. ADR	3.8	1.6
Halliburton Co.	3.7	3.3
Baker Hughes, Inc.	3.4	3.0
Marathon Oil Corp.	3.1	4.3
Newmont Mining Corp.	3.0	1.8
	46.3
Top Industries (% of fund's net assets)
As of August 31, 2011
Oil, Gas & Consumable Fuels	50.1%
Energy Equipment & Services	27.1%
Metals & Mining	17.9%
Chemicals	1.6%
Containers & Packaging	1.2%
All Others*	2.1%

As of February 28, 2011
Oil, Gas & Consumable Fuels	52.1%
Energy Equipment & Services	25.8%
Metals & Mining	14.7%
Chemicals	2.1%
Containers & Packaging	1.8%
All Others*	3.5%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Resources Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CHEMICALS - 1.6%
Specialty Chemicals - 1.6%
LyondellBasell Industries NV Class A	743,100	$ 25,748,415
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (a)	355,500	13,238,820
CONTAINERS & PACKAGING - 1.2%
Metal & Glass Containers - 1.2%
Ball Corp.	242,200	8,699,824
Crown Holdings, Inc. (a)	301,500	10,694,205
		19,394,029
ENERGY EQUIPMENT & SERVICES - 27.1%
Oil & Gas Drilling - 9.5%
Discovery Offshore S.A. (a)(e)	680,100	1,014,185
Ensco International Ltd. ADR	1,225,300	59,132,978
Nabors Industries Ltd. (a)	641,800	11,834,792
Noble Corp.	538,100	18,166,256
Northern Offshore Ltd.	945,000	1,920,051
Ocean Rig UDW, Inc. (a)	437,800	6,528,604
Parker Drilling Co. (a)	1,015,100	5,775,919
Patterson-UTI Energy, Inc.	373,600	9,130,784
Rowan Companies, Inc. (a)	611,400	22,053,198
Transocean Ltd. (United States)	240,700	13,484,014
		149,040,781
Oil & Gas Equipment & Services - 17.6%
Baker Hughes, Inc.	875,300	53,489,583
Basic Energy Services, Inc. (a)	22,700	496,222
Cameron International Corp. (a)	145,100	7,539,396
Compagnie Generale de Geophysique SA (a)	135,400	3,428,452
Core Laboratories NV	6,700	747,586
Dresser-Rand Group, Inc. (a)	126,900	5,386,905
Halliburton Co.	1,294,800	57,450,276
Key Energy Services, Inc. (a)	281,100	4,045,029
National Oilwell Varco, Inc.	457,958	30,280,183
Oil States International, Inc. (a)	182,700	12,072,816
RPC, Inc. (d)	85,000	2,201,500
Schlumberger Ltd.	1,122,492	87,689,075
Schoeller-Bleckmann Oilfield Equipment AG	47,800	3,743,990
Weatherford International Ltd. (a)	401,100	6,870,843
Willbros Group, Inc. (a)	289,600	1,862,128
		277,303,984
TOTAL ENERGY EQUIPMENT & SERVICES		426,344,765
METALS & MINING - 17.9%
Diversified Metals & Mining - 3.5%
Anglo American PLC (United Kingdom)	162,100	6,757,914
Freeport-McMoRan Copper & Gold, Inc.	609,534	28,733,433

	Shares	Value
Kenmare Resources PLC (a)	5,361,500	$ 3,974,168
Teck Resources Ltd. Class B (sub. vtg.)	291,400	12,945,159
Thompson Creek Metals Co., Inc. (a)(d)	315,600	2,597,770
		55,008,444
Gold - 13.2%
AngloGold Ashanti Ltd. sponsored ADR	249,400	11,188,084
Barrick Gold Corp.	653,400	33,263,879
Gold Fields Ltd. sponsored ADR	853,400	14,140,838
Goldcorp, Inc.	657,300	34,234,375
Harmony Gold Mining Co. Ltd. sponsored ADR	607,000	8,115,590
IAMGOLD Corp.	623,400	12,879,271
Kinross Gold Corp.	309,467	5,382,172
Newcrest Mining Ltd.	607,939	26,167,731
Newmont Mining Corp.	757,200	47,415,864
Randgold Resources Ltd. sponsored ADR	57,000	6,016,350
Yamana Gold, Inc.	547,200	8,661,765
		207,465,919
Precious Metals & Minerals - 1.0%
Pan American Silver Corp.	134,500	4,403,530
Silver Wheaton Corp.	288,100	11,418,669
		15,822,199
Steel - 0.2%
Reliance Steel & Aluminum Co.	82,400	3,414,656
TOTAL METALS & MINING		281,711,218
OIL, GAS & CONSUMABLE FUELS - 50.1%
Coal & Consumable Fuels - 1.9%
Alpha Natural Resources, Inc. (a)	884,322	29,244,529
Integrated Oil & Gas - 20.3%
Chevron Corp.	1,408,000	139,265,278
Hess Corp.	1,099,400	65,238,396
Occidental Petroleum Corp.	993,800	86,202,212
Royal Dutch Shell PLC Class A sponsored ADR	333,500	22,361,175
Suncor Energy, Inc.	215,500	6,906,036
		319,973,097
Oil & Gas Exploration & Production - 13.6%
Apache Corp.	75,000	7,730,250
Bankers Petroleum Ltd. (a)	933,300	4,765,625
Berry Petroleum Co. Class A	340,800	16,709,424
Brigham Exploration Co. (a)	67,600	1,967,160
Cabot Oil & Gas Corp.	27,200	2,063,392
Carrizo Oil & Gas, Inc. (a)	110,200	3,308,204
Cimarex Energy Co.	60,000	4,265,400
Clayton Williams Energy, Inc. (a)(d)	26,400	1,497,936
Comstock Resources, Inc. (a)	76,400	1,554,740
EV Energy Partners LP	123,300	8,492,904
EXCO Resources, Inc.	132,800	1,776,864
Gran Tierra Energy, Inc. (Canada) (a)	2,760,200	17,420,380
Marathon Oil Corp.	1,813,500	48,819,420
Newfield Exploration Co. (a)	230,900	11,787,445
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Noble Energy, Inc.	50,200	$ 4,435,672
Northern Oil & Gas, Inc. (a)(d)	139,800	2,854,716
Oasis Petroleum, Inc. (a)(d)	153,400	4,080,440
Pacific Rubiales Energy Corp.	147,300	3,623,833
Petroleum Development Corp. (a)	66,600	1,585,746
Petrominerales Ltd.	83,051	2,591,951
Pioneer Natural Resources Co.	224,100	17,517,897
Stone Energy Corp. (a)	101,000	2,667,410
Talisman Energy, Inc.	1,551,800	25,942,572
Whiting Petroleum Corp. (a)	359,000	16,912,490
		214,371,871
Oil & Gas Refining & Marketing - 13.0%
CVR Energy, Inc. (a)	889,500	25,324,065
HollyFrontier Corp.	1,136,452	81,551,796
Keyera Corp.	79,500	3,720,879
Marathon Petroleum Corp.	1,007,300	37,330,538
Tesoro Corp. (a)	977,300	23,513,838
Valero Energy Corp.	1,070,600	24,324,032
Western Refining, Inc. (a)(d)	500,302	8,725,267
		204,490,415
Oil & Gas Storage & Transport - 1.3%
Atlas Energy LP	41,700	871,113
Atlas Pipeline Partners, LP	217,400	6,613,308
El Paso Corp.	464,500	8,890,530
Williams Companies, Inc.	140,000	3,778,600
		20,153,551
TOTAL OIL, GAS & CONSUMABLE FUELS		788,233,463
PAPER & FOREST PRODUCTS - 0.2%
Paper Products - 0.2%
Domtar Corp.	41,900	3,365,408
TOTAL COMMON STOCKS (Cost $1,458,855,261)		1,558,036,118
Convertible Bonds - 0.0%
	Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $710,000)	$ 710,000	$ 685,150
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	9,180,816	9,180,816
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	14,071,652	14,071,652
TOTAL MONEY MARKET FUNDS (Cost $23,252,468)		23,252,468
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,482,817,729)		1,581,973,736
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,910,906)
NET ASSETS - 100%		$ 1,574,062,830
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,014,185 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,008
Fidelity Securities Lending Cash Central Fund	114,792
Total	$ 120,800
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,558,036,118	$ 1,554,607,666	$ 3,428,452	$ -
Convertible Bonds	685,150	-	685,150	-
Money Market Funds	23,252,468	23,252,468	-	-
Total Investments in Securities:	$ 1,581,973,736	$ 1,577,860,134	$ 4,113,602	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	68.3%
Canada	10.9%
United Kingdom	5.6%
Curacao	5.6%
Switzerland	2.4%
South Africa	2.1%
Netherlands	1.7%
Australia	1.7%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $165,800,195 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,615,450) - See accompanying schedule: Unaffiliated issuers (cost $1,459,565,261)	$ 1,558,721,268
Fidelity Central Funds (cost $23,252,468)	23,252,468
Total Investments (cost $1,482,817,729)		$ 1,581,973,736
Receivable for investments sold		13,531,696
Receivable for fund shares sold		1,605,374
Dividends receivable		3,144,238
Interest receivable		12,647
Distributions receivable from Fidelity Central Funds		44,005
Other receivables		19,147
Total assets		1,600,330,843

Liabilities
Payable for investments purchased	$ 5,457,606
Payable for fund shares redeemed	5,595,441
Accrued management fee	721,422
Other affiliated payables	395,802
Other payables and accrued expenses	26,090
Collateral on securities loaned, at value	14,071,652
Total liabilities		26,268,013

Net Assets		$ 1,574,062,830
Net Assets consist of:
Paid in capital		$ 1,522,220,914
Undistributed net investment income		5,801,611
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(53,115,444)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		99,155,749
Net Assets, for 46,272,212 shares outstanding		$ 1,574,062,830
Net Asset Value, offering price and redemption price per share ($1,574,062,830 ÷ 46,272,212 shares)		$ 34.02

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,542,680
Interest		16,881
Income from Fidelity Central Funds		120,800
Total income		13,680,361

Expenses
Management fee	$ 5,204,930
Transfer agent fees	2,225,175
Accounting and security lending fees	289,837
Custodian fees and expenses	25,616
Independent trustees' compensation	5,060
Registration fees	58,428
Audit	25,126
Legal	2,684
Interest	3,843
Miscellaneous	9,120
Total expenses before reductions	7,849,819
Expense reductions	(44,293)	7,805,526
Net investment income (loss)		5,874,835
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,575,416
Foreign currency transactions	137,628
Total net realized gain (loss)		136,713,044
Change in net unrealized appreciation (depreciation) on: Investment securities	(395,617,600)
Assets and liabilities in foreign currencies	(1,336)
Total change in net unrealized appreciation (depreciation)		(395,618,936)
Net gain (loss)		(258,905,892)
Net increase (decrease) in net assets resulting from operations		$ (253,031,057)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,874,835	$ 5,705,581
Net realized gain (loss)	136,713,044	213,675,865
Change in net unrealized appreciation (depreciation)	(395,618,936)	324,576,047
Net increase (decrease) in net assets resulting from operations	(253,031,057)	543,957,493
Distributions to shareholders from net investment income	(532,015)	(5,328,489)
Distributions to shareholders from net realized gain	(3,192,087)	(4,021,778)
Total distributions	(3,724,102)	(9,350,267)
Share transactions Proceeds from sales of shares	399,779,418	511,028,949
Reinvestment of distributions	3,574,300	8,986,769
Cost of shares redeemed	(544,387,784)	(567,758,885)
Net increase (decrease) in net assets resulting from share transactions	(141,034,066)	(47,743,167)
Redemption fees	88,004	42,708
Total increase (decrease) in net assets	(397,701,221)	486,906,767

Net Assets
Beginning of period	1,971,764,051	1,484,857,284
End of period (including undistributed net investment income of $5,801,611 and undistributed net investment income of $458,791, respectively)	$ 1,574,062,830	$ 1,971,764,051
Other Information Shares
Sold	10,518,146	16,035,557
Issued in reinvestment of distributions	88,957	269,618
Redeemed	(14,806,721)	(19,511,353)
Net increase (decrease)	(4,199,618)	(3,206,178)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 39.07	$ 27.66	$ 17.24	$ 39.00	$ 28.75	$ 25.87
Income from Investment Operations
Net investment income (loss) D	.12	.12	- I	.01	.03	.08
Net realized and unrealized gain (loss)	(5.10)	11.49	10.54	(21.29)	11.74	3.81
Total from investment operations	(4.98)	11.61	10.54	(21.28)	11.77	3.89
Distributions from net investment income	(.01)	(.11)	(.02)	(.01)	(.03)	(.07)
Distributions from net realized gain	(.06)	(.09)	(.10)	(.48)	(1.50)	(.95)
Total distributions	(.07)	(.20)	(.12)	(.49)	(1.53)	(1.02)
Redemption fees added to paid in capital D	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 34.02	$ 39.07	$ 27.66	$ 17.24	$ 39.00	$ 28.75
Total Return B,C	(12.77)%	42.09%	61.13%	(55.24)%	41.62%	15.18%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	.88%	.93%	.85%	.85%	.93%
Expenses net of fee waivers, if any	.84% A	.88%	.93%	.85%	.85%	.93%
Expenses net of all reductions	.84% A	.87%	.92%	.84%	.85%	.92%
Net investment income (loss)	.63% A	.39%	(.01)%	.03%	.09%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,574,063	$ 1,971,764	$ 1,484,857	$ 923,110	$ 2,428,375	$ 958,443
Portfolio turnover rate F	96% A	113%	85%	136%	44%	116%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). Energy Portfolio, Energy Service Portfolio, and Natural Gas Portfolio are non-diversified funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Natural Resources Portfolio may also invest in certain precious metals. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices

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3. Significant Accounting Policies - continued

Security Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Energy Portfolio	$ 2,032,124,019	$ 496,704,202	$ (124,370,255)	$ 372,333,947
Energy Service Portfolio	1,234,396,947	414,365,159	(90,192,296)	324,172,863
Natural Gas Portfolio	901,074,398	64,031,158	(70,223,321)	(6,192,163)
Natural Resources Portfolio	1,501,979,696	195,158,794	(115,164,754)	79,994,040

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	1,275,120,497	1,444,091,832
Energy Service Portfolio	710,577,722	906,434,331
Natural Gas Portfolio	427,258,053	403,160,446
Natural Resources Portfolio	910,897,278	1,034,082,033

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.26%	.56%
Energy Service Portfolio	.30%	.26%	.56%
Natural Gas Portfolio	.30%	.26%	.56%
Natural Resources Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.23%
Energy Service Portfolio	.21%
Natural Gas Portfolio	.25%
Natural Resources Portfolio	.24%

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 10,107
Energy Service Portfolio	7,554
Natural Gas Portfolio	6,019
Natural Resources Portfolio	5,995

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 12,216,161.35%		$ 3,686
Energy Service Portfolio	Borrower	15,235,594.37%		5,039
Natural Gas Portfolio	Borrower	6,951,500.37%		433
Natural Resources Portfolio	Borrower	9,674,390.35%		3,843

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Energy Portfolio	$ 4,363
Energy Service Portfolio	2,868
Natural Gas Portfolio	1,550
Natural Resources Portfolio	2,914

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Energy Portfolio	$ 140,195	$ -
Energy Service Portfolio	82,572	-
Natural Gas Portfolio	282,777	3,593
Natural Resources Portfolio	114,792	-

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction
Energy Portfolio	$ 64,155
Energy Service Portfolio	35,670
Natural Gas Portfolio	14,038
Natural Resources Portfolio	44,293

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Energy Portfolio
Energy Service Portfolio
Natural Gas Portfolio
Natural Resources Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Energy Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Energy Service Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board noted that this fund had underperformed in 2009 and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that there was a change in the fund's portfolio manager in June 2010. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Natural Gas Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Natural Resources Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that have been taken by FMR to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Energy Portfolio

Energy Service Portfolio

Semiannual Report

Natural Gas Portfolio

Natural Resources Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELNR-USAN-1011
1.813653.106

Fidelity®

Select Portfolios®

Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Pharmaceuticals Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Biotechnology Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Health Care Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Medical Delivery Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Medical Equipment and Systems Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Pharmaceuticals Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Biotechnology Portfolio	.84%
Actual		$ 1,000.00	$ 1,058.00	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27
Health Care Portfolio	.81%
Actual		$ 1,000.00	$ 971.00	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.06	$ 4.12
Medical Delivery Portfolio	.86%
Actual		$ 1,000.00	$ 968.40	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.37
Medical Equipment and Systems Portfolio	.84%
Actual		$ 1,000.00	$ 963.00	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,020.91	$ 4.27
Pharmaceuticals Portfolio	.90%
Actual		$ 1,000.00	$ 1,038.90	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.61	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Biotechnology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	13.6	17.6
Gilead Sciences, Inc.	10.6	4.6
Biogen Idec, Inc.	6.1	4.3
Alexion Pharmaceuticals, Inc.	6.0	7.3
Vertex Pharmaceuticals, Inc.	4.2	7.6
Celgene Corp.	4.0	0.0 **
BioMarin Pharmaceutical, Inc.	3.8	4.1
Pharmasset, Inc.	3.3	1.7
InterMune, Inc.	2.8	2.8
United Therapeutics Corp.	2.0	4.7
	56.4
Top Industries (% of fund's net assets)
As of August 31, 2011
Biotechnology	92.5%
Pharmaceuticals	6.8%
Health Care Equipment & Supplies	0.1%
All Others*	0.6%

As of February 28, 2011
Biotechnology	90.2%
Pharmaceuticals	8.6%
Health Care Equipment & Supplies	0.0%
All Others*	1.2%

* Includes short-term investments and net other assets.
** Amount represents less than 0.1%.

Semiannual Report

Biotechnology Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 92.2%
Biotechnology - 92.2%
Acadia Pharmaceuticals, Inc. (a)	1,508,744	$ 2,051,892
Acorda Therapeutics, Inc. (a)	553,521	14,419,222
ADVENTRX Pharmaceuticals, Inc. (a)(d)	656,268	754,708
Affymax, Inc. (a)	78,204	366,777
Agenus, Inc. (a)(d)	2,223,981	1,156,470
Agenus, Inc. warrants 1/9/18 (a)(f)	1,548,000	173,058
Alexion Pharmaceuticals, Inc. (a)	1,188,234	68,852,219
Alkermes, Inc. (a)	779,658	13,519,270
Allos Therapeutics, Inc. (a)	1,001,380	1,692,332
Alnylam Pharmaceuticals, Inc. (a)(d)	258,102	1,801,552
AMAG Pharmaceuticals, Inc. (a)(d)	635,456	8,972,639
Amarin Corp. PLC ADR (a)	112,245	1,291,940
Amgen, Inc.	2,797,810	155,012,659
Amylin Pharmaceuticals, Inc. (a)	962,553	10,886,474
Ardea Biosciences, Inc. (a)	64,300	1,043,589
ARIAD Pharmaceuticals, Inc. (a)(d)	1,233,639	12,139,008
ArQule, Inc. (a)	835,694	3,643,626
AVEO Pharmaceuticals, Inc. (a)	196,239	3,332,138
Biogen Idec, Inc. (a)	742,287	69,923,435
BioInvent International AB (a)	529,200	1,468,910
BioMarin Pharmaceutical, Inc. (a)(d)	1,481,335	43,825,296
Bionovo, Inc. (a)	1,270,000	977,900
Bionovo, Inc. warrants 1/21/16 (a)	1,043,150	345,357
Biospecifics Technologies Corp. (a)	21,004	367,570
Catalyst Pharmaceutical Partners, Inc. (a)(d)(e)	1,483,232	1,928,202
Celgene Corp. (a)	762,982	45,374,540
Cell Therapeutics, Inc. (a)	4,040,486	4,767,773
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	651,077
Cepheid, Inc. (a)	451,600	16,375,016
Chelsea Therapeutics International Ltd. (a)	218,240	934,067
China Biologic Products, Inc. (a)(d)	66,144	498,064
Codexis, Inc. (a)	226,600	1,470,634
Cubist Pharmaceuticals, Inc. (a)	442,908	15,364,479
Dendreon Corp. (a)(d)	856,652	10,519,687
Dynavax Technologies Corp. (a)	920,300	2,208,720
Emergent BioSolutions, Inc. (a)	65,800	1,189,006
Enzon Pharmaceuticals, Inc. (a)(d)	489,066	4,181,514
Exelixis, Inc. (a)	1,156,068	8,647,389
Genomic Health, Inc. (a)(d)	203,985	4,977,234
Geron Corp. (a)(d)	1,143,139	3,052,181
Gilead Sciences, Inc. (a)	3,029,289	120,823,192
Halozyme Therapeutics, Inc. (a)(d)	756,800	5,146,240
Horizon Pharma, Inc.	520,300	4,162,400
Human Genome Sciences, Inc. (a)(d)	1,086,859	13,987,875
Idenix Pharmaceuticals, Inc. (a)(d)	2,319,889	13,478,555
ImmunoGen, Inc. (a)	374,924	4,071,675
Incyte Corp. (a)(d)	854,180	13,726,673

	Shares	Value
Inhibitex, Inc. (a)(d)	547,521	$ 1,932,749
InterMune, Inc. (a)	1,196,933	32,197,498
Ironwood Pharmaceuticals, Inc. Class A (a)	277,940	3,540,956
Isis Pharmaceuticals, Inc. (a)	4,610	34,529
Keryx Biopharmaceuticals, Inc. (a)(d)	827,400	3,367,518
Lexicon Pharmaceuticals, Inc. (a)	3,617,224	4,919,425
Ligand Pharmaceuticals, Inc. Class B (a)	237,086	3,610,820
MannKind Corp. (a)(d)	502,983	1,519,009
Medivation, Inc. (a)(d)	416,587	6,736,212
Metabolix, Inc. (a)(d)	316,470	1,712,103
Micromet, Inc. (a)(d)	510,402	2,455,034
Momenta Pharmaceuticals, Inc. (a)(d)	407,885	6,901,414
Myrexis, Inc. (a)	4,379	11,867
Neurocrine Biosciences, Inc. (a)	662,435	4,067,351
NPS Pharmaceuticals, Inc. (a)	1,640,126	12,235,340
Oncothyreon, Inc. (a)(d)	80,526	578,177
ONYX Pharmaceuticals, Inc. (a)	442,599	15,061,644
Opko Health, Inc. (a)(d)	1,452,800	6,072,704
OREXIGEN Therapeutics, Inc. (a)(d)	593,600	842,912
PDL BioPharma, Inc. (d)	987,533	6,033,827
Pharmacyclics, Inc. (a)(d)	146,803	1,691,171
Pharmasset, Inc. (a)	283,953	37,288,708
PolyMedix, Inc. (a)(e)	5,922,334	3,731,070
PolyMedix, Inc. warrants 4/10/16 (a)(e)	2,961,167	888,755
Progenics Pharmaceuticals, Inc. (a)	961,100	5,978,042
Protalix BioTherapeutics, Inc. (a)(d)	468,694	2,226,297
Protox Therapeutics, Inc. (a)	2,514,500	1,052,844
Regeneron Pharmaceuticals, Inc. (a)	377,844	22,304,131
Rigel Pharmaceuticals, Inc. (a)	828,060	6,525,113
Sangamo Biosciences, Inc. (a)(d)	443,972	2,401,889
Savient Pharmaceuticals, Inc. (a)(d)	182,587	785,124
Seattle Genetics, Inc. (a)(d)	560,841	9,753,025
SIGA Technologies, Inc. (a)(d)	444,288	2,550,213
Spectrum Pharmaceuticals, Inc. (a)(d)	1,845,871	15,782,197
Sunesis Pharmaceuticals, Inc. (a)(d)	362,564	561,974
Synta Pharmaceuticals Corp. (a)	387,715	1,647,789
Targacept, Inc. (a)	257,702	4,195,389
Theravance, Inc. (a)(d)	518,423	9,850,037
Threshold Pharmaceuticals, Inc. (a)	1,578,800	2,399,776
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	486,300
United Therapeutics Corp. (a)	518,151	22,358,216
Vertex Pharmaceuticals, Inc. (a)	1,054,993	47,759,533
Vical, Inc. (a)(d)	1,686,730	6,122,830
ZIOPHARM Oncology, Inc. (a)(d)	1,821,000	10,434,330
Zogenix, Inc.	1,246,208	4,311,880
		1,052,471,956
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Alsius Corp. (a)	314,300	3
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Aradigm Corp. (a)	477,800	$ 74,059
Aradigm Corp. (f)	5,920,360	825,890
		899,952
Health Care Supplies - 0.0%
Alimera Sciences, Inc. (a)	400	2,864
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		902,816
PHARMACEUTICALS - 6.8%
Pharmaceuticals - 6.8%
AcelRx Pharmaceuticals, Inc. (a)(e)	1,041,900	3,532,041
Adolor Corp. (a)(e)	3,553,790	7,747,262
Aegerion Pharmaceuticals, Inc.	161,207	2,340,726
Akorn, Inc. (a)	283,227	2,277,145
Auxilium Pharmaceuticals, Inc. (a)(d)	752,204	12,794,990
AVANIR Pharmaceuticals Class A (a)(d)	2,089,120	5,933,101
Cardiome Pharma Corp. (a)	900	3,428
Columbia Laboratories, Inc. (a)	115,920	267,775
Corcept Therapeutics, Inc. (a)(d)	1,153,700	3,264,971
Elan Corp. PLC sponsored ADR (a)	1,531,200	16,337,904
Jazz Pharmaceuticals, Inc. (a)	69,442	2,978,367
NuPathe, Inc. (d)	17,100	46,854
Optimer Pharmaceuticals, Inc. (a)(d)	497,430	4,949,429
Pacira Pharmaceuticals, Inc.	305,806	2,342,474
Ventrus Biosciences, Inc. (d)(e)	681,696	6,782,875
XenoPort, Inc. (a)(d)	862,004	6,301,249
		77,900,591
TOTAL COMMON STOCKS (Cost $1,100,228,848)		1,131,275,363
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 10.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	4,103,422	$ 4,103,422
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	116,937,065	116,937,065
TOTAL MONEY MARKET FUNDS (Cost $121,040,487)		121,040,487
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $1,227,993,473)	1,255,731,908
NET OTHER ASSETS (LIABILITIES) - (10.0)%	(113,905,603)
NET ASSETS - 100%	$ 1,141,826,305
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,415,006 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 1/9/18	1/9/08	$ 1,930,622
Aradigm Corp.	7/6/11	$ 1,124,868
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,046
Fidelity Securities Lending Cash Central Fund	1,643,783
Total	$ 1,650,829
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AcelRx Pharmaceuticals, Inc.	$ 3,771,678	$ -	$ -	$ -	$ 3,532,041
Adolor Corp.	4,989,306	-	27,449	-	7,747,262
Catalyst Pharmaceutical Partners, Inc.	1,389,997	578,704	419,227	-	1,928,202
PolyMedix, Inc.	-	4,737,867	-	-	4,619,825
Ventrus Biosciences, Inc.	-	8,052,000	1,510,541	-	6,782,875
Total	$ 10,150,981	$ 13,368,571	$ 1,957,217	$ -	$ 24,610,205
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,131,275,363	$ 1,127,904,923	$ 3,370,437	$ 3
Convertible Preferred Stocks	3,416,058	-	-	3,416,058
Money Market Funds	121,040,487	121,040,487	-	-
Total Investments in Securities:	$ 1,255,731,908	$ 1,248,945,410	$ 3,370,437	$ 3,416,061
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,416,061
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,416,061
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $65,361,069 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $112,414,700) - See accompanying schedule: Unaffiliated issuers (cost $1,083,964,512)	$ 1,110,081,216
Fidelity Central Funds (cost $121,040,487)	121,040,487
Other affiliated issuers (cost $22,988,474)	24,610,205
Total Investments (cost $1,227,993,473)		$ 1,255,731,908
Cash		82,215
Receivable for investments sold		2,846,126
Receivable for fund shares sold		2,342,500
Dividends receivable		711,277
Distributions receivable from Fidelity Central Funds		200,046
Other receivables		425,317
Total assets		1,262,339,389

Liabilities
Payable for investments purchased	$ 2,215,546
Payable for fund shares redeemed	550,859
Accrued management fee	514,794
Other affiliated payables	273,560
Other payables and accrued expenses	21,260
Collateral on securities loaned, at value	116,937,065
Total liabilities		120,513,084

Net Assets		$ 1,141,826,305
Net Assets consist of:
Paid in capital		$ 1,152,539,123
Accumulated net investment loss		(1,969,332)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(36,481,921)
Net unrealized appreciation (depreciation) on investments		27,738,435
Net Assets, for 14,582,765 shares outstanding		$ 1,141,826,305
Net Asset Value, offering price and redemption price per share ($1,141,826,305 ÷ 14,582,765 shares)		$ 78.30

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,311,212
Interest		38
Income from Fidelity Central Funds (including $1,643,783 from security lending)		1,650,829
Total income		2,962,079

Expenses
Management fee	$ 3,306,951
Transfer agent fees	1,357,481
Accounting and security lending fees	208,854
Custodian fees and expenses	8,107
Independent trustees' compensation	3,352
Registration fees	48,805
Audit	18,374
Legal	2,803
Interest	1,150
Miscellaneous	6,290
Total expenses before reductions	4,962,167
Expense reductions	(31,636)	4,930,531
Net investment income (loss)		(1,968,452)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,912,417
Other affiliated issuers	455,449
Foreign currency transactions	(14,949)
Total net realized gain (loss)		43,352,917
Change in net unrealized appreciation (depreciation) on investment securities		3,012,451
Net gain (loss)		46,365,368
Net increase (decrease) in net assets resulting from operations		$ 44,396,916

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,968,452)	$ (6,147,859)
Net realized gain (loss)	43,352,917	31,882,955
Change in net unrealized appreciation (depreciation)	3,012,451	62,328,967
Net increase (decrease) in net assets resulting from operations	44,396,916	88,064,063
Share transactions Proceeds from sales of shares	277,715,280	182,973,057
Cost of shares redeemed	(193,253,854)	(326,801,243)
Net increase (decrease) in net assets resulting from share transactions	84,461,426	(143,828,186)
Redemption fees	61,431	14,208
Total increase (decrease) in net assets	128,919,773	(55,749,915)

Net Assets
Beginning of period	1,012,906,532	1,068,656,447
End of period (including accumulated net investment loss of $1,969,332 and accumulated net investment loss of $880, respectively)	$ 1,141,826,305	$ 1,012,906,532
Other Information Shares
Sold	3,306,830	2,655,819
Redeemed	(2,409,598)	(4,724,909)
Net increase (decrease)	897,232	(2,069,090)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 K	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 74.01	$ 67.83	$ 54.62	$ 62.59	$ 63.89	$ 68.06
Income from Investment Operations
Net investment income (loss) D	(.14)	(.41) G	(.39) H	(.38) I	(.53)	(.47)
Net realized and unrealized gain (loss)	4.43	6.59	13.60	(7.60)	(.77)	(3.71)
Total from investment operations	4.29	6.18	13.21	(7.98)	(1.30)	(4.18)
Redemption fees added to paid in capital D	- L	- L	- L	.01	- L	.01
Net asset value, end of period	$ 78.30	$ 74.01	$ 67.83	$ 54.62	$ 62.59	$ 63.89
Total Return B,C	5.80%	9.11%	24.19%	(12.73)%	(2.03)%	(6.13)%
Ratios to Average Net Assets E,J
Expenses before reductions	.84% A	.87%	.91%	.89%	.89%	.93%
Expenses net of fee waivers, if any	.84% A	.87%	.91%	.89%	.89%	.93%
Expenses net of all reductions	.83% A	.86%	.91%	.89%	.89%	.92%
Net investment income (loss)	(.33)% A	(.59)% G	(.64)% H	(.61)% I	(.79)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,141,826	$ 1,012,907	$ 1,068,656	$ 1,152,137	$ 1,088,003	$ 1,369,309
Portfolio turnover rate F	89% A	119%	109%	55%	143%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.75)%. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. I Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Covidien PLC	6.5	5.8
Amgen, Inc.	6.1	2.3
Baxter International, Inc.	5.6	1.6
Express Scripts, Inc.	3.4	2.0
Sanofi-Aventis sponsored ADR	3.1	0.0
Boston Scientific Corp.	2.5	1.1
BioMarin Pharmaceutical, Inc.	2.5	1.5
Merck & Co., Inc.	2.3	2.9
Valeant Pharmaceuticals International, Inc. (Canada)	2.2	2.8
Alexion Pharmaceuticals, Inc.	2.2	2.2
	36.4
Top Industries (% of fund's net assets)
As of August 31, 2011
Health Care Equipment & Supplies	24.1%
Biotechnology	21.8%
Health Care Providers & Services	18.9%
Pharmaceuticals	17.1%
Life Sciences Tools & Services	2.6%
All Others*	15.5%

As of February 28, 2011
Health Care Providers & Services	23.8%
Health Care Equipment & Supplies	20.3%
Biotechnology	19.4%
Life Sciences Tools & Services	14.6%
Pharmaceuticals	14.5%
All Others*	7.4%

* Includes short-term investments and net other assets.

Semiannual Report

Health Care Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
BIOTECHNOLOGY - 21.8%
Biotechnology - 21.8%
Achillion Pharmaceuticals, Inc. (a)	900,000	$ 5,535,000
Acorda Therapeutics, Inc. (a)	600,000	15,630,000
Alexion Pharmaceuticals, Inc. (a)	750,000	43,458,750
Amgen, Inc.	2,200,000	121,891,000
Anthera Pharmaceuticals, Inc. (a)	700,000	3,927,000
Ardea Biosciences, Inc. (a)(d)	850,000	13,795,500
ARIAD Pharmaceuticals, Inc. (a)(d)	1,800,000	17,712,000
AVEO Pharmaceuticals, Inc. (a)	180,000	3,056,400
AVEO Pharmaceuticals, Inc.	117,323	1,992,145
Biogen Idec, Inc. (a)	330,000	31,086,000
BioMarin Pharmaceutical, Inc. (a)	1,700,000	50,294,500
Chelsea Therapeutics International Ltd. (a)(d)	1,000,000	4,280,000
Dynavax Technologies Corp. (a)(d)	3,510,876	8,426,102
Gilead Sciences, Inc. (a)	600,000	23,931,000
Human Genome Sciences, Inc. (a)	400,000	5,148,000
Idenix Pharmaceuticals, Inc. (a)	800,000	4,648,000
Inhibitex, Inc. (a)	1,200,000	4,236,000
Medivir AB (B Shares) (a)	450,000	6,884,098
Neurocrine Biosciences, Inc. (a)	700,000	4,298,000
NPS Pharmaceuticals, Inc. (a)	1,000,000	7,460,000
ONYX Pharmaceuticals, Inc. (a)	250,000	8,507,500
Seattle Genetics, Inc. (a)	450,000	7,825,500
Targacept, Inc. (a)	625,782	10,187,731
Theravance, Inc. (a)	700,000	13,300,000
Trimeris, Inc. (a)(e)	2,000,000	3,940,000
United Therapeutics Corp. (a)	300,000	12,945,000
YM Biosciences, Inc. (a)(d)	1,500,000	2,941,176
		437,336,402
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (e)	996,904	5,732,198
Stewart Enterprises, Inc. Class A	690,000	4,181,400
		9,913,598
FOOD & STAPLES RETAILING - 2.0%
Drug Retail - 2.0%
CVS Caremark Corp.	650,000	23,341,500
Drogasil SA	1,600,000	12,563,209
Rite Aid Corp. (a)(d)	4,000,000	4,400,000
		40,304,709
HEALTH CARE EQUIPMENT & SUPPLIES - 24.1%
Health Care Equipment - 22.0%
Baxter International, Inc.	2,000,000	111,960,000
Boston Scientific Corp. (a)	7,500,000	50,850,000
C. R. Bard, Inc.	400,000	38,104,000
Conceptus, Inc. (a)	700,000	7,420,000
Covidien PLC	2,500,000	130,450,000
Cyberonics, Inc. (a)	300,000	8,463,000
Edwards Lifesciences Corp. (a)	550,000	41,497,500

	Shares	Value
Genmark Diagnostics, Inc. (a)	407,157	$ 2,544,731
HeartWare International, Inc. (a)(d)	142,000	8,919,020
Integra LifeSciences Holdings Corp. (a)	270,000	10,767,600
Masimo Corp.	600,000	14,802,000
Orthofix International NV (a)	200,000	7,331,000
William Demant Holding A/S (a)	115,000	9,500,815
		442,609,666
Health Care Supplies - 2.1%
Endologix, Inc. (a)	1,000,000	9,520,000
The Cooper Companies, Inc.	425,000	31,989,750
		41,509,750
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		484,119,416
HEALTH CARE PROVIDERS & SERVICES - 18.9%
Health Care Distributors & Services - 2.3%
Amplifon SpA	1,200,000	6,840,753
McKesson Corp.	500,000	39,965,000
		46,805,753
Health Care Facilities - 1.9%
Emeritus Corp. (a)	372,980	6,523,420
Hanger Orthopedic Group, Inc. (a)	400,000	7,512,000
HealthSouth Corp. (a)	600,000	12,834,000
LCA-Vision, Inc. (a)	850,000	2,405,500
Sunrise Senior Living, Inc. (a)(d)	1,280,000	9,497,600
		38,772,520
Health Care Services - 10.4%
Accretive Health, Inc. (a)(d)	400,000	10,736,000
Express Scripts, Inc. (a)	1,440,000	67,593,600
Fresenius Medical Care AG & Co. KGaA	300,000	20,319,264
HMS Holdings Corp. (a)	21,624	567,198
Laboratory Corp. of America Holdings (a)	50,000	4,176,500
Medco Health Solutions, Inc. (a)	600,000	32,484,000
MEDNAX, Inc. (a)	370,000	24,164,700
Omnicare, Inc.	1,250,000	37,137,500
Team Health Holdings, Inc. (a)	600,000	11,214,000
		208,392,762
Managed Health Care - 4.3%
CIGNA Corp.	450,000	21,033,000
UnitedHealth Group, Inc.	550,000	26,136,000
WellPoint, Inc.	600,000	37,980,000
		85,149,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		379,120,035
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	600,000	10,773,000
athenahealth, Inc. (a)	300,000	17,400,000
		28,173,000
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
WebMD Health Corp. (a)	500,000	$ 17,670,000
LIFE SCIENCES TOOLS & SERVICES - 2.6%
Life Sciences Tools & Services - 2.6%
Bruker BioSciences Corp. (a)	749,500	10,665,385
Illumina, Inc. (a)(d)	300,000	15,630,000
Sequenom, Inc. (a)(d)	2,100,000	12,873,000
Thermo Fisher Scientific, Inc. (a)	230,000	12,633,900
		51,802,285
PERSONAL PRODUCTS - 0.3%
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	600,000	6,462,000
PHARMACEUTICALS - 17.0%
Pharmaceuticals - 17.0%
Bristol-Myers Squibb Co.	1,000,000	29,750,000
Cardiome Pharma Corp. (a)	1,200,000	4,571,078
Columbia Laboratories, Inc. (a)(d)	1,090,000	2,517,900
Elan Corp. PLC sponsored ADR (a)	1,200,000	12,804,000
Eli Lilly & Co.	1,000,000	37,510,000
Medicis Pharmaceutical Corp. Class A	400,000	15,560,000
Merck & Co., Inc.	1,400,000	46,368,000
Optimer Pharmaceuticals, Inc. (a)(d)	500,000	4,975,000
Perrigo Co.	140,000	13,263,600
Pfizer, Inc.	1,000,000	18,980,000
Sanofi-Aventis sponsored ADR	1,700,000	62,169,000
Shire PLC sponsored ADR	390,000	37,869,000
Valeant Pharmaceuticals International, Inc. (Canada) (d)	1,000,000	44,832,516
Watson Pharmaceuticals, Inc. (a)	100,000	6,712,000
XenoPort, Inc. (a)	500,000	3,655,000
		341,537,094
PROFESSIONAL SERVICES - 0.6%
Research & Consulting Services - 0.6%
Qualicorp SA	1,448,400	13,101,517
SOFTWARE - 0.9%
Application Software - 0.9%
Nuance Communications, Inc. (a)	1,000,000	18,560,000
TOTAL COMMON STOCKS (Cost $1,609,986,117)		1,828,100,056
Convertible Preferred Stocks - 0.1%
	Shares	Value
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $2,450,000)	350,000	$ 2,450,000
Money Market Funds - 10.3%

Fidelity Cash Central Fund, 0.11% (b)	169,312,975	169,312,975
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,038,839	37,038,839
TOTAL MONEY MARKET FUNDS (Cost $206,351,814)		206,351,814
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,818,787,931)	2,036,901,870
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(27,388,904)
NET ASSETS - 100%	$ 2,009,512,966
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,450,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 2,450,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,873
Fidelity Securities Lending Cash Central Fund	121,466
Total	$ 162,339
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 5,682,353	$ -	$ -	$ 49,845	$ 5,732,198
Trimeris, Inc.	-	5,211,779	-	-	3,940,000
Total	$ 5,682,353	$ 5,211,779	$ -	$ 49,845	$ 9,672,198
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,828,100,056	$ 1,807,780,792	$ 20,319,264	$ -
Convertible Preferred Stocks	2,450,000	-	-	2,450,000
Money Market Funds	206,351,814	206,351,814	-	-
Total Investments in Securities:	$ 2,036,901,870	$ 2,014,132,606	$ 20,319,264	$ 2,450,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,450,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,450,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.1%
Ireland	7.1%
France	3.1%
Canada	2.5%
Bailiwick of Jersey	1.9%
Brazil	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	1.1%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $1,010,863 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,189,901) - See accompanying schedule: Unaffiliated issuers (cost $1,601,524,073)	$ 1,820,877,858
Fidelity Central Funds (cost $206,351,814)	206,351,814
Other affiliated issuers (cost $10,912,044)	9,672,198
Total Investments (cost $1,818,787,931)		$ 2,036,901,870
Receivable for investments sold		21,950,160
Receivable for fund shares sold		1,729,930
Dividends receivable		1,188,931
Distributions receivable from Fidelity Central Funds		36,331
Other receivables		222,126
Total assets		2,062,029,348

Liabilities
Payable for investments purchased	$ 12,638,755
Payable for fund shares redeemed	1,443,268
Accrued management fee	898,545
Other affiliated payables	425,433
Other payables and accrued expenses	71,542
Collateral on securities loaned, at value	37,038,839
Total liabilities		52,516,382

Net Assets		$ 2,009,512,966
Net Assets consist of:
Paid in capital		$ 1,607,822,643
Distributions in excess of net investment income		(1,760,298)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		185,340,032
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		218,110,589
Net Assets, for 15,451,260 shares outstanding		$ 2,009,512,966
Net Asset Value, offering price and redemption price per share ($2,009,512,966 ÷ 15,451,260 shares)		$ 130.05

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends (including $49,845 earned from other affiliated issuers)		$ 6,756,672
Interest		8,340
Income from Fidelity Central Funds (including $121,466 from security lending)		162,339
Total income		6,927,351

Expenses
Management fee	$ 6,013,724
Transfer agent fees	2,244,176
Accounting and security lending fees	336,124
Custodian fees and expenses	22,825
Independent trustees' compensation	5,826
Appreciation in deferred trustee compensation account	107
Registration fees	50,486
Audit	20,244
Legal	3,137
Miscellaneous	10,711
Total expenses before reductions	8,707,360
Expense reductions	(78,404)	8,628,956
Net investment income (loss)		(1,701,605)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	196,961,700
Foreign currency transactions	(466,699)
Total net realized gain (loss)		196,495,001
Change in net unrealized appreciation (depreciation) on: Investment securities	(258,074,482)
Assets and liabilities in foreign currencies	20,817
Total change in net unrealized appreciation (depreciation)		(258,053,665)
Net gain (loss)		(61,558,664)
Net increase (decrease) in net assets resulting from operations		$ (63,260,269)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,701,605)	$ 549,148
Net realized gain (loss)	196,495,001	153,068,969
Change in net unrealized appreciation (depreciation)	(258,053,665)	200,842,262
Net increase (decrease) in net assets resulting from operations	(63,260,269)	354,460,379
Distributions to shareholders from net investment income	-	(2,405,048)
Distributions to shareholders from net realized gain	-	(79,263)
Total distributions	-	(2,484,311)
Share transactions Proceeds from sales of shares	394,480,897	288,101,353
Reinvestment of distributions	-	2,341,444
Cost of shares redeemed	(313,364,027)	(378,577,968)
Net increase (decrease) in net assets resulting from share transactions	81,116,870	(88,135,171)
Redemption fees	52,178	20,826
Total increase (decrease) in net assets	17,908,779	263,861,723
Net Assets
Beginning of period	1,991,604,187	1,727,742,464
End of period (including distributions in excess of net investment income of $1,760,298 and distributions in excess of net investment income of $58,693, respectively)	$ 2,009,512,966	$ 1,991,604,187
Other Information Shares
Sold	2,848,865	2,400,177
Issued in reinvestment of distributions	-	19,223
Redeemed	(2,268,359)	(3,375,250)
Net increase (decrease)	580,506	(955,850)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 133.93	$ 109.17	$ 73.65	$ 114.24	$ 126.78	$ 139.09
Income from Investment Operations
Net investment income (loss)D	(.11)	.04	.06	.42	.39G	.39
Net realized and unrealized gain (loss)	(3.77)	24.90	35.71	(35.98)	1.63	4.49
Total from investment operations	(3.88)	24.94	35.77	(35.56)	2.02	4.88
Distributions from net investment income	-	(.17)	(.25)	(.37)	(.39)	(.20)
Distributions from net realized gain	-	(.01)	(.01)	(4.66)	(14.17)	(16.99)
Total distributions	-	(.18)	(.25)K	(5.03)	(14.56)	(17.19)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 130.05	$ 133.93	$ 109.17	$ 73.65	$ 114.24	$ 126.78
Total ReturnB,C	(2.90)%	22.86%	48.65%	(32.34)%	.72%	4.13%
Ratios to Average Net AssetsE,H
Expenses before reductions	.81%A	.82%	.88%	.86%	.85%	.88%
Expenses net of fee waivers, if any	.81%A	.82%	.88%	.86%	.85%	.88%
Expenses net of all reductions	.80%A	.82%	.87%	.86%	.84%	.87%
Net investment income (loss)	(.16)%A	.03%	.07%	.44%	.30%G	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,009,513	$ 1,991,604	$ 1,727,742	$ 1,191,143	$ 1,948,147	$ 2,073,783
Portfolio turnover rateF	141%A	99%	116%	173%	120%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.25 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	16.7	7.7
WellPoint, Inc.	9.2	2.6
Medco Health Solutions, Inc.	7.9	10.9
McKesson Corp.	7.5	7.5
Express Scripts, Inc.	7.2	10.5
Aetna, Inc.	4.9	0.9
AmerisourceBergen Corp.	4.8	3.1
Accretive Health, Inc.	4.0	4.5
CIGNA Corp.	3.2	3.7
Catalyst Health Solutions, Inc.	2.7	2.7
	68.1
Top Industries (% of fund's net assets)
As of August 31, 2011
Health Care Providers & Services	87.4%
Food & Staples Retailing	2.9%
Health Care Technology	2.6%
Pharmaceuticals	1.5%
Diversified Consumer Services	0.9%
All Others*	4.7%

As of February 28, 2011
Health Care Providers & Services	81.2%
Food & Staples Retailing	5.9%
Health Care Technology	5.3%
Life Sciences Tools & Services	3.4%
Health Care Equipment & Supplies	1.8%
All Others*	2.4%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Delivery Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BIOTECHNOLOGY - 0.9%
Biotechnology - 0.9%
ARIAD Pharmaceuticals, Inc. (a)(d)	672,600	$ 6,618,384
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
Weight Watchers International, Inc.	111,400	6,741,928
FOOD & STAPLES RETAILING - 2.9%
Drug Retail - 2.9%
Droga Raia SA	72,500	1,275,166
Drogasil SA	1,162,900	9,131,097
Walgreen Co.	324,600	11,429,166
		21,835,429
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.6%
Volcano Corp. (a)	144,600	4,330,770
HEALTH CARE PROVIDERS & SERVICES - 87.4%
Health Care Distributors & Services - 12.4%
AmerisourceBergen Corp.	890,752	35,255,964
Cardinal Health, Inc.	22,300	947,750
McKesson Corp.	698,400	55,823,112
		92,026,826
Health Care Facilities - 4.8%
Brookdale Senior Living, Inc. (a)	146,054	2,352,930
Capital Senior Living Corp. (a)	644,135	4,624,889
Community Health Systems, Inc. (a)	494,600	10,070,056
HCA Holdings, Inc.	23,700	474,711
Kindred Healthcare, Inc. (a)	330,900	4,281,846
LifePoint Hospitals, Inc. (a)	9,600	352,320
Skilled Healthcare Group, Inc. (a)	51,000	276,930
Sunrise Senior Living, Inc. (a)(d)	1,087,540	8,069,547
Universal Health Services, Inc. Class B	127,100	5,287,360
		35,790,589
Health Care Services - 26.4%
Accretive Health, Inc. (a)(d)	1,116,904	29,977,703
Amedisys, Inc. (a)(d)	78,829	1,337,728
Catalyst Health Solutions, Inc. (a)	369,500	19,849,540
DaVita, Inc. (a)	6,400	470,912
Diagnosticos da America SA	305,000	3,151,638
Express Scripts, Inc. (a)	1,145,000	53,746,300
Fleury SA	501,800	7,249,851
Laboratory Corp. of America Holdings (a)	2,000	167,060
Lincare Holdings, Inc.	14,450	311,109
Medco Health Solutions, Inc. (a)	1,087,641	58,884,884
Omnicare, Inc.	665,500	19,772,005
Quest Diagnostics, Inc.	7,500	375,525
Sun Healthcare Group, Inc. (a)	100,200	426,852
		195,721,107
Managed Health Care - 43.8%
Aetna, Inc.	902,356	36,121,311

	Shares	Value
Amil Participacoes SA	867,300	$ 9,801,016
Centene Corp. (a)	169,300	5,398,977
CIGNA Corp.	514,600	24,052,404
Health Net, Inc. (a)	427,100	10,545,099
HealthSpring, Inc. (a)	349,600	13,648,384
Humana, Inc.	190,072	14,757,190
Metropolitan Health Networks, Inc. (a)	662,000	3,396,060
Odontoprev SA	339,400	5,862,935
UnitedHealth Group, Inc.	2,602,497	123,670,656
Wellcare Health Plans, Inc. (a)	215,000	9,853,450
WellPoint, Inc. (d)	1,074,500	68,015,850
		325,123,332
TOTAL HEALTH CARE PROVIDERS & SERVICES		648,661,854
HEALTH CARE TECHNOLOGY - 2.6%
Health Care Technology - 2.6%
SXC Health Solutions Corp. (a)	349,500	19,049,035
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
WebMD Health Corp. (a)	8,400	296,856
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
Sequenom, Inc. (a)	190,421	1,167,281
PHARMACEUTICALS - 1.5%
Pharmaceuticals - 1.5%
Endocyte, Inc. (d)	101,000	1,106,960
Valeant Pharmaceuticals International, Inc. (Canada)	218,200	9,782,455
		10,889,415
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Qualicorp SA	68,000	615,095
TOTAL COMMON STOCKS (Cost $623,665,626)		720,206,047
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.11% (b)	18,716,248	18,716,248
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	51,919,611	51,919,611
TOTAL MONEY MARKET FUNDS (Cost $70,635,859)		70,635,859
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $694,301,485)	790,841,906
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(49,133,387)
NET ASSETS - 100%	$ 741,708,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,905
Fidelity Securities Lending Cash Central Fund	339,129
Total	$ 350,034
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $47,219,442 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,287,873) - See accompanying schedule: Unaffiliated issuers (cost $623,665,626)	$ 720,206,047
Fidelity Central Funds (cost $70,635,859)	70,635,859
Total Investments (cost $694,301,485)		$ 790,841,906
Foreign currency held at value (cost $36,731)		36,731
Receivable for investments sold		1,785,132
Receivable for fund shares sold		2,384,938
Dividends receivable		460,721
Distributions receivable from Fidelity Central Funds		158,713
Other receivables		32,586
Total assets		795,700,727

Liabilities
Payable for investments purchased	$ 481,615
Payable for fund shares redeemed	1,045,129
Accrued management fee	335,545
Other affiliated payables	187,703
Other payables and accrued expenses	22,605
Collateral on securities loaned, at value	51,919,611
Total liabilities		53,992,208

Net Assets		$ 741,708,519
Net Assets consist of:
Paid in capital		$ 673,610,732
Accumulated net investment loss		(1,410,403)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,035,051)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,543,241
Net Assets, for 13,844,672 shares outstanding		$ 741,708,519
Net Asset Value, offering price and redemption price per share ($741,708,519 ÷ 13,844,672 shares)		$ 53.57

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,980,186
Income from Fidelity Central Funds (including $339,129 from security lending)		350,034
Total income		2,330,220

Expenses
Management fee	$ 2,169,144
Transfer agent fees	923,823
Accounting and security lending fees	141,044
Custodian fees and expenses	14,394
Independent trustees' compensation	2,030
Registration fees	74,931
Audit	17,427
Legal	942
Interest	2,248
Miscellaneous	2,998
Total expenses before reductions	3,348,981
Expense reductions	(86,550)	3,262,431
Net investment income (loss)		(932,211)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,308,051
Foreign currency transactions	(240,344)
Total net realized gain (loss)		23,067,707
Change in net unrealized appreciation (depreciation) on: Investment securities	(65,695,578)
Assets and liabilities in foreign currencies	2,164
Total change in net unrealized appreciation (depreciation)		(65,693,414)
Net gain (loss)		(42,625,707)
Net increase (decrease) in net assets resulting from operations		$ (43,557,918)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (932,211)	$ (2,391,115)
Net realized gain (loss)	23,067,707	36,117,378
Change in net unrealized appreciation (depreciation)	(65,693,414)	67,043,584
Net increase (decrease) in net assets resulting from operations	(43,557,918)	100,769,847
Share transactions Proceeds from sales of shares	564,941,374	180,142,990
Cost of shares redeemed	(346,233,002)	(180,637,820)
Net increase (decrease) in net assets resulting from share transactions	218,708,372	(494,830)
Redemption fees	158,266	15,249
Total increase (decrease) in net assets	175,308,720	100,290,266

Net Assets
Beginning of period	566,399,799	466,109,533
End of period (including accumulated net investment loss of $1,410,403 and accumulated net investment loss of $478,192, respectively)	$ 741,708,519	$ 566,399,799
Other Information Shares
Sold	9,736,210	3,704,946
Redeemed	(6,130,721)	(3,969,096)
Net increase (decrease)	3,605,489	(264,150)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 44.38	$ 25.53	$ 45.27	$ 51.02	$ 54.98
Income from Investment Operations
Net investment income (loss) D	(.07)	(.25)	(.24)	(.18)	.11 G	(.29)
Net realized and unrealized gain (loss)	(1.69)	11.19	19.09	(19.18)	(1.69)	1.20
Total from investment operations	(1.76)	10.94	18.85	(19.36)	(1.58)	.91
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	-	-	-	(.35)	(4.17)	(4.88)
Total distributions	-	-	-	(.38)	(4.17)	(4.88)
Redemption fees added to paid in capital D	.01	- J	- J	- J	- J	.01
Net asset value, end of period	$ 53.57	$ 55.32	$ 44.38	$ 25.53	$ 45.27	$ 51.02
Total Return B,C	(3.16)%	24.65%	73.83%	(43.05)%	(4.00)%	2.23%
Ratios to Average Net Assets E,H
Expenses before reductions	.86% A	.89%	.96%	.94%	.92%	.95%
Expenses net of fee waivers, if any	.86% A	.89%	.96%	.94%	.92%	.95%
Expenses net of all reductions	.84% A	.88%	.96%	.94%	.91%	.94%
Net investment income (loss)	(.24)% A	(.54)%	(.67)%	(.50)%	.22% G	(.58)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 741,709	$ 566,400	$ 466,110	$ 263,503	$ 540,497	$ 643,641
Portfolio turnover rate F	98% A	55%	50%	122%	113%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	15.7	9.1
Covidien PLC	14.4	14.2
Boston Scientific Corp.	6.3	4.2
C. R. Bard, Inc.	6.0	6.6
Edwards Lifesciences Corp.	5.0	5.0
The Cooper Companies, Inc.	4.3	2.3
DENTSPLY International, Inc.	3.1	0.6
Express Scripts, Inc.	2.7	0.0
Hill-Rom Holdings, Inc.	1.7	2.4
Integra LifeSciences Holdings Corp.	1.7	1.0
	60.9
Top Industries (% of fund's net assets)
As of August 31, 2011
Health Care Equipment & Supplies	83.2%
Health Care Providers & Services	5.0%
Life Sciences Tools & Services	2.0%
Health Care Technology	1.4%
Pharmaceuticals	0.6%
All Others*	7.8%

As of February 28, 2011
Health Care Equipment & Supplies	75.7%
Life Sciences Tools & Services	11.5%
Health Care Providers & Services	7.2%
Health Care Technology	1.7%
Machinery	0.7%
All Others*	3.2%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Equipment and Systems Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 83.2%
Health Care Equipment - 71.8%
Angiodynamics, Inc. (a)	800,000	$ 11,520,000
ArthroCare Corp. (a)	300,000	9,729,000
Atricure, Inc. (a)(e)	936,357	9,607,023
Baxter International, Inc.	4,000,000	223,920,001
Boston Scientific Corp. (a)	13,300,000	90,174,000
C. R. Bard, Inc.	900,000	85,734,000
China Kanghui Holdings sponsored ADR (a)(d)	250,000	4,752,500
Conceptus, Inc. (a)(d)	1,000,000	10,600,000
Covidien PLC	3,950,000	206,111,000
Cyberonics, Inc. (a)	675,000	19,041,750
Edwards Lifesciences Corp. (a)	940,000	70,923,000
Exactech, Inc. (a)	400,000	5,928,000
Fisher & Paykel Healthcare Corp.	5,000,000	9,505,375
Genmark Diagnostics, Inc. (a)	914,449	5,715,306
HeartWare International, Inc. (a)	43,000	2,700,830
HeartWare International, Inc. CDI (a)	5,500,000	10,087,115
Hill-Rom Holdings, Inc.	800,000	24,240,000
Hologic, Inc. (a)	250,000	4,160,000
Integra LifeSciences Holdings Corp. (a)	600,000	23,928,000
Ion Beam Applications SA	450,000	3,452,270
Kinetic Concepts, Inc. (a)	100,000	6,754,000
Mako Surgical Corp. (a)(d)	420,000	15,078,000
Masimo Corp.	900,000	22,203,000
Medtronic, Inc.	400,000	14,028,000
Orthofix International NV (a)	355,000	13,012,525
Sirona Dental Systems, Inc. (a)	125,000	5,832,500
SonoSite, Inc. (a)	300,000	8,748,000
St. Jude Medical, Inc.	500,000	22,770,000
Stryker Corp.	425,000	20,757,000
Tornier BV	692,661	16,201,341
Varian Medical Systems, Inc. (a)(d)	200,000	11,392,000
Volcano Corp. (a)	700,000	20,965,000
Zimmer Holdings, Inc. (a)	280,000	15,929,200
		1,025,499,736
Health Care Supplies - 11.4%
DENTSPLY International, Inc.	1,250,000	44,000,000
Endologix, Inc. (a)	1,400,000	13,328,000
Meridian Bioscience, Inc.	450,000	8,325,000
OraSure Technologies, Inc. (a)	1,625,000	11,911,250
RTI Biologics, Inc. (a)	2,000,000	6,720,000
The Cooper Companies, Inc.	821,392	61,826,176
The Spectranetics Corp. (a)	850,000	5,244,500
Unilife Corp. (a)(d)	1,519,043	7,078,740
Vascular Solutions, Inc. (a)	400,000	4,824,000
		163,257,666
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,188,757,402

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 5.0%
Health Care Distributors & Services - 0.5%
Amplifon SpA	1,100,000	$ 6,270,690
Health Care Facilities - 0.5%
Hanger Orthopedic Group, Inc. (a)	300,000	5,634,000
LCA-Vision, Inc. (a)	650,000	1,839,500
		7,473,500
Health Care Services - 4.0%
Accretive Health, Inc. (a)	250,000	6,710,000
Express Scripts, Inc. (a)	825,000	38,725,500
Omnicare, Inc.	400,000	11,884,000
		57,319,500
TOTAL HEALTH CARE PROVIDERS & SERVICES		71,063,690
HEALTH CARE TECHNOLOGY - 1.4%
Health Care Technology - 1.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	300,000	5,386,500
athenahealth, Inc. (a)	150,000	8,700,000
Omnicell, Inc. (a)	400,000	6,256,000
		20,342,500
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Life Sciences Tools & Services - 2.0%
Bruker BioSciences Corp. (a)	468,400	6,665,332
Illumina, Inc. (a)(d)	100,000	5,210,000
Sequenom, Inc. (a)(d)	1,750,000	10,727,500
Thermo Fisher Scientific, Inc. (a)	120,000	6,591,600
		29,194,432
PHARMACEUTICALS - 0.6%
Pharmaceuticals - 0.6%
Valeant Pharmaceuticals International, Inc. (Canada)	175,000	7,845,690
TOTAL COMMON STOCKS (Cost $1,185,679,175)		1,317,203,714
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 0.11% (b)	96,055,196	96,055,196
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	43,436,138	43,436,138
TOTAL MONEY MARKET FUNDS (Cost $139,491,334)		139,491,334
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,325,170,509)	1,456,695,048
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(27,572,233)
NET ASSETS - 100%	$ 1,429,122,815
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,918
Fidelity Securities Lending Cash Central Fund	83,549
Total	$ 111,467
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atricure, Inc.	$ -	$ 12,961,094	$ 662,115	$ -	$ 9,607,023
Genmark Diagnostics, Inc.	1,637,804	2,187,579	-	-	-
RTI Biologics, Inc.	8,644,046	-	3,414,354	-	-
Total	$ 10,281,850	$ 15,148,673	$ 4,076,469	$ -	$ 9,607,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.2%
Ireland	14.4%
Netherlands	1.1%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,486,909) - See accompanying schedule: Unaffiliated issuers (cost $1,173,602,530)	$ 1,307,596,691
Fidelity Central Funds (cost $139,491,334)	139,491,334
Other affiliated issuers (cost $12,076,645)	9,607,023
Total Investments (cost $1,325,170,509)		$ 1,456,695,048
Receivable for investments sold		17,277,868
Receivable for fund shares sold		1,110,544
Dividends receivable		9,697
Distributions receivable from Fidelity Central Funds		27,275
Other receivables		72,659
Total assets		1,475,193,091

Liabilities
Payable for investments purchased	$ 584,682
Payable for fund shares redeemed	1,017,881
Accrued management fee	648,377
Other affiliated payables	359,338
Other payables and accrued expenses	23,860
Collateral on securities loaned, at value	43,436,138
Total liabilities		46,070,276

Net Assets		$ 1,429,122,815
Net Assets consist of:
Paid in capital		$ 1,218,883,945
Accumulated net investment loss		(483,693)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		79,197,938
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		131,524,625
Net Assets, for 50,494,850 shares outstanding		$ 1,429,122,815
Net Asset Value, offering price and redemption price per share ($1,429,122,815 ÷ 50,494,850 shares)		$ 28.30

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,817,875
Income from Fidelity Central Funds (including $83,549 from security lending)		111,467
Total income		5,929,342

Expenses
Management fee	$ 4,328,756
Transfer agent fees	1,866,551
Accounting and security lending fees	246,756
Custodian fees and expenses	15,341
Independent trustees' compensation	4,115
Registration fees	39,648
Audit	18,037
Legal	2,087
Miscellaneous	8,422
Total expenses before reductions	6,529,713
Expense reductions	(116,678)	6,413,035
Net investment income (loss)		(483,693)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,916,386
Other affiliated issuers	(6,506,053)
Foreign currency transactions	2,492
Total net realized gain (loss)		86,412,825
Change in net unrealized appreciation (depreciation) on: Investment securities	(154,566,601)
Assets and liabilities in foreign currencies	86
Total change in net unrealized appreciation (depreciation)		(154,566,515)
Net gain (loss)		(68,153,690)
Net increase (decrease) in net assets resulting from operations		$ (68,637,383)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (483,693)	$ (593,777)
Net realized gain (loss)	86,412,825	77,949,187
Change in net unrealized appreciation (depreciation)	(154,566,515)	112,602,764
Net increase (decrease) in net assets resulting from operations	(68,637,383)	189,958,174
Distributions to shareholders from net realized gain	(8,324,493)	-
Share transactions Proceeds from sales of shares	355,157,296	361,006,401
Reinvestment of distributions	8,009,607	-
Cost of shares redeemed	(265,480,208)	(520,647,143)
Net increase (decrease) in net assets resulting from share transactions	97,686,695	(159,640,742)
Redemption fees	55,449	34,269
Total increase (decrease) in net assets	20,780,268	30,351,701

Net Assets
Beginning of period	1,408,342,547	1,377,990,846
End of period (including accumulated net investment loss of $483,693 and undistributed net investment income of $0, respectively)	$ 1,429,122,815	$ 1,408,342,547
Other Information Shares
Sold	11,736,012	13,732,140
Issued in reinvestment of distributions	266,277	-
Redeemed	(9,168,152)	(20,685,442)
Net increase (decrease)	2,834,137	(6,953,302)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.55	$ 25.23	$ 17.30	$ 24.41	$ 23.67	$ 24.62
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01) G	(.03)	.01	(.05)	(.05)
Net realized and unrealized gain (loss)	(1.07)	4.33	7.96	(6.35)	2.97	1.35
Total from investment operations	(1.08)	4.32	7.93	(6.34)	2.92	1.30
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	(.17)	-	-	(.77)	(2.18)	(2.25)
Total distributions	(.17)	-	-	(.78)	(2.18)	(2.25)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 28.30	$ 29.55	$ 25.23	$ 17.30	$ 24.41	$ 23.67
Total Return B,C	(3.70)%	17.12%	45.84%	(26.81)%	12.57%	5.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.84% A	.86%	.91%	.87%	.88%	.93%
Expenses net of fee waivers, if any	.84% A	.86%	.91%	.87%	.88%	.93%
Expenses net of all reductions	.83% A	.86%	.90%	.87%	.88%	.92%
Net investment income (loss)	(.06)% A	(.04)% G	(.13)%	.06%	(.20)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,429,123	$ 1,408,343	$ 1,377,991	$ 1,012,464	$ 1,169,861	$ 796,975
Portfolio turnover rate F	130% A	92%	83%	116%	129%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi-Aventis sponsored ADR	7.3	2.4
GlaxoSmithKline PLC sponsored ADR	7.0	4.5
Merck & Co., Inc.	5.7	6.2
Pfizer, Inc.	4.8	7.6
Valeant Pharmaceuticals International, Inc. (Canada)	4.4	5.8
Eli Lilly & Co.	4.0	1.0
Bristol-Myers Squibb Co.	3.9	1.3
Shire PLC sponsored ADR	3.7	3.4
Novartis AG sponsored ADR	3.2	4.5
Allergan, Inc.	3.2	3.1
	47.2
Top Industries (% of fund's net assets)
As of August 31, 2011
Pharmaceuticals	82.9%
Biotechnology	4.4%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	1.4%
Health Care Technology	0.5%
All Others*	7.8%

As of February 28, 2011
Pharmaceuticals	84.6%
Biotechnology	7.3%
Health Care Equipment & Supplies	3.0%
Life Sciences Tools & Services	1.8%
Health Care Providers & Services	1.3%
All Others*	2.0%

* Includes short-term investments and net other assets.

Semiannual Report

Pharmaceuticals Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
BIOTECHNOLOGY - 4.4%
Biotechnology - 4.4%
3SBio, Inc. sponsored ADR (a)	4,700	$ 66,082
Acadia Pharmaceuticals, Inc. (a)	100,000	136,000
Acorda Therapeutics, Inc. (a)	30,000	781,500
Alexion Pharmaceuticals, Inc. (a)	41,072	2,379,917
Amgen, Inc.	64,800	3,590,244
Amylin Pharmaceuticals, Inc. (a)	21,360	241,582
Ardea Biosciences, Inc. (a)	78,949	1,281,342
ARIAD Pharmaceuticals, Inc. (a)	212,100	2,087,064
Biogen Idec, Inc. (a)	18,300	1,723,860
BioMarin Pharmaceutical, Inc. (a)	127,500	3,772,088
BioMimetic Therapeutics, Inc. (a)	126,500	421,245
Chelsea Therapeutics International Ltd. (a)	155,000	663,400
Human Genome Sciences, Inc. (a)	4,000	51,480
ImmunoGen, Inc. (a)	19,100	207,426
InterMune, Inc. (a)	59,390	1,597,591
Medivation, Inc. (a)	15,000	242,550
Neurocrine Biosciences, Inc. (a)	190,000	1,166,600
NPS Pharmaceuticals, Inc. (a)	120,000	895,200
QLT, Inc. (a)	155,000	1,119,101
Sino Biopharmaceutical Ltd.	698,000	199,923
Sinovac Biotech Ltd. (a)	75,000	214,500
SuperGen, Inc. (a)	297,000	638,550
Theravance, Inc. (a)	79,900	1,518,100
United Therapeutics Corp. (a)	21,700	936,355
Vanda Pharmaceuticals, Inc. (a)	20,000	121,200
		26,052,900
FOOD & STAPLES RETAILING - 0.0%
Drug Retail - 0.0%
Drogasil SA	20,000	157,040
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Health Care Equipment - 2.9%
Baxter International, Inc.	64,400	3,605,112
Boston Scientific Corp. (a)	512,900	3,477,462
C. R. Bard, Inc.	22,500	2,143,350
Conceptus, Inc. (a)	170,000	1,802,000
Covidien PLC	91,300	4,764,034
Genmark Diagnostics, Inc. (a)	45,500	284,375
Hill-Rom Holdings, Inc.	25,000	757,500
Masimo Corp.	10,000	246,700
Nakanishi, Inc.	1,200	115,044
		17,195,577
Health Care Supplies - 0.1%
Essilor International SA	1,000	76,688
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	272,000	342,721
		419,409
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		17,614,986

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Health Care Services - 1.4%
Accretive Health, Inc. (a)	115,378	$ 3,096,746
Catalyst Health Solutions, Inc. (a)	43,500	2,336,820
Omnicare, Inc.	83,600	2,483,756
		7,917,322
HEALTH CARE TECHNOLOGY - 0.5%
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	19,400	348,327
Omnicell, Inc. (a)	45,000	703,800
SXC Health Solutions Corp. (a)	31,000	1,689,614
		2,741,741
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
WebMD Health Corp. (a)	30,000	1,060,200
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	10,100	372,387
Illumina, Inc. (a)	14,400	750,240
Patheon, Inc. (a)	95,000	155,229
PerkinElmer, Inc.	51,100	1,168,657
QIAGEN NV (a)	6,877	106,181
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	10,000	137,100
		2,689,794
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Pall Corp.	5,000	255,650
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Prestige Brands Holdings, Inc. (a)	121,892	1,312,777
Schiff Nutrition International, Inc.	165,000	1,696,200
		3,008,977
PHARMACEUTICALS - 82.9%
Pharmaceuticals - 82.9%
Abbott Laboratories	183,090	9,614,056
Akorn, Inc. (a)	454,100	3,650,964
Allergan, Inc.	229,300	18,759,033
AstraZeneca PLC sponsored ADR (d)	112,000	5,311,040
Auxilium Pharmaceuticals, Inc. (a)	109,700	1,865,997
Bristol-Myers Squibb Co.	763,910	22,726,323
Cadence Pharmaceuticals, Inc. (a)(d)	221,300	1,447,302
Cardiome Pharma Corp. (a)	297,400	1,132,866
DepoMed, Inc. (a)	299,000	1,859,780
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	158,400	5,203,440
Durect Corp. (a)	619,500	1,034,565
Elan Corp. PLC sponsored ADR (a)	1,169,400	12,477,498
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Eli Lilly & Co.	627,200	$ 23,526,272
Endo Pharmaceuticals Holdings, Inc. (a)	185,400	5,916,114
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	9,000	0
Forest Laboratories, Inc. (a)	322,520	11,043,085
GlaxoSmithKline PLC sponsored ADR	958,400	41,048,272
Hi-Tech Pharmacal Co., Inc. (a)(d)	82,000	2,296,820
Impax Laboratories, Inc. (a)	195,500	3,845,485
Jazz Pharmaceuticals, Inc. (a)(d)	72,000	3,088,080
Johnson & Johnson	271,900	17,891,020
KV Pharmaceutical Co. Class A (a)(d)	415,000	734,550
MAP Pharmaceuticals, Inc. (a)	27,112	379,568
Meda AB (A Shares)	110,000	1,207,438
Medicis Pharmaceutical Corp. Class A	276,200	10,744,180
Merck & Co., Inc.	1,018,036	33,717,352
Mylan, Inc. (a)	330,200	6,854,952
Nektar Therapeutics (a)	305,500	1,748,988
Novartis AG sponsored ADR	327,898	19,168,917
Novo Nordisk A/S Series B sponsored ADR	115,500	12,319,230
Obagi Medical Products, Inc. (a)	117,000	1,220,310
Optimer Pharmaceuticals, Inc. (a)(d)	221,000	2,198,950
Pain Therapeutics, Inc.	221,721	1,053,175
Paladin Labs, Inc. (a)	99,600	3,571,238
Par Pharmaceutical Companies, Inc. (a)	111,500	3,314,895
Perrigo Co.	121,800	11,539,332
Pfizer, Inc.	1,489,888	28,278,074
Pozen, Inc. (a)(d)	224,000	633,920
Questcor Pharmaceuticals, Inc. (a)	214,900	6,457,745
Roche Holding AG (participation certificate)	49,000	8,578,040
Salix Pharmaceuticals Ltd. (a)	199,900	6,086,955
Sanofi-Aventis sponsored ADR (d)	1,183,022	43,263,110
Santarus, Inc. (a)	331,500	1,017,705
Shire PLC sponsored ADR	225,000	21,847,500
Simcere Pharmaceutical Group sponsored ADR (a)(d)	5,000	44,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	378,289	15,646,033

	Shares	Value
The Medicines Company (a)	211,500	$ 3,083,670
Valeant Pharmaceuticals International, Inc. (Canada) (d)	575,927	25,820,257
Vectura Group PLC (a)	280,000	445,557
Virbac SA	10,467	1,762,686
ViroPharma, Inc. (a)	241,700	4,788,077
Vivus, Inc. (a)(d)	335,000	2,793,900
Watson Pharmaceuticals, Inc. (a)	190,800	12,806,496
XenoPort, Inc. (a)	210,000	1,535,100
		488,400,412
TOTAL COMMON STOCKS (Cost $483,687,656)		549,899,022
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 0.11% (b)	34,085,187	34,085,187
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	35,570,875	35,570,875
TOTAL MONEY MARKET FUNDS (Cost $69,656,062)		69,656,062
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $553,343,718)	619,555,084
NET OTHER ASSETS (LIABILITIES) - (5.2)%	(30,353,582)
NET ASSETS - 100%	$ 589,201,502
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,918
Fidelity Securities Lending Cash Central Fund	207,094
Total	$ 215,012
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 549,899,022	$ 549,783,978	$ 115,044	$ -
Money Market Funds	69,656,062	69,656,062	-	-
Total Investments in Securities:	$ 619,555,084	$ 619,440,040	$ 115,044	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	61.5%
United Kingdom	8.0%
France	7.6%
Canada	5.7%
Switzerland	4.7%
Bailiwick of Jersey	3.7%
Ireland	2.9%
Israel	2.6%
Denmark	2.1%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,034,458) - See accompanying schedule: Unaffiliated issuers (cost $483,687,656)	$ 549,899,022
Fidelity Central Funds (cost $69,656,062)	69,656,062
Total Investments (cost $553,343,718)		$ 619,555,084
Receivable for investments sold		4,366,297
Receivable for fund shares sold		1,957,048
Dividends receivable		1,438,019
Distributions receivable from Fidelity Central Funds		48,874
Other receivables		8,289
Total assets		627,373,611

Liabilities
Payable for investments purchased	$ 1,145,086
Payable for fund shares redeemed	1,020,998
Accrued management fee	262,380
Other affiliated payables	150,060
Other payables and accrued expenses	22,710
Collateral on securities loaned, at value	35,570,875
Total liabilities		38,172,109

Net Assets		$ 589,201,502
Net Assets consist of:
Paid in capital		$ 522,377,728
Undistributed net investment income		2,932,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,320,251)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,211,418
Net Assets, for 45,402,914 shares outstanding		$ 589,201,502
Net Asset Value, offering price and redemption price per share ($589,201,502 ÷ 45,402,914 shares)		$ 12.98

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,072,269
Interest		17
Income from Fidelity Central Funds (including $207,094 from security lending)		215,012
Total income		5,287,298

Expenses
Management fee	$ 1,455,300
Transfer agent fees	689,541
Accounting and security lending fees	106,330
Custodian fees and expenses	14,018
Independent trustees' compensation	1,317
Registration fees	51,494
Audit	19,774
Legal	614
Interest	109
Miscellaneous	1,891
Total expenses before reductions	2,340,388
Expense reductions	(16,536)	2,323,852
Net investment income (loss)		2,963,446
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,119,605
Foreign currency transactions	36,857
Total net realized gain (loss)		1,156,462
Change in net unrealized appreciation (depreciation) on: Investment securities	(15,187)
Assets and liabilities in foreign currencies	(64)
Total change in net unrealized appreciation (depreciation)		(15,251)
Net gain (loss)		1,141,211
Net increase (decrease) in net assets resulting from operations		$ 4,104,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,963,446	$ 4,363,957
Net realized gain (loss)	1,156,462	10,600,603
Change in net unrealized appreciation (depreciation)	(15,251)	43,943,660
Net increase (decrease) in net assets resulting from operations	4,104,657	58,908,220
Distributions to shareholders from net investment income	(1,107,454)	(3,701,597)
Distributions to shareholders from net realized gain	(7,119,338)	(5,275,707)
Total distributions	(8,226,792)	(8,977,304)
Share transactions Proceeds from sales of shares	294,111,865	216,246,069
Reinvestment of distributions	8,020,461	8,779,250
Cost of shares redeemed	(99,867,682)	(119,489,514)
Net increase (decrease) in net assets resulting from share transactions	202,264,644	105,535,805
Redemption fees	38,751	18,860
Total increase (decrease) in net assets	198,181,260	155,485,581

Net Assets
Beginning of period	391,020,242	235,534,661
End of period (including undistributed net investment income of $2,932,607 and undistributed net investment income of $1,076,615, respectively)	$ 589,201,502	$ 391,020,242
Other Information Shares
Sold	21,742,875	18,524,027
Issued in reinvestment of distributions	606,691	729,723
Redeemed	(7,636,051)	(10,110,998)
Net increase (decrease)	14,713,515	9,142,752

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 10.93	$ 7.60	$ 10.52	$ 10.88	$ 10.41
Income from Investment Operations
Net investment income (loss)D	.08	.17	.14	.18	.10	.08
Net realized and unrealized gain (loss)	.42	1.96	3.35	(2.91)	.13	.74
Total from investment operations	.50	2.13	3.49	(2.73)	.23	.82
Distributions from net investment income	(.04)	(.13)	(.16)	(.13)	(.11)	(.04)
Distributions from net realized gain	(.23)	(.19)	-	(.06)	(.48)	(.31)
Total distributions	(.26)J	(.32)	(.16)	(.19)	(.59)	(.35)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 12.74	$ 10.93	$ 7.60	$ 10.52	$ 10.88
Total ReturnB,C	3.89%	19.68%	46.05%	(26.23)%	1.64%	8.05%
Ratios to Average Net AssetsE,G
Expenses before reductions	.90%A	.94%	1.01%	1.00%	.95%	1.02%
Expenses net of fee waivers, if any	.90%A	.94%	1.01%	1.00%	.95%	1.02%
Expenses net of all reductions	.89%A	.94%	1.00%	.99%	.95%	1.01%
Net investment income (loss)	1.14%A	1.42%	1.49%	1.89%	.85%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 589,202	$ 391,020	$ 235,535	$ 142,011	$ 167,330	$ 195,128
Portfolio turnover rateF	97%A	102%	221%	240%	119%	204%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share. J Total distributions of $.26 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.225 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Health Care Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Biotechnology Portfolio	$ 1,252,390,441	$ 168,729,752	$ (165,388,285)	$ 3,341,467
Health Care Portfolio	1,824,134,592	296,175,245	(83,407,967)	212,767,278
Medical Delivery Portfolio	697,714,029	137,759,283	(44,631,406)	93,127,877
Medical Equipment and Systems Portfolio	1,330,489,740	190,996,953	(64,791,645)	126,205,308
Pharmaceuticals Portfolio	559,082,551	85,709,995	(25,237,462)	60,472,533

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	618,283,942	530,221,204
Health Care Portfolio	1,476,137,015	1,529,366,678
Medical Delivery Portfolio	578,233,633	373,040,059
Medical Equipment and Systems Portfolio	998,839,020	981,057,214
Pharmaceuticals Portfolio	410,797,290	248,864,846

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.26%	.56%
Health Care Portfolio	.30%	.26%	.56%
Medical Delivery Portfolio	.30%	.26%	.56%
Medical Equipment and Systems Portfolio	.30%	.26%	.56%
Pharmaceuticals Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.23%
Health Care Portfolio	.21%
Medical Delivery Portfolio	.24%
Medical Equipment and Systems Portfolio	.24%
Pharmaceuticals Portfolio	.26%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 20,249
Health Care Portfolio	18,450
Medical Delivery Portfolio	14,716
Medical Equipment and Systems Portfolio	18,301
Pharmaceuticals Portfolio	12,612

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$ 8,689,923.37%		$ 1,150
Medical Delivery Portfolio	Borrower	5,652,778.36%		1,020
Pharmaceuticals Portfolio	Borrower	5,435,000.36%		109

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$ 1,736
Health Care Portfolio	3,216
Medical Delivery Portfolio	1,015
Medical Equipment and Systems Portfolio	2,293
Pharmaceuticals Portfolio	691

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

Semiannual Report

8. Security Lending - continued

presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Biotechnology Portfolio	$ 245,708	$ 1,261,000
Health Care Portfolio	401	32,208
Medical Delivery Portfolio	50,197	4,774,836
Medical Equipment and Systems Portfolio	5,143	839,266

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Medical Delivery Portfolio	$ 18,364,750.60%		$ 1,228

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Biotechnology Portfolio	$ 31,636	$ -
Health Care Portfolio	78,334	70
Medical Delivery Portfolio	86,539	11
Medical Equipment and Systems Portfolio	116,621	57
Pharmaceuticals Portfolio	16,536	-

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 16% of the total outstanding shares of Pharmaceuticals Portfolio.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Biotechnology Portfolio
Health Care Portfolio
Medical Delivery Portfolio
Medical Equipment and Systems Portfolio
Pharmaceuticals Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Biotechnology Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Health Care Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Medical Delivery Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Medical Equipment and Systems Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Pharmaceuticals Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Biotechnology Portfolio

Health Care Portfolio

Semiannual Report

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Pharmaceuticals Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELHC-USAN-1011
1.813643.106

Fidelity®

Select Portfolios®

Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Banking Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Brokerage and Investment Management Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Consumer Finance Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Financial Services Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Insurance Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Banking Portfolio	.88%
Actual		$ 1,000.00	$ 796.50	$ 3.97
Hypothetical A		$ 1,000.00	$ 1,020.71	$ 4.47
Brokerage and Investment Management Portfolio	.88%
Actual		$ 1,000.00	$ 779.90	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,020.71	$ 4.47
Consumer Finance Portfolio	.96%
Actual		$ 1,000.00	$ 938.60	$ 4.68
Hypothetical A		$ 1,000.00	$ 1,020.31	$ 4.88
Financial Services Portfolio	.91%
Actual		$ 1,000.00	$ 808.80	$ 4.14
Hypothetical A		$ 1,000.00	$ 1,020.56	$ 4.62
Insurance Portfolio	.89%
Actual		$ 1,000.00	$ 842.80	$ 4.12
Hypothetical A		$ 1,000.00	$ 1,020.66	$ 4.52

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Banking Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund' net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	13.5	13.8
U.S. Bancorp	12.7	7.5
SunTrust Banks, Inc.	5.2	5.6
BB&T Corp.	5.2	6.4
Regions Financial Corp.	3.6	5.3
Capital One Financial Corp.	3.1	2.4
CIT Group, Inc.	3.0	2.2
City National Corp.	3.0	2.7
Comerica, Inc.	3.0	3.7
Huntington Bancshares, Inc.	2.8	3.6
	55.1
Top Industries (% of fund's net assets)
As of August 31, 2011
Commercial Banks	82.8%
Consumer Finance	4.4%
Thrifts & Mortgage Finance	3.0%
Diversified Financial Services	2.9%
Capital Markets	2.8%
All Others*	4.1%

As of February 28, 2011
Commercial Banks	83.3%
Diversified Financial Services	6.4%
Capital Markets	3.6%
Thrifts & Mortgage Finance	3.2%
Consumer Finance	2.4%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Banking Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CAPITAL MARKETS - 2.8%
Asset Management & Custody Banks - 2.8%
Bank of New York Mellon Corp.	106,603	$ 2,203,484
State Street Corp.	249,900	8,876,448
		11,079,932
COMMERCIAL BANKS - 82.8%
Diversified Banks - 29.7%
Banco ABC Brasil SA	294,000	1,972,374
Comerica, Inc.	453,800	11,612,742
U.S. Bancorp	2,160,800	50,152,168
Wells Fargo & Co.	2,046,292	53,408,219
		117,145,503
Regional Banks - 53.1%
American River Bankshares (a)	141,100	708,322
Bank of the Ozarks, Inc. (d)	419,400	9,528,768
BB&T Corp.	925,600	20,631,624
CapitalSource, Inc.	98,000	622,300
Cathay General Bancorp	151,508	1,942,333
Center Financial Corp. (a)	1,541,950	8,511,564
Central Valley Community Bancorp (a)	146,400	893,040
Chemical Financial Corp.	155,000	2,679,950
CIT Group, Inc. (a)	347,900	12,026,903
City National Corp.	265,900	11,936,251
CVB Financial Corp. (d)	457,700	3,991,144
Fifth Third Bancorp	206,800	2,196,216
First Commonwealth Financial Corp.	653,200	2,939,400
First Midwest Bancorp, Inc., Delaware	298,300	2,619,074
Huntington Bancshares, Inc.	2,204,951	11,090,904
KeyCorp	250,600	1,663,984
National Penn Bancshares, Inc.	131,800	955,550
Oriental Financial Group, Inc.	213,180	2,357,771
Pacific Continental Corp.	509,090	4,194,902
PacWest Bancorp	347,000	5,569,350
PNC Financial Services Group, Inc.	112,441	5,637,792
PrivateBancorp, Inc.	245,400	2,179,152
Regions Financial Corp.	3,097,300	14,061,742
Sandy Spring Bancorp, Inc.	301,700	4,932,795
SunTrust Banks, Inc.	1,038,400	20,664,160
SVB Financial Group (a)	122,665	5,652,403
Synovus Financial Corp.	1,871,200	2,713,240
Texas Capital Bancshares, Inc. (a)	361,400	9,277,138
West Coast Bancorp (a)	271,440	4,017,312
Western Alliance Bancorp. (a)	1,232,300	7,504,707
Wilshire Bancorp, Inc. (a)	2,040,600	6,285,048
Wintrust Financial Corp. (d)	275,100	8,687,658
Zions Bancorporation (d)	620,100	10,814,544
		209,487,041
TOTAL COMMERCIAL BANKS		326,632,544

	Shares	Value
CONSUMER FINANCE - 4.4%
Consumer Finance - 4.4%
Capital One Financial Corp.	263,300	$ 12,124,965
SLM Corp.	386,300	5,303,899
		17,428,864
DIVERSIFIED FINANCIAL SERVICES - 2.9%
Other Diversified Financial Services - 2.9%
Citigroup, Inc.	232,720	7,225,956
JPMorgan Chase & Co.	103,600	3,891,216
NBH Holdings Corp. Class A (a)(e)	13,300	226,100
		11,343,272
IT SERVICES - 2.7%
Data Processing & Outsourced Services - 2.7%
Fiserv, Inc. (a)	67,000	3,740,610
Visa, Inc. Class A	79,500	6,986,460
		10,727,070
THRIFTS & MORTGAGE FINANCE - 3.0%
Thrifts & Mortgage Finance - 3.0%
BankUnited, Inc.	3,700	86,765
New York Community Bancorp, Inc. (d)	194,400	2,490,264
Ocwen Financial Corp. (a)	377,100	5,203,980
WSFS Financial Corp.	119,800	4,193,000
		11,974,009
TOTAL COMMON STOCKS (Cost $474,692,004)		389,185,691
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.11% (b)	6,380,718	6,380,718
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	24,338,075	24,338,075
TOTAL MONEY MARKET FUNDS (Cost $30,718,793)		30,718,793
TOTAL INVESTMENT PORTFOLIO - 106.4% (Cost $505,410,797)	419,904,484
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(25,352,887)
NET ASSETS - 100%	$ 394,551,597
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,100 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,206
Fidelity Securities Lending Cash Central Fund	11,813
Total	$ 18,019
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 389,185,691	$ 388,959,591	$ 226,100	$ -
Money Market Funds	30,718,793	30,718,793	-	-
Total Investments in Securities:	$ 419,904,484	$ 419,678,384	$ 226,100	$ -
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $26,069,664 of which $16,134,125 and $9,935,539 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,989,964) - See accompanying schedule: Unaffiliated issuers (cost $474,692,004)	$ 389,185,691
Fidelity Central Funds (cost $30,718,793)	30,718,793
Total Investments (cost $505,410,797)		$ 419,904,484
Receivable for investments sold		1,239,376
Receivable for fund shares sold		249,379
Dividends receivable		445,021
Distributions receivable from Fidelity Central Funds		3,007
Other receivables		18,467
Total assets		421,859,734

Liabilities
Payable for investments purchased	$ 390,600
Payable for fund shares redeemed	2,266,300
Accrued management fee	183,419
Other affiliated payables	109,755
Other payables and accrued expenses	19,988
Collateral on securities loaned, at value	24,338,075
Total liabilities		27,308,137

Net Assets		$ 394,551,597
Net Assets consist of:
Paid in capital		$ 549,268,092
Undistributed net investment income		824,547
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(70,034,206)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(85,506,836)
Net Assets, for 26,173,073 shares outstanding		$ 394,551,597
Net Asset Value, offering price and redemption price per share ($394,551,597 ÷ 26,173,073 shares)		$ 15.07

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,605,739
Interest		471
Income from Fidelity Central Funds		18,019
Total income		2,624,229

Expenses
Management fee	$ 1,156,646
Transfer agent fees	529,304
Accounting and security lending fees	83,270
Custodian fees and expenses	7,785
Independent trustees' compensation	1,163
Registration fees	25,517
Audit	20,676
Legal	667
Interest	2,551
Miscellaneous	2,915
Total expenses before reductions	1,830,494
Expense reductions	(30,943)	1,799,551
Net investment income (loss)		824,678
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,719,347
Foreign currency transactions	(83,170)
Total net realized gain (loss)		7,636,177
Change in net unrealized appreciation (depreciation) on: Investment securities	(107,786,207)
Assets and liabilities in foreign currencies	(257)
Total change in net unrealized appreciation (depreciation)		(107,786,464)
Net gain (loss)		(100,150,287)
Net increase (decrease) in net assets resulting from operations		$ (99,325,609)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 824,678	$ (199,708)
Net realized gain (loss)	7,636,177	36,974,333
Change in net unrealized appreciation (depreciation)	(107,786,464)	6,458,897
Net increase (decrease) in net assets resulting from operations	(99,325,609)	43,233,522
Distributions to shareholders from net investment income	-	(262,814)
Share transactions Proceeds from sales of shares	169,856,223	506,892,321
Reinvestment of distributions	-	253,072
Cost of shares redeemed	(194,307,835)	(391,329,054)
Net increase (decrease) in net assets resulting from share transactions	(24,451,612)	115,816,339
Redemption fees	11,888	92,169
Total increase (decrease) in net assets	(123,765,333)	158,879,216

Net Assets
Beginning of period	518,316,930	359,437,714
End of period (including undistributed net investment income of $824,547 and accumulated net investment loss of $131, respectively)	$ 394,551,597	$ 518,316,930
Other Information Shares
Sold	9,840,447	28,430,489
Issued in reinvestment of distributions	-	13,174
Redeemed	(11,066,800)	(22,657,917)
Net increase (decrease)	(1,226,353)	5,785,746

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.92	$ 16.63	$ 9.04	$ 22.24	$ 33.52	$ 36.71
Income from Investment Operations
Net investment income (loss) D	.03	(.01)	.06	.67	.81	.78
Net realized and unrealized gain (loss)	(3.88)	2.31	7.74	(13.32)	(9.57)	2.12
Total from investment operations	(3.85)	2.30	7.80	(12.65)	(8.76)	2.90
Distributions from net investment income	-	(.01)	(.21)	(.51)	(.64)	(.71)
Distributions from net realized gain	-	-	-	(.05)	(1.88)	(5.39)
Total distributions	-	(.01)	(.21)	(.56)	(2.52)	(6.10)
Redemption fees added to paid in capital D	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 15.07	$ 18.92	$ 16.63	$ 9.04	$ 22.24	$ 33.52
Total Return B, C	(20.35)%	13.83%	87.04%	(57.85)%	(27.30)%	8.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.88% A	.89%	.95%	.93%	.91%	.93%
Expenses net of fee waivers, if any	.88% A	.89%	.95%	.93%	.91%	.93%
Expenses net of all reductions	.87% A	.88%	.94%	.93%	.90%	.91%
Net investment income (loss)	.40% A	(.04)%	.46%	3.86%	2.75%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 394,552	$ 518,317	$ 359,438	$ 151,158	$ 293,767	$ 349,271
Portfolio turnover rate F	86% A	73%	105%	199%	86%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
E*TRADE Financial Corp.	5.4	4.2
Morgan Stanley	5.1	4.9
CME Group, Inc.	5.0	0.0
Franklin Resources, Inc.	5.0	3.5
Citigroup, Inc.	4.5	4.9
Invesco Ltd.	4.2	4.9
Ares Capital Corp.	3.7	2.9
GFI Group, Inc.	3.5	2.9
MF Global Holdings Ltd.	3.3	3.7
BM&F Bovespa SA	3.3	0.0
	43.0
Top Industries (% of fund's net assets)
As of August 31, 2011
Capital Markets	56.1%
Diversified Financial Services	16.8%
IT Services	3.0%
Real Estate Management & Development	2.5%
Consumer Finance	1.5%
All Others*	20.1%

As of February 28, 2011
Capital Markets	67.9%
Diversified Financial Services	12.1%
Commercial Banks	10.4%
IT Services	4.4%
Insurance	2.1%
All Others*	3.1%

* Includes short-term investments and net other assets.

Semiannual Report

Brokerage and Investment Management Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.7%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC	100	$ 447
CAPITAL MARKETS - 56.1%
Asset Management & Custody Banks - 30.5%
A.F.P. Provida SA sponsored ADR (d)	141,911	9,877,006
Affiliated Managers Group, Inc. (a)	4,400	383,504
AllianceBernstein Holding LP	213,100	3,612,045
American Capital Ltd. (a)(d)	41,100	357,981
Ameriprise Financial, Inc.	22,700	1,037,390
Apollo Global Management LLC Class A (d)	394,800	5,120,556
Apollo Investment Corp.	102	927
Artio Global Investors, Inc. Class A	363	3,300
Bank of New York Mellon Corp.	82,200	1,699,074
Bank Sarasin & Co. Ltd. Series B (Reg.)	128,410	4,237,849
BlackRock Kelso Capital Corp.	467,200	4,097,344
BlackRock, Inc. Class A	47,900	7,891,525
Calamos Asset Management, Inc. Class A	30,000	353,700
Cohen & Steers, Inc.	100	3,868
Eaton Vance Corp. (non-vtg.)	100	2,441
EFG International	200	1,928
Federated Investors, Inc. Class B (non-vtg.) (d)	89,300	1,581,503
Fifth Street Finance Corp.	300	2,973
Fortress Investment Group LLC (a)	8,800	31,152
Franklin Resources, Inc.	163,300	19,582,936
Invesco Ltd.	896,307	16,402,418
Janus Capital Group, Inc.	569,209	4,155,226
Julius Baer Group Ltd.	1,000	41,067
KKR & Co. LP	2,600	33,280
Legg Mason, Inc.	195,561	5,567,622
MCG Capital Corp.	15,707	74,451
Northern Trust Corp.	50,400	1,936,872
Och-Ziff Capital Management Group LLC Class A	627,249	7,119,276
PennantPark Investment Corp.	228,856	2,343,485
Pzena Investment Management, Inc.	36,849	170,979
SEI Investments Co.	1,100	18,821
Solar Capital Ltd.	44,364	1,025,696
State Street Corp.	220,400	7,828,608
T. Rowe Price Group, Inc.	800	42,784
The Blackstone Group LP	467,100	6,403,941
U.S. Global Investments, Inc. Class A	366,625	2,540,711
Waddell & Reed Financial, Inc. Class A	130,300	4,067,966
		119,652,205
Diversified Capital Markets - 0.2%
Credit Suisse Group sponsored ADR	100	2,870
Deutsche Bank AG (NY Shares)	700	28,329
UBS AG (NY Shares) (a)	67,085	971,391
		1,002,590

	Shares	Value
Investment Banking & Brokerage - 25.4%
BGC Partners, Inc. Class A	500	$ 3,285
Charles Schwab Corp.	61,500	758,295
Duff & Phelps Corp. Class A	100	1,135
E*TRADE Financial Corp. (a)	1,705,000	21,073,797
Evercore Partners, Inc. Class A	444,865	11,668,809
GFI Group, Inc.	3,167,324	13,841,206
Gleacher & Co., Inc. (a)	48,210	62,191
Goldman Sachs Group, Inc.	16,800	1,952,496
Greenhill & Co., Inc.	26,376	937,139
ICAP PLC	604,600	4,664,148
Investment Technology Group, Inc. (a)	406,200	4,622,556
Jefferies Group, Inc.	106,049	1,740,264
KBW, Inc.	50,100	732,963
Knight Capital Group, Inc. Class A (a)	400	5,164
Lazard Ltd. Class A	30,500	889,685
LPL Investment Holdings, Inc.	24,900	724,590
MF Global Holdings Ltd. (a)(d)	2,338,251	12,836,998
Morgan Stanley	1,133,675	19,839,313
Nomura Holdings, Inc. sponsored ADR	100	419
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,600	31,760
Piper Jaffray Companies (a)	41,043	978,055
Raymond James Financial, Inc.	13,910	390,593
SWS Group, Inc.	191,783	828,503
TD Ameritrade Holding Corp.	59,749	918,940
		99,502,304
TOTAL CAPITAL MARKETS		220,157,099
COMMERCIAL BANKS - 0.6%
Diversified Banks - 0.3%
Banco de Chile sponsored ADR	900	76,050
Banco Santander SA (Brasil) ADR	22,200	213,564
Banco Santander SA (Spain) sponsored ADR	3,900	36,192
Barclays PLC sponsored ADR	3,800	42,446
BNP Paribas SA	1,200	61,839
BPI-SGPS SA (a)	302,300	357,863
Comerica, Inc.	2,406	61,570
Industrial & Commercial Bank of China Ltd. (H Shares)	105,000	69,050
The Toronto-Dominion Bank	500	39,558
UniCredit SpA	2,100	2,843
United Overseas Bank Ltd.	24,000	369,706
Wells Fargo & Co.	2,800	73,080
		1,403,761
Regional Banks - 0.3%
CIT Group, Inc. (a)	1,200	41,484
First Interstate Bancsystem, Inc.	3,000	36,570
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Regions Financial Corp.	6,900	$ 31,326
SunTrust Banks, Inc.	48,800	971,120
		1,080,500
TOTAL COMMERCIAL BANKS		2,484,261
CONSUMER FINANCE - 1.5%
Consumer Finance - 1.5%
SLM Corp.	423,500	5,814,655
DIVERSIFIED FINANCIAL SERVICES - 16.8%
Other Diversified Financial Services - 5.5%
Bank of America Corp.	5,200	42,484
Citigroup, Inc.	565,310	17,552,876
JPMorgan Chase & Co.	103,500	3,887,460
		21,482,820
Specialized Finance - 11.3%
BM&F Bovespa SA	2,174,400	12,743,586
Bursa Malaysia Bhd	51,100	114,197
CBOE Holdings, Inc.	38,900	982,225
CME Group, Inc.	74,000	19,766,880
Deutsche Boerse AG (a)	500	28,988
Hellenic Exchanges Holding SA	29,600	180,731
IntercontinentalExchange, Inc. (a)	86,865	10,245,727
MSCI, Inc. Class A (a)	2,200	76,054
NYSE Euronext	1,400	38,192
The NASDAQ Stock Market, Inc. (a)	1,700	40,273
		44,216,853
TOTAL DIVERSIFIED FINANCIAL SERVICES		65,699,673
INSURANCE - 1.0%
Multi-Line Insurance - 0.1%
Genworth Financial, Inc. Class A (a)	50,100	346,191
Property & Casualty Insurance - 0.9%
Fidelity National Financial, Inc. Class A	203,287	3,453,846
TOTAL INSURANCE		3,800,037
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
China Finance Online Co. Ltd. ADR (a)(d)	341,300	941,988
IT SERVICES - 3.0%
Data Processing & Outsourced Services - 3.0%
MasterCard, Inc. Class A	30,031	9,901,521
Redecard SA	123,500	1,900,656
		11,802,177
MEDIA - 0.0%
Publishing - 0.0%
Morningstar, Inc.	700	41,762

	Shares	Value
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	2,500	$ 80,825
IHS, Inc. Class A (a)	500	38,795
		119,620
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Mortgage REITs - 0.9%
American Capital Agency Corp.	128,200	3,654,982
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.5%
Real Estate Services - 2.5%
CB Richard Ellis Group, Inc. Class A (a)	523,437	7,935,305
Jones Lang LaSalle, Inc.	30,100	2,013,991
		9,949,296
ROAD & RAIL - 0.0%
Railroads - 0.0%
Canadian Pacific	100	5,742
TOTAL COMMON STOCKS (Cost $385,959,670)		324,471,739
Investment Companies - 3.7%

Ares Capital Corp. (Cost $15,104,810)	958,590	14,580,154
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.11% (b)	41,392,127	41,392,127
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,536,450	5,536,450
TOTAL MONEY MARKET FUNDS (Cost $46,928,577)		46,928,577
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $447,993,057)		385,980,470
NET OTHER ASSETS (LIABILITIES) - 1.6%		6,198,877
NET ASSETS - 100%		$ 392,179,347
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,513
Fidelity Securities Lending Cash Central Fund	13,553
Total	$ 23,066
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 324,471,739	$ 324,357,542	$ 114,197	$ -
Investment Companies	14,580,154	14,580,154	-	-
Money Market Funds	46,928,577	46,928,577	-	-
Total Investments in Securities:	$ 385,980,470	$ 385,866,273	$ 114,197	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.1%
Bermuda	4.4%
Brazil	3.9%
Chile	2.5%
Switzerland	1.3%
United Kingdom	1.2%
Others (Individually Less Than 1%)	0.6%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $96,741,956 of which $56,849,067 and $39,892,889 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 29, 2012 approximately $9,166,800 of losses recognized during the period November 1, 2010 to February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,287,923) - See accompanying schedule: Unaffiliated issuers (cost $401,064,480)	$ 339,051,893
Fidelity Central Funds (cost $46,928,577)	46,928,577
Total Investments (cost $447,993,057)		$ 385,980,470
Receivable for investments sold		19,516,335
Receivable for fund shares sold		151,720
Dividends receivable		399,404
Distributions receivable from Fidelity Central Funds		9,706
Other receivables		20,171
Total assets		406,077,806

Liabilities
Payable for investments purchased	$ 7,735,770
Payable for fund shares redeemed	323,750
Accrued management fee	177,438
Other affiliated payables	102,574
Other payables and accrued expenses	22,477
Collateral on securities loaned, at value	5,536,450
Total liabilities		13,898,459

Net Assets		$ 392,179,347
Net Assets consist of:
Paid in capital		$ 564,698,604
Undistributed net investment income		1,328,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(111,863,156)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(61,984,586)
Net Assets, for 9,292,478 shares outstanding		$ 392,179,347
Net Asset Value, offering price and redemption price per share ($392,179,347 ÷ 9,292,478 shares)		$ 42.20

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 3,257,058
Interest		6
Income from Fidelity Central Funds		23,066
Total income		3,280,130

Expenses
Management fee	$ 1,272,753
Transfer agent fees	581,246
Accounting and security lending fees	89,403
Custodian fees and expenses	14,604
Independent trustees' compensation	1,302
Registration fees	18,905
Audit	17,219
Legal	878
Interest	1,693
Miscellaneous	3,234
Total expenses before reductions	2,001,237
Expense reductions	(49,592)	1,951,645
Net investment income (loss)		1,328,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,784
Foreign currency transactions	(231,206)
Total net realized gain (loss)		(42,422)
Change in net unrealized appreciation (depreciation) on: Investment securities	(110,536,609)
Assets and liabilities in foreign currencies	37,277
Total change in net unrealized appreciation (depreciation)		(110,499,332)
Net gain (loss)		(110,541,754)
Net increase (decrease) in net assets resulting from operations		$ (109,213,269)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,328,485	$ 4,243,190
Net realized gain (loss)	(42,422)	28,991,581
Change in net unrealized appreciation (depreciation)	(110,499,332)	39,792,560
Net increase (decrease) in net assets resulting from operations	(109,213,269)	73,027,331
Distributions to shareholders from net investment income	-	(3,333,469)
Share transactions Proceeds from sales of shares	67,397,822	125,870,174
Reinvestment of distributions	-	3,164,070
Cost of shares redeemed	(117,984,337)	(202,248,374)
Net increase (decrease) in net assets resulting from share transactions	(50,586,515)	(73,214,130)
Redemption fees	3,484	23,381
Total increase (decrease) in net assets	(159,796,300)	(3,496,887)

Net Assets
Beginning of period	551,975,647	555,472,534
End of period (including undistributed net investment income of $1,328,485 and undistributed net investment income of $0, respectively)	$ 392,179,347	$ 551,975,647
Other Information Shares
Sold	1,467,298	2,494,145
Issued in reinvestment of distributions	-	60,806
Redeemed	(2,375,199)	(4,094,270)
Net increase (decrease)	(907,901)	(1,539,319)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 54.11	$ 47.32	$ 26.68	$ 59.56	$ 73.69	$ 76.12
Income from Investment Operations
Net investment income (loss) D	.14	.39	.27	.78	1.01 G	.61
Net realized and unrealized gain (loss)	(12.05)	6.71	20.62	(30.23)	(8.50)	6.18
Total from investment operations	(11.91)	7.10	20.89	(29.45)	(7.49)	6.79
Distributions from net investment income	-	(.31)	(.25)	(.93)	(.87)	(.59)
Distributions from net realized gain	-	-	-	(2.51)	(5.78)	(8.65)
Total distributions	-	(.31)	(.25)	(3.44)	(6.65)	(9.24)
Redemption fees added to paid in capital D	- J	- J	- J	.01	.01	.02
Net asset value, end of period	$ 42.20	$ 54.11	$ 47.32	$ 26.68	$ 59.56	$ 73.69
Total Return B, C	(22.01)%	15.03%	78.44%	(51.86)%	(11.16)%	9.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.88%	.93%	.90%	.88%	.90%
Expenses net of fee waivers, if any	.88% A	.88%	.93%	.90%	.88%	.90%
Expenses net of all reductions	.85% A	.86%	.89%	.89%	.87%	.89%
Net investment income (loss)	.58% A	.79%	.64%	1.74%	1.41% G	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 392,179	$ 551,976	$ 555,473	$ 294,618	$ 699,205	$ 1,252,565
Portfolio turnover rate F	234% A	153%	264%	351%	84%	124%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Finance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A	10.3	4.7
Capital One Financial Corp.	7.5	2.9
Discover Financial Services	7.5	8.2
Visa, Inc. Class A	6.9	7.2
SLM Corp.	5.9	5.8
Invesco Mortgage Capital, Inc.	4.8	2.3
Wells Fargo & Co.	4.8	4.9
American Express Co.	4.7	3.6
MFA Financial, Inc.	4.6	1.2
Citigroup, Inc.	4.5	4.7
	61.5
Top Industries (% of fund's net assets)
As of August 31, 2011
Consumer Finance	28.0%
IT Services	17.2%
Commercial Banks	13.7%
Real Estate Investment Trusts	12.9%
Thrifts & Mortgage Finance	8.1%
All Others*	20.1%

As of February 28, 2011
Commercial Banks	22.6%
Consumer Finance	20.5%
Thrifts & Mortgage Finance	15.7%
IT Services	12.4%
Diversified Financial Services	10.6%
All Others*	18.2%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Finance Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CAPITAL MARKETS - 7.5%
Asset Management & Custody Banks - 2.1%
State Street Corp.	75,000	$ 2,664,000
Investment Banking & Brokerage - 5.4%
E*TRADE Financial Corp. (a)	150,000	1,854,000
FXCM, Inc. Class A (d)	265,000	3,097,850
Investment Technology Group, Inc. (a)	50,000	569,000
TD Ameritrade Holding Corp.	90,000	1,384,200
		6,905,050
TOTAL CAPITAL MARKETS		9,569,050
COMMERCIAL BANKS - 13.7%
Diversified Banks - 7.3%
U.S. Bancorp	140,000	3,249,400
Wells Fargo & Co.	235,000	6,133,500
		9,382,900
Regional Banks - 6.4%
BB&T Corp.	50,000	1,114,500
CIT Group, Inc. (a)	30,000	1,037,100
Regions Financial Corp.	600,000	2,724,000
SunTrust Banks, Inc.	140,000	2,786,000
Wilshire Bancorp, Inc. (a)	150,000	462,000
		8,123,600
TOTAL COMMERCIAL BANKS		17,506,500
CONSUMER FINANCE - 28.0%
Consumer Finance - 28.0%
Aeon Credit Service Co. Ltd.	60,000	897,504
American Express Co.	120,000	5,965,200
Capital One Financial Corp.	210,000	9,670,500
DFC Global Corp. (a)(d)	75,000	1,655,250
Discover Financial Services	380,000	9,560,800
Promise Co. Ltd. (a)	75,000	536,931
SLM Corp.	550,000	7,551,500
		35,837,685
DIVERSIFIED FINANCIAL SERVICES - 6.0%
Other Diversified Financial Services - 4.5%
Citigroup, Inc.	185,000	5,744,250
Specialized Finance - 1.5%
PHH Corp. (a)	100,000	1,897,000
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,641,250
INSURANCE - 0.6%
Property & Casualty Insurance - 0.6%
Fidelity National Financial, Inc. Class A	50,000	849,500
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Bankrate, Inc. (d)	70,000	1,165,500

	Shares	Value
IT SERVICES - 17.2%
Data Processing & Outsourced Services - 17.2%
MasterCard, Inc. Class A	40,000	$ 13,188,400
Visa, Inc. Class A	100,000	8,788,000
		21,976,400
REAL ESTATE INVESTMENT TRUSTS - 12.9%
Mortgage REITs - 12.9%
American Capital Agency Corp.	50,000	1,425,500
Invesco Mortgage Capital, Inc. (d)	350,000	6,174,000
MFA Financial, Inc.	774,500	5,801,005
Two Harbors Investment Corp.	325,000	3,110,250
		16,510,755
THRIFTS & MORTGAGE FINANCE - 8.1%
Thrifts & Mortgage Finance - 8.1%
First Niagara Financial Group, Inc.	100,000	1,076,000
Flushing Financial Corp.	140,000	1,607,200
MGIC Investment Corp. (a)	187,300	486,980
New York Community Bancorp, Inc. (d)	170,000	2,177,700
Ocwen Financial Corp. (a)	200,000	2,760,000
People's United Financial, Inc.	150,000	1,762,500
Radian Group, Inc. (d)	150,000	499,500
		10,369,880
TOTAL COMMON STOCKS (Cost $128,178,471)		121,426,520
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 0.11% (b)	6,780,301	6,780,301
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,495,475	7,495,475
TOTAL MONEY MARKET FUNDS (Cost $14,275,776)		14,275,776
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $142,454,247)		135,702,296
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(7,723,596)
NET ASSETS - 100%		$ 127,978,700
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,005
Fidelity Securities Lending Cash Central Fund	9,169
Total	$ 12,174
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 121,426,520	$ 119,992,085	$ 1,434,435	$ -
Money Market Funds	14,275,776	14,275,776	-	-
Total Investments in Securities:	$ 135,702,296	$ 134,267,861	$ 1,434,435	$ -
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $147,052,496 of which $97,174,837, $48,865,995 and $1,011,664 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 29, 2012 approximately $6,935,771 of losses recognized during the period November 1, 2010 to February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,244,858) - See accompanying schedule: Unaffiliated issuers (cost $128,178,471)	$ 121,426,520
Fidelity Central Funds (cost $14,275,776)	14,275,776
Total Investments (cost $142,454,247)		$ 135,702,296
Receivable for fund shares sold		726,354
Dividends receivable		116,506
Distributions receivable from Fidelity Central Funds		4,978
Other receivables		6,604
Total assets		136,556,738

Liabilities
Payable for investments purchased	$ 850,708
Payable for fund shares redeemed	121,927
Accrued management fee	55,396
Other affiliated payables	36,580
Other payables and accrued expenses	17,952
Collateral on securities loaned, at value	7,495,475
Total liabilities		8,578,038

Net Assets		$ 127,978,700
Net Assets consist of:
Paid in capital		$ 288,470,199
Undistributed net investment income		792,173
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(154,531,747)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(6,751,925)
Net Assets, for 11,400,950 shares outstanding		$ 127,978,700
Net Asset Value, offering price and redemption price per share ($127,978,700 ÷ 11,400,950 shares)		$ 11.23

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,345,112
Interest		4
Income from Fidelity Central Funds		12,174
Total income		1,357,290

Expenses
Management fee	$ 319,917
Transfer agent fees	178,071
Accounting and security lending fees	22,809
Custodian fees and expenses	1,848
Independent trustees' compensation	310
Registration fees	18,650
Audit	16,936
Legal	317
Miscellaneous	(7,052)
Total expenses before reductions	551,806
Expense reductions	(8,821)	542,985
Net investment income (loss)		814,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	656,822
Foreign currency transactions	169
Total net realized gain (loss)		656,991
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,012,128)
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		(10,012,102)
Net gain (loss)		(9,355,111)
Net increase (decrease) in net assets resulting from operations		$ (8,540,806)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Finance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 814,305	$ 1,746,307
Net realized gain (loss)	656,991	(6,797,853)
Change in net unrealized appreciation (depreciation)	(10,012,102)	2,833,691
Net increase (decrease) in net assets resulting from operations	(8,540,806)	(2,217,855)
Distributions to shareholders from net investment income	(45,068)	(2,038,026)
Share transactions Proceeds from sales of shares	58,997,417	120,380,784
Reinvestment of distributions	43,618	1,960,762
Cost of shares redeemed	(24,559,484)	(101,440,703)
Net increase (decrease) in net assets resulting from share transactions	34,481,551	20,900,843
Redemption fees	1,857	27,586
Total increase (decrease) in net assets	25,897,534	16,672,548

Net Assets
Beginning of period	102,081,166	85,408,618
End of period (including undistributed net investment income of $792,173 and undistributed net investment income of $22,936, respectively)	$ 127,978,700	$ 102,081,166
Other Information Shares
Sold	4,977,923	9,886,922
Issued in reinvestment of distributions	3,555	168,934
Redeemed	(2,110,478)	(8,902,219)
Net increase (decrease)	2,871,000	1,153,637

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.58	$ 8.38	$ 25.83	$ 48.40	$ 51.83
Income from Investment Operations
Net investment income (loss) D	.08	.19	.22	.75	.86	.81
Net realized and unrealized gain (loss)	(.81)	.48 G	3.44	(17.60)	(20.77)	3.01
Total from investment operations	(.73)	.67	3.66	(16.85)	(19.91)	3.82
Distributions from net investment income	(.01)	(.28)	(.46)	(.56)	(.80)	(.80)
Distributions from net realized gain	-	-	-	(.05)	(1.86)	(6.45)
Total distributions	(.01)	(.28)	(.46)	(.61)	(2.66)	(7.25)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 11.23	$ 11.97	$ 11.58	$ 8.38	$ 25.83	$ 48.40
Total Return B, C	(6.14)%	5.83%	44.74%	(65.96)%	(42.37)%	7.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A	1.01%	1.05%	.99%	.93%	.93%
Expenses net of fee waivers, if any	.96% A	1.01%	1.05%	.99%	.93%	.93%
Expenses net of all reductions	.95% A	.98%	1.02%	.99%	.92%	.93%
Net investment income (loss)	1.42% A	1.63%	2.18%	4.48%	2.21%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,979	$ 102,081	$ 85,409	$ 51,439	$ 151,202	$ 256,873
Portfolio turnover rate F	125% A	161%	153%	79%	36%	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	4.7	5.0
E*TRADE Financial Corp.	4.6	2.9
Franklin Resources, Inc.	4.5	3.7
CME Group, Inc.	4.5	0.0
Morgan Stanley	4.3	4.3
XL Group PLC Class A	4.2	0.0
SLM Corp.	4.1	2.8
Fidelity National Financial, Inc. Class A	3.8	0.0
MasterCard, Inc. Class A	3.5	2.5
PHH Corp.	2.6	1.6
	40.8
Top Industries (% of fund's net assets)
As of August 31, 2011
Capital Markets	25.2%
Diversified Financial Services	14.4%
Real Estate Investment Trusts	12.9%
Insurance	12.5%
Commercial Banks	8.6%
All Others*	26.4%

As of February 28, 2011
Commercial Banks	31.3%
Capital Markets	29.1%
Diversified Financial Services	16.2%
IT Services	11.0%
Consumer Finance	7.7%
All Others*	4.7%

* Includes short-term investments and net other assets.

Semiannual Report

Financial Services Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CAPITAL MARKETS - 25.2%
Asset Management & Custody Banks - 8.8%
A.F.P. Provida SA sponsored ADR	500	$ 34,800
Affiliated Managers Group, Inc. (a)	3,598	313,602
Ameriprise Financial, Inc.	200	9,140
Apollo Global Management LLC Class A	181,269	2,351,059
Bank of New York Mellon Corp.	1,500	31,005
BlackRock, Inc. Class A	2,093	344,822
Franklin Resources, Inc.	121,879	14,615,730
Invesco Ltd.	355,300	6,501,990
Legg Mason, Inc.	2,318	65,993
Northern Trust Corp.	20,993	806,761
State Street Corp.	96,386	3,423,631
The Blackstone Group LP	2,500	34,275
		28,532,808
Diversified Capital Markets - 0.3%
HFF, Inc. (a)	2,700	31,914
UBS AG (a)	2,220	32,092
UBS AG (NY Shares) (a)	54,100	783,368
		847,374
Investment Banking & Brokerage - 16.1%
Charles Schwab Corp.	2,400	29,592
E*TRADE Financial Corp. (a)	1,187,910	14,682,568
Evercore Partners, Inc. Class A	189,613	4,973,549
GFI Group, Inc.	1,160,236	5,070,231
Goldman Sachs Group, Inc.	5,542	644,091
Investment Technology Group, Inc. (a)	30,900	351,642
Jefferies Group, Inc.	2,031	33,329
Lazard Ltd. Class A	280,173	8,172,646
Macquarie Group Ltd.	1,078	29,789
MF Global Holdings Ltd. (a)	732,282	4,020,228
Morgan Stanley	798,827	13,979,473
		51,987,138
TOTAL CAPITAL MARKETS		81,367,320
COMMERCIAL BANKS - 8.6%
Diversified Banks - 3.8%
Banco ABC Brasil SA	600	4,025
Banco Bradesco SA (PN) sponsored ADR	1,900	33,915
Banco de Chile sponsored ADR	9,000	760,500
Banco Macro SA sponsored ADR	1,200	32,496
Banco Pine SA	500	3,226
Banco Santander SA (Brasil) ADR	7,800	75,036
Banco Santander SA (Spain) sponsored ADR	100	928
BanColombia SA sponsored ADR	8,200	539,396
Bank of Baroda	9,772	159,053
Barclays PLC sponsored ADR (d)	5,300	59,201
Comerica, Inc.	31,898	816,270
CorpBanca SA sponsored ADR (d)	2,900	64,815
Credicorp Ltd. (NY Shares)	9,500	946,580
Credit Agricole SA	600	5,880

	Shares	Value
Grupo Financiero Galicia SA sponsored ADR	3,100	$ 36,890
Guaranty Trust Bank PLC GDR (Reg. S)	14,800	55,500
HSBC Holdings PLC sponsored ADR	1,500	65,340
Industrial & Commercial Bank of China Ltd. (H Shares)	494,000	324,862
Itau Unibanco Banco Multiplo SA sponsored ADR	180,775	3,282,874
National Australia Bank Ltd.	697	17,680
Nordea Bank AB	3,400	31,369
PT Bank Central Asia Tbk	37,000	35,692
Raiffeisen International Bank-Holding AG (d)	3,700	153,940
Standard Chartered PLC (United Kingdom)	6,945	157,877
Sumitomo Mitsui Financial Group, Inc.	5,900	174,674
Swedbank AB (A Shares)	22,200	305,479
The Jammu & Kashmir Bank Ltd.	20,167	348,027
U.S. Bancorp	6,973	161,843
UniCredit SpA	5,700	7,718
United Overseas Bank Ltd.	123,000	1,894,743
Wells Fargo & Co.	63,748	1,663,823
		12,219,652
Regional Banks - 4.8%
Banco Daycoval SA (PN)	600	3,279
Bancorp New Jersey, Inc.	300	2,853
BancTrust Financial Group, Inc. (a)	83,350	191,705
Bank of Hawaii Corp.	100	4,157
Bank of the Ozarks, Inc.	6,800	154,496
BB&T Corp.	200	4,458
Boston Private Financial Holdings, Inc.	6,000	37,380
Bridge Capital Holdings (a)	132,440	1,337,644
Canadian Western Bank, Edmonton	6,000	185,233
Cape Bancorp, Inc. (a)	3,700	30,340
Cascade Bancorp (a)(d)	2,530	25,300
CIT Group, Inc. (a)	1,864	64,438
Citizens & Northern Corp.	1,500	24,465
City Holding Co.	1,200	36,444
City National Corp.	700	31,423
CNB Financial Corp., Pennsylvania	2,300	31,188
CoBiz, Inc.	484,693	2,767,597
Cullen/Frost Bankers, Inc.	400	20,396
Fifth Third Bancorp	5,800	61,596
First Business Finance Services, Inc.	600	9,702
First Commonwealth Financial Corp.	71,700	322,650
First Horizon National Corp.	3,800	26,752
First Interstate Bancsystem, Inc.	172,031	2,097,058
First Midwest Bancorp, Inc., Delaware	1,500	13,170
FNB Corp., Pennsylvania	30,900	277,173
Glacier Bancorp, Inc.	5,486	63,144
Huntington Bancshares, Inc.	503,237	2,531,282
KeyCorp	9,300	61,752
NBT Bancorp, Inc.	400	8,128
Northrim Bancorp, Inc.	6,100	118,279
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Pacific Continental Corp.	8,218	$ 67,716
PNC Financial Services Group, Inc.	1,296	64,981
PT Bank Tabungan Negara Tbk	4,584,000	864,476
Regions Financial Corp.	1,242	5,639
Sandy Spring Bancorp, Inc.	400	6,540
Savannah Bancorp, Inc. (a)	36,200	228,422
SunTrust Banks, Inc.	3,300	65,670
Susquehanna Bancshares, Inc.	185,375	1,243,866
SVB Financial Group (a)	698	32,164
Synovus Financial Corp. (d)	42,900	62,205
TCF Financial Corp.	2,873	29,994
Texas Capital Bancshares, Inc. (a)	6,900	177,123
Umpqua Holdings Corp.	400	3,908
Valley National Bancorp (d)	13,800	164,082
Virginia Commerce Bancorp, Inc. (a)	1,700	9,945
Washington Trust Bancorp, Inc.	1,000	21,590
Webster Financial Corp.	71,400	1,292,340
Westamerica Bancorp.	100	4,241
Western Alliance Bancorp. (a)	81,310	495,178
Zions Bancorporation	1,700	29,648
		15,413,210
TOTAL COMMERCIAL BANKS		27,632,862
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	2,600	38,135
CONSUMER FINANCE - 6.9%
Consumer Finance - 6.9%
Advance America Cash Advance Centers, Inc.	726,824	6,076,249
American Express Co.	1,425	70,837
Capital One Financial Corp.	15,499	713,729
EZCORP, Inc. (non-vtg.) Class A (a)	15,100	506,605
First Cash Financial Services, Inc. (a)	13,328	622,551
Green Dot Corp. Class A (a)(d)	27,400	895,980
Nelnet, Inc. Class A	1,800	34,560
Netspend Holdings, Inc.	3,724	22,046
PT Clipan Finance Indonesia Tbk	928,000	64,122
SLM Corp.	973,550	13,366,842
		22,373,521
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	2,000	74,420
DIVERSIFIED FINANCIAL SERVICES - 14.4%
Other Diversified Financial Services - 7.2%
Bank of America Corp.	3,852	31,471

	Shares	Value
Citigroup, Inc.	483,353	$ 15,008,108
JPMorgan Chase & Co.	214,312	8,049,559
		23,089,138
Specialized Finance - 7.2%
BM&F Bovespa SA	60,400	353,989
CME Group, Inc.	54,434	14,540,410
IntercontinentalExchange, Inc. (a)	647	76,314
Moody's Corp.	500	15,415
PHH Corp. (a)	438,910	8,326,123
		23,312,251
TOTAL DIVERSIFIED FINANCIAL SERVICES		46,401,389
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	3,500	72,910
HOTELS, RESTAURANTS & LEISURE - 0.7%
Casinos & Gaming - 0.5%
MGM Mirage, Inc. (a)	151,600	1,678,212
Hotels, Resorts & Cruise Lines - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	13,100	583,736
TOTAL HOTELS, RESTAURANTS & LEISURE		2,261,948
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	100	1,631
Keppel Corp. Ltd.	4,000	30,892
		32,523
INSURANCE - 12.5%
Life & Health Insurance - 0.6%
AFLAC, Inc.	17,400	656,328
Citizens, Inc. Class A (a)	5,800	39,382
CNO Financial Group, Inc. (a)	5,200	33,436
Delphi Financial Group, Inc. Class A	1,400	33,852
FBL Financial Group, Inc. Class A	1,300	37,921
Lincoln National Corp.	1,400	29,050
MetLife, Inc.	1,900	63,840
Phoenix Companies, Inc. (a)	15,700	30,144
Ping An Insurance Group Co. China Ltd. (H Shares)	3,500	28,029
Prudential Financial, Inc.	6,426	322,649
Resolution Ltd.	143,100	619,003
StanCorp Financial Group, Inc.	900	27,495
Symetra Financial Corp.	3,000	32,160
Torchmark Corp.	900	34,389
Unum Group	1,500	35,310
		2,022,988
Multi-Line Insurance - 0.2%
American International Group, Inc. (a)	1,300	32,929
Fairfax Financial Holdings Ltd. (sub. vtg.)	100	40,329
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Multi-Line Insurance - continued
Genworth Financial, Inc. Class A (a)	4,800	$ 33,168
Hartford Financial Services Group, Inc.	16,800	321,552
Loews Corp.	9,000	338,580
		766,558
Property & Casualty Insurance - 10.4%
ACE Ltd.	74,700	4,824,126
Allstate Corp.	1,200	31,476
Assured Guaranty Ltd.	1,200	16,188
Axis Capital Holdings Ltd.	11,200	320,992
Berkshire Hathaway, Inc. Class B (a)	22,000	1,606,000
Fidelity National Financial, Inc. Class A	716,644	12,175,782
First American Financial Corp.	28,100	428,525
RLI Corp.	100	6,322
The Travelers Companies, Inc.	200	10,092
W.R. Berkley Corp.	11,800	364,502
XL Group PLC Class A	656,051	13,652,421
		33,436,426
Reinsurance - 1.3%
Arch Capital Group Ltd. (a)	28,400	956,512
Montpelier Re Holdings Ltd.	2,100	36,078
Platinum Underwriters Holdings Ltd.	25,904	815,976
Validus Holdings Ltd.	97,474	2,516,779
		4,325,345
TOTAL INSURANCE		40,551,317
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
China Finance Online Co. Ltd. ADR (a)	189,394	522,727
eBay, Inc. (a)	100	3,087
		525,814
IT SERVICES - 6.4%
Data Processing & Outsourced Services - 6.0%
Alliance Data Systems Corp. (a)	200	18,682
Cielo SA	13,100	336,562
Fidelity National Information Services, Inc.	48,600	1,369,548
Fiserv, Inc. (a)	25,038	1,397,872
MasterCard, Inc. Class A	34,424	11,349,937
Redecard SA	210,600	3,241,119
The Western Union Co.	3,900	64,428
Total System Services, Inc.	3,900	70,785
VeriFone Systems, Inc. (a)	25,952	914,029
Visa, Inc. Class A	7,400	650,312
		19,413,274

	Shares	Value
IT Consulting & Other Services - 0.4%
Accenture PLC Class A	24,600	$ 1,318,314
Cognizant Technology Solutions Corp. Class A (a)	1,117	70,874
		1,389,188
TOTAL IT SERVICES		20,802,462
MEDIA - 0.0%
Publishing - 0.0%
McGraw-Hill Companies, Inc.	144	6,064
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Equifax, Inc.	2,015	65,145
REAL ESTATE INVESTMENT TRUSTS - 12.9%
Diversified REITs - 0.2%
American Assets Trust, Inc.	16,900	340,028
Vornado Realty Trust	2,100	180,411
		520,439
Industrial REITs - 0.2%
DCT Industrial Trust, Inc.	108,100	487,531
Stag Industrial, Inc.	3,000	32,280
		519,811
Mortgage REITs - 1.0%
American Capital Agency Corp.	53,461	1,524,173
American Capital Mortgage Investment Corp.	4,800	87,360
Annaly Capital Management, Inc.	87,100	1,579,123
		3,190,656
Office REITs - 2.4%
Boston Properties, Inc.	16,400	1,710,356
Corporate Office Properties Trust (SBI)	1,200	32,148
Douglas Emmett, Inc.	30,500	550,220
Highwoods Properties, Inc. (SBI)	66,100	2,165,436
Lexington Corporate Properties Trust (d)	468,247	3,455,663
MPG Office Trust, Inc. (a)	14,400	40,032
		7,953,855
Residential REITs - 3.5%
American Campus Communities, Inc.	10,500	409,605
Apartment Investment & Management Co. Class A	165,871	4,407,192
AvalonBay Communities, Inc.	12,700	1,732,026
Camden Property Trust (SBI)	29,000	1,937,780
Campus Crest Communities, Inc.	3,100	36,642
Essex Property Trust, Inc.	600	86,130
Home Properties, Inc.	6,000	401,220
Post Properties, Inc.	9,100	380,380
UDR, Inc.	70,300	1,877,713
		11,268,688
Retail REITs - 0.7%
Federal Realty Investment Trust (SBI)	4,300	389,365
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - continued
Kimco Realty Corp.	20,100	$ 355,770
Simon Property Group, Inc.	13,700	1,609,750
		2,354,885
Specialized REITs - 4.9%
HCP, Inc.	101,800	3,795,104
Host Hotels & Resorts, Inc.	2,300	27,209
Public Storage	62,527	7,736,466
Strategic Hotel & Resorts, Inc. (a)	333,645	1,594,823
Sunstone Hotel Investors, Inc. (a)	39,200	236,768
U-Store-It Trust	35,500	381,270
Ventas, Inc.	26,907	1,438,986
Weyerhaeuser Co.	36,900	665,307
		15,875,933
TOTAL REAL ESTATE INVESTMENT TRUSTS		41,684,267
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
Diversified Real Estate Activities - 0.0%
Tejon Ranch Co. (a)	100	2,719
The St. Joe Co. (a)	200	3,688
		6,407
Real Estate Operating Companies - 0.4%
BR Malls Participacoes SA	1,900	21,185
Castellum AB	82,184	1,185,315
Thomas Properties Group, Inc. (a)	6,200	19,034
		1,225,534
Real Estate Services - 3.0%
CB Richard Ellis Group, Inc. Class A (a)	302,746	4,589,629
Jones Lang LaSalle, Inc.	75,698	5,064,953
		9,654,582
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		10,886,523
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	100	1,252
Fair Isaac Corp.	200	5,110
		6,362
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	2,200	18,524

	Shares	Value
Carver Bancorp, Inc.	300	$ 198
Cheviot Financial Corp.	26,822	232,815
Hudson City Bancorp, Inc.	2,300	14,283
People's United Financial, Inc.	3,000	35,250
		301,070
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. Class A (a)	700	37,702
TOTAL COMMON STOCKS (Cost $331,394,036)		295,121,754
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.11% (b)	20,566,998	20,566,998
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	2,907,585	2,907,585
TOTAL MONEY MARKET FUNDS (Cost $23,474,583)		23,474,583
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $354,868,619)		318,596,337
NET OTHER ASSETS (LIABILITIES) - 1.5%		4,788,657
NET ASSETS - 100%		$ 323,384,994
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,437
Fidelity Securities Lending Cash Central Fund	15,085
Total	$ 20,522
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 295,121,754	$ 293,443,618	$ 1,678,136	$ -
Money Market Funds	23,474,583	23,474,583	-	-
Total Investments in Securities:	$ 318,596,337	$ 316,918,201	$ 1,678,136	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
Bermuda	6.2%
Ireland	4.6%
Brazil	2.2%
Switzerland	1.8%
Others (Individually Less Than 1%)	2.8%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $72,824,687 of which $72,151,762 and $672,925 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending February 29, 2012 approximately $6,788,259 of losses recognized during the period November 1, 2010 to February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,767,652) - See accompanying schedule: Unaffiliated issuers (cost $331,394,036)	$ 295,121,754
Fidelity Central Funds (cost $23,474,583)	23,474,583
Total Investments (cost $354,868,619)		$ 318,596,337
Receivable for investments sold		14,649,519
Receivable for fund shares sold		580,069
Dividends receivable		307,410
Distributions receivable from Fidelity Central Funds		2,740
Other receivables		106,697
Total assets		334,242,772

Liabilities
Payable for investments purchased	$ 5,753,224
Payable for fund shares redeemed	1,923,377
Accrued management fee	147,828
Other affiliated payables	95,556
Other payables and accrued expenses	30,208
Collateral on securities loaned, at value	2,907,585
Total liabilities		10,857,778

Net Assets		$ 323,384,994
Net Assets consist of:
Paid in capital		$ 483,017,462
Undistributed net investment income		341,037
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(123,701,185)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(36,272,320)
Net Assets, for 6,365,788 shares outstanding		$ 323,384,994
Net Asset Value, offering price and redemption price per share ($323,384,994 ÷ 6,365,788 shares)		$ 50.80

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,133,593
Income from Fidelity Central Funds		20,522
Total income		2,154,115

Expenses
Management fee	$ 1,133,085
Transfer agent fees	555,253
Accounting and security lending fees	80,917
Custodian fees and expenses	30,275
Independent trustees' compensation	1,181
Registration fees	22,601
Audit	19,256
Legal	962
Interest	2,735
Miscellaneous	2,953
Total expenses before reductions	1,849,218
Expense reductions	(189,151)	1,660,067
Net investment income (loss)		494,048
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(30,529,967)
Foreign currency transactions	(347,970)
Total net realized gain (loss)		(30,877,937)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,027)	(51,311,939)
Assets and liabilities in foreign currencies	42,120
Total change in net unrealized appreciation (depreciation)		(51,269,819)
Net gain (loss)		(82,147,756)
Net increase (decrease) in net assets resulting from operations		$ (81,653,708)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 494,048	$ 1,331,263
Net realized gain (loss)	(30,877,937)	12,037,873
Change in net unrealized appreciation (depreciation)	(51,269,819)	3,872,292
Net increase (decrease) in net assets resulting from operations	(81,653,708)	17,241,428
Distributions to shareholders from net investment income	-	(1,297,143)
Share transactions Proceeds from sales of shares	50,281,908	261,286,558
Reinvestment of distributions	-	1,251,537
Cost of shares redeemed	(157,484,066)	(248,816,600)
Net increase (decrease) in net assets resulting from share transactions	(107,202,158)	13,721,495
Redemption fees	13,944	40,773
Total increase (decrease) in net assets	(188,841,922)	29,706,553

Net Assets
Beginning of period	512,226,916	482,520,363
End of period (including undistributed net investment income of $341,037 and distributions in excess of net investment income of $153,011, respectively)	$ 323,384,994	$ 512,226,916
Other Information Shares
Sold	884,423	4,241,840
Issued in reinvestment of distributions	-	21,169
Redeemed	(2,673,895)	(4,242,167)
Net increase (decrease)	(1,789,472)	20,842

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 62.81	$ 59.32	$ 33.45	$ 84.31	$ 117.33	$ 120.01
Income from Investment Operations
Net investment income (loss) D	.07	.17	.37	1.58	1.73	1.56
Net realized and unrealized gain (loss)	(12.08)	3.49	26.14	(51.12)	(27.77)	10.14
Total from investment operations	(12.01)	3.66	26.51	(49.54)	(26.04)	11.70
Distributions from net investment income	-	(.18)	(.62)	(1.22)	(1.45)	(1.29)
Distributions from net realized gain	-	-	(.03)	(.13)	(5.54)	(13.10)
Total distributions	-	(.18)	(.65)	(1.35)	(6.99)	(14.39)
Redemption fees added to paid in capital D	- I	.01	.01	.03	.01	.01
Net asset value, end of period	$ 50.80	$ 62.81	$ 59.32	$ 33.45	$ 84.31	$ 117.33
Total Return B, C	(19.12)%	6.21%	79.56%	(59.22)%	(23.05)%	10.14%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.92%	.96%	.94%	.90%	.93%
Expenses net of fee waivers, if any	.91% A	.92%	.96%	.94%	.90%	.93%
Expenses net of all reductions	.82% A	.88%	.92%	.93%	.89%	.92%
Net investment income (loss)	.24% A	.28%	.70%	2.57%	1.57%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 323,385	$ 512,227	$ 482,520	$ 227,344	$ 382,468	$ 541,576
Portfolio turnover rate F	350% A	242%	301%	129%	53%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	17.4	16.8
ACE Ltd.	8.3	8.0
Prudential Financial, Inc.	7.6	8.5
The Chubb Corp.	7.1	4.3
MetLife, Inc.	5.3	4.9
Aon Corp.	4.9	4.8
AFLAC, Inc.	4.8	4.7
Validus Holdings Ltd.	4.3	0.4
Principal Financial Group, Inc.	4.0	0.0
Hartford Financial Services Group, Inc.	3.0	2.7
	66.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Insurance	97.3%
Capital Markets	0.1%
All Others*	2.6%

As of February 28, 2011
Insurance	96.9%
Road & Rail	0.1%
All Others*	3.0%

* Includes short-term investments and net other assets.

Semiannual Report

Insurance Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CAPITAL MARKETS - 0.1%
Asset Management & Custody Banks - 0.1%
Ameriprise Financial, Inc.	500	$ 22,850
GP Investments Ltd. (depositary receipt) (a)	85,457	241,026
		263,876
INSURANCE - 97.3%
Insurance Brokers - 12.6%
Aon Corp.	224,647	10,497,754
Austbrokers Holdings Ltd.	20,489	135,190
Brasil Insurance Participacoes e Administracao SA	398,200	4,752,536
Brown & Brown, Inc.	83,900	1,762,739
Jardine Lloyd Thompson Group PLC	422,928	4,535,847
Willis Group Holdings Pub Ltd. Co.	137,873	5,394,970
		27,079,036
Life & Health Insurance - 23.4%
AFLAC, Inc.	270,800	10,214,576
MetLife, Inc.	340,175	11,429,880
Principal Financial Group, Inc.	340,000	8,622,400
Prudential Financial, Inc.	324,989	16,317,698
Torchmark Corp.	94,200	3,599,382
		50,183,936
Multi-Line Insurance - 6.1%
Assurant, Inc.	18,600	654,162
Fairfax Financial Holdings Ltd. (sub. vtg.)	13,820	5,573,446
Fortegra Financial Corp. (a)	72,702	374,415
Hartford Financial Services Group, Inc.	339,500	6,498,030
		13,100,053
Property & Casualty Insurance - 48.6%
ACE Ltd.	276,549	17,859,534
Allied World Assurance Co. Holdings Ltd.	8,300	430,770
Allstate Corp.	98,100	2,573,163
Amlin PLC	1,219,515	6,176,205
Berkshire Hathaway, Inc.:
Class A (a)	4	439,076
Class B (a)	513,669	37,497,839
Fidelity National Financial, Inc. Class A	31,700	538,583

	Shares	Value
Hanover Insurance Group, Inc.	158,100	$ 5,615,712
Hilltop Holdings, Inc. (a)	20,400	158,916
Hiscox Ltd.	215,600	1,244,186
Progressive Corp.	303,100	5,813,458
QBE Insurance Group Ltd.	106,750	1,611,917
The Chubb Corp.	245,358	15,185,207
The Travelers Companies, Inc.	100,200	5,056,092
XL Group PLC Class A	205,655	4,279,681
		104,480,339
Reinsurance - 6.6%
Everest Re Group Ltd.	40,500	3,268,350
Transatlantic Holdings, Inc.	33,600	1,701,168
Validus Holdings Ltd.	359,300	9,277,126
		14,246,644
TOTAL INSURANCE		209,090,008
TOTAL COMMON STOCKS (Cost $207,901,810)		209,353,884
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.11% (b) (Cost $5,946,169)	5,946,169	5,946,169
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $213,847,979)		215,300,053
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(438,944)
NET ASSETS - 100%		$ 214,861,109
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,236
Fidelity Securities Lending Cash Central Fund	1,717
Total	$ 4,953
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.9%
Switzerland	8.5%
Bermuda	6.5%
United Kingdom	5.0%
Ireland	4.5%
Canada	2.6%
Brazil	2.2%
Others (Individually Less Than 1%)	0.8%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $21,210,935 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $207,901,810)	$ 209,353,884
Fidelity Central Funds (cost $5,946,169)	5,946,169
Total Investments (cost $213,847,979)		$ 215,300,053
Receivable for investments sold		2,799,374
Receivable for fund shares sold		14,510
Dividends receivable		234,545
Distributions receivable from Fidelity Central Funds		464
Other receivables		4,729
Total assets		218,353,675

Liabilities
Payable for investments purchased	$ 3,239,494
Payable for fund shares redeemed	79,247
Accrued management fee	96,498
Other affiliated payables	55,697
Other payables and accrued expenses	21,630
Total liabilities		3,492,566

Net Assets		$ 214,861,109
Net Assets consist of:
Paid in capital		$ 239,457,708
Undistributed net investment income		378,445
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,428,452)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,453,408
Net Assets, for 5,097,919 shares outstanding		$ 214,861,109
Net Asset Value, offering price and redemption price per share ($214,861,109 ÷ 5,097,919 shares)		$ 42.15
Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,450,315
Interest		1
Income from Fidelity Central Funds		4,953
Total income		1,455,269

Expenses
Management fee	$ 676,109
Transfer agent fees	308,938
Accounting and security lending fees	47,581
Custodian fees and expenses	14,632
Independent trustees' compensation	662
Registration fees	13,820
Audit	17,040
Legal	359
Interest	120
Miscellaneous	961
Total expenses before reductions	1,080,222
Expense reductions	(20,244)	1,059,978
Net investment income (loss)		395,291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,155,050)
Foreign currency transactions	34,624
Total net realized gain (loss)		(4,120,426)
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,808,014)
Assets and liabilities in foreign currencies	1,011
Total change in net unrealized appreciation (depreciation)		(35,807,003)
Net gain (loss)		(39,927,429)
Net increase (decrease) in net assets resulting from operations		$ (39,532,138)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 395,291	$ 2,008,941
Net realized gain (loss)	(4,120,426)	19,205,620
Change in net unrealized appreciation (depreciation)	(35,807,003)	17,839,541
Net increase (decrease) in net assets resulting from operations	(39,532,138)	39,054,102
Distributions to shareholders from net investment income	(158,088)	(1,716,081)
Share transactions Proceeds from sales of shares	41,201,505	127,403,521
Reinvestment of distributions	154,999	1,680,552
Cost of shares redeemed	(34,861,778)	(68,548,769)
Net increase (decrease) in net assets resulting from share transactions	6,494,726	60,535,304
Redemption fees	1,679	5,979
Total increase (decrease) in net assets	(33,193,821)	97,879,304

Net Assets
Beginning of period	248,054,930	150,175,626
End of period (including undistributed net investment income of $378,445 and undistributed net investment income of $141,242, respectively)	$ 214,861,109	$ 248,054,930
Other Information Shares
Sold	876,429	2,844,414
Issued in reinvestment of distributions	3,102	36,150
Redeemed	(738,860)	(1,537,684)
Net increase (decrease)	140,671	1,342,880

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 50.04	$ 41.55	$ 23.95	$ 54.02	$ 69.38	$ 68.72
Income from Investment Operations
Net investment income (loss) D	.08	.47	.34	.51	.45	.44
Net realized and unrealized gain (loss)	(7.94)	8.36	17.60	(30.02)	(10.95)	5.25
Total from investment operations	(7.86)	8.83	17.94	(29.51)	(10.50)	5.69
Distributions from net investment income	(.03)	(.34)	(.34)	(.54)	(.30)	(.40)
Distributions from net realized gain	-	-	-	(.02)	(4.56)	(4.64)
Total distributions	(.03)	(.34)	(.34)	(.56)	(4.86)	(5.04)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 42.15	$ 50.04	$ 41.55	$ 23.95	$ 54.02	$ 69.38
Total Return B, C	(15.72)%	21.31%	74.97%	(54.83)%	(16.04)%	8.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.89% A	.93%	.99%	.97%	.93%	.98%
Expenses net of fee waivers, if any	.89% A	.93%	.99%	.97%	.93%	.98%
Expenses net of all reductions	.87% A	.91%	.97%	.97%	.93%	.98%
Net investment income (loss)	.33% A	1.05%	.96%	1.27%	.65%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,861	$ 248,055	$ 150,176	$ 76,580	$ 154,063	$ 244,251
Portfolio turnover rate F	171% A	193%	215%	426%	60%	58%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Banking Portfolio and Financial Services Portfolio. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Brokerage and Investment Management Portfolio's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended February 28, 2011, dividend income has been reduced $1,425,296 for Brokerage and Investment Management Portfolio and $619,681 for Financial Services Portfolio with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Funds. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, equity-debt classifications, partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Banking Portfolio	$ 549,055,080	$ 5,692,825	$ (134,843,421)	$ (129,150,596)
Brokerage and Investment Management Portfolio	456,072,471	7,234,123	(77,326,124)	(70,092,001)
Consumer Finance Portfolio	142,922,307	9,272,753	(16,492,764)	(7,220,011)
Financial Services Portfolio	359,827,474	5,084,977	(46,316,114)	(41,231,137)
Insurance Portfolio	216,087,086	15,032,463	(15,819,496)	(787,033)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be February 29, 2012.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	181,986,136	210,381,455
Brokerage and Investment Management Portfolio	526,564,793	626,165,084
Consumer Finance Portfolio	103,641,014	69,812,269
Financial Services Portfolio	710,775,569	843,803,512
Insurance Portfolio	214,764,436	206,125,486

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.26%	.56%
Brokerage and Investment Management Portfolio	.30%	.26%	.56%
Consumer Finance Portfolio	.30%	.26%	.56%
Financial Services Portfolio	.30%	.26%	.56%
Insurance Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.25%
Brokerage and Investment Management Portfolio	.25%
Consumer Finance Portfolio	.31%
Financial Services Portfolio	.27%
Insurance Portfolio	.25%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$ 16,595
Brokerage and Investment Management Portfolio	39,633
Consumer Finance Portfolio	7,799
Financial Services Portfolio	55,462
Insurance Portfolio	9,179

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Banking Portfolio	Borrower	$ 4,873,952.39%		$ 1,116
Brokerage and Investment Management Portfolio	Borrower	9,167,615.35%		1,156
Financial Services Portfolio	Borrower	6,937,120.37%		1,774
Insurance Portfolio	Borrower	6,109,500.35%		120

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$ 736
Brokerage and Investment Management Portfolio	814
Consumer Finance Portfolio	160
Financial Services Portfolio	731
Insurance Portfolio	387

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Banking Portfolio	$ 11,813	$ -
Brokerage and Investment Management Portfolio	13,553	-
Consumer Finance Portfolio	9,169	616
Financial Services Portfolio	15,085	-
Insurance Portfolio	1,717	-

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Banking Portfolio	$ 4,734,941.64%		$ 1,435
Brokerage and Investment Management Portfolio	5,357,000.60%		537
Financial Services Portfolio	9,710,667.59%		961

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Banking Portfolio	$ 30,940	$ 3
Brokerage and Investment Management Portfolio	49,592	-
Consumer Finance Portfolio	8,773	48
Financial Services Portfolio	189,151	-
Insurance Portfolio	20,244	-

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 22%, 11%, 25% and 23% of the total outstanding shares of Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio and Insurance Portfolio, respectively. Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 12%, 11%, 12%, and 27% of the total outstanding shares of Banking Portfolio, Consumer Finance Portfolio, Financial Services Portfolio and Insurance Portfolio, respectively. Mutual funds managed by FMR or its affiliates, were the owners of record, in the aggregate, of approximately 43%, 45% and 69% of the total outstanding shares of Banking Portfolio, Consumer Finance Portfolio and Insurance Portfolio, respectively.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Banking Portfolio
Brokerage and Investment Management Portfolio
Consumer Finance Portfolio
Financial Services Portfolio
Insurance Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Banking Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Brokerage and Investment Management Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Consumer Finance Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year, and in light of the fund's changed investment strategy.

Semiannual Report

Financial Services Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Insurance Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Banking Portfolio

Brokerage and Investment Management Portfolio

Semiannual Report

Consumer Finance Portfolio

Financial Services Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Insurance Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
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Automated line for quickest service

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Fidelity®

Select Portfolios®

Consumer Discretionary Sector

Automotive Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Multimedia Portfolio

Retailing Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Automotive Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Construction and Housing Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Consumer Discretionary Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Leisure Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Multimedia Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Retailing Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Automotive Portfolio	.90%
Actual		$ 1,000.00	$ 761.70	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.61	$ 4.57
Construction and Housing Portfolio	.97%
Actual		$ 1,000.00	$ 871.50	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.26	$ 4.93
Consumer Discretionary Portfolio	.90%
Actual		$ 1,000.00	$ 940.30	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.61	$ 4.57
Leisure Portfolio	.86%
Actual		$ 1,000.00	$ 1,008.50	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.81	$ 4.37
Multimedia Portfolio	.91%
Actual		$ 1,000.00	$ 880.60	$ 4.30
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.62
Retailing Portfolio	.91%
Actual		$ 1,000.00	$ 1,025.70	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.62

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Automotive Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Co.	11.1	10.0
Toyota Motor Corp. sponsored ADR	9.4	11.7
Honda Motor Co. Ltd. sponsored ADR	8.6	8.9
General Motors Co.	8.1	3.0
TRW Automotive Holdings Corp.	6.6	6.8
Autoliv, Inc.	4.8	3.6
Tenneco, Inc.	4.8	4.9
Dana Holding Corp.	4.5	2.9
Johnson Controls, Inc.	4.1	4.7
Delphi Corp. Class B	4.1	1.7
	66.1
Top Industries (% of fund's net assets)
As of August 31, 2011
Auto Components	53.0%
Automobiles	43.7%
Specialty Retail	1.1%
Machinery	0.7%
All Others*	1.5%

As of February 28, 2011
Auto Components	52.6%
Automobiles	42.4%
Specialty Retail	3.2%
Machinery	1.2%
All Others*	0.6%

* Includes short-term investments and net other assets.

Semiannual Report

Automotive Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AUTO COMPONENTS - 53.0%
Auto Parts & Equipment - 51.5%
American Axle & Manufacturing Holdings, Inc. (a)	231,600	$ 2,165,460
Amerigon, Inc. (a)(e)	36,300	485,331
Autoliv, Inc.	97,655	5,451,102
BorgWarner, Inc. (a)	63,900	4,561,821
Dana Holding Corp. (a)	403,300	5,142,075
Delphi Corp. Class B (a)	240	4,632,000
Drew Industries, Inc. (e)	19,700	392,227
Exide Technologies (a)	411,900	2,323,116
Federal-Mogul Corp. Class A (a)	79,424	1,410,570
Fuel Systems Solutions, Inc. (a)(e)	34,600	731,098
Gentex Corp.	84,300	2,187,164
Johnson Controls, Inc.	146,670	4,675,840
Lear Corp.	88,900	4,247,642
Magna International, Inc. Class A (sub. vtg.) (e)	114,184	4,336,706
Martinrea International, Inc. (a)	132,700	925,593
Modine Manufacturing Co. (a)	97,400	1,122,048
Spartan Motors, Inc.	92,800	425,024
Stoneridge, Inc. (a)	47,889	381,675
Tenneco, Inc. (a)	165,846	5,441,407
TRW Automotive Holdings Corp. (a)	181,000	7,545,890
		58,583,789
Tires & Rubber - 1.5%
Cooper Tire & Rubber Co. (e)	72,500	879,425
The Goodyear Tire & Rubber Co. (a)	68,326	851,342
		1,730,767
TOTAL AUTO COMPONENTS		60,314,556
AUTOMOBILES - 43.4%
Automobile Manufacturers - 40.0%
Ford Motor Co. (a)	1,136,961	12,643,006
General Motors Co.	381,754	9,173,549
General Motors Co.:
warrants 7/10/16 (a)	75,859	1,159,884
warrants 7/10/19 (a)	109,959	1,161,167
Honda Motor Co. Ltd. sponsored ADR (e)	300,700	9,763,729
Thor Industries, Inc.	40,600	902,538
Toyota Motor Corp. sponsored ADR (e)	148,900	10,696,976
		45,500,849
Motorcycle Manufacturers - 3.4%
Harley-Davidson, Inc.	98,300	3,800,278
TOTAL AUTOMOBILES		49,301,127

	Shares	Value
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Meritor, Inc. (a)	100,600	$ 850,070
SPECIALTY RETAIL - 1.1%
Automotive Retail - 1.1%
Asbury Automotive Group, Inc. (a)	35,226	662,601
Sonic Automotive, Inc. Class A (sub. vtg.) (e)	41,300	573,244
		1,235,845
TOTAL COMMON STOCKS (Cost $99,564,586)		111,701,598
Nonconvertible Bonds - 0.3%
Principal Amount
AUTOMOBILES - 0.3%
Automobile Manufacturers - 0.3%
General Motors Corp. 6.75% 5/1/28 (d) (Cost $457,506)	$ 31,005,000	337,955
Money Market Funds - 10.4%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $11,787,950)	11,787,950	11,787,950
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $111,810,042)		123,827,503
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(10,124,007)
NET ASSETS - 100%		$ 113,703,496
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 696
Fidelity Securities Lending Cash Central Fund	29,008
Total	$ 29,704
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 111,701,598	$ 107,069,598	$ 4,632,000	$ -
Nonconvertible Bonds	337,955	-	-	337,955
Money Market Funds	11,787,950	11,787,950	-	-
Total Investments in Securities:	$ 123,827,503	$ 118,857,548	$ 4,632,000	$ 337,955
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	933,086
Cost of Purchases	-
Proceeds of Sales	(10,361,706)
Amortization/Accretion	-
Transfers in to Level 3	9,766,575
Transfers out of Level 3	-
Ending Balance	$ 337,955
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ 933,086

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Significant transfers from Level 2 to Level 3 were attributable to the default of debt securities which underwent restructuring and a lack of observable market data for these securities. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.4%
Japan	18.0%
Canada	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,647,704) - See accompanying schedule: Unaffiliated issuers (cost $100,022,092)	$ 112,039,553
Fidelity Central Funds (cost $11,787,950)	11,787,950
Total Investments (cost $111,810,042)		$ 123,827,503
Receivable for investments sold		2,285,328
Receivable for fund shares sold		283,573
Dividends receivable		120,396
Distributions receivable from Fidelity Central Funds		2,437
Other receivables		4,389
Total assets		126,523,626

Liabilities
Payable to custodian bank	$ 476,098
Payable for fund shares redeemed	441,463
Accrued management fee	57,170
Other affiliated payables	39,743
Other payables and accrued expenses	17,706
Collateral on securities loaned, at value	11,787,950
Total liabilities		12,820,130

Net Assets		$ 113,703,496
Net Assets consist of:
Paid in capital		$ 93,612,956
Undistributed net investment income		39,852
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,033,353
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,017,335
Net Assets, for 3,236,776 shares outstanding		$ 113,703,496
Net Asset Value, offering price and redemption price per share ($113,703,496 ÷ 3,236,776 shares)		$ 35.13

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 925,206
Income from Fidelity Central Funds (including $29,008 from security lending)		29,704
Total income		954,910

Expenses
Management fee	$ 562,693
Transfer agent fees	246,068
Accounting and security lending fees	45,076
Custodian fees and expenses	4,311
Independent trustees' compensation	641
Registration fees	34,060
Audit	17,037
Legal	400
Interest	1,080
Miscellaneous	818
Total expenses before reductions	912,184
Expense reductions	(3,471)	908,713
Net investment income (loss)		46,197
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,922,521
Foreign currency transactions	(9,448)
Total net realized gain (loss)		8,913,073
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,868,392)
Assets and liabilities in foreign currencies	46
Total change in net unrealized appreciation (depreciation)		(60,868,346)
Net gain (loss)		(51,955,273)
Net increase (decrease) in net assets resulting from operations		$ (51,909,076)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,197	$ (375,782)
Net realized gain (loss)	8,913,073	9,012,397
Change in net unrealized appreciation (depreciation)	(60,868,346)	57,048,655
Net increase (decrease) in net assets resulting from operations	(51,909,076)	65,685,270
Distributions to shareholders from net realized gain	(4,126,474)	(3,086,154)
Share transactions Proceeds from sales of shares	44,647,092	420,037,518
Reinvestment of distributions	3,985,866	2,936,075
Cost of shares redeemed	(252,557,675)	(258,021,780)
Net increase (decrease) in net assets resulting from share transactions	(203,924,717)	164,951,813
Redemption fees	32,166	58,011
Total increase (decrease) in net assets	(259,928,101)	227,608,940

Net Assets
Beginning of period	373,631,597	146,022,657
End of period (including undistributed net investment income of $39,852 and accumulated net investment loss of $6,345, respectively)	$ 113,703,496	$ 373,631,597
Other Information Shares
Sold	1,033,974	10,011,164
Issued in reinvestment of distributions	90,158	85,450
Redeemed	(5,859,774)	(6,740,636)
Net increase (decrease)	(4,735,642)	3,355,978

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 46.87	$ 31.63	$ 10.07	$ 34.23	$ 40.24	$ 34.35
Income from Investment Operations
Net investment income (loss) D	.01	(.08)	(.06)	.42	.18	.06
Net realized and unrealized gain (loss)	(11.04)	15.94	21.67	(24.30)	(4.98)	5.85
Total from investment operations	(11.03)	15.86	21.61	(23.88)	(4.80)	5.91
Distributions from net investment income	-	-	(.07)	(.28)	(.13)	(.06)
Distributions from net realized gain	(.72)	(.63)	-	(.01)	(1.11)	-
Total distributions	(.72)	(.63)	(.07)	(.29)	(1.24)	(.06)
Redemption fees added to paid in capital D	.01	.01	.02	.01	.03	.04
Net asset value, end of period	$ 35.13	$ 46.87	$ 31.63	$ 10.07	$ 34.23	$ 40.24
Total Return B, C	(23.83)%	50.90%	215.39%	(69.99)%	(12.11)%	17.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.90% A	.91%	.99%	1.47%	1.19%	1.58%
Expenses net of fee waivers, if any	.90% A	.91%	.99%	1.15%	1.15%	1.22%
Expenses net of all reductions	.90% A	.91%	.97%	1.15%	1.15%	1.21%
Net investment income (loss)	.05% A	(.19)%	(.23)%	1.73%	.44%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 113,703	$ 373,632	$ 146,023	$ 7,581	$ 25,823	$ 47,708
Portfolio turnover rate F	23% A	91%	156%	156%	258%	256%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Home Depot, Inc.	24.4	19.0
Lowe's Companies, Inc.	9.3	16.9
Equity Residential (SBI)	9.3	7.7
Fluor Corp.	5.1	4.7
Toll Brothers, Inc.	4.6	3.9
Camden Property Trust (SBI)	4.4	1.8
Lennar Corp. Class A	3.8	3.7
Dycom Industries, Inc.	2.9	1.8
AvalonBay Communities, Inc.	2.8	1.9
D.R. Horton, Inc.	2.7	2.1
	69.3
Top Industries (% of fund's net assets)
As of August 31, 2011
Specialty Retail	33.7%
Real Estate Investment Trusts	25.9%
Construction & Engineering	18.5%
Household Durables	13.5%
Building Products	4.4%
All Others*	4.0%

As of February 28, 2011
Specialty Retail	35.9%
Construction & Engineering	23.1%
Real Estate Investment Trusts	17.6%
Household Durables	12.2%
Construction Materials	4.6%
All Others*	6.6%

* Includes short-term investments and net other assets.

Semiannual Report

Construction and Housing Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BUILDING PRODUCTS - 4.4%
Building Products - 4.4%
Lennox International, Inc.	19,500	$ 608,790
Masco Corp.	92,300	818,701
Owens Corning (a)	51,769	1,504,407
Quanex Building Products Corp.	39,043	504,045
		3,435,943
CONSTRUCTION & ENGINEERING - 18.5%
Construction & Engineering - 18.5%
AECOM Technology Corp. (a)	48,000	1,090,560
Dycom Industries, Inc. (a)	125,500	2,287,865
Fluor Corp.	66,000	4,007,520
Foster Wheeler AG (a)	82,700	2,030,285
Jacobs Engineering Group, Inc. (a)	32,100	1,195,404
KBR, Inc.	67,200	2,019,360
Shaw Group, Inc. (a)	37,550	875,291
URS Corp. (a)	28,171	987,957
		14,494,242
CONSTRUCTION MATERIALS - 0.4%
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	5,000	354,150
HOUSEHOLD DURABLES - 13.5%
Homebuilding - 13.5%
D.R. Horton, Inc.	202,237	2,127,533
Lennar Corp. Class A (d)	205,478	3,020,527
PulteGroup, Inc. (a)(d)	146,783	704,558
Ryland Group, Inc.	47,556	554,503
Standard Pacific Corp. (a)(d)	230,000	591,100
Toll Brothers, Inc. (a)(d)	209,150	3,595,289
		10,593,510
REAL ESTATE INVESTMENT TRUSTS - 25.9%
Residential REITs - 25.1%
Apartment Investment & Management Co. Class A	20,771	551,885
AvalonBay Communities, Inc.	16,369	2,232,404
BRE Properties, Inc.	8,400	422,184
Camden Property Trust (SBI)	51,800	3,461,276
Education Realty Trust, Inc.	57,600	518,400
Equity Residential (SBI)	118,600	7,255,948
Essex Property Trust, Inc.	8,200	1,177,110
Mid-America Apartment Communities, Inc.	22,890	1,636,177

	Shares	Value
Post Properties, Inc.	42,900	$ 1,793,220
UDR, Inc.	23,438	626,029
		19,674,633
Retail REITs - 0.8%
CBL & Associates Properties, Inc.	40,600	597,226
TOTAL REAL ESTATE INVESTMENT TRUSTS		20,271,859
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Diversified Real Estate Activities - 1.1%
The St. Joe Co. (a)(d)	48,700	898,028
SPECIALTY RETAIL - 33.7%
Home Improvement Retail - 33.7%
Home Depot, Inc.	573,090	19,129,744
Lowe's Companies, Inc.	364,334	7,261,177
		26,390,921
TOTAL COMMON STOCKS (Cost $80,229,708)		76,438,653
Money Market Funds - 9.8%

Fidelity Cash Central Fund, 0.11% (b)	1,554,703	1,554,703
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,148,850	6,148,850
TOTAL MONEY MARKET FUNDS (Cost $7,703,553)		7,703,553
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $87,933,261)		84,142,206
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(5,743,863)
NET ASSETS - 100%		$ 78,398,343
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 319
Fidelity Securities Lending Cash Central Fund	109,931
Total	$ 110,250
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $7,977,983 of which $2,451,853 and $5,526,130 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,888,175) - See accompanying schedule: Unaffiliated issuers (cost $80,229,708)	$ 76,438,653
Fidelity Central Funds (cost $7,703,553)	7,703,553
Total Investments (cost $87,933,261)		$ 84,142,206
Receivable for investments sold		331,923
Receivable for fund shares sold		664,692
Dividends receivable		153,523
Distributions receivable from Fidelity Central Funds		13,640
Other receivables		175
Total assets		85,306,159

Liabilities
Payable for investments purchased	$ 651,270
Payable for fund shares redeemed	31,130
Accrued management fee	34,906
Other affiliated payables	23,888
Other payables and accrued expenses	17,772
Collateral on securities loaned, at value	6,148,850
Total liabilities		6,907,816

Net Assets		$ 78,398,343
Net Assets consist of:
Paid in capital		$ 93,515,805
Undistributed net investment income		471,575
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,797,982)
Net unrealized appreciation (depreciation) on investments		(3,791,055)
Net Assets, for 2,403,164 shares outstanding		$ 78,398,343
Net Asset Value, offering price and redemption price per share ($78,398,343 ÷ 2,403,164 shares)		$ 32.62

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 818,586
Income from Fidelity Central Funds (including $109,931 from security lending)		110,250
Total income		928,836

Expenses
Management fee	$ 262,956
Transfer agent fees	136,051
Accounting and security lending fees	19,281
Custodian fees and expenses	3,480
Independent trustees' compensation	269
Registration fees	18,748
Audit	16,727
Legal	156
Miscellaneous	468
Total expenses before reductions	458,136
Expense reductions	(875)	457,261
Net investment income (loss)		471,575
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,023,824
Foreign currency transactions	(12,217)
Total net realized gain (loss)		1,011,607
Change in net unrealized appreciation (depreciation) on investment securities		(13,909,014)
Net gain (loss)		(12,897,407)
Net increase (decrease) in net assets resulting from operations		$ (12,425,832)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 471,575	$ 569,270
Net realized gain (loss)	1,011,607	5,292,320
Change in net unrealized appreciation (depreciation)	(13,909,014)	10,423,658
Net increase (decrease) in net assets resulting from operations	(12,425,832)	16,285,248
Distributions to shareholders from net investment income	-	(783,306)
Share transactions Proceeds from sales of shares	12,103,980	85,158,733
Reinvestment of distributions	-	743,388
Cost of shares redeemed	(33,481,664)	(88,789,200)
Net increase (decrease) in net assets resulting from share transactions	(21,377,684)	(2,887,079)
Redemption fees	1,467	23,680
Total increase (decrease) in net assets	(33,802,049)	12,638,543

Net Assets
Beginning of period	112,200,392	99,561,849
End of period (including undistributed net investment income of $471,575 and $0, respectively)	$ 78,398,343	$ 112,200,392
Other Information Shares
Sold	337,741	2,478,458
Issued in reinvestment of distributions	-	21,868
Redeemed	(931,906)	(2,833,936)
Net increase (decrease)	(594,165)	(333,610)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 H	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 37.43	$ 29.89	$ 18.01	$ 33.19	$ 45.98	$ 49.42
Income from Investment Operations
Net investment income (loss) D	.18	.18	.22	.31	.26	.19
Net realized and unrealized gain (loss)	(4.99)	7.63	11.91	(14.35)	(8.49)	2.28
Total from investment operations	(4.81)	7.81	12.13	(14.04)	(8.23)	2.47
Distributions from net investment income	-	(.28)	(.25)	(.30)	(.16)	(.05)
Distributions from net realized gain	-	-	-	(.85)	(4.41)	(5.87)
Total distributions	-	(.28)	(.25)	(1.15)	(4.57)	(5.92)
Redemption fees added to paid in capital D	- I	.01	- I	.01	.01	.01
Net asset value, end of period	$ 32.62	$ 37.43	$ 29.89	$ 18.01	$ 33.19	$ 45.98
Total Return B, C	(12.85)%	26.24%	67.46%	(43.68)%	(18.11)%	5.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.98%	1.01%	1.03%	.98%	1.02%
Expenses net of fee waivers, if any	.97% A	.98%	1.01%	1.03%	.98%	1.02%
Expenses net of all reductions	.97% A	.98%	1.01%	1.02%	.97%	1.02%
Net investment income (loss)	1.00% A	.55%	.84%	1.14%	.63%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,398	$ 112,200	$ 99,562	$ 82,219	$ 84,685	$ 163,981
Portfolio turnover rate F	51% A	101%	82%	85%	102%	54%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	6.6	4.4
McDonald's Corp.	5.8	3.8
Home Depot, Inc.	4.4	0.7
DIRECTV	4.2	2.8
Lowe's Companies, Inc.	3.5	5.6
Time Warner, Inc.	3.2	1.7
Target Corp.	3.2	3.6
Bed Bath & Beyond, Inc.	2.9	2.7
The Walt Disney Co.	2.9	5.7
Starbucks Corp.	2.9	2.2
	39.6
Top Industries (% of fund's net assets)
As of August 31, 2011
Specialty Retail	23.2%
Media	21.7%
Hotels, Restaurants & Leisure	21.6%
Internet & Catalog Retail	8.7%
Textiles, Apparel & Luxury Goods	6.6%
All Others*	18.2%

As of February 28, 2011
Media	27.6%
Specialty Retail	21.1%
Hotels, Restaurants & Leisure	18.7%
Internet & Catalog Retail	6.6%
Textiles, Apparel & Luxury Goods	5.0%
All Others*	21.0%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Discretionary Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
AUTO COMPONENTS - 2.5%
Auto Parts & Equipment - 2.5%
Autoliv, Inc.	29,599	$ 1,652,216
Gentex Corp.	95,814	2,485,894
TRW Automotive Holdings Corp. (a)	24,321	1,013,942
		5,152,052
AUTOMOBILES - 3.0%
Automobile Manufacturers - 3.0%
Bayerische Motoren Werke AG (BMW)	12,621	1,021,736
Ford Motor Co. (a)	457,400	5,086,288
		6,108,024
DIVERSIFIED CONSUMER SERVICES - 3.2%
Education Services - 0.3%
DeVry, Inc.	15,121	668,046
Specialized Consumer Services - 2.9%
Sotheby's Class A (Ltd. vtg.)	68,951	2,565,667
Steiner Leisure Ltd. (a)	15,153	604,453
Weight Watchers International, Inc.	45,640	2,762,133
		5,932,253
TOTAL DIVERSIFIED CONSUMER SERVICES		6,600,299
FOOD & STAPLES RETAILING - 0.2%
Hypermarkets & Super Centers - 0.2%
Costco Wholesale Corp.	6,304	495,116
HOTELS, RESTAURANTS & LEISURE - 21.6%
Casinos & Gaming - 3.9%
Las Vegas Sands Corp. (a)	105,672	4,921,145
Las Vegas Sands Corp. unit	2,360	1,844,340
MGM Mirage, Inc. (a)	116,600	1,290,762
		8,056,247
Hotels, Resorts & Cruise Lines - 2.5%
InterContinental Hotel Group PLC	58,600	987,944
Royal Caribbean Cruises Ltd.	58,700	1,523,852
Starwood Hotels & Resorts Worldwide, Inc.	58,588	2,610,681
		5,122,477
Restaurants - 15.2%
Arcos Dorados Holdings, Inc.	23,100	636,867
BJ's Restaurants, Inc. (a)	36,884	1,702,934
Bravo Brio Restaurant Group, Inc.	31,781	659,456
Darden Restaurants, Inc.	61,890	2,976,909
Dunkin' Brands Group, Inc. (a)(d)	25,460	670,616
Einstein Noah Restaurant Group, Inc.	14,951	223,816
McDonald's Corp.	131,655	11,909,511
Panera Bread Co. Class A (a)	14,449	1,663,802
Ruth's Hospitality Group, Inc. (a)	292,961	1,549,764

	Shares	Value
Starbucks Corp.	152,845	$ 5,902,874
Texas Roadhouse, Inc. Class A	229,400	3,280,420
		31,176,969
TOTAL HOTELS, RESTAURANTS & LEISURE		44,355,693
HOUSEHOLD DURABLES - 2.1%
Home Furnishings - 1.3%
Tempur-Pedic International, Inc. (a)	45,200	2,632,448
Homebuilding - 0.8%
Lennar Corp. Class A	85,589	1,258,158
Toll Brothers, Inc. (a)	30,700	527,733
		1,785,891
TOTAL HOUSEHOLD DURABLES		4,418,339
INTERNET & CATALOG RETAIL - 8.7%
Internet Retail - 8.7%
Amazon.com, Inc. (a)	63,335	13,635,392
Netflix, Inc. (a)(d)	8,694	2,043,177
Priceline.com, Inc. (a)	3,400	1,826,684
Start Today Co. Ltd.	14,100	380,509
		17,885,762
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	3,800	2,055,648
LEISURE EQUIPMENT & PRODUCTS - 0.9%
Leisure Products - 0.9%
Hasbro, Inc.	49,282	1,909,185
MEDIA - 21.7%
Advertising - 1.0%
Interpublic Group of Companies, Inc.	247,700	2,137,651
Broadcasting - 2.6%
CBS Corp. Class B	145,725	3,650,411
Discovery Communications, Inc. (a)	37,900	1,602,412
		5,252,823
Cable & Satellite - 9.8%
DIRECTV (a)	194,367	8,546,317
DISH Network Corp. Class A (a)	43,900	1,091,354
Sirius XM Radio, Inc. (a)(d)	1,055,500	1,899,900
Time Warner Cable, Inc.	68,429	4,482,100
Virgin Media, Inc.	161,141	4,086,536
		20,106,207
Movies & Entertainment - 8.3%
The Walt Disney Co.	174,967	5,959,376
Time Warner, Inc.	207,956	6,583,887
Viacom, Inc. Class B (non-vtg.)	95,741	4,618,546
		17,161,809
TOTAL MEDIA		44,658,490
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 5.0%
Department Stores - 0.5%
Marisa Lojas SA	71,800	$ 1,041,854
General Merchandise Stores - 4.5%
Dollar Tree, Inc. (a)	37,206	2,657,253
Target Corp.	125,602	6,489,855
		9,147,108
TOTAL MULTILINE RETAIL		10,188,962
SPECIALTY RETAIL - 23.2%
Apparel Retail - 6.7%
Body Central Corp.	22,400	388,640
Chico's FAS, Inc.	134,400	1,870,848
Foot Locker, Inc.	63,683	1,329,064
Foschini Ltd.	19,100	259,706
Inditex SA	6,109	520,446
Limited Brands, Inc.	88,640	3,345,274
TJX Companies, Inc.	79,650	4,350,483
Urban Outfitters, Inc. (a)	57,214	1,497,576
Workman Co. Ltd.	5,700	156,634
		13,718,671
Automotive Retail - 1.6%
Advance Auto Parts, Inc.	53,800	3,266,736
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	65,000	1,663,350
Home Improvement Retail - 8.4%
Home Depot, Inc.	269,600	8,999,248
Lowe's Companies, Inc.	366,207	7,298,506
Lumber Liquidators Holdings, Inc. (a)(d)	65,400	990,156
		17,287,910
Homefurnishing Retail - 2.9%
Bed Bath & Beyond, Inc. (a)	105,800	6,015,788
Specialty Stores - 2.8%
Tiffany & Co., Inc.	23,000	1,655,080
Tractor Supply Co.	43,723	2,683,281
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23,800	1,406,104
		5,744,465
TOTAL SPECIALTY RETAIL		47,696,920

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 6.6%
Apparel, Accessories & Luxury Goods - 5.8%
Coach, Inc.	66,412	$ 3,733,683
PVH Corp.	39,366	2,624,138
Titan Industries Ltd.	62,794	283,685
Trinity Ltd.	546,000	568,041
Vera Bradley, Inc. (d)	38,256	1,342,786
VF Corp.	29,286	3,428,219
		11,980,552
Footwear - 0.8%
NIKE, Inc. Class B	18,861	1,634,306
TOTAL TEXTILES, APPAREL & LUXURY GOODS		13,614,858
TOTAL COMMON STOCKS (Cost $186,174,599)		205,139,348
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.11% (b)	1,499,266	1,499,266
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	5,132,400	5,132,400
TOTAL MONEY MARKET FUNDS (Cost $6,631,666)		6,631,666
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $192,806,265)		211,771,014
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(5,937,068)
NET ASSETS - 100%		$ 205,833,946
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,699
Fidelity Securities Lending Cash Central Fund	26,902
Total	$ 28,601
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 205,139,348	$ 201,486,236	$ 3,653,112	$ -
Money Market Funds	6,631,666	6,631,666	-	-
Total Investments in Securities:	$ 211,771,014	$ 208,117,902	$ 3,653,112	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,871,603) - See accompanying schedule: Unaffiliated issuers (cost $186,174,599)	$ 205,139,348
Fidelity Central Funds (cost $6,631,666)	6,631,666
Total Investments (cost $192,806,265)		$ 211,771,014
Receivable for investments sold		6,971,040
Receivable for fund shares sold		145,233
Dividends receivable		363,575
Distributions receivable from Fidelity Central Funds		2,020
Other receivables		5,228
Total assets		219,258,110

Liabilities
Payable to custodian bank	$ 163,962
Payable for investments purchased	7,812,017
Payable for fund shares redeemed	128,340
Accrued management fee	93,606
Other affiliated payables	53,950
Other payables and accrued expenses	39,889
Collateral on securities loaned, at value	5,132,400
Total liabilities		13,424,164

Net Assets		$ 205,833,946
Net Assets consist of:
Paid in capital		$ 189,383,908
Undistributed net investment income		590,704
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,086,441)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,945,775
Net Assets, for 9,111,220 shares outstanding		$ 205,833,946
Net Asset Value, offering price and redemption price per share ($205,833,946 ÷ 9,111,220 shares)		$ 22.59

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,482,366
Income from Fidelity Central Funds (including $26,902 from security lending)		28,601
Total income		1,510,967

Expenses
Management fee	$ 580,610
Transfer agent fees	260,838
Accounting and security lending fees	41,409
Custodian fees and expenses	13,973
Independent trustees' compensation	559
Registration fees	20,652
Audit	18,952
Legal	286
Miscellaneous	708
Total expenses before reductions	937,987
Expense reductions	(17,724)	920,263
Net investment income (loss)		590,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $17,554)	(2,004,983)
Foreign currency transactions	(44,711)
Total net realized gain (loss)		(2,049,694)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $16,538)	(13,568,687)
Assets and liabilities in foreign currencies	(2,316)
Total change in net unrealized appreciation (depreciation)		(13,571,003)
Net gain (loss)		(15,620,697)
Net increase (decrease) in net assets resulting from operations		$ (15,029,993)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 590,704	$ 336,057
Net realized gain (loss)	(2,049,694)	11,411,359
Change in net unrealized appreciation (depreciation)	(13,571,003)	22,349,720
Net increase (decrease) in net assets resulting from operations	(15,029,993)	34,097,136
Distributions to shareholders from net investment income	-	(368,849)
Distributions to shareholders from net realized gain	(7,465,239)	(911,441)
Total distributions	(7,465,239)	(1,280,290)
Share transactions Proceeds from sales of shares	60,836,666	196,721,754
Reinvestment of distributions	7,378,227	1,230,039
Cost of shares redeemed	(42,971,674)	(104,711,980)
Net increase (decrease) in net assets resulting from share transactions	25,243,219	93,239,813
Redemption fees	2,804	15,686
Total increase (decrease) in net assets	2,750,791	126,072,345

Net Assets
Beginning of period	203,083,155	77,010,810
End of period (including undistributed net investment income of $590,704 and undistributed net investment income of $0, respectively)	$ 205,833,946	$ 203,083,155
Other Information Shares
Sold	2,482,654	8,739,845
Issued in reinvestment of distributions	302,634	50,160
Redeemed	(1,803,154)	(4,637,683)
Net increase (decrease)	982,134	4,152,322

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.98	$ 19.37	$ 11.67	$ 19.70	$ 26.85	$ 25.74
Income from Investment Operations
Net investment income (loss) D	.07	.05	.06	.10	.01	.11 G
Net realized and unrealized gain (loss)	(1.49)	5.71	7.70	(8.05)	(3.95)	3.15
Total from investment operations	(1.42)	5.76	7.76	(7.95)	(3.94)	3.26
Distributions from net investment income	-	(.05)	(.06)	(.08)	(.06)	-
Distributions from net realized gain	(.97)	(.10)	-	(.01)	(3.15)	(2.16)
Total distributions	(.97)	(.15)	(.06)	(.09)	(3.21)	(2.16)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	.01
Net asset value, end of period	$ 22.59	$ 24.98	$ 19.37	$ 11.67	$ 19.70	$ 26.85
Total Return B, C	(5.97)%	29.75%	66.54%	(40.37)%	(16.15)%	12.99%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.96%	1.10%	1.19%	1.12%	1.14%
Expenses net of fee waivers, if any	.90% A	.96%	1.10%	1.15%	1.12%	1.14%
Expenses net of all reductions	.88% A	.95%	1.08%	1.15%	1.12%	1.13%
Net investment income (loss)	.57% A	.23%	.37%	.62%	.03%	.43% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,834	$ 203,083	$ 77,011	$ 21,325	$ 24,297	$ 40,249
Portfolio turnover rate F	215% A	196%	134%	71%	108%	244%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	15.5	12.9
Starbucks Corp.	14.6	14.0
Las Vegas Sands Corp.	6.2	5.8
Carnival Corp. unit	5.8	4.7
Starwood Hotels & Resorts Worldwide, Inc.	4.9	5.7
Darden Restaurants, Inc.	4.6	0.2
Yum! Brands, Inc.	4.1	4.1
Wyndham Worldwide Corp.	4.0	5.3
Chipotle Mexican Grill, Inc.	3.6	1.4
Panera Bread Co. Class A	3.0	2.8
	66.3
Top Industries (% of fund's net assets)
As of August 31, 2011
Hotels, Restaurants & Leisure	82.0%
Diversified Consumer Services	6.9%
Leisure Equipment & Products	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Software	0.6%
All Others*	8.0%

As of February 28, 2011
Hotels, Restaurants & Leisure	84.6%
Diversified Consumer Services	7.8%
Textiles, Apparel & Luxury Goods	1.6%
Personal Products	1.3%
Software	1.2%
All Others*	3.5%

* Includes short-term investments and net other assets.

Semiannual Report

Leisure Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 6.9%
Education Services - 3.7%
DeVry, Inc.	125,300	$ 5,535,754
Global Education & Technology Group Ltd. ADR (a)	250,532	1,272,703
ITT Educational Services, Inc. (a)(d)	52,012	3,753,186
K12, Inc. (a)(d)	125,000	3,360,000
		13,921,643
Specialized Consumer Services - 3.2%
Carriage Services, Inc.	208,002	1,196,012
Steiner Leisure Ltd. (a)	127,396	5,081,826
Stewart Enterprises, Inc. Class A	277,852	1,683,783
Weight Watchers International, Inc.	73,161	4,427,704
		12,389,325
TOTAL DIVERSIFIED CONSUMER SERVICES		26,310,968
HOTELS, RESTAURANTS & LEISURE - 81.9%
Casinos & Gaming - 15.7%
Aristocrat Leisure Ltd.	3	7
Las Vegas Sands Corp. (a)	509,100	23,708,787
Las Vegas Sands Corp. unit	11,700	9,143,550
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	484,801	6,302,413
MGM Mirage, Inc. (a)	528,660	5,852,266
Penn National Gaming, Inc. (a)	27,012	1,075,348
Pinnacle Entertainment, Inc. (a)	486,500	6,674,780
Wynn Resorts Ltd.	46,132	7,137,543
		59,894,694
Hotels, Resorts & Cruise Lines - 15.2%
Carnival Corp. unit	676,105	22,331,748
Club Mediterranee SA (a)	31,500	641,708
Ctrip.com International Ltd. sponsored ADR (a)	20,580	858,598
Marcus Corp.	41,608	406,926
Starwood Hotels & Resorts Worldwide, Inc.	417,600	18,608,256
Wyndham Worldwide Corp.	474,600	15,415,008
		58,262,244
Leisure Facilities - 0.7%
Cedar Fair LP (depository unit)	140,400	2,822,040
Restaurants - 50.3%
Arcos Dorados Holdings, Inc.	21,900	603,783
BJ's Restaurants, Inc. (a)	62,600	2,890,242
Bravo Brio Restaurant Group, Inc.	76,100	1,579,075
Brinker International, Inc.	33,885	765,123
Chipotle Mexican Grill, Inc. (a)	43,609	13,665,752
Darden Restaurants, Inc.	366,100	17,609,410
Denny's Corp. (a)	533,807	2,023,129

	Shares	Value
Dominos Pizza Enterprises Ltd.	40,600	$ 315,212
Little Sheep Group Ltd.	1,314,000	1,053,131
McDonald's Corp.	657,100	59,441,266
Panera Bread Co. Class A (a)	99,300	11,434,395
Ruth's Hospitality Group, Inc. (a)	367,400	1,943,546
Spur Corp. Ltd.	1,373,500	2,651,127
Starbucks Corp.	1,446,900	55,879,278
Texas Roadhouse, Inc. Class A	338,600	4,841,980
Yum! Brands, Inc.	287,200	15,615,064
		192,311,513
TOTAL HOTELS, RESTAURANTS & LEISURE		313,290,491
HOUSEHOLD DURABLES - 0.5%
Home Furnishings - 0.1%
Man Wah Holdings Ltd.	332,800	256,470
Housewares & Specialties - 0.4%
Tupperware Brands Corp.	24,200	1,609,300
TOTAL HOUSEHOLD DURABLES		1,865,770
LEISURE EQUIPMENT & PRODUCTS - 1.3%
Leisure Products - 1.3%
Brunswick Corp.	93,400	1,484,126
Hasbro, Inc.	54,900	2,126,826
Summer Infant, Inc. (a)	208,953	1,460,581
		5,071,533
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	36,000	1,522,440
SOFTWARE - 0.6%
Application Software - 0.6%
Intuit, Inc.	45,900	2,264,247
SPECIALTY RETAIL - 0.3%
Specialty Stores - 0.3%
MarineMax, Inc. (a)(d)	163,272	1,108,617
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
Apparel, Accessories & Luxury Goods - 1.2%
Christian Dior SA	14,000	2,033,434
G-III Apparel Group Ltd. (a)	54,900	1,551,474
PVH Corp.	14,600	973,236
		4,558,144
TOTAL COMMON STOCKS (Cost $262,770,935)		355,992,210
Convertible Bonds - 0.1%
	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (Cost $300,000)	$ 300,000	$ 291,563
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	22,182,489	22,182,489
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,943,425	10,943,425
TOTAL MONEY MARKET FUNDS (Cost $33,125,914)		33,125,914
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $296,196,849)		389,409,687
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(6,873,119)
NET ASSETS - 100%		$ 382,536,568
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,993
Fidelity Securities Lending Cash Central Fund	24,402
Total	$ 28,395
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 355,992,210	$ 346,848,660	$ 9,143,550	$ -
Convertible Bonds	291,563	-	291,563	-
Money Market Funds	33,125,914	33,125,914	-	-
Total Investments in Securities:	$ 389,409,687	$ 379,974,574	$ 9,435,113	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.6%
Panama	5.8%
Cayman Islands	2.5%
Bahamas (Nassau)	1.3%
Others (Individually Less Than 1%)	1.8%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $4,269,370 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,339,300) - See accompanying schedule: Unaffiliated issuers (cost $263,070,935)	$ 356,283,773
Fidelity Central Funds (cost $33,125,914)	33,125,914
Total Investments (cost $296,196,849)		$ 389,409,687
Receivable for fund shares sold		3,945,080
Dividends receivable		657,547
Interest receivable		4,781
Distributions receivable from Fidelity Central Funds		4,496
Other receivables		2,524
Total assets		394,024,115

Liabilities
Payable for fund shares redeemed	$ 267,933
Accrued management fee	166,987
Other affiliated payables	89,917
Other payables and accrued expenses	19,285
Collateral on securities loaned, at value	10,943,425
Total liabilities		11,487,547

Net Assets		$ 382,536,568
Net Assets consist of:
Paid in capital		$ 289,746,505
Undistributed net investment income		815,072
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,237,926)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,212,917
Net Assets, for 4,160,765 shares outstanding		$ 382,536,568
Net Asset Value, offering price and redemption price per share ($382,536,568 ÷ 4,160,765 shares)		$ 91.94

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,385,340
Interest		6,375
Income from Fidelity Central Funds (including $24,402 from security lending)		28,395
Total income		2,420,110

Expenses
Management fee	$ 1,038,661
Transfer agent fees	431,868
Accounting and security lending fees	73,833
Custodian fees and expenses	9,742
Independent trustees' compensation	1,039
Registration fees	31,617
Audit	17,144
Legal	553
Interest	879
Miscellaneous	2,008
Total expenses before reductions	1,607,344
Expense reductions	(6,004)	1,601,340
Net investment income (loss)		818,770
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,100,782
Foreign currency transactions	(14,492)
Total net realized gain (loss)		5,086,290
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,172,754)
Assets and liabilities in foreign currencies	156
Total change in net unrealized appreciation (depreciation)		(7,172,598)
Net gain (loss)		(2,086,308)
Net increase (decrease) in net assets resulting from operations		$ (1,267,538)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 818,770	$ 2,293,959
Net realized gain (loss)	5,086,290	18,442,157
Change in net unrealized appreciation (depreciation)	(7,172,598)	59,702,313
Net increase (decrease) in net assets resulting from operations	(1,267,538)	80,438,429
Distributions to shareholders from net investment income	(358,648)	(2,395,694)
Distributions to shareholders from net realized gain	(19,922)	-
Total distributions	(378,570)	(2,395,694)
Share transactions Proceeds from sales of shares	106,202,922	420,614,456
Reinvestment of distributions	362,956	2,282,644
Cost of shares redeemed	(133,632,973)	(314,230,216)
Net increase (decrease) in net assets resulting from share transactions	(27,067,095)	108,666,884
Redemption fees	11,113	64,309
Total increase (decrease) in net assets	(28,702,090)	186,773,928

Net Assets
Beginning of period	411,238,658	224,464,730
End of period (including undistributed net investment income of $815,072 and undistributed net investment income of $354,950, respectively)	$ 382,536,568	$ 411,238,658
Other Information Shares
Sold	1,124,588	5,018,455
Issued in reinvestment of distributions	3,903	25,808
Redeemed	(1,473,933)	(3,745,003)
Net increase (decrease)	(345,442)	1,299,260

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 91.26	$ 69.99	$ 46.24	$ 69.03	$ 79.61	$ 80.64
Income from Investment Operations
Net investment income (loss) D	.20	.55	.43	.60	.69	.25 G
Net realized and unrealized gain (loss)	.58 H	21.22	23.73	(22.57)	(5.73)	10.52
Total from investment operations	.78	21.77	24.16	(21.97)	(5.04)	10.77
Distributions from net investment income	(.09)	(.52)	(.41)	(.54)	(.55)	(.12)
Distributions from net realized gain	(.01)	-	-	(.28)	(4.99)	(11.69)
Total distributions	(.10)	(.52)	(.41)	(.82)	(5.54)	(11.81)
Redemption fees added to paid in capital D	- K	.02	- K	- K	- K	.01
Net asset value, end of period	$ 91.94	$ 91.26	$ 69.99	$ 46.24	$ 69.03	$ 79.61
Total Return B, C	.85%	31.16%	52.35%	(32.07)%	(7.09)%	13.61%
Ratios to Average Net Assets E, I
Expenses before reductions	.86% A	.90%	.94%	.93%	.91%	.96%
Expenses net of fee waivers, if any	.86% A	.90%	.94%	.93%	.91%	.96%
Expenses net of all reductions	.86% A	.89%	.93%	.93%	.91%	.94%
Net investment income (loss)	.44% A	.66%	.70%	1.00%	.86%	.31% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,537	$ 411,239	$ 224,465	$ 159,115	$ 210,424	$ 258,340
Portfolio turnover rate F	83% A	112%	99%	120%	74%	179%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. HThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	14.0	15.2
Comcast Corp. Class A	9.6	9.5
DIRECTV	8.8	7.3
Time Warner, Inc.	8.0	7.2
News Corp. Class A	6.0	5.2
Viacom, Inc. Class B (non-vtg.)	5.0	4.7
Time Warner Cable, Inc.	5.0	2.3
CBS Corp. Class B	4.2	3.2
Virgin Media, Inc.	3.4	2.1
Discovery Communications, Inc.	2.8	1.8
	66.8
Top Industries (% of fund's net assets)
As of August 31, 2011
Media	90.8%
Internet Software & Services	5.0%
Internet & Catalog Retail	0.7%
Wireless Telecommunication Services	0.6%
All Others*	2.9%

As of February 28, 2011
Media	90.4%
Internet Software & Services	4.6%
Internet & Catalog Retail	0.9%
Software	0.8%
Wireless Telecommunication Services	0.3%
All Others*	3.0%

* Includes short-term investments and net other assets.

Semiannual Report

Multimedia Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
INTERNET & CATALOG RETAIL - 0.7%
Internet Retail - 0.7%
Priceline.com, Inc. (a)	2,200	$ 1,181,972
INTERNET SOFTWARE & SERVICES - 5.0%
Internet Software & Services - 5.0%
Active Network, Inc. (d)	47,100	762,078
AOL, Inc. (a)	42	654
Demand Media, Inc. (d)	165,400	1,430,710
Google, Inc. Class A (a)	1,800	973,728
LivePerson, Inc. (a)	74,200	871,850
Mail.ru Group Ltd.:
GDR (a)(e)	21,900	787,962
GDR (Reg. S)	29,700	1,068,606
Mercadolibre, Inc. (d)	15,200	1,024,176
Velti PLC (a)	26,600	251,636
Yandex NV	30,300	938,391
YouKu.com, Inc. ADR (a)	7,100	177,997
		8,287,788
MEDIA - 90.8%
Advertising - 5.6%
Arbitron, Inc.	200	7,510
Interpublic Group of Companies, Inc.	418,504	3,611,690
National CineMedia, Inc.	53,700	760,929
Omnicom Group, Inc.	68,800	2,789,840
ReachLocal, Inc. (a)(d)	97,100	1,412,805
WPP PLC	65,959	688,311
		9,271,085
Broadcasting - 9.9%
CBS Corp. Class B	278,600	6,978,930
Discovery Communications, Inc. (a)	110,150	4,657,142
Discovery Communications, Inc. Class C (non-vtg.) (a)	94,650	3,739,622
Scripps Networks Interactive, Inc. Class A	24,600	1,054,110
		16,429,804
Cable & Satellite - 38.9%
Comcast Corp.:
Class A	742,850	15,978,704
Class A (special) (non-vtg.)	159,000	3,364,440
DIRECTV (a)	330,513	14,532,657
DISH Network Corp. Class A (a)	131,900	3,279,034
Liberty Global, Inc.:
Class A (a)(d)	62,775	2,535,482
Class C (a)	59,400	2,292,246
Liberty Media Corp.:
Capital Series A (a)	40,600	2,895,186
Starz Series A (a)	41,650	2,868,436
Sirius XM Radio, Inc. (a)(d)	1,622,160	2,919,888
Time Warner Cable, Inc.	125,869	8,244,420
Virgin Media, Inc.	222,500	5,642,600
		64,553,093

	Shares	Value
Movies & Entertainment - 33.8%
DreamWorks Animation SKG, Inc. Class A (a)	28,200	$ 595,584
Lions Gate Entertainment Corp. (a)	86,100	599,256
Live Nation Entertainment, Inc. (a)	1,900	17,575
News Corp. Class A	579,382	10,005,927
Regal Entertainment Group Class A	500	6,535
The Walt Disney Co.	682,604	23,249,490
Time Warner, Inc.	417,766	13,226,472
Viacom, Inc. Class B (non-vtg.)	173,700	8,379,288
		56,080,127
Publishing - 2.6%
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	15,800	52,772
McGraw-Hill Companies, Inc.	103,900	4,375,229
		4,428,001
TOTAL MEDIA		150,762,110
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	25,800	994,074
TOTAL COMMON STOCKS (Cost $139,747,034)		161,225,944
Money Market Funds - 4.9%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $8,142,600)	8,142,600	8,142,600
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $147,889,634)		169,368,544
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(3,395,051)
NET ASSETS - 100%		$ 165,973,493
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $787,962 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,346
Fidelity Securities Lending Cash Central Fund	187,211
Total	$ 189,557
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 161,225,944	$ 160,537,633	$ 688,311	$ -
Money Market Funds	8,142,600	8,142,600	-	-
Total Investments in Securities:	$ 169,368,544	$ 168,680,233	$ 688,311	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,654,669) - See accompanying schedule: Unaffiliated issuers (cost $139,747,034)	$ 161,225,944
Fidelity Central Funds (cost $8,142,600)	8,142,600
Total Investments (cost $147,889,634)		$ 169,368,544
Receivable for investments sold		6,891,927
Receivable for fund shares sold		117,350
Dividends receivable		218,261
Distributions receivable from Fidelity Central Funds		20,027
Other receivables		2,402
Total assets		176,618,511

Liabilities
Payable to custodian bank	$ 1,671,617
Payable for fund shares redeemed	683,378
Accrued management fee	79,584
Other affiliated payables	49,642
Other payables and accrued expenses	18,197
Collateral on securities loaned, at value	8,142,600
Total liabilities		10,645,018

Net Assets		$ 165,973,493
Net Assets consist of:
Paid in capital		$ 145,322,128
Undistributed net investment income		369,532
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,196,871)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,478,704
Net Assets, for 3,964,745 shares outstanding		$ 165,973,493
Net Asset Value, offering price and redemption price per share ($165,973,493 ÷ 3,964,745 shares)		$ 41.86

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,142,893
Income from Fidelity Central Funds (including $187,211 from security lending)		189,557
Total income		1,332,450

Expenses
Management fee	$ 582,679
Transfer agent fees	268,388
Accounting and security lending fees	42,569
Custodian fees and expenses	5,343
Independent trustees' compensation	564
Registration fees	27,785
Audit	18,551
Legal	301
Interest	803
Miscellaneous	704
Total expenses before reductions	947,687
Expense reductions	(5,074)	942,613
Net investment income (loss)		389,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(786,803)
Foreign currency transactions	(11,412)
Total net realized gain (loss)		(798,215)
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,874,418)
Assets and liabilities in foreign currencies	(206)
Total change in net unrealized appreciation (depreciation)		(26,874,624)
Net gain (loss)		(27,672,839)
Net increase (decrease) in net assets resulting from operations		$ (27,283,002)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 389,837	$ 531,648
Net realized gain (loss)	(798,215)	6,655,221
Change in net unrealized appreciation (depreciation)	(26,874,624)	40,182,225
Net increase (decrease) in net assets resulting from operations	(27,283,002)	47,369,094
Distributions to shareholders from net investment income	(47,112)	(507,699)
Distributions to shareholders from net realized gain	(1,177,808)	-
Total distributions	(1,224,920)	(507,699)
Share transactions Proceeds from sales of shares	92,782,183	216,653,527
Reinvestment of distributions	1,178,482	493,404
Cost of shares redeemed	(105,414,929)	(134,405,987)
Net increase (decrease) in net assets resulting from share transactions	(11,454,264)	82,740,944
Redemption fees	15,226	9,440
Total increase (decrease) in net assets	(39,946,960)	129,611,779

Net Assets
Beginning of period	205,920,453	76,308,674
End of period (including undistributed net investment income of $369,532 and undistributed net investment income of $26,807, respectively)	$ 165,973,493	$ 205,920,453
Other Information Shares
Sold	1,967,384	5,457,270
Issued in reinvestment of distributions	24,978	11,609
Redeemed	(2,335,300)	(3,379,951)
Net increase (decrease)	(342,938)	2,088,928

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 47.80	$ 34.39	$ 18.27	$ 35.30	$ 47.31	$ 47.33
Income from Investment Operations
Net investment income (loss) D	.09	.14	.13 G	.06	.01	(.07)
Net realized and unrealized gain (loss)	(5.77)	13.39	16.12	(16.17)	(5.79)	6.27
Total from investment operations	(5.68)	13.53	16.25	(16.11)	(5.78)	6.20
Distributions from net investment income	(.01)	(.12)	(.13)	(.06)	-	-
Distributions from net realized gain	(.25)	-	-	(.86)	(6.23)	(6.23)
Total distributions	(.26)	(.12)	(.13)	(.92)	(6.23)	(6.23)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 41.86	$ 47.80	$ 34.39	$ 18.27	$ 35.30	$ 47.31
Total Return B, C	(11.94)%	39.37%	88.96%	(46.75)%	(13.88)%	13.73%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	.94%	1.08%	1.07%	.99%	1.04%
Expenses net of fee waivers, if any	.91% A	.94%	1.08%	1.07%	.99%	1.04%
Expenses net of all reductions	.90% A	.94%	1.07%	1.07%	.98%	1.04%
Net investment income (loss)	.37% A	.37%	.44% G	.22%	.01%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 165,973	$ 205,920	$ 76,309	$ 26,183	$ 62,141	$ 90,806
Portfolio turnover rate F	109% A	76%	40%	39%	68%	179%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects special dividends which amounted to $.10 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been .10%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	16.2	12.5
Home Depot, Inc.	7.4	12.6
TJX Companies, Inc.	5.9	6.2
Bed Bath & Beyond, Inc.	5.6	0.0
Limited Brands, Inc.	5.3	2.6
Target Corp.	5.3	4.0
Priceline.com, Inc.	4.9	5.1
AutoZone, Inc.	4.1	0.0
Foot Locker, Inc.	3.0	0.9
Lowe's Companies, Inc.	2.8	8.9
	60.5
Top Industries (% of fund's net assets)
As of August 31, 2011
Specialty Retail	53.7%
Internet & Catalog Retail	24.6%
Multiline Retail	8.0%
Textiles, Apparel & Luxury Goods	2.7%
Leisure Equipment & Products	2.1%
All Others*	8.9%

As of February 28, 2011
Specialty Retail	61.5%
Internet & Catalog Retail	21.6%
Multiline Retail	11.5%
Textiles, Apparel & Luxury Goods	2.6%
Internet Software & Services	2.0%
All Others*	0.8%

* Includes short-term investments and net other assets.

Semiannual Report

Retailing Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Office Services & Supplies - 0.2%
ACCO Brands Corp. (a)	56,068	$ 382,384
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
Steiner Leisure Ltd. (a)	35,176	1,403,171
FOOD & STAPLES RETAILING - 1.7%
Hypermarkets & Super Centers - 1.7%
Wal-Mart Stores, Inc.	72,000	3,831,120
INTERNET & CATALOG RETAIL - 24.6%
Internet Retail - 24.6%
Amazon.com, Inc. (a)	165,000	35,522,848
Expedia, Inc.	41,700	1,263,927
Netflix, Inc. (a)(d)	24,080	5,659,041
Priceline.com, Inc. (a)	19,980	10,734,455
Wotif.com Holdings Ltd. (d)	147,337	675,942
		53,856,213
LEISURE EQUIPMENT & PRODUCTS - 2.1%
Leisure Products - 2.1%
Hasbro, Inc.	118,300	4,582,942
MULTILINE RETAIL - 8.0%
Department Stores - 0.3%
Nordstrom, Inc.	14,397	654,488
General Merchandise Stores - 7.7%
Dollar Tree, Inc. (a)	75,100	5,363,642
Target Corp.	222,771	11,510,578
		16,874,220
TOTAL MULTILINE RETAIL		17,528,708
SPECIALTY RETAIL - 53.7%
Apparel Retail - 23.5%
Aeropostale, Inc. (a)	66,300	741,234
Chico's FAS, Inc.	276,686	3,851,469
Citi Trends, Inc. (a)	101,514	1,183,653
DSW, Inc. Class A (d)	29,800	1,383,018
Express, Inc.	271,305	5,179,212
Foot Locker, Inc.	315,900	6,592,833
Limited Brands, Inc.	305,995	11,548,251
rue21, Inc. (a)(d)	186,312	4,668,979
TJX Companies, Inc.	236,000	12,890,320
Urban Outfitters, Inc. (a)(d)	131,340	3,437,825
		51,476,794
Automotive Retail - 6.8%
Advance Auto Parts, Inc.	40,500	2,459,160
Asbury Automotive Group, Inc. (a)	41,445	779,580
AutoZone, Inc. (a)	29,020	8,909,140

	Shares	Value
Group 1 Automotive, Inc.	32,000	$ 1,336,000
Penske Automotive Group, Inc.	75,645	1,379,765
		14,863,645
Computer & Electronics Retail - 2.6%
Best Buy Co., Inc.	205,900	5,268,981
Carphone Warehouse Group PLC	63,300	364,881
		5,633,862
Home Improvement Retail - 10.2%
Home Depot, Inc.	485,800	16,216,004
Lowe's Companies, Inc.	313,100	6,240,083
		22,456,087
Homefurnishing Retail - 5.6%
Bed Bath & Beyond, Inc. (a)	216,300	12,298,818
Specialty Stores - 5.0%
OfficeMax, Inc. (a)	198,000	1,241,460
Sally Beauty Holdings, Inc. (a)	219,000	3,701,100
Signet Jewelers Ltd.	50,100	1,950,894
Staples, Inc.	117,500	1,731,950
Tractor Supply Co.	39,788	2,441,790
		11,067,194
TOTAL SPECIALTY RETAIL		117,796,400
TEXTILES, APPAREL & LUXURY GOODS - 2.7%
Apparel, Accessories & Luxury Goods - 2.7%
G-III Apparel Group Ltd. (a)	42,700	1,206,702
PVH Corp.	32,680	2,178,449
Vera Bradley, Inc. (d)	71,000	2,492,100
		5,877,251
TOTAL COMMON STOCKS (Cost $175,226,592)		205,258,189
Money Market Funds - 14.0%

Fidelity Cash Central Fund, 0.11% (b)	15,143,985	15,143,985
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	15,546,743	15,546,743
TOTAL MONEY MARKET FUNDS (Cost $30,690,728)		30,690,728
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $205,917,320)		235,948,917
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(16,765,560)
NET ASSETS - 100%		$ 219,183,357
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,366
Fidelity Securities Lending Cash Central Fund	17,397
Total	$ 19,763
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,463,524) - See accompanying schedule: Unaffiliated issuers (cost $175,226,592)	$ 205,258,189
Fidelity Central Funds (cost $30,690,728)	30,690,728
Total Investments (cost $205,917,320)		$ 235,948,917
Receivable for investments sold		1,947,685
Receivable for fund shares sold		6,147,368
Dividends receivable		299,821
Distributions receivable from Fidelity Central Funds		2,468
Other receivables		3,846
Total assets		244,350,105

Liabilities
Payable for investments purchased	$ 9,364,887
Payable for fund shares redeemed	95,585
Accrued management fee	89,865
Other affiliated payables	50,928
Other payables and accrued expenses	18,740
Collateral on securities loaned, at value	15,546,743
Total liabilities		25,166,748

Net Assets		$ 219,183,357
Net Assets consist of:
Paid in capital		$ 181,141,707
Undistributed net investment income		482,785
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		7,527,268
Net unrealized appreciation (depreciation) on investments		30,031,597
Net Assets, for 4,197,973 shares outstanding		$ 219,183,357
Net Asset Value, offering price and redemption price per share ($219,183,357 ÷ 4,197,973 shares)		$ 52.21

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,280,938
Income from Fidelity Central Funds (including $17,397 from security lending)		19,763
Total income		1,300,701

Expenses
Management fee	$ 507,161
Transfer agent fees	231,234
Accounting and security lending fees	36,111
Custodian fees and expenses	6,748
Independent trustees' compensation	494
Registration fees	25,535
Audit	16,988
Legal	277
Interest	52
Miscellaneous	791
Total expenses before reductions	825,391
Expense reductions	(6,637)	818,754
Net investment income (loss)		481,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,264,593
Foreign currency transactions	(36,277)
Total net realized gain (loss)		8,228,316
Change in net unrealized appreciation (depreciation) on investment securities		(6,702,107)
Net gain (loss)		1,526,209
Net increase (decrease) in net assets resulting from operations		$ 2,008,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 481,947	$ 324,323
Net realized gain (loss)	8,228,316	12,484,030
Change in net unrealized appreciation (depreciation)	(6,702,107)	14,023,572
Net increase (decrease) in net assets resulting from operations	2,008,156	26,831,925
Distributions to shareholders from net investment income	(205,757)	(39,463)
Distributions to shareholders from net realized gain	(8,318,419)	(5,248,627)
Total distributions	(8,524,176)	(5,288,090)
Share transactions Proceeds from sales of shares	111,831,238	207,559,950
Reinvestment of distributions	8,258,793	5,100,239
Cost of shares redeemed	(61,504,531)	(204,551,707)
Net increase (decrease) in net assets resulting from share transactions	58,585,500	8,108,482
Redemption fees	19,409	33,591
Total increase (decrease) in net assets	52,088,889	29,685,908

Net Assets
Beginning of period	167,094,468	137,408,560
End of period (including undistributed net investment income of $482,785 and undistributed net investment income of $206,595, respectively)	$ 219,183,357	$ 167,094,468
Other Information Shares
Sold	2,107,656	4,185,398
Issued in reinvestment of distributions	155,562	103,790
Redeemed	(1,177,887)	(4,222,320)
Net increase (decrease)	1,085,331	66,868

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 53.68	$ 45.11	$ 26.48	$ 36.57	$ 54.98	$ 50.78
Income from Investment Operations
Net investment income (loss) D	.14	.09	.11	.21	(.01)	.30 G
Net realized and unrealized gain (loss)	1.28	9.81	20.74	(10.11)	(10.59)	7.46
Total from investment operations	1.42	9.90	20.85	(9.90)	(10.60)	7.76
Distributions from net investment income	(.07)	(.01)	(.11)	(.20)	(.22)	-
Distributions from net realized gain	(2.83)	(1.33)	(2.11)	-	(7.60)	(3.58)
Total distributions	(2.90)	(1.34)	(2.22)	(.20)	(7.82)	(3.58)
Redemption fees added to paid in capital D	.01	.01	- J	.01	.01	.02
Net asset value, end of period	$ 52.21	$ 53.68	$ 45.11	$ 26.48	$ 36.57	$ 54.98
Total Return B, C	2.57%	22.24%	79.26%	(27.09)%	(21.43)%	15.79%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	.93%	.96%	1.07%	1.02%	1.06%
Expenses net of fee waivers, if any	.91% A	.93%	.96%	1.07%	1.02%	1.06%
Expenses net of all reductions	.90% A	.93%	.94%	1.06%	1.02%	1.06%
Net investment income (loss)	.53% A	.18%	.27%	.63%	(.02)%	.58% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,183	$ 167,094	$ 137,409	$ 40,335	$ 48,038	$ 83,843
Portfolio turnover rate F	236% A	191%	281%	504%	260%	202%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.37 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.13)%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IFor the year ended February 29. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Automotive Portfolio	$ 112,447,028	$ 23,448,151	$ (12,067,676)	$ 11,380,475
Construction and Housing Portfolio	92,408,862	5,535,259	(13,801,915)	(8,266,656)
Consumer Discretionary Portfolio	194,907,478	26,431,051	(9,567,515)	16,863,536
Leisure Portfolio	297,654,223	103,233,709	(11,478,245)	91,755,464
Multimedia Portfolio	148,878,015	27,131,063	(6,640,534)	20,490,529
Retailing Portfolio	207,793,633	37,413,674	(9,258,390)	28,155,284

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	24,378,609	231,703,582
Construction and Housing Portfolio	24,172,466	46,355,137
Consumer Discretionary Portfolio	245,463,784	226,299,591
Leisure Portfolio	155,922,015	204,222,097
Multimedia Portfolio	112,225,046	123,046,332
Retailing Portfolio	253,868,592	218,464,978

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.26%	.56%
Construction and Housing Portfolio	.30%	.26%	.56%
Consumer Discretionary Portfolio	.30%	.26%	.56%
Leisure Portfolio	.30%	.26%	.56%
Multimedia Portfolio	.30%	.26%	.56%
Retailing Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.24%
Construction and Housing Portfolio	.29%
Consumer Discretionary Portfolio	.25%
Leisure Portfolio	.23%
Multimedia Portfolio	.26%
Retailing Portfolio	.25%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$ 5,552
Construction and Housing Portfolio	3,921
Consumer Discretionary Portfolio	13,232
Leisure Portfolio	10,568
Multimedia Portfolio	4,431
Retailing Portfolio	8,781

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Automotive Portfolio	Borrower	$ 6,577,188.37%		$ 1,080
Leisure Portfolio	Borrower	6,756,583.39%		879
Multimedia Portfolio	Borrower	4,208,000.36%		751
Retailing Portfolio	Borrower	5,325,000.35%		52

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$ 467
Construction and Housing Portfolio	163
Consumer Discretionary Portfolio	326
Leisure Portfolio	631
Multimedia Portfolio	309
Retailing Portfolio	283

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Multimedia Portfolio	$ 1,784	$ 254,026

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Multimedia Portfolio	$ 635,400.59%		$ 52

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. All of the applicable expense reductions are noted in the table below.

Brokerage Service reduction

Automotive Portfolio	$ 3,471
Construction and Housing Portfolio	875
Consumer Discretionary Portfolio	17,724
Leisure Portfolio	6,004
Multimedia Portfolio	5,074
Retailing Portfolio	6,637

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP Funds Manager 60% Portfolio was the owner of record of approximately 11%, 14% and 29% of the total outstanding shares of Construction and Housing Portfolio, Multimedia Portfolio and Consumer Discretionary Portfolio, respectively. In addition, at the end of the period, Strategic Advisers U.S. Opportunity Fund was the owner of record of approximately 12%, 27%, 13%, and 12% of the total outstanding shares of Multimedia Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio and Retailing Portfolio, respectively. Mutual funds managed by FMR or its affiliates, were the owners of record, in the aggregate, of approximately 74%, 22% and 21% of the total outstanding shares of Consumer Discretionary Portfolio, Multimedia Portfolio and Retailing Portfolio, respectively.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Automotive Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Multimedia Portfolio
Retailing Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees, reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Automotive Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Construction and Housing Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Consumer Discretionary Portfolio

The Board noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Leisure Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Multimedia Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Retailing Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Automotive Portfolio

Construction and Housing Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Discretionary Portfolio

Leisure Portfolio

Semiannual Report

Multimedia Portfolio

Retailing Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELCON-USAN-1011
1.813636.106

Fidelity®

Select Portfolios®

Materials Sector

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Chemicals	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Chemicals Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.85%	$ 1,000.00	$ 965.60	$ 4.20
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.86	$ 4.32

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Chemicals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Praxair, Inc.	10.4	7.0
Dow Chemical Co.	8.1	9.4
Monsanto Co.	8.0	7.0
E.I. du Pont de Nemours & Co.	7.8	9.8
The Mosaic Co.	7.0	1.2
CF Industries Holdings, Inc.	5.5	4.3
Ecolab, Inc.	5.0	2.3
LyondellBasell Industries NV Class A	4.3	2.5
Celanese Corp. Class A	4.3	4.7
Air Products & Chemicals, Inc.	4.2	5.3
	64.6
Top Industries (% of fund's net assets)
As of August 31, 2011
Chemicals	94.1%
Commercial Services & Supplies	0.7%
Energy Equipment & Services	0.3%
Oil, Gas & Consumable Fuels	0.0%
All Others*	4.9%

As of February 28, 2011
Chemicals	84.1%
Oil, Gas & Consumable Fuels	3.2%
Metals & Mining	2.1%
Construction & Engineering	2.0%
Food Products	1.1%
All Others*	7.5%

* Includes short-term investments and net other assets.

Semiannual Report

Chemicals Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CHEMICALS - 94.1%
Commodity Chemicals - 2.8%
Arkema SA	94,800	$ 7,361,308
Westlake Chemical Corp. (d)	310,895	14,285,625
		21,646,933
Diversified Chemicals - 28.9%
Ashland, Inc.	450,800	23,896,908
BASF AG	98,431	7,023,879
Cabot Corp.	368,554	12,689,314
Dow Chemical Co.	2,162,838	61,532,741
E.I. du Pont de Nemours & Co.	1,224,700	59,116,269
Eastman Chemical Co.	72,700	6,014,471
Olin Corp.	777,200	15,497,368
PPG Industries, Inc.	190,400	14,582,736
Solutia, Inc. (a)	1,133,713	19,703,932
		220,057,618
Fertilizers & Agricultural Chemicals - 22.4%
CF Industries Holdings, Inc.	228,525	41,778,941
Monsanto Co.	884,240	60,950,663
Potash Corp. of Saskatchewan, Inc.	254,300	14,662,763
The Mosaic Co.	745,442	53,023,289
		170,415,656
Industrial Gases - 15.8%
Air Products & Chemicals, Inc.	394,100	32,264,967
Airgas, Inc.	145,800	9,459,504
Praxair, Inc.	802,060	78,994,891
		120,719,362
Specialty Chemicals - 24.2%
Celanese Corp. Class A	689,461	32,411,562
Cytec Industries, Inc.	268,843	12,205,472
Ecolab, Inc. (d)	708,999	38,002,346
Innophos Holdings, Inc.	263,390	10,959,658
LyondellBasell Industries NV Class A	955,478	33,107,313
Nalco Holding Co.	307,600	11,384,276
Rockwood Holdings, Inc. (a)	168,000	8,568,000
Sherwin-Williams Co.	108,300	8,202,642
Sigma Aldrich Corp.	131,000	8,435,090
W.R. Grace & Co. (a)	542,384	21,380,777
		184,657,136
TOTAL CHEMICALS		717,496,705
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Environmental & Facility Services - 0.7%
Swisher Hygiene, Inc.	549,240	2,455,103

	Shares	Value
Swisher Hygiene, Inc. (Canada) (a)(d)	559,700	$ 2,509,276
		4,964,379
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Drilling - 0.3%
Ocean Rig UDW, Inc. (a)	166,100	2,476,933
OIL, GAS & CONSUMABLE FUELS - 0.0%
Oil & Gas Storage & Transport - 0.0%
Atlas Pipeline Partners, LP	45	1,369
TOTAL COMMON STOCKS (Cost $670,605,776)		724,939,386
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.11% (b)	34,474,254	34,474,254
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	35,316,825	35,316,825
TOTAL MONEY MARKET FUNDS (Cost $69,791,079)		69,791,079
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $740,396,855)		794,730,465
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(32,136,169)
NET ASSETS - 100%		$ 762,594,296
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,858
Fidelity Securities Lending Cash Central Fund	261,006
Total	$ 281,864
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $6,136,346 all of which will expire in fiscal 2019. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,065,953) - See accompanying schedule: Unaffiliated issuers (cost $670,605,776)	$ 724,939,386
Fidelity Central Funds (cost $69,791,079)	69,791,079
Total Investments (cost $740,396,855)		$ 794,730,465
Receivable for investments sold		13,353,797
Receivable for fund shares sold		4,420,407
Dividends receivable		1,165,581
Distributions receivable from Fidelity Central Funds		23,793
Other receivables		4,287
Total assets		813,698,330

Liabilities
Payable for investments purchased	$ 14,308,149
Payable for fund shares redeemed	944,493
Accrued management fee	337,946
Other affiliated payables	176,792
Other payables and accrued expenses	19,829
Collateral on securities loaned, at value	35,316,825
Total liabilities		51,104,034

Net Assets		$ 762,594,296
Net Assets consist of:
Paid in capital		$ 701,823,101
Undistributed net investment income		3,470,726
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,966,859
Net unrealized appreciation (depreciation) on investments		54,333,610
Net Assets, for 7,832,848 shares outstanding		$ 762,594,296
Net Asset Value, offering price and redemption price per share ($762,594,296 ÷ 7,832,848 shares)		$ 97.36

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 6,464,317
Interest		7
Income from Fidelity Central Funds		281,864
Total income		6,746,188

Expenses
Management fee	$ 2,157,039
Transfer agent fees	904,920
Accounting and security lending fees	136,740
Custodian fees and expenses	11,861
Independent trustees' compensation	2,037
Registration fees	58,502
Audit	22,505
Legal	1,006
Interest	645
Miscellaneous	2,998
Total expenses before reductions	3,298,253
Expense reductions	(56,434)	3,241,819
Net investment income (loss)		3,504,369
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,909,039
Foreign currency transactions	2,259
Total net realized gain (loss)		21,911,298
Change in net unrealized appreciation (depreciation) on investment securities		(61,651,962)
Net gain (loss)		(39,740,664)
Net increase (decrease) in net assets resulting from operations		$ (36,236,295)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,504,369	$ 3,940,718
Net realized gain (loss)	21,911,298	17,783,542
Change in net unrealized appreciation (depreciation)	(61,651,962)	138,994,021
Net increase (decrease) in net assets resulting from operations	(36,236,295)	160,718,281
Distributions to shareholders from net investment income	(150,501)	(3,360,209)
Distributions to shareholders from net realized gain	-	(10,408,869)
Total distributions	(150,501)	(13,769,078)
Share transactions Proceeds from sales of shares	387,128,206	331,258,688
Reinvestment of distributions	145,139	13,366,343
Cost of shares redeemed	(280,688,053)	(217,023,388)
Net increase (decrease) in net assets resulting from share transactions	106,585,292	127,601,643
Redemption fees	63,488	19,986
Total increase (decrease) in net assets	70,261,984	274,570,832

Net Assets
Beginning of period	692,332,312	417,761,480
End of period (including undistributed net investment income of $3,470,726 and undistributed net investment income of $116,858, respectively)	$ 762,594,296	$ 692,332,312
Other Information Shares
Sold	3,742,328	3,814,779
Issued in reinvestment of distributions	1,375	162,366
Redeemed	(2,775,858)	(2,650,727)
Net increase (decrease)	967,845	1,326,418

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 100.85	$ 75.43	$ 42.74	$ 81.31	$ 70.60	$ 69.50
Income from Investment Operations
Net investment income (loss) D	.47	.69	1.00 G	.73	.85	.82 H
Net realized and unrealized gain (loss)	(3.95)	27.20	32.77	(38.63)	12.80	11.08
Total from investment operations	(3.48)	27.89	33.77	(37.90)	13.65	11.90
Distributions from net investment income	(.02)	(.57)	(1.08)	(.68)	(.49)	(.87)
Distributions from net realized gain	-	(1.91)	-	(.02)	(2.46)	(9.96)
Total distributions	(.02)	(2.47) L	(1.08)	(.70)	(2.95)	(10.83)
Redemption fees added to paid in capital D	.01	- K	- K	.03	.01	.03
Net asset value, end of period	$ 97.36	$ 100.85	$ 75.43	$ 42.74	$ 81.31	$ 70.60
Total Return B,C	(3.44)%	37.74%	79.15%	(46.68)%	19.40%	18.51%
Ratios to Average Net Assets E,I
Expenses before reductions	.85% A	.90%	.96%	.91%	.93%	1.06%
Expenses net of fee waivers, if any	.85% A	.90%	.96%	.91%	.93%	1.06%
Expenses net of all reductions	.84% A	.89%	.95%	.90%	.93%	1.06%
Net investment income (loss)	.91% A	.84%	1.53% G	1.05%	1.08%	1.19% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 762,594	$ 692,332	$ 417,761	$ 243,144	$ 320,835	$ 119,675
Portfolio turnover rate F	130% A	108%	228%	201%	65%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%. H Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.47 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $1.905 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 81,433,565
Gross unrealized depreciation	(37,644,967)
Net unrealized appreciation (depreciation) on securities and other investments	$ 43,788,598

Tax cost	$ 750,941,867

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $604,849,677 and $491,813,247, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,269 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,426,250.34%		$ 645

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,105 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations

Semiannual Report

7. Security Lending - continued

as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $261,006. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,415 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 1,064.40	$ 5.86
Hypothetical A		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.42%
Actual		$ 1,000.00	$ 1,062.90	$ 7.36
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.20
Class B	1.89%
Actual		$ 1,000.00	$ 1,060.20	$ 9.79
Hypothetical A		$ 1,000.00	$ 1,015.63	$ 9.58
Class C	1.86%
Actual		$ 1,000.00	$ 1,060.40	$ 9.63
Hypothetical A		$ 1,000.00	$ 1,015.79	$ 9.42
Gold	.87%
Actual		$ 1,000.00	$ 1,065.60	$ 4.52
Hypothetical A		$ 1,000.00	$ 1,020.76	$ 4.42
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,066.00	$ 4.21
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Barrick Gold Corp.	11.9	11.5
Goldcorp, Inc.	11.0	12.2
Newcrest Mining Ltd.	9.0	9.6
Newmont Mining Corp.	7.9	5.0
Kinross Gold Corp.	5.6	5.9
AngloGold Ashanti Ltd. sponsored ADR	4.7	6.8
Agnico-Eagle Mines Ltd. (Canada)	4.0	3.8
Yamana Gold, Inc.	3.3	3.5
Gold Fields Ltd.	3.2	2.9
Eldorado Gold Corp.	3.1	3.2
	63.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Gold	97.9%
Precious Metals & Minerals	1.2%
Coal & Consumable Fuels	0.3%
Diversified Metals & Mining	0.2%
Construction & Engineering	0.2%
All Others*	0.2%

As of February 28, 2011
Gold	95.8%
Precious Metals & Minerals	2.6%
Diversified Metals & Mining	0.4%
Steel	0.1%
Construction & Engineering	0.1%
All Others*	1.0%

* Includes short-term investments and net other assets.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 12.2%
METALS & MINING - 12.2%
Diversified Metals & Mining - 0.0%
Ampella Mining Ltd. (a)	150,000	$ 318,414
Gryphon Minerals Ltd. (a)	100,000	184,472
Sandfire Resources NL (a)	179,167	1,408,269
		1,911,155
Gold - 12.2%
Catalpa Resources Ltd. (a)	470,000	779,058
Centamin Egypt Ltd. (United Kingdom) (a)	10,006,900	16,979,896
CGA Mining Ltd.:
(Australia) (a)	18,920	52,808
(Canada) (a)	250,000	737,847
Intrepid Mines Ltd.:
(Australia) (a)	8,539,767	13,972,613
(Canada) (a)	320,000	522,876
Kingsgate Consolidated NL (d)	3,585,767	34,971,727
Kula Gold Ltd.	26,245	47,713
Medusa Mining Ltd.	3,027,885	26,066,063
Newcrest Mining Ltd.	10,412,992	448,210,058
Perseus Mining Ltd.:
(Australia) (a)	4,949,308	19,054,044
(Canada) (a)	1,300,000	5,031,659
Regis Resources Ltd. (a)(d)	2,125,000	6,658,352
Resolute Mining Ltd. (a)	5,341,661	9,282,605
St Barbara Ltd. (a)	5,929,676	13,126,275
Troy Resources NL (a)(e)	2,300,000	11,110,090
		606,603,684
TOTAL METALS & MINING		608,514,839
Bailiwick of Jersey - 3.7%
METALS & MINING - 3.7%
Gold - 3.7%
Polyus Gold International Ltd. sponsored GDR (a)	9,963,190	35,369,325
Randgold Resources Ltd. sponsored ADR (d)	1,406,867	148,494,812
		183,864,137
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	75,100	525,363
Canada - 58.1%
METALS & MINING - 58.1%
Diversified Metals & Mining - 0.2%
Barisan Gold Corp. (a)	1,250	626
Barisan Gold Corp. rights 9/19/11 (a)	1,250	13
Clifton Star Resources, Inc. (a)	25,000	74,040
East Asia Minerals Corp. (a)	5,000	5,413
Galway Resources Ltd. (a)	15,000	21,293

	Shares	Value
Kimber Resources, Inc. (a)	16,100	$ 27,294
Kimber Resources, Inc. (a)(e)	5,832,000	9,886,765
Rio Alto Mining Ltd. (a)	190,000	469,567
Sabina Gold & Silver Corp. (a)	235,000	1,197,559
Southern Arc Minerals, Inc. (a)	30,000	34,007
Trelawney Mining and Exploration, Inc. (a)	250,000	1,085,069
		12,801,646
Gold - 56.7%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,850,000	197,014,399
Alacer Gold Corp. (a)	3,074,063	34,564,373
Alamos Gold, Inc.	2,008,800	38,444,559
Argonaut Gold, Inc. (a)	699,800	4,473,803
ATAC Resources Ltd. (a)	37,200	288,725
AuRico Gold, Inc. (a)	2,892,500	33,970,333
Aurizon Mines Ltd. (a)	2,626,900	16,579,087
Avion Gold Corp. (a)	5,020,000	11,534,926
B2Gold Corp. (a)	3,857,400	14,654,338
Banro Corp. (a)	555,000	2,629,902
Barrick Gold Corp. (d)	11,666,119	593,909,345
Bearing Resources Ltd. (a)	29,687	21,222
Canaco Resources, Inc.	1,225,000	3,715,533
Canaco Resources, Inc. (e)	561,600	1,703,382
Centerra Gold, Inc.	2,311,200	48,669,265
China Gold International Resources Corp. Ltd. (a)	70,000	338,133
Colossus Minerals, Inc. (a)	1,066,100	6,837,324
Corvus Gold, Inc. (a)	138,350	81,948
Detour Gold Corp. (a)	498,000	18,685,172
Detour Gold Corp. (a)(e)	785,900	29,487,302
Eco Oro Minerals Corp. (a)	271,000	570,118
Eldorado Gold Corp.	7,806,013	155,530,345
European Goldfields Ltd. (a)	1,991,700	23,899,587
Exeter Resource Corp. (a)	238,000	1,071,875
Extorre Gold Mines Ltd. (a)	423,000	4,142,739
Extorre Gold Mines Ltd. (a)(e)	61,300	600,354
Franco-Nevada Corp.	1,824,900	78,627,993
Gabriel Resources Ltd. (a)	495,000	3,579,044
Goldcorp, Inc.	10,581,900	551,140,624
Gran Colombia Gold Corp. (a)	1,665,000	1,224,265
Great Basin Gold Ltd. (a)(d)	6,712,900	15,082,087
Guyana Goldfields, Inc. (a)	1,253,000	12,079,575
Guyana Goldfields, Inc. (a)(e)	155,000	1,494,281
IAMGOLD Corp.	6,033,700	124,654,566
International Minerals Corp.:
(Canada) (a)	152,100	1,149,449
(Switzerland) (a)	15,000	116,315
International Tower Hill Mines Ltd. (a)	536,700	4,346,437
Jaguar Mining, Inc. (a)(d)	399,700	2,489,961
Keegan Resources, Inc. (a)	30,000	239,890
Kinross Gold Corp.	16,107,091	280,130,474
Kinross Gold Corp. warrants 9/17/14 (a)	375,441	1,150,248
Kirkland Lake Gold, Inc. (a)	679,500	13,871,737
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Lake Shore Gold Corp. (a)	2,851,600	$ 6,581,511
Levon Resources Ltd. (a)	257,500	389,195
Minefinders Corp. Ltd. (a)	753,000	12,234,712
Nevsun Resources Ltd.	525,000	3,597,580
New Gold, Inc. (a)	6,521,800	88,582,455
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	284,117
Northgate Minerals Corp. (a)	4,089,900	16,832,411
Novagold Resources, Inc. (a)(d)	2,518,200	25,794,063
OceanaGold Corp. (a)	595,000	1,458,333
Osisko Mining Corp. (a)	1,732,000	25,329,085
Osisko Mining Corp. (a)(e)	3,000,000	43,872,549
Pilot Gold, Inc. (a)	91,250	202,219
Premier Gold Mines Ltd. (a)	1,486,800	10,400,919
Primero Mining Corp. (a)	534,300	1,904,317
Queenston Mining, Inc. (a)	135,000	827,206
Rainy River Resources Ltd. (a)	155,000	1,742,800
Riva Gold Corp. (a)	10,000	5,923
Romarco Minerals, Inc. (a)	2,610,000	3,918,199
Rubicon Minerals Corp. (a)	2,201,352	9,374,630
San Gold Corp. (a)	2,887,400	8,462,866
Seabridge Gold, Inc. (a)	645,905	18,905,643
SEMAFO, Inc. (a)	4,705,000	39,064,185
Sulliden Gold Corp. Ltd. (a)	10,000	19,710
Tanzanian Royalty Exploration Corp. (a)	5,000	29,003
Teranga Gold Corp. CDI unit	3,336,069	7,991,407
Tigray Resources, Inc.	357,320	364,910
Torex Gold Resources, Inc. (a)	1,300,000	2,243,668
Yamana Gold, Inc.	10,284,000	162,787,990
		2,827,996,641
Precious Metals & Minerals - 1.2%
Dalradian Resources, Inc. (a)	25,000	37,531
First Majestic Silver Corp. (a)	10,000	240,400
Fortuna Mines, Inc. (a)	40,000	243,873
Orko Silver Corp. (a)	446,000	1,175,123
Pan American Silver Corp.	536,987	17,580,955
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2,165,664
Pretium Resources, Inc. (a)(f)	450,000	4,627,757
Pretium Resources, Inc. warrants 4/7/12 (a)(f)	225,000	236,673
Silver Standard Resources, Inc. (a)	618,600	17,549,686
Silver Wheaton Corp.	374,100	14,827,227
Tahoe Resources, Inc. (a)	50,500	959,252
Wildcat Silver Corp. (a)	30,000	49,939
		59,694,080
TOTAL METALS & MINING		2,900,492,367

	Shares	Value
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd.	2,925,000	$ 2,995,742
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,773,900	29,860,511
Zijin Mining Group Co. Ltd. (H Shares)	118,078,000	54,900,954
		84,761,465
Japan - 0.0%
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	5,100	125,017
Peru - 1.9%
METALS & MINING - 1.9%
Gold - 1.9%
Compania de Minas Buenaventura SA sponsored ADR	2,082,000	97,500,060
Russia - 0.0%
METALS & MINING - 0.0%
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	19,300	422,477
South Africa - 9.4%
METALS & MINING - 9.4%
Gold - 9.4%
AngloGold Ashanti Ltd. sponsored ADR (d)	5,157,952	231,385,727
Gold Fields Ltd.	55,000	920,061
Gold Fields Ltd. sponsored ADR (d)	9,431,026	156,272,101
Harmony Gold Mining Co. Ltd.	1,484,000	19,966,484
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,441,800	59,386,866
		467,931,239
United Kingdom - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
African Barrick Gold Ltd.	223,300	1,981,518
Avocet Mining PLC	10,000	44,247
Petropavlovsk PLC	2,485,929	35,198,517
		37,224,282
United States of America - 10.9%
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Fluor Corp.	166,300	10,097,736
Common Stocks - continued
	Shares	Value
United States of America - continued
METALS & MINING - 10.4%
Gold - 10.4%
Allied Nevada Gold Corp. (a)	1,225,100	$ 50,878,403
Allied Nevada Gold Corp. (Canada) (a)	20,000	827,614
Newmont Mining Corp.	6,297,150	394,327,533
Royal Gold, Inc. (d)	816,713	62,625,553
US Gold Corp. (a)(d)	1,310,100	8,109,519
		516,768,622
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	15,000	426,750
Gold Resource Corp. (d)	30,000	707,100
		1,133,850
TOTAL METALS & MINING		517,902,472
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. (a)	431,700	14,276,319
TOTAL UNITED STATES OF AMERICA		542,276,527
TOTAL COMMON STOCKS (Cost $3,320,367,176)		4,926,633,515
Commodities - 1.1%
	Troy Ounces
Gold Bullion (a) (Cost $36,154,400)	30,500	55,661,585
Money Market Funds - 13.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $676,957,519)	676,957,519	$ 676,957,519
TOTAL INVESTMENT PORTFOLIO - 113.4% (Cost $4,033,479,095)		5,659,252,619
NET OTHER ASSETS (LIABILITIES) - (13.4)%		(669,031,488)
NET ASSETS - 100%		$ 4,990,221,131
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,438,840 or 2.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,864,430 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 4,344,586
Pretium Resources, Inc. warrants 4/7/12	3/31/11	$ 296,025
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,448
Fidelity Securities Lending Cash Central Fund	379,742
Total	$ 392,190
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 26,107,166	$ 21,602,292	$ -	$ -	$ 55,657,546
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 4,926,633,515	$ 4,900,386,507	$ 23,177,226	$ 3,069,782
Commodities	55,661,585	55,661,585	-	-
Money Market Funds	676,957,519	676,957,519	-	-
Total Investments in Securities:	$ 5,659,252,619	$ 5,633,005,611	$ 23,177,226	$ 3,069,782
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,464,645)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	4,534,427
Transfers out of Level 3	-
Ending Balance	$ 3,069,782
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (1,464,645)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio

Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $648,260,324) - See accompanying schedule: Unaffiliated issuers (cost $3,320,367,176)	$ 4,926,633,515
Fidelity Central Funds (cost $676,957,519)	676,957,519
Commodities (cost $36,154,400)	55,661,585
Total Investments (cost $4,033,479,095)		$ 5,659,252,619
Receivable for investments sold		23,108,903
Receivable for fund shares sold		6,583,202
Dividends receivable		3,620,808
Distributions receivable from Fidelity Central Funds		73,416
Other receivables		15,308
Total assets		5,692,654,256

Liabilities
Payable to custodian bank	$ 2,851,802
Payable for investments purchased	12,073,046
Payable for fund shares redeemed	6,960,017
Accrued management fee	2,207,438
Distribution and service plan fees payable	137,241
Other affiliated payables	1,180,140
Other payables and accrued expenses	65,922
Collateral on securities loaned, at value	676,957,519
Total liabilities		702,433,125

Net Assets		$ 4,990,221,131
Net Assets consist of:
Paid in capital		$ 3,654,182,748
Accumulated net investment loss		(2,600,106)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,130,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,625,768,883
Net Assets		$ 4,990,221,131

Consolidated Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($176,856,755 ÷ 3,391,543 shares)	$ 52.15

Maximum offering price per share (100/94.25 of $52.15)	$ 55.33
Class T: Net Asset Value and redemption price per share ($48,361,469 ÷ 932,947 shares)	$ 51.84

Maximum offering price per share (100/96.50 of $51.84)	$ 53.72
Class B: Net Asset Value and offering price per share ($26,495,004 ÷ 518,989 shares)A	$ 51.05

Class C: Net Asset Value and offering price per share ($78,986,848 ÷ 1,553,823 shares)A	$ 50.83

Gold: Net Asset Value, offering price and redemption price per share ($4,488,333,528 ÷ 85,096,532 shares)	$ 52.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,187,527 ÷ 3,252,878 shares)	$ 52.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Consolidated Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 17,876,104
Income from Fidelity Central Funds		392,190
Total income		18,268,294

Expenses
Management fee	$ 12,874,529
Transfer agent fees	6,231,261
Distribution and service plan fees	795,104
Accounting and security lending fees	789,654
Custodian fees and expenses	103,875
Independent trustees' compensation	12,179
Registration fees	114,012
Audit	7,814
Legal	6,397
Interest	904
Miscellaneous	24,842
Total expenses before reductions	20,960,571
Expense reductions	(93,407)	20,867,164
Net investment income (loss)		(2,598,870)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	52,327,702
Foreign currency transactions	(63,142)
Total net realized gain (loss)		52,264,560
Change in net unrealized appreciation (depreciation) on: Investments	244,065,549
Assets and liabilities in foreign currencies	11,378
Commodities	7,992,135
Total change in net unrealized appreciation (depreciation)		252,069,062
Net gain (loss)		304,333,622
Net increase (decrease) in net assets resulting from operations		$ 301,734,752

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,598,870)	$ (16,366,924)
Net realized gain (loss)	52,264,560	401,575,169
Change in net unrealized appreciation (depreciation)	252,069,062	806,517,405
Net increase (decrease) in net assets resulting from operations	301,734,752	1,191,725,650
Distributions to shareholders from net realized gain	(184,176,986)	(403,524,767)
Share transactions - net increase (decrease)	190,599,934	849,828,502
Redemption fees	276,380	423,645
Total increase (decrease) in net assets	308,434,080	1,638,453,030

Net Assets
Beginning of period	4,681,787,051	3,043,334,021
End of period (including accumulated net investment loss of $2,600,106 and accumulated net investment loss of $1,236, respectively)	$ 4,990,221,131	$ 4,681,787,051

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.92	$ 40.50	$ 30.45	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.08)	(.30)	(.25)	(.15)	(.15)	(.01)
Net realized and unrealized gain (loss)	3.32	15.28	11.00	(15.44)	15.00	(.07)
Total from investment operations	3.24	14.98	10.75	(15.59)	14.85	(.08)
Distributions from net investment income	-	-	-	-	(.19)	-
Distributions from net realized gain	(2.01)	(4.57)	(.71)	(.17)	(5.01)	-
Total distributions	(2.01)	(4.57)	(.71)	(.17)	(5.20)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.01	.01
Net asset value, end of period	$ 52.15	$ 50.92	$ 40.50	$ 30.45	$ 46.19	$ 36.53
Total Return B,C,D	6.44%	36.99%	35.19%	(33.81)%	44.59%	(.19)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.16%	1.21%	1.21%	1.17%	1.13% A
Expenses net of fee waivers, if any	1.13% A	1.15%	1.19%	1.19%	1.17%	1.13% A
Expenses net of all reductions	1.13% A	1.14%	1.17%	1.15%	1.13%	1.10% A
Net investment income (loss)	(.33)% A	(.63)%	(.63)%	(.45)%	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,857	$ 149,178	$ 82,413	$ 39,144	$ 26,620	$ 1,857
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.68	$ 40.34	$ 30.36	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.15)	(.43)	(.36)	(.24)	(.25)	(.03)
Net realized and unrealized gain (loss)	3.30	15.21	10.96	(15.42)	15.05	(.09)
Total from investment operations	3.15	14.78	10.60	(15.66)	14.80	(.12)
Distributions from net investment income	-	-	-	-	(.16)	-
Distributions from net realized gain	(1.99)	(4.45)	(.63)	(.17)	(4.97)	-
Total distributions	(1.99)	(4.45)	(.63)	(.17)	(5.13)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.01	.01
Net asset value, end of period	$ 51.84	$ 50.68	$ 40.34	$ 30.36	$ 46.17	$ 36.49
Total Return B,C,D	6.29%	36.62%	34.79%	(33.98)%	44.45%	(.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.44%	1.51%	1.47%	1.43%	1.46% A
Expenses net of fee waivers, if any	1.42% A	1.42%	1.49%	1.45%	1.43%	1.46% A
Expenses net of all reductions	1.41% A	1.42%	1.47%	1.41%	1.39%	1.43% A
Net investment income (loss)	(.62)% A	(.90)%	(.93)%	(.71)%	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,361	$ 45,846	$ 26,256	$ 15,284	$ 11,334	$ 1,093
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.02	$ 39.87	$ 30.08	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.26)	(.66)	(.55)	(.40)	(.45)	(.07)
Net realized and unrealized gain (loss)	3.24	15.02	10.84	(15.34)	14.95	(.08)
Total from investment operations	2.98	14.36	10.29	(15.74)	14.50	(.15)
Distributions from net investment income	-	-	-	-	(.16)	-
Distributions from net realized gain	(1.95)	(4.21)	(.51)	(.17)	(4.84)	-
Total distributions	(1.95)	(4.21)	(.51)	(.17)	(5.00)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.01	.01
Net asset value, end of period	$ 51.05	$ 50.02	$ 39.87	$ 30.08	$ 45.97	$ 36.46
Total Return B,C,D	6.02%	35.97%	34.12%	(34.30)%	43.53%	(.38)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.93%	2.00%	1.97%	1.93%	1.96% A
Expenses net of fee waivers, if any	1.89% A	1.92%	1.98%	1.95%	1.93%	1.96% A
Expenses net of all reductions	1.89% A	1.91%	1.96%	1.89%	1.90%	1.93% A
Net investment income (loss)	(1.10)% A	(1.39)%	(1.42)%	(1.20)%	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,495	$ 26,837	$ 18,340	$ 8,421	$ 6,869	$ 902
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 39.75	$ 30.00	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.25)	(.64)	(.53)	(.39)	(.45)	(.07)
Net realized and unrealized gain (loss)	3.22	14.98	10.80	(15.30)	14.91	(.10)
Total from investment operations	2.97	14.34	10.27	(15.69)	14.46	(.17)
Distributions from net investment income	-	-	-	-	(.17)	-
Distributions from net realized gain	(1.95)	(4.28)	(.53)	(.17)	(4.89)	-
Total distributions	(1.95)	(4.28)	(.53)	(.17)	(5.06)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.01
Net asset value, end of period	$ 50.83	$ 49.81	$ 39.75	$ 30.00	$ 45.85	$ 36.44
Total Return B,C,D	6.04%	36.01%	34.15%	(34.30)%	43.49%	(.44)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.86% A	1.89%	1.97%	1.97%	1.92%	2.02% A
Expenses net of fee waivers, if any	1.86% A	1.88%	1.95%	1.95%	1.92%	2.02% A
Expenses net of all reductions	1.86% A	1.87%	1.93%	1.89%	1.89%	1.99% A
Net investment income (loss)	(1.06)% A	(1.35)%	(1.39)%	(1.20)%	(1.12)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,987	$ 72,431	$ 38,624	$ 17,544	$ 10,835	$ 437
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 51.44	$ 40.85	$ 30.67	$ 46.37	$ 36.54	$ 35.91
Income from Investment Operations
Net investment income (loss) D	(.02)	(.18)	(.16)	(.04)	(.02)	.22 G
Net realized and unrealized gain (loss)	3.35	15.43	11.10	(15.51)	15.05	5.49
Total from investment operations	3.33	15.25	10.94	(15.55)	15.03	5.71
Distributions from net investment income	-	-	-	-	(.18)	(.02)
Distributions from net realized gain	(2.03)	(4.67)	(.77)	(.17)	(5.03)	(5.10)
Total distributions	(2.03)	(4.67)	(.77)	(.17)	(5.21)	(5.12)
Redemption fees added to paid in capital D	- J	.01	.01	.02	.01	.04
Net asset value, end of period	$ 52.74	$ 51.44	$ 40.85	$ 30.67	$ 46.37	$ 36.54
Total Return B,C	6.56%	37.35%	35.52%	(33.59)%	45.10%	16.19%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.91%	.98%	.89%	.85%	.90%
Expenses net of fee waivers, if any	.87% A	.90%	.96%	.87%	.85%	.90%
Expenses net of all reductions	.87% A	.89%	.94%	.86%	.81%	.87%
Net investment income (loss)	(.08)% A	(.37)%	(.40)%	(.13)%	(.05)%	.62% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,488,334	$ 4,250,249	$ 2,839,664	$ 1,881,600	$ 2,381,114	$ 1,473,400
Portfolio turnover rate F	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 51.32	$ 40.77	$ 30.65	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	- J	(.15)	(.15)	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	3.35	15.41	11.08	(15.49)	15.03	(.08)
Total from investment operations	3.35	15.26	10.93	(15.54)	15.02	(.07)
Distributions from net investment income	-	-	-	-	(.19)	-
Distributions from net realized gain	(2.04)	(4.72)	(.82)	(.17)	(5.04)	-
Total distributions	(2.04)	(4.72)	(.82)	(.17)	(5.23)	-
Redemption fees added to paid in capital D	- J	.01	.01	.02	.01	.01
Net asset value, end of period	$ 52.63	$ 51.32	$ 40.77	$ 30.65	$ 46.34	$ 36.54
Total Return B,C	6.60%	37.45%	35.50%	(33.59)%	45.10%	(.16)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.85%	.95%	.91%	.83%	.94% A
Expenses net of fee waivers, if any	.81% A	.84%	.93%	.89%	.83%	.94% A
Expenses net of all reductions	.80% A	.83%	.91%	.86%	.79%	.91% A
Net investment income (loss)	(.01)% A	(.31)%	(.37)%	(.14)%	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,188	$ 137,246	$ 38,037	$ 6,070	$ 3,174	$ 385
Portfolio turnover rate F	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Consolidated Subsidiary.

The Fund invests in certain precious metals through the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2011, the Fund held $55,657,546 in the Subsidiary, representing 1.1% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 1,358,789,385
Gross unrealized depreciation	(71,643,091)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,287,146,294

Tax cost	$ 4,372,102,341

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $636,276,849 and $595,303,427, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $44,512 and is reflected in Expense reductions on the Consolidated Statement of Operations.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 192,850	$ 7,526
Class T	.25%	.25%	112,198	-
Class B	.75%	.25%	126,703	95,027
Class C	.75%	.25%	363,353	86,156
			$ 795,104	$ 188,709

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69,981
Class T	9,824
Class B*	22,117
Class C*	11,108
$ 113,030

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 211,822.27
Class T	70,142.31
Class B	36,778.29
Class C	92,562.25
Gold	5,670,778.27
Institutional Class	149,179.20
	$ 6,231,261

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,944 for the period.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,419,667.35%		$ 904

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,117 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $379,742, including $10,376 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,970 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $925.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net realized gain
Class A	$ 5,851,453	$ 11,944,959
Class T	1,834,016	3,497,337
Class B	1,014,564	2,159,100
Class C	2,885,650	5,735,528
Gold	166,861,021	369,777,197
Institutional Class	5,730,282	10,410,646
Total	$ 184,176,986	$ 403,524,767

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	1,029,555	1,813,814	$ 50,335,765	$ 88,297,648
Reinvestment of distributions	106,436	211,919	5,437,822	10,924,421
Shares redeemed	(674,051)	(1,131,112)	(33,317,427)	(54,494,300)
Net increase (decrease)	461,940	894,621	$ 22,456,160	$ 44,727,769
Class T
Shares sold	184,898	503,427	$ 9,082,873	$ 24,561,424
Reinvestment of distributions	34,974	65,695	1,778,059	3,372,922
Shares redeemed	(191,495)	(315,455)	(9,357,650)	(15,070,272)
Net increase (decrease)	28,377	253,667	$ 1,503,282	$ 12,864,074
Class B
Shares sold	38,830	147,555	$ 1,869,853	$ 6,862,473
Reinvestment of distributions	17,505	37,199	878,048	1,885,064
Shares redeemed	(73,880)	(108,197)	(3,564,351)	(5,152,463)
Net increase (decrease)	(17,545)	76,557	$ (816,450)	$ 3,595,074
Class C
Shares sold	308,734	736,040	$ 14,923,571	$ 34,773,958
Reinvestment of distributions	47,127	91,950	2,353,566	4,652,354
Shares redeemed	(256,112)	(345,478)	(12,334,224)	(16,458,498)
Net increase (decrease)	99,749	482,512	$ 4,942,913	$ 22,967,814
Gold
Shares sold	16,099,527	38,551,839	$ 802,996,033	$1,893,619,015
Reinvestment of distributions	3,124,008	6,874,054	161,292,532	357,359,018
Shares redeemed	(16,753,605)	(32,315,161)	(831,261,225)	(1,572,262,287)
Net increase (decrease)	2,469,930	13,110,732	$ 133,027,340	$ 678,715,746
Institutional Class
Shares sold	861,469	2,014,694	$ 43,056,076	$ 99,860,479
Reinvestment of distributions	104,810	184,813	5,397,710	9,641,424
Shares redeemed	(387,863)	(457,947)	(18,967,097)	(22,543,878)
Net increase (decrease)	578,416	1,741,560	$ 29,486,689	$ 86,958,025

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 919.00	$ 5.45
Hypothetical A		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.43%
Actual		$ 1,000.00	$ 917.50	$ 6.89
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.25
Class B	1.93%
Actual		$ 1,000.00	$ 915.20	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.90%
Actual		$ 1,000.00	$ 915.40	$ 9.15
Hypothetical A		$ 1,000.00	$ 1,015.58	$ 9.63
Materials	.85%
Actual		$ 1,000.00	$ 920.10	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.86	$ 4.32
Institutional Class	.85%
Actual		$ 1,000.00	$ 920.20	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.86	$ 4.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.5	7.5
Dow Chemical Co.	6.6	7.8
Newmont Mining Corp.	6.1	3.8
Praxair, Inc.	5.6	4.4
The Mosaic Co.	4.2	2.1
Freeport-McMoRan Copper & Gold, Inc.	4.1	6.9
Air Products & Chemicals, Inc.	3.4	3.5
Monsanto Co.	3.3	4.5
PPG Industries, Inc.	3.1	0.5
LyondellBasell Industries NV Class A	2.8	1.0
	47.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Chemicals	61.2%
Metals & Mining	24.5%
Containers & Packaging	6.7%
Food Products	1.3%
Electrical Equipment	0.7%
All Others*	5.6%

As of February 28, 2011
Chemicals	53.4%
Metals & Mining	31.9%
Containers & Packaging	5.7%
Construction Materials	1.2%
Food Products	1.0%
All Others*	6.8%

* Includes short-term investments and net other assets.

Semiannual Report

Materials Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CHEMICALS - 61.2%
Commodity Chemicals - 1.3%
Arkema SA	82,801	$ 6,429,575
Georgia Gulf Corp. (a)	251,600	5,331,404
Grasim Industries Ltd.	42,615	2,137,767
Westlake Chemical Corp.	77,393	3,556,208
		17,454,954
Diversified Chemicals - 22.5%
Ashland, Inc.	371,883	19,713,518
BASF AG	169,985	12,129,859
Cabot Corp.	344,664	11,866,782
Dow Chemical Co.	3,055,662	86,933,584
E.I. du Pont de Nemours & Co.	2,333,578	112,641,811
Lanxess AG	102,993	6,426,115
Olin Corp.	336,700	6,713,798
PPG Industries, Inc.	535,406	41,006,746
		297,432,213
Fertilizers & Agricultural Chemicals - 9.2%
CVR Partners LP	430,009	10,462,119
Intrepid Potash, Inc. (a)(d)	231,000	7,904,820
Israel Chemicals Ltd.	324,500	4,681,759
Monsanto Co.	626,565	43,189,125
The Mosaic Co.	773,320	55,006,252
		121,244,075
Industrial Gases - 9.0%
Air Products & Chemicals, Inc.	549,657	45,000,419
Praxair, Inc.	745,537	73,427,939
		118,428,358
Specialty Chemicals - 19.2%
Celanese Corp. Class A	616,100	28,962,861
Cytec Industries, Inc.	227,646	10,335,128
Ecolab, Inc. (d)	647,970	34,731,192
Ferro Corp. (a)	151,200	1,265,544
H.B. Fuller Co.	248,492	5,509,068
Innophos Holdings, Inc.	468,758	19,505,020
Innospec, Inc. (a)	231,724	6,268,134
Kraton Performance Polymers, Inc. (a)	478,600	11,472,042
LyondellBasell Industries NV Class A	1,085,141	37,600,136
Nalco Holding Co.	449,017	16,618,119
OMNOVA Solutions, Inc. (a)	990,132	4,366,482
PolyOne Corp.	728,142	9,196,433
Rockwood Holdings, Inc. (a)	272,532	13,899,132
Sherwin-Williams Co.	401,737	30,427,560
W.R. Grace & Co. (a)	594,596	23,438,974
		253,595,825
TOTAL CHEMICALS		808,155,425
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc.	262,171	1,171,904

	Shares	Value
Swisher Hygiene, Inc. (Canada) (a)(d)	1,099,500	$ 4,929,335
		6,101,239
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Prism Cement Ltd.	1,183,028	1,037,037
CONTAINERS & PACKAGING - 6.7%
Metal & Glass Containers - 4.9%
Aptargroup, Inc.	307,100	15,502,408
Ball Corp.	946,947	34,014,336
Silgan Holdings, Inc.	382,500	14,508,225
		64,024,969
Paper Packaging - 1.8%
Rock-Tenn Co. Class A	390,145	20,939,082
Temple-Inland, Inc.	126,434	3,059,703
		23,998,785
TOTAL CONTAINERS & PACKAGING		88,023,754
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
GrafTech International Ltd. (a)	79,500	1,248,150
FOOD PRODUCTS - 1.3%
Agricultural Products - 1.3%
Archer Daniels Midland Co.	586,428	16,701,469
METALS & MINING - 24.5%
Diversified Metals & Mining - 11.2%
Anglo American PLC (United Kingdom)	328,651	13,701,388
Copper Mountain Mining Corp. (a)	964,200	6,804,148
First Quantum Minerals Ltd. (d)	930,100	22,882,056
Freeport-McMoRan Copper & Gold, Inc.	1,133,948	53,454,309
Gujarat NRE Coke Ltd.	2,051,524	1,265,981
HudBay Minerals, Inc.	536,400	7,050,110
Ivanhoe Mines Ltd. (a)	522,100	12,002,115
Kenmare Resources PLC (a)	2,291,300	1,698,408
Molycorp, Inc. (a)(d)	130,300	7,364,556
RTI International Metals, Inc. (a)	159,016	4,236,186
Walter Energy, Inc.	219,664	17,955,335
		148,414,592
Gold - 7.8%
AngloGold Ashanti Ltd. sponsored ADR	155,402	6,971,334
Kinross Gold Corp.	461,400	8,024,553
Newcrest Mining Ltd.	153,355	6,600,913
Newmont Mining Corp.	1,289,886	80,772,661
		102,369,461
Precious Metals & Minerals - 0.1%
African Minerals Ltd. (a)	198,638	1,653,010
Steel - 5.4%
Allegheny Technologies, Inc.	232,448	11,650,294
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Carpenter Technology Corp.	362,071	$ 18,273,723
Fortescue Metals Group Ltd.	2,008,341	12,993,705
Haynes International, Inc.	86,426	5,015,301
Reliance Steel & Aluminum Co.	574,308	23,799,324
		71,732,347
TOTAL METALS & MINING		324,169,410
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. (a)	62,000	2,050,340
Bumi PLC	430,622	6,782,458
		8,832,798
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Weyerhaeuser Co.	380,423	6,859,027
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Noble Group Ltd.	795,000	1,069,507
TOTAL COMMON STOCKS (Cost $1,140,713,965)		1,262,197,816
Convertible Bonds - 0.6%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	7,861,200
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0% to 0.02% 9/1/11 to 12/1/11 (e) (Cost $3,779,901)	3,780,000	3,779,913
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	47,316,488	$ 47,316,488
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	71,576,141	71,576,141
TOTAL MONEY MARKET FUNDS (Cost $118,892,629)		118,892,629
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,271,247,695)		1,392,731,558
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(72,552,718)
NET ASSETS - 100%		$ 1,320,178,840
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
713 CME E-mini Material Index Contracts	Sept. 2011	$ 26,466,560	$ 1,899,504

The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,880,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,718
Fidelity Securities Lending Cash Central Fund	230,952
Total	$ 252,670
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,262,197,816	$ 1,257,757,031	$ 4,440,785	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	3,779,913	-	3,779,913	-
Money Market Funds	118,892,629	118,892,629	-	-
Total Investments in Securities:	$ 1,392,731,558	$ 1,376,649,660	$ 8,220,698	$ 7,861,200
Derivative Instruments:
Assets
Futures Contracts	$ 1,899,504	$ 1,899,504	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	7,861,200
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,861,200
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ 1,899,504	$ -
Total Value of Derivatives (a)	$ 1,899,504	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Canada	4.2%
Netherlands	2.8%
United Kingdom	1.5%
Australia	1.5%
Germany	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information
At February 28, 2011, the Fund had a capital loss carryforward of approximately $18,182,003 of which $17,489,907, $611,309 and $80,787 will expire in fiscal 2017, 2018 and 2019, respectively.

A capital loss carryforward of approximately $4,359,948 was acquired from Paper and Forest Products Portfolio, of which $3,667,852, $611,309 and $80,787 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,363,697) - See accompanying schedule: Unaffiliated issuers (cost $1,152,355,066)	$ 1,273,838,929
Fidelity Central Funds (cost $118,892,629)	118,892,629
Total Investments (cost $1,271,247,695)		$ 1,392,731,558
Foreign currency held at value (cost $2)		2
Receivable for investments sold		13,960,798
Receivable for fund shares sold		2,507,749
Dividends receivable		2,485,545
Interest receivable		155,477
Distributions receivable from Fidelity Central Funds		25,917
Receivable for daily variation margin on futures contracts		42,780
Other receivables		15,398
Total assets		1,411,925,224

Liabilities
Payable for investments purchased	$ 13,905,391
Payable for fund shares redeemed	5,211,225
Accrued management fee	599,729
Distribution and service plan fees payable	92,489
Other affiliated payables	330,032
Other payables and accrued expenses	31,377
Collateral on securities loaned, at value	71,576,141
Total liabilities		91,746,384

Net Assets		$ 1,320,178,840
Net Assets consist of:
Paid in capital		$ 1,168,550,593
Undistributed net investment income		6,942,515
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,304,458
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,381,274
Net Assets		$ 1,320,178,840

Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($143,565,598 ÷ 2,233,238 shares)	$ 64.29

Maximum offering price per share (100/94.25 of $64.29)	$ 68.21
Class T: Net Asset Value and redemption price per share ($25,730,991 ÷ 402,508 shares)	$ 63.93

Maximum offering price per share (100/96.50 of $63.93)	$ 66.25
Class B: Net Asset Value and offering price per share ($11,590,831 ÷ 183,676 shares)A	$ 63.10

Class C: Net Asset Value and offering price per share ($53,437,082 ÷ 848,741 shares)A	$ 62.96

Materials: Net Asset Value, offering price and redemption price per share ($1,016,605,291 ÷ 15,758,607 shares)	$ 64.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,249,047 ÷ 1,074,366 shares)	$ 64.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,489,088
Interest		155,484
Income from Fidelity Central Funds		252,670
Total income		13,897,242

Expenses
Management fee	$ 4,172,289
Transfer agent fees	1,795,932
Distribution and service plan fees	598,437
Accounting and security lending fees	240,977
Custodian fees and expenses	30,991
Independent trustees' compensation	4,028
Registration fees	110,021
Audit	26,161
Legal	2,047
Interest	103
Miscellaneous	5,664
Total expenses before reductions	6,986,650
Expense reductions	(54,365)	6,932,285
Net investment income (loss)		6,964,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,105,745
Foreign currency transactions	(79,134)
Total net realized gain (loss)		43,026,611
Change in net unrealized appreciation (depreciation) on: Investment securities	(177,433,775)
Assets and liabilities in foreign currencies	(1,815)
Futures contracts	1,899,504
Total change in net unrealized appreciation (depreciation)		(175,536,086)
Net gain (loss)		(132,509,475)
Net increase (decrease) in net assets resulting from operations		$ (125,544,518)

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,964,957	$ 18,226,863
Net realized gain (loss)	43,026,611	5,250,878
Change in net unrealized appreciation (depreciation)	(175,536,086)	249,900,447
Net increase (decrease) in net assets resulting from operations	(125,544,518)	273,378,188
Distributions to shareholders from net investment income	-	(18,392,042)
Distributions to shareholders from net realized gain	-	(379,797)
Total distributions	-	(18,771,839)
Share transactions - net increase (decrease)	(44,602,370)	520,343,234
Redemption fees	62,593	97,765
Total increase (decrease) in net assets	(170,084,295)	775,047,348

Net Assets
Beginning of period	1,490,263,135	715,215,787
End of period (including undistributed net investment income of $6,942,515 and distributions in excess of net investment income of $22,442, respectively)	$ 1,320,178,840	$ 1,490,263,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 69.96	$ 52.54	$ 27.65	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.25	1.08 H	.30 I	.22	.46	.17
Net realized and unrealized gain (loss)	(5.92)	17.40	24.90	(29.46)	8.05	3.93
Total from investment operations	(5.67)	18.48	25.20	(29.24)	8.51	4.10
Distributions from net investment income	-	(1.06)	(.32)	(.12)	(.32)	-
Distributions from net realized gain	-	(.01)	-	-	(2.21)	-
Total distributions	-	(1.07)	(.32)	(.12)	(2.53) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 64.29	$ 69.96	$ 52.54	$ 27.65	$ 57.00	$ 51.01
Total Return B,C,D	(8.10)%	35.33%	91.25%	(51.30)%	16.79%	8.76%
Ratios to Average Net Assets F,K
Expenses before reductions	1.13% A	1.16%	1.23%	1.21%	1.21%	1.50% A
Expenses net of fee waivers, if any	1.13% A	1.16%	1.23%	1.21%	1.21%	1.40% A
Expenses net of all reductions	1.13% A	1.15%	1.22%	1.20%	1.21%	1.38% A
Net investment income (loss)	.73% A	1.81% H	.65% I	.47%	.83%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,566	$ 124,160	$ 52,352	$ 10,796	$ 12,522	$ 1,018
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .41%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.53 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 69.68	$ 52.35	$ 27.56	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.15	.90 H	.16 I	.10	.32	.11
Net realized and unrealized gain (loss)	(5.90)	17.34	24.81	(29.32)	8.00	3.87
Total from investment operations	(5.75)	18.24	24.97	(29.22)	8.32	3.98
Distributions from net investment income	-	(.92)	(.19)	(.03)	(.21)	-
Distributions from net realized gain	-	-	-	-	(2.21)	-
Total distributions	-	(.92)	(.19)	(.03)	(2.42) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 63.93	$ 69.68	$ 52.35	$ 27.56	$ 56.80	$ 50.89
Total Return B,C,D	(8.25)%	34.98%	90.70%	(51.43)%	16.45%	8.51%
Ratios to Average Net Assets F,K
Expenses before reductions	1.43% A	1.44%	1.52%	1.46%	1.46%	1.80% A
Expenses net of fee waivers, if any	1.43% A	1.44%	1.52%	1.46%	1.46%	1.65% A
Expenses net of all reductions	1.43% A	1.43%	1.51%	1.46%	1.46%	1.62% A
Net investment income (loss)	.43% A	1.54% H	.35% I	.22%	.57%	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,731	$ 25,570	$ 14,712	$ 4,944	$ 6,850	$ 707
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.42 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 68.95	$ 51.86	$ 27.35	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.02)	.60 H	(.07) I	(.12)	.04	.06
Net realized and unrealized gain (loss)	(5.83)	17.13	24.61	(29.13)	7.98	3.84
Total from investment operations	(5.85)	17.73	24.54	(29.25)	8.02	3.90
Distributions from net investment income	-	(.65)	(.04)	-	(.04)	-
Distributions from net realized gain	-	-	-	-	(2.21)	-
Total distributions	-	(.65)	(.04)	-	(2.25) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 63.10	$ 68.95	$ 51.86	$ 27.35	$ 56.59	$ 50.81
Total Return B,C,D	(8.48)%	34.29%	89.79%	(51.67)%	15.89%	8.34%
Ratios to Average Net Assets F,K
Expenses before reductions	1.93% A	1.93%	2.02%	1.95%	1.97%	2.26% A
Expenses net of fee waivers, if any	1.93% A	1.93%	2.02%	1.95%	1.97%	2.15% A
Expenses net of all reductions	1.92% A	1.92%	2.01%	1.95%	1.96%	2.12% A
Net investment income (loss)	(.06)% A	1.04% H	(.15)% I	(.27)%	.07%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,591	$ 13,507	$ 9,538	$ 2,601	$ 4,173	$ 662
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.25 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 68.78	$ 51.79	$ 27.31	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.01)	.61 H	(.06) I	(.13)	.04	.09
Net realized and unrealized gain (loss)	(5.81)	17.09	24.57	(29.07)	7.97	3.81
Total from investment operations	(5.82)	17.70	24.51	(29.20)	8.01	3.90
Distributions from net investment income	-	(.72)	(.04)	-	(.12)	-
Distributions from net realized gain	-	-	-	-	(2.21)	-
Total distributions	-	(.72)	(.04)	-	(2.33) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 62.96	$ 68.78	$ 51.79	$ 27.31	$ 56.50	$ 50.81
Total Return B,C,D	(8.46)%	34.29%	89.82%	(51.66)%	15.87%	8.34%
Ratios to Average Net Assets F,K
Expenses before reductions	1.90% A	1.93%	2.01%	1.95%	1.96%	2.31% A
Expenses net of fee waivers, if any	1.90% A	1.93%	2.01%	1.95%	1.96%	2.15% A
Expenses net of all reductions	1.89% A	1.92%	2.00%	1.95%	1.96%	2.13% A
Net investment income (loss)	(.03)% A	1.04% H	(.13)% I	(.27)%	.07%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,437	$ 46,525	$ 20,469	$ 5,509	$ 8,743	$ 547
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.33 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 K	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 70.11	$ 52.61	$ 27.66	$ 57.01	$ 50.92	$ 46.35
Income from Investment Operations
Net investment income (loss) D	.35	1.25 G	.43 H	.38	.64	.42
Net realized and unrealized gain (loss)	(5.95)	17.43	24.91	(29.54)	8.01	9.36
Total from investment operations	(5.60)	18.68	25.34	(29.16)	8.65	9.78
Distributions from net investment income	-	(1.16)	(.40)	(.20)	(.36)	(.48)
Distributions from net realized gain	-	(.03)	-	-	(2.21)	(4.79)
Total distributions	-	(1.19)	(.40)	(.20)	(2.57) M	(5.27)
Redemption fees added to paid in capital D	- L	.01	.01	.01	.01	.06
Net asset value, end of period	$ 64.51	$ 70.11	$ 52.61	$ 27.66	$ 57.01	$ 50.92
Total Return B,C	(7.99)%	35.70%	91.77%	(51.15)%	17.10%	22.29%
Ratios to Average Net Assets E,I
Expenses before reductions	.85% A	.88%	.96%	.90%	.91%	1.01%
Expenses net of fee waivers, if any	.85% A	.88%	.96%	.90%	.90%	.98%
Expenses net of all reductions	.84% A	.87%	.94%	.90%	.89%	.96%
Net investment income (loss)	1.02% A	2.10% G	.92% H	.78%	1.14%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,016,605	$ 1,195,371	$ 604,475	$ 127,551	$ 353,185	$ 230,147
Portfolio turnover rate F	102% A	87%	104% J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.57 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 70.05	$ 52.58	$ 27.66	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	.35	1.28 G	.46 H	.38	.64	.08
Net realized and unrealized gain (loss)	(5.94)	17.40	24.89	(29.53)	8.00	3.92
Total from investment operations	(5.59)	18.68	25.35	(29.15)	8.64	4.00
Distributions from net investment income	-	(1.19)	(.44)	(.20)	(.36)	-
Distributions from net realized gain	-	(.03)	-	-	(2.21)	-
Total distributions	-	(1.22)	(.44)	(.20)	(2.56) N	-
Redemption fees added to paid in capital D	- M	.01	.01	.01	.01	.01
Net asset value, end of period	$ 64.46	$ 70.05	$ 52.58	$ 27.66	$ 57.00	$ 50.91
Total Return B,C	(7.98)%	35.73%	91.79%	(51.15)%	17.08%	8.55%
Ratios to Average Net Assets E,J
Expenses before reductions	.85% A	.86%	.94%	.90%	.89%	1.06% A
Expenses net of fee waivers, if any	.85% A	.86%	.94%	.90%	.89%	1.06% A
Expenses net of all reductions	.84% A	.85%	.93%	.90%	.89%	1.04% A
Net investment income (loss)	1.02% A	2.11% G	.94% H	.78%	1.14%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,249	$ 85,130	$ 13,670	$ 719	$ 1,820	$ 119
Portfolio turnover rate F	102% A	87%	104% K	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.56 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 182,173,248
Gross unrealized depreciation	(67,082,089)
Net unrealized appreciation (depreciation) on securities and other investments	$ 115,091,159

Tax cost	$ 1,277,640,399

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This

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5. Derivative Instruments - continued

Futures Contracts - continued

receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $0 and a change in net unrealized appreciation (depreciation) of $1,899,504 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $762,269,017 and $783,286,756, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 186,107	$ 11,437
Class T	.25%	.25%	68,916	-
Class B	.75%	.25%	66,385	49,789
Class C	.75%	.25%	277,029	142,238
			$ 598,437	$ 203,464

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 128,501
Class T	8,899
Class B*	7,880
Class C*	11,126
$ 156,406

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 199,662.27
Class T	43,784.32
Class B	20,615.31
Class C	77,481.28
Materials	1,352,992.23
Institutional Class	101,398.24
	$ 1,795,932

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,843 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,119,500.36%		$ 103

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,259 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $230,952. During the period, there were no securities loaned to FCM.

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10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,221 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,144.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ -	$ 1,422,379
Class T	-	289,521
Class B	-	122,322
Class C	-	341,974
Materials	-	15,509,343
Institutional Class	-	706,503
Total	$ -	$ 18,392,042
From net realized gain
Class A	$ -	$ 10,674
Materials	-	358,147
Institutional Class	-	10,976
Total	$ -	$ 379,797

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	938,501	1,281,666	$ 65,260,007	$ 79,405,808
Reinvestment of distributions	-	18,751	-	1,225,248
Shares redeemed	(479,885)	(522,145)	(32,457,657)	(29,567,388)
Net increase (decrease)	458,616	778,272	$ 32,802,350	$ 51,063,668
Class T
Shares sold	95,650	162,727	$ 6,669,936	$ 9,996,553
Reinvestment of distributions	-	4,298	-	280,166
Shares redeemed	(60,115)	(81,055)	(3,981,722)	(4,620,393)
Net increase (decrease)	35,535	85,970	$ 2,688,214	$ 5,656,326
Class B
Shares sold	23,599	78,978	$ 1,588,260	$ 4,548,346
Reinvestment of distributions	-	1,536	-	99,242
Shares redeemed	(35,805)	(68,559)	(2,365,659)	(3,840,777)
Net increase (decrease)	(12,206)	11,955	$ (777,399)	$ 806,811
Class C
Shares sold	308,007	420,386	$ 21,016,303	$ 26,286,596
Reinvestment of distributions	-	4,421	-	284,977
Shares redeemed	(135,659)	(143,652)	(8,930,858)	(7,964,201)
Net increase (decrease)	172,348	281,155	$ 12,085,445	$ 18,607,372
Materials
Shares sold	4,082,906	11,993,105	$ 284,262,048	$ 750,476,205
Reinvestment of distributions	-	229,147	-	14,963,249
Shares redeemed	(5,374,364)	(6,662,930)	(366,604,381)	(384,640,831)
Net increase (decrease)	(1,291,458)	5,559,322	$ (82,342,333)	$ 380,798,623

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Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Institutional Class
Shares sold	563,362	1,219,205	$ 39,137,373	$ 77,607,131
Reinvestment of distributions	-	8,764	-	572,066
Shares redeemed	(704,275)	(272,695)	(48,196,020)	(14,768,763)
Net increase (decrease)	(140,913)	955,274	$ (9,058,647)	$ 63,410,434

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance (Chemicals Portfolio). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Chemicals Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Investment Performance (Gold Portfolio and Materials Portfolio). The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare either fund's performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Institutional Class (Class I) and the retail class of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and the retail class show the performance of the highest performing class (based on three-year performance) and the lowest performing class (based on five-year performance), respectively.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Gold Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Materials Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Chemicals Portfolio

Gold Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Materials Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of Chemicals Portfolio's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of the total expense ratio of each class of Gold Portfolio and Materials Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Chemicals Portfolio's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

For each of Gold Portfolio and Materials Portfolio, the Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of Chemicals Portfolio and the total expense ratio of each class of Gold Portfolio and Materials Portfolio were reasonable in light of the services that each fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

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On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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To review orders and mutual fund activity.

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By PC

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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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Fidelity®

Select Portfolios®

Consumer Staples Sector

Consumer Staples Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.10%
Actual		$ 1,000.00	$ 1,058.90	$ 5.69
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.58
Class T	1.38%
Actual		$ 1,000.00	$ 1,057.40	$ 7.14
Hypothetical A		$ 1,000.00	$ 1,018.20	$ 7.00
Class B	1.91%
Actual		$ 1,000.00	$ 1,054.60	$ 9.86
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.68
Class C	1.84%
Actual		$ 1,000.00	$ 1,054.90	$ 9.50
Hypothetical A		$ 1,000.00	$ 1,015.89	$ 9.32
Consumer Staples	.83%
Actual		$ 1,000.00	$ 1,060.30	$ 4.30
Hypothetical A		$ 1,000.00	$ 1,020.96	$ 4.22
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,059.90	$ 4.50
Hypothetical A		$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	15.8	15.8
The Coca-Cola Co.	11.4	12.0
British American Tobacco PLC sponsored ADR	8.5	6.1
CVS Caremark Corp.	6.8	6.6
Altria Group, Inc.	5.2	5.6
PepsiCo, Inc.	4.7	4.4
Molson Coors Brewing Co. Class B	2.9	2.8
Constellation Brands, Inc. Class A (sub. vtg.)	2.8	2.5
Diageo PLC sponsored ADR	2.8	3.1
Johnson & Johnson	2.7	3.0
	63.6
Top Industries (% of fund's net assets)
As of August 31, 2011
Beverages	32.6%
Household Products	18.9%
Tobacco	17.2%
Food & Staples Retailing	11.3%
Food Products	9.3%
All Others*	10.7%

As of February 28, 2011
Beverages	30.1%
Household Products	20.0%
Food & Staples Retailing	15.7%
Tobacco	14.8%
Food Products	12.7%
All Others*	6.7%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
BEVERAGES - 32.6%
Brewers - 6.1%
Anheuser-Busch InBev SA NV	680,562	$ 37,569,353
Carlsberg A/S Series B	54,200	4,065,954
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	221,285	7,886,597
Molson Coors Brewing Co. Class B	1,010,951	44,229,106
		93,751,010
Distillers & Vintners - 8.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,200,082	43,495,621
Diageo PLC sponsored ADR	536,427	43,053,631
Pernod-Ricard SA	326,101	29,280,812
Remy Cointreau SA	185,996	16,382,716
		132,212,780
Soft Drinks - 17.9%
Coca-Cola Bottling Co. Consolidated	82,913	4,643,128
Coca-Cola FEMSA SAB de CV sponsored ADR	75,029	7,411,365
Coca-Cola Icecek A/S	404,842	5,028,653
Embotelladora Andina SA sponsored ADR (d)	277,541	7,601,848
Fomento Economico Mexicano SAB de CV sponsored ADR	36,987	2,549,144
PepsiCo, Inc.	1,112,925	71,705,758
The Coca-Cola Co.	2,481,092	174,792,931
		273,732,827
TOTAL BEVERAGES		499,696,617
FOOD & STAPLES RETAILING - 11.3%
Drug Retail - 9.5%
CVS Caremark Corp.	2,914,263	104,651,184
Drogasil SA	492,400	3,866,327
Walgreen Co.	1,056,026	37,182,675
		145,700,186
Food Distributors - 0.4%
Chefs' Warehouse Holdings (a)	20,300	294,350
Sysco Corp.	130,400	3,642,072
United Natural Foods, Inc. (a)	60,836	2,474,200
		6,410,622
Food Retail - 0.5%
Fresh Market, Inc.	11,800	455,598
Susser Holdings Corp. (a)	170,370	3,594,807
The Pantry, Inc. (a)	210,794	2,634,925
		6,685,330
Hypermarkets & Super Centers - 0.9%
Carrefour SA	143,179	3,817,757
Wal-Mart Stores, Inc.	194,018	10,323,698
		14,141,455
TOTAL FOOD & STAPLES RETAILING		172,937,593

	Shares	Value
FOOD PRODUCTS - 9.3%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	443,558	$ 12,632,532
Bunge Ltd.	512,881	33,188,530
Cosan Ltd. Class A	60,400	704,264
Cresud S.A.C.I.F. y A. sponsored ADR	91,600	1,294,308
Origin Agritech Ltd. (a)	95,200	276,080
SLC Agricola SA	313,300	3,111,450
Viterra, Inc.	345,000	3,671,262
		54,878,426
Packaged Foods & Meats - 5.7%
Brasil Foods SA	2,000	39,122
Calavo Growers, Inc.	206,875	4,137,500
Cermaq ASA	123,470	1,542,023
Danone	31,920	2,181,229
Dean Foods Co. (a)	483,806	4,180,084
Green Mountain Coffee Roasters, Inc. (a)	95,500	10,002,670
Lindt & Spruengli AG	111	4,112,233
Mead Johnson Nutrition Co. Class A	227,332	16,197,405
Nestle SA	328,793	20,359,874
Unilever NV (NY Reg.) (d)	637,691	21,681,494
Want Want China Holdings Ltd.	4,014,000	3,325,366
		87,759,000
TOTAL FOOD PRODUCTS		142,637,426
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
SodaStream International Ltd.	7,400	262,330
HOUSEHOLD PRODUCTS - 18.9%
Household Products - 18.9%
Colgate-Palmolive Co.	448,775	40,376,287
Procter & Gamble Co.	3,800,320	242,004,378
Spectrum Brands Holdings, Inc. (a)	280,147	7,502,337
		289,883,002
PERSONAL PRODUCTS - 3.8%
Personal Products - 3.8%
Avon Products, Inc.	804,077	18,139,977
Hypermarcas SA	286,300	2,399,097
L'Oreal SA	243,200	26,480,517
Natura Cosmeticos SA	137,100	3,282,925
Nu Skin Enterprises, Inc. Class A	171,550	7,254,850
		57,557,366
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	631,773	41,570,663
TOBACCO - 17.2%
Tobacco - 17.2%
Altria Group, Inc.	2,935,826	79,825,109
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
British American Tobacco PLC sponsored ADR (d)	1,457,041	$ 130,565,444
KT&G Corp.	56,700	3,663,216
Lorillard, Inc.	61,700	6,874,614
Philip Morris International, Inc.	534,583	37,057,294
Souza Cruz Industria Comerico	417,300	5,211,171
		263,196,848
TOTAL COMMON STOCKS (Cost $1,235,691,516)		1,467,741,845
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b)	60,676,854	60,676,854
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,310,975	13,310,975
TOTAL MONEY MARKET FUNDS (Cost $73,987,829)		73,987,829
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,309,679,345)		1,541,729,674
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(9,736,388)
NET ASSETS - 100%		$ 1,531,993,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,702
Fidelity Securities Lending Cash Central Fund	220,179
Total	$ 239,881
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,467,741,845	$ 1,430,172,492	$ 37,569,353	$ -
Money Market Funds	73,987,829	73,987,829	-	-
Total Investments in Securities:	$ 1,541,729,674	$ 1,504,160,321	$ 37,569,353	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.6%
United Kingdom	11.3%
France	5.0%
Belgium	2.4%
Bermuda	2.3%
Brazil	1.8%
Switzerland	1.6%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,135,213) - See accompanying schedule: Unaffiliated issuers (cost $1,235,691,516)	$ 1,467,741,845
Fidelity Central Funds (cost $73,987,829)	73,987,829
Total Investments (cost $1,309,679,345)		$ 1,541,729,674
Receivable for investments sold		1,343,207
Receivable for fund shares sold		4,376,151
Dividends receivable		4,721,020
Distributions receivable from Fidelity Central Funds		29,317
Other receivables		9,140
Total assets		1,552,208,509

Liabilities
Payable for investments purchased	$ 4,502,969
Payable for fund shares redeemed	1,246,565
Accrued management fee	665,180
Distribution and service plan fees payable	133,665
Other affiliated payables	321,403
Other payables and accrued expenses	34,466
Collateral on securities loaned, at value	13,310,975
Total liabilities		20,215,223

Net Assets		$ 1,531,993,286
Net Assets consist of:
Paid in capital		$ 1,257,732,890
Undistributed net investment income		18,622,825
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,563,832
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		232,073,739
Net Assets		$ 1,531,993,286

Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($171,286,767 ÷ 2,411,844 shares)	$ 71.02

Maximum offering price per share (100/94.25 of $71.02)	$ 75.35
Class T: Net Asset Value and redemption price per share ($33,705,611 ÷ 477,548 shares)	$ 70.58

Maximum offering price per share (100/96.50 of $70.58)	$ 73.14
Class B: Net Asset Value and offering price per share ($19,125,623 ÷ 273,361 shares)A	$ 69.96

Class C: Net Asset Value and offering price per share ($91,431,558 ÷ 1,308,948 shares)A	$ 69.85

Consumer Staples: Net Asset Value, offering price and redemption price per share ($992,670,953 ÷ 13,896,457 shares)	$ 71.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($223,772,774 ÷ 3,140,087 shares)	$ 71.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 25,449,883
Income from Fidelity Central Funds		239,881
Total income		25,689,764

Expenses
Management fee	$ 4,110,885
Transfer agent fees	1,703,922
Distribution and service plan fees	813,236
Accounting and security lending fees	234,322
Custodian fees and expenses	40,235
Independent trustees' compensation	3,924
Registration fees	71,385
Audit	20,185
Legal	1,998
Interest	978
Miscellaneous	8,279
Total expenses before reductions	7,009,349
Expense reductions	(21,567)	6,987,782
Net investment income (loss)		18,701,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,446,094
Foreign currency transactions	(88,901)
Total net realized gain (loss)		29,357,193
Change in net unrealized appreciation (depreciation) on: Investment securities	34,315,072
Assets and liabilities in foreign currencies	22,229
Total change in net unrealized appreciation (depreciation)		34,337,301
Net gain (loss)		63,694,494
Net increase (decrease) in net assets resulting from operations		$ 82,396,476

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,701,982	$ 21,971,692
Net realized gain (loss)	29,357,193	37,190,740
Change in net unrealized appreciation (depreciation)	34,337,301	108,092,854
Net increase (decrease) in net assets resulting from operations	82,396,476	167,255,286
Distributions to shareholders from net investment income	(3,302,358)	(18,562,633)
Distributions to shareholders from net realized gain	(9,432,190)	(13,301,800)
Total distributions	(12,734,548)	(31,864,433)
Share transactions - net increase (decrease)	53,583,957	3,732,087
Redemption fees	21,559	35,627
Total increase (decrease) in net assets	123,267,444	139,158,567

Net Assets
Beginning of period	1,408,725,842	1,269,567,275
End of period (including undistributed net investment income of $18,622,825 and undistributed net investment income of $3,223,201, respectively)	$ 1,531,993,286	$ 1,408,725,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.65	$ 61.06	$ 43.94	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.84	.98	.84	.67	.53	(.01)
Net realized and unrealized gain (loss)	3.14	7.10	17.02	(19.19)	7.29	1.28
Total from investment operations	3.98	8.08	17.86	(18.52)	7.82	1.27
Distributions from net investment income	(.15)	(.83)	(.74)	(.66)	(.42)	-
Distributions from net realized gain	(.47)	(.66)	-	(.02)	(2.44)	-
Total distributions	(.61) M	(1.49)	(.74)	(.68) L	(2.86)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 71.02	$ 67.65	$ 61.06	$ 43.94	$ 63.13	$ 58.16
Total Return B, C, D	5.89%	13.27%	40.66%	(29.43)%	13.38%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.11%	1.13%	1.19%	1.19%	1.29% A
Expenses net of fee waivers, if any	1.10% A	1.11%	1.13%	1.19%	1.19%	1.29% A
Expenses net of all reductions	1.09% A	1.11%	1.13%	1.18%	1.19%	1.28% A
Net investment income (loss)	2.38% A	1.53%	1.51%	1.27%	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,287	$ 160,526	$ 162,370	$ 121,193	$ 23,796	$ 986
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share. M Total distributions of $.61 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.465 per share.

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.30	$ 60.77	$ 43.75	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.73	.79	.66	.53	.36	(.01)
Net realized and unrealized gain (loss)	3.13	7.05	16.95	(19.12)	7.29	1.18
Total from investment operations	3.86	7.84	17.61	(18.59)	7.65	1.17
Distributions from net investment income	(.11)	(.65)	(.59)	(.60)	(.35)	-
Distributions from net realized gain	(.47)	(.66)	-	-	(2.44)	-
Total distributions	(.58)	(1.31)	(.59)	(.60) L	(2.79)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 70.58	$ 67.30	$ 60.77	$ 43.75	$ 62.93	$ 58.06
Total Return B, C, D	5.74%	12.93%	40.24%	(29.61)%	13.11%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.40%	1.44%	1.46%	1.46%	1.61% A
Expenses net of fee waivers, if any	1.38% A	1.40%	1.44%	1.46%	1.46%	1.61% A
Expenses net of all reductions	1.38% A	1.40%	1.44%	1.46%	1.46%	1.60% A
Net investment income (loss)	2.10% A	1.24%	1.21%	.99%	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,706	$ 31,496	$ 29,662	$ 22,624	$ 6,298	$ 529
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.00 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 66.83	$ 60.37	$ 43.53	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.55	.46	.37	.26	.04	(.07)
Net realized and unrealized gain (loss)	3.10	6.98	16.82	(19.01)	7.27	1.18
Total from investment operations	3.65	7.44	17.19	(18.75)	7.31	1.11
Distributions from net investment income	(.05)	(.32)	(.35)	(.42)	(.19)	-
Distributions from net realized gain	(.47)	(.66)	-	-	(2.44)	-
Total distributions	(.52)	(.98)	(.35)	(.42) L	(2.63)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 69.96	$ 66.83	$ 60.37	$ 43.53	$ 62.69	$ 58.00
Total Return B, C, D	5.46%	12.35%	39.48%	(29.96)%	12.53%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.91%	1.97%	1.96%	1.96%	2.09% A
Expenses net of fee waivers, if any	1.91% A	1.91%	1.97%	1.96%	1.96%	2.09% A
Expenses net of all reductions	1.91% A	1.91%	1.97%	1.96%	1.96%	2.09% A
Net investment income (loss)	1.57% A	.73%	.68%	.50%	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,126	$ 20,033	$ 21,099	$ 14,929	$ 4,884	$ 226
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 66.71	$ 60.29	$ 43.46	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.57	.49	.41	.28	.06	(.08)
Net realized and unrealized gain (loss)	3.09	7.00	16.80	(19.00)	7.28	1.18
Total from investment operations	3.66	7.49	17.21	(18.72)	7.34	1.10
Distributions from net investment income	(.06)	(.41)	(.38)	(.44)	(.29)	-
Distributions from net realized gain	(.47)	(.66)	-	-	(2.44)	-
Total distributions	(.52) M	(1.07)	(.38)	(.44) L	(2.73)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 69.85	$ 66.71	$ 60.29	$ 43.46	$ 62.61	$ 57.99
Total Return B, C, D	5.49%	12.44%	39.59%	(29.94)%	12.58%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84% A	1.86%	1.90%	1.93%	1.93%	2.14% A
Expenses net of fee waivers, if any	1.84% A	1.86%	1.90%	1.93%	1.93%	2.14% A
Expenses net of all reductions	1.84% A	1.85%	1.89%	1.93%	1.92%	2.14% A
Net investment income (loss)	1.64% A	.79%	.75%	.52%	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,432	$ 81,239	$ 73,829	$ 54,902	$ 19,791	$ 178
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share. M Total distributions of $.52 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 67.98	$ 61.34	$ 44.14	$ 63.25	$ 58.13	$ 52.18
Income from Investment Operations
Net investment income (loss) E	.94	1.14	.96	.88	.71	.56
Net realized and unrealized gain (loss)	3.15	7.14	17.11	(19.31)	7.30	8.88
Total from investment operations	4.09	8.28	18.07	(18.43)	8.01	9.44
Distributions from net investment income	(.18)	(.98)	(.87)	(.67)	(.46)	(.32)
Distributions from net realized gain	(.47)	(.66)	-	(.03)	(2.44)	(3.18)
Total distributions	(.64) D	(1.64)	(.87)	(.69) K	(2.90)	(3.50)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 71.43	$ 67.98	$ 61.34	$ 44.14	$ 63.25	$ 58.13
Total Return B,C	6.03%	13.55%	40.96%	(29.23)%	13.72%	18.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.83% A	.86%	.92%	.91%	.91%	1.01% A
Expenses net of fee waivers, if any	.83% A	.86%	.92%	.91%	.90%	.99% A
Expenses net of all reductions	.82% A	.86%	.91%	.90%	.90%	.98% A
Net investment income (loss)	2.65% A	1.78%	1.73%	1.55%	1.12%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 992,671	$ 877,548	$ 946,455	$ 657,263	$ 655,224	$ 374,930
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total distributions of $.64 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.465 per share. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 67.84	$ 61.26	$ 44.07	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.92	1.15	.98	.82	.74	.07
Net realized and unrealized gain (loss)	3.14	7.13	17.09	(19.23)	7.30	1.16
Total from investment operations	4.06	8.28	18.07	(18.41)	8.04	1.23
Distributions from net investment income	(.18)	(1.04)	(.88)	(.73)	(.51)	-
Distributions from net realized gain	(.47)	(.66)	-	(.03)	(2.44)	-
Total distributions	(.64) L	(1.70)	(.88)	(.75) K	(2.95)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 71.26	$ 67.84	$ 61.26	$ 44.07	$ 63.22	$ 58.12
Total Return B, C	5.99%	13.57%	41.03%	(29.22)%	13.77%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.87%	.86%	.91%	.85%	1.00% A
Expenses net of fee waivers, if any	.87% A	.87%	.86%	.91%	.85%	1.00% A
Expenses net of all reductions	.87% A	.87%	.86%	.91%	.84%	1.00% A
Net investment income (loss)	2.61% A	1.77%	1.78%	1.54%	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,773	$ 237,883	$ 36,152	$ 30,922	$ 10,384	$ 132
Portfolio turnover rate F	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share. L Total distributions of $.64 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 245,082,736
Gross unrealized depreciation	(17,851,584)
Net unrealized appreciation (depreciation) on securities and other investments	$ 227,231,152

Tax cost	$ 1,314,498,522

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $350,156,665 and $342,065,044, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 206,457	$ 2,797
Class T	.25%	.25%	82,152	-
Class B	.75%	.25%	99,420	74,565
Class C	.75%	.25%	425,207	81,218
			$ 813,236	$ 158,580

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51,013
Class T	7,080
Class B*	19,508
Class C*	8,199
$ 85,800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,911.24
Class T	44,829.27
Class B	29,736.30
Class C	99,248.23
Consumer Staples	1,029,956.22
Institutional Class	304,242.26
	$ 1,703,922

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,852 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest
Borrower	$ 8,756,636.37%		$ 978

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $220,179. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,480 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $87.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ 339,633	$ 2,005,855
Class T	52,538	304,100
Class B	14,564	100,155
Class C	66,419	513,058
Consumer Staples	2,274,105	13,026,528
Institutional Class	555,099	2,612,937
Total	$ 3,302,358	$ 18,562,633
From net realized gain
Class A	$ 1,081,722	$ 1,585,279
Class T	214,298	307,782
Class B	135,434	204,642
Class C	551,415	836,095
Consumer Staples	5,974,346	8,597,123
Institutional Class	1,474,975	1,770,879
Total	$ 9,432,190	$ 13,301,800

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	451,292	610,485	$ 31,749,888	$ 39,028,355
Reinvestment of distributions	18,104	47,297	1,276,695	3,150,891
Shares redeemed	(430,360)	(944,038)	(30,250,032)	(60,078,639)
Net increase (decrease)	39,036	(286,256)	$ 2,776,551	$ (17,899,393)
Class T
Shares sold	48,531	91,776	$ 3,389,518	$ 5,882,190
Reinvestment of distributions	3,561	8,541	249,844	566,923
Shares redeemed	(42,518)	(120,454)	(2,938,816)	(7,689,132)
Net increase (decrease)	9,574	(20,137)	$ 700,546	$ (1,240,019)
Class B
Shares sold	6,849	35,654	$ 470,824	$ 2,191,455
Reinvestment of distributions	1,702	3,610	118,611	238,429
Shares redeemed	(34,932)	(89,029)	(2,418,477)	(5,598,851)
Net increase (decrease)	(26,381)	(49,765)	$ (1,829,042)	$ (3,168,967)
Class C
Shares sold	267,998	340,893	$ 18,568,085	$ 21,482,594
Reinvestment of distributions	6,303	14,479	438,395	954,487
Shares redeemed	(183,139)	(362,057)	(12,567,092)	(23,068,564)
Net increase (decrease)	91,162	(6,685)	$ 6,439,388	$ (631,483)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Consumer Staples
Shares sold	2,808,555	4,055,609	$ 199,494,599	$ 260,108,965
Reinvestment of distributions	111,533	309,170	7,903,272	20,671,323
Shares redeemed	(1,932,130)	(6,885,851)	(135,948,120)	(436,510,553)
Net increase (decrease)	987,958	(2,521,072)	$ 71,449,751	$ (155,730,265)
Institutional Class
Shares sold	1,594,436	3,382,703	$ 112,921,869	$ 212,714,327
Reinvestment of distributions	27,269	58,392	1,927,907	3,904,787
Shares redeemed	(1,988,378)	(524,454)	(140,803,013)	(34,216,900)
Net increase (decrease)	(366,673)	2,916,641	$ (25,953,237)	$ 182,402,214

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Institutional Class (Class I) and the retail class of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and the retail class show the performance of the highest performing class (based on three-year performance) and the lowest performing class (based on five-year performance), respectively.

Consumer Staples Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
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Semiannual Report

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Telecommunications Services Sector

Telecommunications Portfolio

Wireless Portfolio

Semiannual Report

August 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Telecommunications Portfolio	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Wireless Portfolio	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature appears here)

James C. Curvey
Acting Chairman

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.21%
Actual		$ 1,000.00	$ 975.10	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.14
Class T	1.50%
Actual		$ 1,000.00	$ 973.70	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Class B	1.96%
Actual		$ 1,000.00	$ 971.40	$ 9.71
HypotheticalA		$ 1,000.00	$ 1,015.28	$ 9.93
Class C	1.94%
Actual		$ 1,000.00	$ 971.60	$ 9.61
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.83
Telecommunications	.90%
Actual		$ 1,000.00	$ 976.50	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.61	$ 4.57
Institutional Class	.87%
Actual		$ 1,000.00	$ 976.80	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	17.9	10.5
CenturyLink, Inc.	8.8	4.0
American Tower Corp. Class A	7.2	7.1
Verizon Communications, Inc.	6.7	7.0
Crown Castle International Corp.	6.0	5.8
Sprint Nextel Corp.	5.2	4.3
NII Holdings, Inc.	3.8	4.0
tw telecom, inc.	3.7	3.7
SBA Communications Corp. Class A	3.5	3.9
Cogent Communications Group, Inc.	2.9	1.0
	65.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Diversified Telecommunication Services	58.3%
Wireless Telecommunication Services	31.8%
Media	2.1%
Software	1.6%
Construction & Engineering	1.0%
All Others*	5.2%

As of February 28, 2011
Diversified Telecommunication Services	47.8%
Wireless Telecommunication Services	36.2%
Media	10.2%
Internet Software & Services	2.3%
Software	2.0%
All Others*	1.5%

* Includes short-term investments and net other assets.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Nortel Networks Corp. (a)	8,071	$ 0
QUALCOMM, Inc.	28,200	1,451,172
		1,451,172
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
PT Tower Bersama Infrastructure Tbk	14,459,000	3,815,501
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Other Diversified Financial Services - 0.6%
SREI Infrastructure Finance Ltd.	2,303,258	2,116,421
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.3%
Alternative Carriers - 14.5%
AboveNet, Inc.	128,700	7,912,476
Cogent Communications Group, Inc. (a)	755,402	10,711,600
Global Crossing Ltd. (a)	214,886	6,113,507
Iliad SA	17,643	2,117,726
PAETEC Holding Corp. (a)	786,700	4,413,387
tw telecom, inc. (a)	689,157	13,293,839
Vonage Holdings Corp. (a)	2,210,800	8,003,096
		52,565,631
Integrated Telecommunication Services - 43.8%
AT&T, Inc.	2,272,019	64,707,101
Cbeyond, Inc. (a)	494,498	4,593,886
CenturyLink, Inc.	883,884	31,952,407
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	215,100	4,549,365
Cincinnati Bell, Inc. New (a)	2,289,800	7,762,422
General Communications, Inc. Class A (a)	481,935	4,279,583
Koninklijke KPN NV	311,243	4,408,872
PT XL Axiata Tbk	1,136,500	690,025
Telecomunicacoes de Sao Paulo SA sponsored ADR	163,563	5,196,397
Telenor ASA sponsored ADR	125,100	6,271,263
Verizon Communications, Inc.	674,841	24,408,999
		158,820,320
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		211,385,951
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Rackspace Hosting, Inc. (a)	90,700	3,315,992
MEDIA - 2.1%
Cable & Satellite - 2.1%
Liberty Global, Inc. Class A (a)	98,400	3,974,376
Virgin Media, Inc.	140,900	3,573,224
		7,547,600

	Shares	Value
SOFTWARE - 1.6%
Application Software - 1.6%
AsiaInfo-Linkage, Inc. (a)(d)	336,300	$ 3,847,272
Synchronoss Technologies, Inc. (a)	68,503	1,860,541
		5,707,813
WIRELESS TELECOMMUNICATION SERVICES - 31.8%
Wireless Telecommunication Services - 31.8%
American Tower Corp. Class A (a)	484,800	26,111,328
Clearwire Corp. Class A (a)(d)	1,476,236	4,738,718
Crown Castle International Corp. (a)	502,383	21,818,494
MetroPCS Communications, Inc. (a)	617,706	6,893,599
NII Holdings, Inc. (a)	358,100	13,797,593
Pendrell Corp. (a)(d)	1,553,465	3,479,762
PT Indosat Tbk	6,324,100	3,996,377
SBA Communications Corp. Class A (a)	336,282	12,708,097
Sprint Nextel Corp. (a)	5,055,450	19,008,492
VimpelCom Ltd. sponsored ADR	240,700	2,751,201
		115,303,661
TOTAL COMMON STOCKS (Cost $360,788,613)		350,644,111
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.11% (b)	14,225,246	14,225,246
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,571,600	10,571,600
TOTAL MONEY MARKET FUNDS (Cost $24,796,846)		24,796,846
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $385,585,459)		375,440,957
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(12,813,169)
NET ASSETS - 100%		$ 362,627,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,766
Fidelity Securities Lending Cash Central Fund	161,269
Total	$ 165,035
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 350,644,111	$ 340,025,787	$ 10,618,324	$ -
Money Market Funds	24,796,846	24,796,846	-	-
Total Investments in Securities:	$ 375,440,957	$ 364,822,633	$ 10,618,324	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(580,722)
Total Unrealized Gain (Loss)	580,722
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Bermuda	2.5%
Indonesia	2.3%
Norway	1.7%
Brazil	1.4%
Hong Kong	1.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	1.2%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $76,308,957 of which $11,764,473, $52,002,796 and $12,541,688 will expire in fiscal 2012, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,841,183) - See accompanying schedule: Unaffiliated issuers (cost $360,788,613)	$ 350,644,111
Fidelity Central Funds (cost $24,796,846)	24,796,846
Total Investments (cost $385,585,459)		$ 375,440,957
Foreign currency held at value (cost $753,775)		753,775
Receivable for investments sold		5,348,868
Receivable for fund shares sold		2,403,013
Dividends receivable		100,236
Distributions receivable from Fidelity Central Funds		24,602
Other receivables		32,917
Total assets		384,104,368

Liabilities
Payable for investments purchased	$ 9,844,292
Payable for fund shares redeemed	777,032
Accrued management fee	161,178
Distribution and service plan fees payable	5,298
Other affiliated payables	94,728
Other payables and accrued expenses	22,452
Collateral on securities loaned, at value	10,571,600
Total liabilities		21,476,580

Net Assets		$ 362,627,788
Net Assets consist of:
Paid in capital		$ 438,381,069
Undistributed net investment income		2,481,405
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,096,925)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(10,137,761)
Net Assets		$ 362,627,788

Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,239,077 ÷ 114,512 shares)	$ 45.75

Maximum offering price per share (100/94.25 of $45.75)	$ 48.54
Class T: Net Asset Value and redemption price per share ($2,919,745 ÷ 64,058 shares)	$ 45.58

Maximum offering price per share (100/96.50 of $45.58)	$ 47.23
Class B: Net Asset Value and offering price per share ($628,038 ÷ 13,777 shares)A	$ 45.59

Class C: Net Asset Value and offering price per share ($3,190,587 ÷ 70,032 shares)A	$ 45.56

Telecommunications: Net Asset Value, offering price and redemption price per share ($346,236,544 ÷ 7,537,794 shares)	$ 45.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,413,797 ÷ 96,168 shares)	$ 45.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,082,420
Interest		54
Income from Fidelity Central Funds		165,035
Total income		4,247,509

Expenses
Management fee	$ 1,090,927
Transfer agent fees	487,488
Distribution and service plan fees	34,072
Accounting and security lending fees	79,932
Custodian fees and expenses	8,390
Independent trustees' compensation	1,083
Registration fees	59,574
Audit	31,732
Legal	2,417
Interest	700
Miscellaneous	2,228
Total expenses before reductions	1,798,543
Expense reductions	(49,531)	1,749,012
Net investment income (loss)		2,498,497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,856,651
Foreign currency transactions	(48,513)
Total net realized gain (loss)		14,808,138
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,380,912)
Assets and liabilities in foreign currencies	8,541
Total change in net unrealized appreciation (depreciation)		(29,372,371)
Net gain (loss)		(14,564,233)
Net increase (decrease) in net assets resulting from operations		$ (12,065,736)

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,498,497	$ 5,690,743
Net realized gain (loss)	14,808,138	23,994,180
Change in net unrealized appreciation (depreciation)	(29,372,371)	56,972,793
Net increase (decrease) in net assets resulting from operations	(12,065,736)	86,657,716
Distributions to shareholders from net investment income	(277,845)	(7,366,695)
Share transactions - net increase (decrease)	7,337,853	(685,685)
Redemption fees	25,782	11,018
Total increase (decrease) in net assets	(4,979,946)	78,616,354

Net Assets
Beginning of period	367,607,734	288,991,380
End of period (including undistributed net investment income of $2,481,405 and undistributed net investment income of $260,753, respectively)	$ 362,627,788	$ 367,607,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 37.64	$ 26.66	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.24	.57	.67	.22	.26	- K
Net realized and unrealized gain (loss)	(1.41)	9.49	10.55	(15.60)	(8.08)	3.15
Total from investment operations	(1.17)	10.06	11.22	(15.38)	(7.82)	3.15
Distributions from net investment income	(.01)	(.77)	(.19)	(.35) N	(.51)	-
Distributions from net realized gain	-	-	(.05)	(.18) N	-	-
Total distributions	(.01)	(.77)	(.24) M	(.52) L	(.51)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.75	$ 46.93	$ 37.64	$ 26.66	$ 42.56	$ 50.89
Total Return B, C, D	(2.49)%	26.87%	42.07%	(36.16)%	(15.55)%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.21% A	1.20%	1.26%	1.21%	1.20%	1.23% A
Expenses net of fee waivers, if any	1.21% A	1.20%	1.26%	1.21%	1.20%	1.23% A
Expenses net of all reductions	1.19% A	1.18%	1.24%	1.21%	1.19%	1.22% A
Net investment income (loss)	.99% A	1.35%	1.89%	.61%	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,239	$ 4,305	$ 3,343	$ 2,112	$ 2,791	$ 658
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.81	$ 37.55	$ 26.68	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.17	.45	.57	.12	.12	(.02)
Net realized and unrealized gain (loss)	(1.40)	9.47	10.54	(15.56)	(8.07)	3.14
Total from investment operations	(1.23)	9.92	11.11	(15.44)	(7.95)	3.12
Distributions from net investment income	-	(.66)	(.22)	(.24) N	(.42)	-
Distributions from net realized gain	-	-	(.03)	(.13) N	-	-
Total distributions	-	(.66)	(.24) M	(.37) L	(.42)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.58	$ 46.81	$ 37.55	$ 26.68	$ 42.49	$ 50.86
Total Return B, C, D	(2.63)%	26.54%	41.64%	(36.34)%	(15.78)%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.48%	1.55%	1.49%	1.46%	1.54% A
Expenses net of fee waivers, if any	1.50% A	1.48%	1.55%	1.49%	1.46%	1.54% A
Expenses net of all reductions	1.47% A	1.46%	1.53%	1.48%	1.45%	1.53% A
Net investment income (loss)	.70% A	1.06%	1.60%	.33%	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,920	$ 2,882	$ 2,051	$ 620	$ 1,270	$ 560
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 37.60	$ 26.71	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.06	.25	.40	(.05)	(.14)	(.05)
Net realized and unrealized gain (loss)	(1.40)	9.48	10.54	(15.49)	(8.04)	3.11
Total from investment operations	(1.34)	9.73	10.94	(15.54)	(8.18)	3.06
Distributions from net investment income	-	(.40)	(.04)	(.11) N	(.20)	-
Distributions from net realized gain	-	-	(.01)	(.06) N	-	-
Total distributions	-	(.40)	(.05) M	(.17) L	(.20)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.59	$ 46.93	$ 37.60	$ 26.71	$ 42.42	$ 50.80
Total Return B, C, D	(2.86)%	25.96%	40.97%	(36.64)%	(16.18)%	6.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.96% A	1.95%	2.01%	1.97%	1.95%	2.05% A
Expenses net of fee waivers, if any	1.96% A	1.95%	2.01%	1.97%	1.95%	2.05% A
Expenses net of all reductions	1.94% A	1.93%	2.00%	1.96%	1.94%	2.05% A
Net investment income (loss)	.24% A	.60%	1.13%	(.15)%	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 706	$ 641	$ 363	$ 741	$ 291
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. MTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.89	$ 37.61	$ 26.76	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.06	.26	.41	(.05)	(.14)	(.07)
Net realized and unrealized gain (loss)	(1.39)	9.46	10.56	(15.50)	(8.03)	3.14
Total from investment operations	(1.33)	9.72	10.97	(15.55)	(8.17)	3.07
Distributions from net investment income	-	(.44)	(.10)	(.07) N	(.22)	-
Distributions from net realized gain	-	-	(.02)	(.05) N	-	-
Total distributions	-	(.44)	(.12) M	(.11) L	(.22)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.56	$ 46.89	$ 37.61	$ 26.76	$ 42.42	$ 50.81
Total Return B, C, D	(2.84)%	25.95%	41.00%	(36.64)%	(16.17)%	6.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.94%	2.01%	1.97%	1.95%	2.07% A
Expenses net of fee waivers, if any	1.94% A	1.94%	2.01%	1.97%	1.95%	2.07% A
Expenses net of all reductions	1.91% A	1.92%	2.00%	1.96%	1.94%	2.06% A
Net investment income (loss)	.26% A	.61%	1.13%	(.14)%	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,191	$ 3,035	$ 2,151	$ 371	$ 902	$ 332
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 47.07	$ 37.73	$ 26.74	$ 42.70	$ 50.91	$ 41.97
Income from Investment Operations
Net investment income (loss) D	.31	.69	.76	.30	.43	.61 G
Net realized and unrealized gain (loss)	(1.41)	9.52	10.59	(15.65)	(8.12)	8.85
Total from investment operations	(1.10)	10.21	11.35	(15.35)	(7.69)	9.46
Distributions from net investment income	(.04)	(.87)	(.31)	(.41) M	(.52)	(.53)
Distributions from net realized gain	-	-	(.05)	(.20) M	-	-
Total distributions	(.04)	(.87)	(.36) L	(.61) K	(.52)	(.53)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 45.93	$ 47.07	$ 37.73	$ 26.74	$ 42.70	$ 50.91
Total Return B, C	(2.35)%	27.24%	42.43%	(36.00)%	(15.30)%	22.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.92%	.99%	.97%	.91%	.99%
Expenses net of fee waivers, if any	.90% A	.92%	.99%	.97%	.90%	.97%
Expenses net of all reductions	.87% A	.91%	.98%	.96%	.90%	.97%
Net investment income (loss)	1.30% A	1.62%	2.15%	.85%	.79%	1.34% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 346,237	$ 354,938	$ 279,704	$ 196,231	$ 334,565	$ 624,427
Portfolio turnover rate F	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. LTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.02	$ 37.69	$ 26.73	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.31	.71	.84	.34	.45	.16
Net realized and unrealized gain (loss)	(1.40)	9.50	10.55	(15.67)	(8.09)	3.01
Total from investment operations	(1.09)	10.21	11.39	(15.33)	(7.64)	3.17
Distributions from net investment income	(.03)	(.88)	(.38)	(.40) M	(.62)	-
Distributions from net realized gain	-	-	(.05)	(.20) M	-	-
Total distributions	(.03)	(.88)	(.43) L	(.59) K	(.62)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 45.90	$ 47.02	$ 37.69	$ 26.73	$ 42.65	$ 50.91
Total Return B, C	(2.32)%	27.27%	42.59%	(35.99)%	(15.23)%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.91%	.86%	.91%	.83%	.98% A
Expenses net of fee waivers, if any	.87% A	.91%	.86%	.91%	.83%	.98% A
Expenses net of all reductions	.84% A	.89%	.84%	.90%	.83%	.97% A
Net investment income (loss)	1.33% A	1.64%	2.29%	.91%	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,414	$ 1,743	$ 1,101	$ 68	$ 256	$ 114
Portfolio turnover rate F	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. LTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,320,826
Gross unrealized depreciation	(50,640,847)
Net unrealized appreciation (depreciation) on securities and other investments	$ (16,320,021)
Tax cost	$ 391,760,978

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,410,930 and $150,424,734, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,276	$ 217
Class T	.25%	.25%	7,666	-
Class B	.75%	.25%	3,481	2,610
Class C	.75%	.25%	16,649	4,455
			$ 34,072	$ 7,282

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,640
Class T	1,569
Class B*	619
Class C*	594
$ 6,422

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,725.31
Class T	5,291.35
Class B	1,066.31
Class C	4,663.28
Telecommunications	466,664.25
Institutional Class	2,079.21
	$ 487,488

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,829 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,288,143.32%		$ 700

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $612 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $161,269. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $49,531 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ 1,295	$ 67,506
Class T	-	39,660
Class B	-	6,185
Class C	-	26,169
Telecommunications	275,408	7,180,244
Institutional Class	1,142	46,931
Total	$ 277,845	$ 7,366,695

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	53,338	40,645	$ 2,580,834	$ 1,741,332
Reinvestment of distributions	24	1,359	1,190	59,381
Shares redeemed	(30,571)	(39,099)	(1,429,997)	(1,642,347)
Net increase (decrease)	22,791	2,905	$ 1,152,027	$ 158,366
Class T
Shares sold	16,441	23,206	$ 762,998	$ 981,887
Reinvestment of distributions	-	894	-	39,051
Shares redeemed	(13,944)	(17,166)	(646,067)	(731,684)
Net increase (decrease)	2,497	6,934	$ 116,931	$ 289,254
Class B
Shares sold	1,141	3,985	$ 54,978	$ 164,934
Reinvestment of distributions	-	125	-	5,371
Shares redeemed	(2,402)	(6,122)	(113,546)	(254,241)
Net increase (decrease)	(1,261)	(2,012)	$ (58,568)	$ (83,936)
Class C
Shares sold	17,377	29,965	$ 825,543	$ 1,283,190
Reinvestment of distributions	-	433	-	18,769
Shares redeemed	(12,063)	(22,865)	(554,428)	(981,215)
Net increase (decrease)	5,314	7,533	$ 271,115	$ 320,744
Telecommunications
Shares sold	2,250,373	3,169,647	$ 109,773,656	$ 131,656,721
Reinvestment of distributions	5,390	156,783	263,979	6,893,743
Shares redeemed	(2,258,765)	(3,199,430)	(107,056,542)	(139,972,066)
Net increase (decrease)	(3,002)	127,000	$ 2,981,093	$ (1,421,602)
Institutional Class
Shares sold	92,210	131,873	$ 4,475,598	$ 5,646,597
Reinvestment of distributions	19	800	948	36,161
Shares redeemed	(33,121)	(124,838)	(1,601,291)	(5,631,269)
Net increase (decrease)	59,108	7,835	$ 2,875,255	$ 51,489

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Semiannual Report

Wireless Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Actual	.90%	$ 1,000.00	$ 940.90	$ 4.39
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.61	$ 4.57

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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Wireless Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC sponsored ADR	15.1	13.4
QUALCOMM, Inc.	9.8	9.9
American Tower Corp. Class A	5.9	4.1
Sprint Nextel Corp.	5.0	6.3
Crown Castle International Corp.	4.6	4.3
Virgin Media, Inc.	3.9	2.5
Apple, Inc.	3.8	4.0
Motorola Solutions, Inc.	3.8	2.1
SBA Communications Corp. Class A	3.6	3.9
Motorola Mobility Holdings, Inc.	3.3	1.4
	58.8
Top Industries (% of fund's net assets)
As of August 31, 2011
Wireless Telecommunication Services	44.8%
Communications Equipment	27.7%
Diversified Telecommunication Services	7.4%
Media	4.6%
Computers & Peripherals	3.8%
All Others*	11.7%

As of February 28, 2011
Wireless Telecommunication Services	46.7%
Communications Equipment	25.9%
Diversified Telecommunication Services	11.7%
Software	4.3%
Computers & Peripherals	4.0%
All Others*	7.4%

* Includes short-term investments and net other assets.

Semiannual Report

Wireless Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 27.7%
Communications Equipment - 27.7%
Aruba Networks, Inc. (a)(d)	293,584	$ 6,262,147
Harris Corp. (d)	91,600	3,696,060
InterDigital, Inc. (d)	67,300	4,737,920
Motorola Mobility Holdings, Inc.	250,460	9,447,351
Motorola Solutions, Inc.	256,068	10,777,902
QUALCOMM, Inc.	539,950	27,785,827
Research In Motion Ltd. (a)	257,100	8,353,180
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	495,800	5,557,918
ViaSat, Inc. (a)	64,400	2,286,200
		78,904,505
COMPUTERS & PERIPHERALS - 3.8%
Computer Hardware - 3.8%
Apple, Inc. (a)	28,100	10,813,723
DIVERSIFIED TELECOMMUNICATION SERVICES - 7.4%
Integrated Telecommunication Services - 7.4%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	406,800	8,603,820
Telefonica SA sponsored ADR	267,900	5,585,715
Verizon Communications, Inc.	189,600	6,857,832
		21,047,367
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Fushi Copperweld, Inc. (a)	78,100	535,766
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	7,800	4,219,488
IT SERVICES - 2.0%
IT Consulting & Other Services - 2.0%
Amdocs Ltd. (a)	200,900	5,518,723
MEDIA - 4.6%
Cable & Satellite - 4.6%
DIRECTV (a)	43,300	1,903,901
Virgin Media, Inc.	443,400	11,244,624
		13,148,525
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Semiconductors - 3.2%
NVIDIA Corp. (a)	309,500	4,119,445
NXP Semiconductors NV	122,100	1,989,009
RF Micro Devices, Inc. (a)	474,300	2,945,403
		9,053,857
SOFTWARE - 3.0%
Application Software - 3.0%
AsiaInfo-Linkage, Inc. (a)(d)	122,100	1,396,824
BroadSoft, Inc. (a)(d)	102,100	3,088,525

	Shares	Value
Gameloft (a)	506,862	$ 2,927,297
Synchronoss Technologies, Inc. (a)	39,100	1,061,956
Tangoe, Inc. (a)	11,331	125,434
		8,600,036
WIRELESS TELECOMMUNICATION SERVICES - 44.8%
Wireless Telecommunication Services - 44.8%
American Tower Corp. Class A (a)	313,392	16,879,293
China Mobile (Hong Kong) Ltd. sponsored ADR (d)	133,600	6,836,312
Clearwire Corp. Class A (a)(d)	1,649,800	5,295,858
Crown Castle International Corp. (a)	298,900	12,981,227
Leap Wireless International, Inc. (a)(d)	136,850	1,237,124
MetroPCS Communications, Inc. (a)	505,800	5,644,728
NII Holdings, Inc. (a)	199,000	7,667,470
NTELOS Holdings Corp.	73,900	1,452,135
SBA Communications Corp. Class A (a)	269,500	10,184,405
Sprint Nextel Corp. (a)	3,800,531	14,289,997
Telephone & Data Systems, Inc.	41,644	1,067,336
U.S. Cellular Corp. (a)	21,900	946,956
USA Mobility, Inc.	1,800	27,306
Vodafone Group PLC sponsored ADR	1,633,700	43,031,657
		127,541,804
TOTAL COMMON STOCKS (Cost $284,686,367)		279,383,794
Money Market Funds - 12.0%

Fidelity Cash Central Fund, 0.11% (b)	9,970,968	9,970,968
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	24,168,875	24,168,875
TOTAL MONEY MARKET FUNDS (Cost $34,139,843)		34,139,843
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $318,826,210)		313,523,637
NET OTHER ASSETS (LIABILITIES) - (10.2)%		(28,894,358)
NET ASSETS - 100%		$ 284,629,279
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 950
Fidelity Securities Lending Cash Central Fund	135,389
Total	$ 136,339
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	69.0%
United Kingdom	15.1%
Hong Kong	5.4%
Canada	2.9%
Spain	2.0%
Bailiwick of Guernsey	2.0%
Sweden	1.9%
France	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $2,779,539 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,976,313) - See accompanying schedule: Unaffiliated issuers (cost $284,686,367)	$ 279,383,794
Fidelity Central Funds (cost $34,139,843)	34,139,843
Total Investments (cost $318,826,210)		$ 313,523,637
Receivable for investments sold		1,752,259
Receivable for fund shares sold		1,335,058
Dividends receivable		133,794
Distributions receivable from Fidelity Central Funds		22,874
Other receivables		32,282
Total assets		316,799,904

Liabilities
Payable for investments purchased	$ 7,577,407
Payable for fund shares redeemed	206,249
Accrued management fee	123,447
Other affiliated payables	74,490
Other payables and accrued expenses	20,157
Collateral on securities loaned, at value	24,168,875
Total liabilities		32,170,625

Net Assets		$ 284,629,279
Net Assets consist of:
Paid in capital		$ 278,766,651
Undistributed net investment income		1,880,977
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,285,597
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,303,946)
Net Assets, for 36,475,805 shares outstanding		$ 284,629,279
Net Asset Value, offering price and redemption price per share ($284,629,279 ÷ 36,475,805 shares)		$ 7.80

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 3,160,987
Income from Fidelity Central Funds		136,339
Total income		3,297,326

Expenses
Management fee	$ 886,512
Transfer agent fees	419,200
Accounting and security lending fees	66,077
Custodian fees and expenses	8,799
Independent trustees' compensation	880
Registration fees	23,319
Audit	24,486
Legal	514
Interest	168
Miscellaneous	1,920
Total expenses before reductions	1,431,875
Expense reductions	(15,526)	1,416,349
Net investment income (loss)		1,880,977
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,293,027
Foreign currency transactions	(12,639)
Total net realized gain (loss)		21,280,388
Change in net unrealized appreciation (depreciation) on: Investment securities	(41,020,981)
Assets and liabilities in foreign currencies	430
Total change in net unrealized appreciation (depreciation)		(41,020,551)
Net gain (loss)		(19,740,163)
Net increase (decrease) in net assets resulting from operations		$ (17,859,186)

See accompanying notes which are an integral part of the financial statements.

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Wireless Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,880,977	$ 3,330,405
Net realized gain (loss)	21,280,388	22,950,724
Change in net unrealized appreciation (depreciation)	(41,020,551)	56,266,631
Net increase (decrease) in net assets resulting from operations	(17,859,186)	82,547,760
Distributions to shareholders from net investment income	-	(3,588,883)
Share transactions Proceeds from sales of shares	35,324,675	100,945,127
Reinvestment of distributions	-	3,455,935
Cost of shares redeemed	(93,928,922)	(127,181,095)
Net increase (decrease) in net assets resulting from share transactions	(58,604,247)	(22,780,033)
Redemption fees	10,529	7,728
Total increase (decrease) in net assets	(76,452,904)	56,186,572

Net Assets
Beginning of period	361,082,183	304,895,611
End of period (including undistributed net investment income of $1,880,977 and undistributed net investment income of $0, respectively)	$ 284,629,279	$ 361,082,183
Other Information Shares
Sold	4,475,462	13,788,692
Issued in reinvestment of distributions	-	460,791
Redeemed	(11,579,085)	(17,824,633)
Net increase (decrease)	(7,103,623)	(3,575,150)

Financial Highlights

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.29	$ 6.47	$ 4.44	$ 7.23	$ 7.13	$ 7.20
Income from Investment Operations
Net investment income (loss) D	.05	.08	.06	.05	.03 G	.05 H
Net realized and unrealized gain (loss)	(.54)	1.82	2.03	(2.78)	.36	.32
Total from investment operations	(.49)	1.90	2.09	(2.73)	.39	.37
Distributions from net investment income	-	(.08)	(.06)	(.06)	(.03)	-
Distributions from net realized gain	-	-	-	-	(.26)	(.44)
Total distributions	-	(.08)	(.06)	(.06)	(.29)	(.44)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 7.80	$ 8.29	$ 6.47	$ 4.44	$ 7.23	$ 7.13
Total Return B, C	(5.91)%	29.55%	47.06%	(37.68)%	4.71%	5.16%
Ratios to Average Net Assets E, I
Expenses before reductions	.90% A	.92%	.96%	.95%	.91%	.97%
Expenses net of fee waivers, if any	.90% A	.92%	.96%	.95%	.91%	.97%
Expenses net of all reductions	.89% A	.91%	.94%	.94%	.91%	.96%
Net investment income (loss)	1.18% A	1.08%	.90%	.85%	.32% G	.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 284,629	$ 361,082	$ 304,896	$ 181,114	$ 434,916	$ 278,371
Portfolio turnover rate F	122% A	111%	154%	191%	191%	124%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .19%. HInvestment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .30%. IExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. JFor the year ended February 29. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,115,494
Gross unrealized depreciation	(34,676,756)
Net unrealized appreciation (depreciation) on securities and other investments	$ (15,561,262)
Tax cost	$ 329,084,899

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value

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3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $197,953,790 and $258,902,018, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,998 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,387,750.35%		$ 168

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $534 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $135,389. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,526 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Telecommunications Portfolio
Wireless Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance (Telecommunications Portfolio). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Institutional Class (Class I) and the retail class of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and the retail class show the performance of the highest performing class (based on three-year performance) and the lowest performing class (based on five-year performance), respectively.

Telecommunications Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Investment Performance (Wireless Portfolio). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against a third-party sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns and the cumulative total returns of a third-party sponsored index ("benchmark").

Semiannual Report

Wireless Portfolio

The Board noted that the investment performance of the fund compared favorably to its benchmark for all the periods shown. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Telecommunications Portfolio

Wireless Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of Telecommunications Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of Wireless Portfolio's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class of Telecommunications Portfolio ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that Wireless Portfolio's total expense ratio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of Telecommunications Portfolio and the total expense ratio of Wireless Portfolio were reasonable, although Class T of Telecommunications Portfolio was above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

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Fidelity Advisor

Focus Funds®

Class A, Class T, Class B and Class C

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders
Fidelity Advisor® Consumer Staples Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Gold Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Consolidated Investments
	(Click Here)	Consolidated Financial Statements
	(Click Here)	Notes to the Consolidated Financial Statements
Fidelity Advisor Materials Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Fidelity Advisor Telecommunications Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photograph)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's signature)

James C. Curvey
Acting Chairman

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.10%
Actual		$ 1,000.00	$ 1,058.90	$ 5.69
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.58
Class T	1.38%
Actual		$ 1,000.00	$ 1,057.40	$ 7.14
Hypothetical A		$ 1,000.00	$ 1,018.20	$ 7.00
Class B	1.91%
Actual		$ 1,000.00	$ 1,054.60	$ 9.86
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.68
Class C	1.84%
Actual		$ 1,000.00	$ 1,054.90	$ 9.50
Hypothetical A		$ 1,000.00	$ 1,015.89	$ 9.32
Consumer Staples	.83%
Actual		$ 1,000.00	$ 1,060.30	$ 4.30
Hypothetical A		$ 1,000.00	$ 1,020.96	$ 4.22
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,059.90	$ 4.50
Hypothetical A		$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	15.8	15.8
The Coca-Cola Co.	11.4	12.0
British American Tobacco PLC sponsored ADR	8.5	6.1
CVS Caremark Corp.	6.8	6.6
Altria Group, Inc.	5.2	5.6
PepsiCo, Inc.	4.7	4.4
Molson Coors Brewing Co. Class B	2.9	2.8
Constellation Brands, Inc. Class A (sub. vtg.)	2.8	2.5
Diageo PLC sponsored ADR	2.8	3.1
Johnson & Johnson	2.7	3.0
	63.6
Top Industries (% of fund's net assets)
As of August 31, 2011
Beverages	32.6%
Household Products	18.9%
Tobacco	17.2%
Food & Staples Retailing	11.3%
Food Products	9.3%
All Others*	10.7%

As of February 28, 2011
Beverages	30.1%
Household Products	20.0%
Food & Staples Retailing	15.7%
Tobacco	14.8%
Food Products	12.7%
All Others*	6.7%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
BEVERAGES - 32.6%
Brewers - 6.1%
Anheuser-Busch InBev SA NV	680,562	$ 37,569,353
Carlsberg A/S Series B	54,200	4,065,954
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	221,285	7,886,597
Molson Coors Brewing Co. Class B	1,010,951	44,229,106
		93,751,010
Distillers & Vintners - 8.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,200,082	43,495,621
Diageo PLC sponsored ADR	536,427	43,053,631
Pernod-Ricard SA	326,101	29,280,812
Remy Cointreau SA	185,996	16,382,716
		132,212,780
Soft Drinks - 17.9%
Coca-Cola Bottling Co. Consolidated	82,913	4,643,128
Coca-Cola FEMSA SAB de CV sponsored ADR	75,029	7,411,365
Coca-Cola Icecek A/S	404,842	5,028,653
Embotelladora Andina SA sponsored ADR (d)	277,541	7,601,848
Fomento Economico Mexicano SAB de CV sponsored ADR	36,987	2,549,144
PepsiCo, Inc.	1,112,925	71,705,758
The Coca-Cola Co.	2,481,092	174,792,931
		273,732,827
TOTAL BEVERAGES		499,696,617
FOOD & STAPLES RETAILING - 11.3%
Drug Retail - 9.5%
CVS Caremark Corp.	2,914,263	104,651,184
Drogasil SA	492,400	3,866,327
Walgreen Co.	1,056,026	37,182,675
		145,700,186
Food Distributors - 0.4%
Chefs' Warehouse Holdings (a)	20,300	294,350
Sysco Corp.	130,400	3,642,072
United Natural Foods, Inc. (a)	60,836	2,474,200
		6,410,622
Food Retail - 0.5%
Fresh Market, Inc.	11,800	455,598
Susser Holdings Corp. (a)	170,370	3,594,807
The Pantry, Inc. (a)	210,794	2,634,925
		6,685,330
Hypermarkets & Super Centers - 0.9%
Carrefour SA	143,179	3,817,757
Wal-Mart Stores, Inc.	194,018	10,323,698
		14,141,455
TOTAL FOOD & STAPLES RETAILING		172,937,593

	Shares	Value
FOOD PRODUCTS - 9.3%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	443,558	$ 12,632,532
Bunge Ltd.	512,881	33,188,530
Cosan Ltd. Class A	60,400	704,264
Cresud S.A.C.I.F. y A. sponsored ADR	91,600	1,294,308
Origin Agritech Ltd. (a)	95,200	276,080
SLC Agricola SA	313,300	3,111,450
Viterra, Inc.	345,000	3,671,262
		54,878,426
Packaged Foods & Meats - 5.7%
Brasil Foods SA	2,000	39,122
Calavo Growers, Inc.	206,875	4,137,500
Cermaq ASA	123,470	1,542,023
Danone	31,920	2,181,229
Dean Foods Co. (a)	483,806	4,180,084
Green Mountain Coffee Roasters, Inc. (a)	95,500	10,002,670
Lindt & Spruengli AG	111	4,112,233
Mead Johnson Nutrition Co. Class A	227,332	16,197,405
Nestle SA	328,793	20,359,874
Unilever NV (NY Reg.) (d)	637,691	21,681,494
Want Want China Holdings Ltd.	4,014,000	3,325,366
		87,759,000
TOTAL FOOD PRODUCTS		142,637,426
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
SodaStream International Ltd.	7,400	262,330
HOUSEHOLD PRODUCTS - 18.9%
Household Products - 18.9%
Colgate-Palmolive Co.	448,775	40,376,287
Procter & Gamble Co.	3,800,320	242,004,378
Spectrum Brands Holdings, Inc. (a)	280,147	7,502,337
		289,883,002
PERSONAL PRODUCTS - 3.8%
Personal Products - 3.8%
Avon Products, Inc.	804,077	18,139,977
Hypermarcas SA	286,300	2,399,097
L'Oreal SA	243,200	26,480,517
Natura Cosmeticos SA	137,100	3,282,925
Nu Skin Enterprises, Inc. Class A	171,550	7,254,850
		57,557,366
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	631,773	41,570,663
TOBACCO - 17.2%
Tobacco - 17.2%
Altria Group, Inc.	2,935,826	79,825,109
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
British American Tobacco PLC sponsored ADR (d)	1,457,041	$ 130,565,444
KT&G Corp.	56,700	3,663,216
Lorillard, Inc.	61,700	6,874,614
Philip Morris International, Inc.	534,583	37,057,294
Souza Cruz Industria Comerico	417,300	5,211,171
		263,196,848
TOTAL COMMON STOCKS (Cost $1,235,691,516)		1,467,741,845
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b)	60,676,854	60,676,854
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,310,975	13,310,975
TOTAL MONEY MARKET FUNDS (Cost $73,987,829)		73,987,829
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,309,679,345)		1,541,729,674
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(9,736,388)
NET ASSETS - 100%		$ 1,531,993,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,702
Fidelity Securities Lending Cash Central Fund	220,179
Total	$ 239,881
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,467,741,845	$ 1,430,172,492	$ 37,569,353	$ -
Money Market Funds	73,987,829	73,987,829	-	-
Total Investments in Securities:	$ 1,541,729,674	$ 1,504,160,321	$ 37,569,353	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.6%
United Kingdom	11.3%
France	5.0%
Belgium	2.4%
Bermuda	2.3%
Brazil	1.8%
Switzerland	1.6%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,135,213) - See accompanying schedule: Unaffiliated issuers (cost $1,235,691,516)	$ 1,467,741,845
Fidelity Central Funds (cost $73,987,829)	73,987,829
Total Investments (cost $1,309,679,345)		$ 1,541,729,674
Receivable for investments sold		1,343,207
Receivable for fund shares sold		4,376,151
Dividends receivable		4,721,020
Distributions receivable from Fidelity Central Funds		29,317
Other receivables		9,140
Total assets		1,552,208,509

Liabilities
Payable for investments purchased	$ 4,502,969
Payable for fund shares redeemed	1,246,565
Accrued management fee	665,180
Distribution and service plan fees payable	133,665
Other affiliated payables	321,403
Other payables and accrued expenses	34,466
Collateral on securities loaned, at value	13,310,975
Total liabilities		20,215,223

Net Assets		$ 1,531,993,286
Net Assets consist of:
Paid in capital		$ 1,257,732,890
Undistributed net investment income		18,622,825
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,563,832
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		232,073,739
Net Assets		$ 1,531,993,286

Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($171,286,767 ÷ 2,411,844 shares)	$ 71.02

Maximum offering price per share (100/94.25 of $71.02)	$ 75.35
Class T: Net Asset Value and redemption price per share ($33,705,611 ÷ 477,548 shares)	$ 70.58

Maximum offering price per share (100/96.50 of $70.58)	$ 73.14
Class B: Net Asset Value and offering price per share ($19,125,623 ÷ 273,361 shares)A	$ 69.96

Class C: Net Asset Value and offering price per share ($91,431,558 ÷ 1,308,948 shares)A	$ 69.85

Consumer Staples: Net Asset Value, offering price and redemption price per share ($992,670,953 ÷ 13,896,457 shares)	$ 71.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($223,772,774 ÷ 3,140,087 shares)	$ 71.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 25,449,883
Income from Fidelity Central Funds		239,881
Total income		25,689,764

Expenses
Management fee	$ 4,110,885
Transfer agent fees	1,703,922
Distribution and service plan fees	813,236
Accounting and security lending fees	234,322
Custodian fees and expenses	40,235
Independent trustees' compensation	3,924
Registration fees	71,385
Audit	20,185
Legal	1,998
Interest	978
Miscellaneous	8,279
Total expenses before reductions	7,009,349
Expense reductions	(21,567)	6,987,782
Net investment income (loss)		18,701,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,446,094
Foreign currency transactions	(88,901)
Total net realized gain (loss)		29,357,193
Change in net unrealized appreciation (depreciation) on: Investment securities	34,315,072
Assets and liabilities in foreign currencies	22,229
Total change in net unrealized appreciation (depreciation)		34,337,301
Net gain (loss)		63,694,494
Net increase (decrease) in net assets resulting from operations		$ 82,396,476

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,701,982	$ 21,971,692
Net realized gain (loss)	29,357,193	37,190,740
Change in net unrealized appreciation (depreciation)	34,337,301	108,092,854
Net increase (decrease) in net assets resulting from operations	82,396,476	167,255,286
Distributions to shareholders from net investment income	(3,302,358)	(18,562,633)
Distributions to shareholders from net realized gain	(9,432,190)	(13,301,800)
Total distributions	(12,734,548)	(31,864,433)
Share transactions - net increase (decrease)	53,583,957	3,732,087
Redemption fees	21,559	35,627
Total increase (decrease) in net assets	123,267,444	139,158,567

Net Assets
Beginning of period	1,408,725,842	1,269,567,275
End of period (including undistributed net investment income of $18,622,825 and undistributed net investment income of $3,223,201, respectively)	$ 1,531,993,286	$ 1,408,725,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.65	$ 61.06	$ 43.94	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.84	.98	.84	.67	.53	(.01)
Net realized and unrealized gain (loss)	3.14	7.10	17.02	(19.19)	7.29	1.28
Total from investment operations	3.98	8.08	17.86	(18.52)	7.82	1.27
Distributions from net investment income	(.15)	(.83)	(.74)	(.66)	(.42)	-
Distributions from net realized gain	(.47)	(.66)	-	(.02)	(2.44)	-
Total distributions	(.61) M	(1.49)	(.74)	(.68) L	(2.86)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 71.02	$ 67.65	$ 61.06	$ 43.94	$ 63.13	$ 58.16
Total Return B, C, D	5.89%	13.27%	40.66%	(29.43)%	13.38%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.11%	1.13%	1.19%	1.19%	1.29% A
Expenses net of fee waivers, if any	1.10% A	1.11%	1.13%	1.19%	1.19%	1.29% A
Expenses net of all reductions	1.09% A	1.11%	1.13%	1.18%	1.19%	1.28% A
Net investment income (loss)	2.38% A	1.53%	1.51%	1.27%	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,287	$ 160,526	$ 162,370	$ 121,193	$ 23,796	$ 986
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share. M Total distributions of $.61 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.465 per share.

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.30	$ 60.77	$ 43.75	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.73	.79	.66	.53	.36	(.01)
Net realized and unrealized gain (loss)	3.13	7.05	16.95	(19.12)	7.29	1.18
Total from investment operations	3.86	7.84	17.61	(18.59)	7.65	1.17
Distributions from net investment income	(.11)	(.65)	(.59)	(.60)	(.35)	-
Distributions from net realized gain	(.47)	(.66)	-	-	(2.44)	-
Total distributions	(.58)	(1.31)	(.59)	(.60) L	(2.79)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 70.58	$ 67.30	$ 60.77	$ 43.75	$ 62.93	$ 58.06
Total Return B, C, D	5.74%	12.93%	40.24%	(29.61)%	13.11%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.40%	1.44%	1.46%	1.46%	1.61% A
Expenses net of fee waivers, if any	1.38% A	1.40%	1.44%	1.46%	1.46%	1.61% A
Expenses net of all reductions	1.38% A	1.40%	1.44%	1.46%	1.46%	1.60% A
Net investment income (loss)	2.10% A	1.24%	1.21%	.99%	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,706	$ 31,496	$ 29,662	$ 22,624	$ 6,298	$ 529
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.00 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 66.83	$ 60.37	$ 43.53	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.55	.46	.37	.26	.04	(.07)
Net realized and unrealized gain (loss)	3.10	6.98	16.82	(19.01)	7.27	1.18
Total from investment operations	3.65	7.44	17.19	(18.75)	7.31	1.11
Distributions from net investment income	(.05)	(.32)	(.35)	(.42)	(.19)	-
Distributions from net realized gain	(.47)	(.66)	-	-	(2.44)	-
Total distributions	(.52)	(.98)	(.35)	(.42) L	(2.63)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 69.96	$ 66.83	$ 60.37	$ 43.53	$ 62.69	$ 58.00
Total Return B, C, D	5.46%	12.35%	39.48%	(29.96)%	12.53%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.91%	1.97%	1.96%	1.96%	2.09% A
Expenses net of fee waivers, if any	1.91% A	1.91%	1.97%	1.96%	1.96%	2.09% A
Expenses net of all reductions	1.91% A	1.91%	1.97%	1.96%	1.96%	2.09% A
Net investment income (loss)	1.57% A	.73%	.68%	.50%	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,126	$ 20,033	$ 21,099	$ 14,929	$ 4,884	$ 226
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 66.71	$ 60.29	$ 43.46	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.57	.49	.41	.28	.06	(.08)
Net realized and unrealized gain (loss)	3.09	7.00	16.80	(19.00)	7.28	1.18
Total from investment operations	3.66	7.49	17.21	(18.72)	7.34	1.10
Distributions from net investment income	(.06)	(.41)	(.38)	(.44)	(.29)	-
Distributions from net realized gain	(.47)	(.66)	-	-	(2.44)	-
Total distributions	(.52) M	(1.07)	(.38)	(.44) L	(2.73)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 69.85	$ 66.71	$ 60.29	$ 43.46	$ 62.61	$ 57.99
Total Return B, C, D	5.49%	12.44%	39.59%	(29.94)%	12.58%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84% A	1.86%	1.90%	1.93%	1.93%	2.14% A
Expenses net of fee waivers, if any	1.84% A	1.86%	1.90%	1.93%	1.93%	2.14% A
Expenses net of all reductions	1.84% A	1.85%	1.89%	1.93%	1.92%	2.14% A
Net investment income (loss)	1.64% A	.79%	.75%	.52%	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,432	$ 81,239	$ 73,829	$ 54,902	$ 19,791	$ 178
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share. M Total distributions of $.52 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 67.98	$ 61.34	$ 44.14	$ 63.25	$ 58.13	$ 52.18
Income from Investment Operations
Net investment income (loss) E	.94	1.14	.96	.88	.71	.56
Net realized and unrealized gain (loss)	3.15	7.14	17.11	(19.31)	7.30	8.88
Total from investment operations	4.09	8.28	18.07	(18.43)	8.01	9.44
Distributions from net investment income	(.18)	(.98)	(.87)	(.67)	(.46)	(.32)
Distributions from net realized gain	(.47)	(.66)	-	(.03)	(2.44)	(3.18)
Total distributions	(.64) D	(1.64)	(.87)	(.69) K	(2.90)	(3.50)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 71.43	$ 67.98	$ 61.34	$ 44.14	$ 63.25	$ 58.13
Total Return B,C	6.03%	13.55%	40.96%	(29.23)%	13.72%	18.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.83% A	.86%	.92%	.91%	.91%	1.01% A
Expenses net of fee waivers, if any	.83% A	.86%	.92%	.91%	.90%	.99% A
Expenses net of all reductions	.82% A	.86%	.91%	.90%	.90%	.98% A
Net investment income (loss)	2.65% A	1.78%	1.73%	1.55%	1.12%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 992,671	$ 877,548	$ 946,455	$ 657,263	$ 655,224	$ 374,930
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total distributions of $.64 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.465 per share. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 67.84	$ 61.26	$ 44.07	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.92	1.15	.98	.82	.74	.07
Net realized and unrealized gain (loss)	3.14	7.13	17.09	(19.23)	7.30	1.16
Total from investment operations	4.06	8.28	18.07	(18.41)	8.04	1.23
Distributions from net investment income	(.18)	(1.04)	(.88)	(.73)	(.51)	-
Distributions from net realized gain	(.47)	(.66)	-	(.03)	(2.44)	-
Total distributions	(.64) L	(1.70)	(.88)	(.75) K	(2.95)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 71.26	$ 67.84	$ 61.26	$ 44.07	$ 63.22	$ 58.12
Total Return B, C	5.99%	13.57%	41.03%	(29.22)%	13.77%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.87%	.86%	.91%	.85%	1.00% A
Expenses net of fee waivers, if any	.87% A	.87%	.86%	.91%	.85%	1.00% A
Expenses net of all reductions	.87% A	.87%	.86%	.91%	.84%	1.00% A
Net investment income (loss)	2.61% A	1.77%	1.78%	1.54%	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,773	$ 237,883	$ 36,152	$ 30,922	$ 10,384	$ 132
Portfolio turnover rate F	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share. L Total distributions of $.64 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 245,082,736
Gross unrealized depreciation	(17,851,584)
Net unrealized appreciation (depreciation) on securities and other investments	$ 227,231,152

Tax cost	$ 1,314,498,522

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $350,156,665 and $342,065,044, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 206,457	$ 2,797
Class T	.25%	.25%	82,152	-
Class B	.75%	.25%	99,420	74,565
Class C	.75%	.25%	425,207	81,218
			$ 813,236	$ 158,580

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51,013
Class T	7,080
Class B*	19,508
Class C*	8,199
$ 85,800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,911.24
Class T	44,829.27
Class B	29,736.30
Class C	99,248.23
Consumer Staples	1,029,956.22
Institutional Class	304,242.26
	$ 1,703,922

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,852 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest
Borrower	$ 8,756,636.37%		$ 978

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $220,179. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,480 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $87.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ 339,633	$ 2,005,855
Class T	52,538	304,100
Class B	14,564	100,155
Class C	66,419	513,058
Consumer Staples	2,274,105	13,026,528
Institutional Class	555,099	2,612,937
Total	$ 3,302,358	$ 18,562,633
From net realized gain
Class A	$ 1,081,722	$ 1,585,279
Class T	214,298	307,782
Class B	135,434	204,642
Class C	551,415	836,095
Consumer Staples	5,974,346	8,597,123
Institutional Class	1,474,975	1,770,879
Total	$ 9,432,190	$ 13,301,800

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	451,292	610,485	$ 31,749,888	$ 39,028,355
Reinvestment of distributions	18,104	47,297	1,276,695	3,150,891
Shares redeemed	(430,360)	(944,038)	(30,250,032)	(60,078,639)
Net increase (decrease)	39,036	(286,256)	$ 2,776,551	$ (17,899,393)
Class T
Shares sold	48,531	91,776	$ 3,389,518	$ 5,882,190
Reinvestment of distributions	3,561	8,541	249,844	566,923
Shares redeemed	(42,518)	(120,454)	(2,938,816)	(7,689,132)
Net increase (decrease)	9,574	(20,137)	$ 700,546	$ (1,240,019)
Class B
Shares sold	6,849	35,654	$ 470,824	$ 2,191,455
Reinvestment of distributions	1,702	3,610	118,611	238,429
Shares redeemed	(34,932)	(89,029)	(2,418,477)	(5,598,851)
Net increase (decrease)	(26,381)	(49,765)	$ (1,829,042)	$ (3,168,967)
Class C
Shares sold	267,998	340,893	$ 18,568,085	$ 21,482,594
Reinvestment of distributions	6,303	14,479	438,395	954,487
Shares redeemed	(183,139)	(362,057)	(12,567,092)	(23,068,564)
Net increase (decrease)	91,162	(6,685)	$ 6,439,388	$ (631,483)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Consumer Staples
Shares sold	2,808,555	4,055,609	$ 199,494,599	$ 260,108,965
Reinvestment of distributions	111,533	309,170	7,903,272	20,671,323
Shares redeemed	(1,932,130)	(6,885,851)	(135,948,120)	(436,510,553)
Net increase (decrease)	987,958	(2,521,072)	$ 71,449,751	$ (155,730,265)
Institutional Class
Shares sold	1,594,436	3,382,703	$ 112,921,869	$ 212,714,327
Reinvestment of distributions	27,269	58,392	1,927,907	3,904,787
Shares redeemed	(1,988,378)	(524,454)	(140,803,013)	(34,216,900)
Net increase (decrease)	(366,673)	2,916,641	$ (25,953,237)	$ 182,402,214

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 1,064.40	$ 5.86
Hypothetical A		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.42%
Actual		$ 1,000.00	$ 1,062.90	$ 7.36
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.20
Class B	1.89%
Actual		$ 1,000.00	$ 1,060.20	$ 9.79
Hypothetical A		$ 1,000.00	$ 1,015.63	$ 9.58
Class C	1.86%
Actual		$ 1,000.00	$ 1,060.40	$ 9.63
Hypothetical A		$ 1,000.00	$ 1,015.79	$ 9.42
Gold	.87%
Actual		$ 1,000.00	$ 1,065.60	$ 4.52
Hypothetical A		$ 1,000.00	$ 1,020.76	$ 4.42
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,066.00	$ 4.21
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Barrick Gold Corp.	11.9	11.5
Goldcorp, Inc.	11.0	12.2
Newcrest Mining Ltd.	9.0	9.6
Newmont Mining Corp.	7.9	5.0
Kinross Gold Corp.	5.6	5.9
AngloGold Ashanti Ltd. sponsored ADR	4.7	6.8
Agnico-Eagle Mines Ltd. (Canada)	4.0	3.8
Yamana Gold, Inc.	3.3	3.5
Gold Fields Ltd.	3.2	2.9
Eldorado Gold Corp.	3.1	3.2
	63.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Gold	97.9%
Precious Metals & Minerals	1.2%
Coal & Consumable Fuels	0.3%
Diversified Metals & Mining	0.2%
Construction & Engineering	0.2%
All Others*	0.2%

As of February 28, 2011
Gold	95.8%
Precious Metals & Minerals	2.6%
Diversified Metals & Mining	0.4%
Steel	0.1%
Construction & Engineering	0.1%
All Others*	1.0%

* Includes short-term investments and net other assets.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 12.2%
METALS & MINING - 12.2%
Diversified Metals & Mining - 0.0%
Ampella Mining Ltd. (a)	150,000	$ 318,414
Gryphon Minerals Ltd. (a)	100,000	184,472
Sandfire Resources NL (a)	179,167	1,408,269
		1,911,155
Gold - 12.2%
Catalpa Resources Ltd. (a)	470,000	779,058
Centamin Egypt Ltd. (United Kingdom) (a)	10,006,900	16,979,896
CGA Mining Ltd.:
(Australia) (a)	18,920	52,808
(Canada) (a)	250,000	737,847
Intrepid Mines Ltd.:
(Australia) (a)	8,539,767	13,972,613
(Canada) (a)	320,000	522,876
Kingsgate Consolidated NL (d)	3,585,767	34,971,727
Kula Gold Ltd.	26,245	47,713
Medusa Mining Ltd.	3,027,885	26,066,063
Newcrest Mining Ltd.	10,412,992	448,210,058
Perseus Mining Ltd.:
(Australia) (a)	4,949,308	19,054,044
(Canada) (a)	1,300,000	5,031,659
Regis Resources Ltd. (a)(d)	2,125,000	6,658,352
Resolute Mining Ltd. (a)	5,341,661	9,282,605
St Barbara Ltd. (a)	5,929,676	13,126,275
Troy Resources NL (a)(e)	2,300,000	11,110,090
		606,603,684
TOTAL METALS & MINING		608,514,839
Bailiwick of Jersey - 3.7%
METALS & MINING - 3.7%
Gold - 3.7%
Polyus Gold International Ltd. sponsored GDR (a)	9,963,190	35,369,325
Randgold Resources Ltd. sponsored ADR (d)	1,406,867	148,494,812
		183,864,137
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	75,100	525,363
Canada - 58.1%
METALS & MINING - 58.1%
Diversified Metals & Mining - 0.2%
Barisan Gold Corp. (a)	1,250	626
Barisan Gold Corp. rights 9/19/11 (a)	1,250	13
Clifton Star Resources, Inc. (a)	25,000	74,040
East Asia Minerals Corp. (a)	5,000	5,413
Galway Resources Ltd. (a)	15,000	21,293

	Shares	Value
Kimber Resources, Inc. (a)	16,100	$ 27,294
Kimber Resources, Inc. (a)(e)	5,832,000	9,886,765
Rio Alto Mining Ltd. (a)	190,000	469,567
Sabina Gold & Silver Corp. (a)	235,000	1,197,559
Southern Arc Minerals, Inc. (a)	30,000	34,007
Trelawney Mining and Exploration, Inc. (a)	250,000	1,085,069
		12,801,646
Gold - 56.7%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,850,000	197,014,399
Alacer Gold Corp. (a)	3,074,063	34,564,373
Alamos Gold, Inc.	2,008,800	38,444,559
Argonaut Gold, Inc. (a)	699,800	4,473,803
ATAC Resources Ltd. (a)	37,200	288,725
AuRico Gold, Inc. (a)	2,892,500	33,970,333
Aurizon Mines Ltd. (a)	2,626,900	16,579,087
Avion Gold Corp. (a)	5,020,000	11,534,926
B2Gold Corp. (a)	3,857,400	14,654,338
Banro Corp. (a)	555,000	2,629,902
Barrick Gold Corp. (d)	11,666,119	593,909,345
Bearing Resources Ltd. (a)	29,687	21,222
Canaco Resources, Inc.	1,225,000	3,715,533
Canaco Resources, Inc. (e)	561,600	1,703,382
Centerra Gold, Inc.	2,311,200	48,669,265
China Gold International Resources Corp. Ltd. (a)	70,000	338,133
Colossus Minerals, Inc. (a)	1,066,100	6,837,324
Corvus Gold, Inc. (a)	138,350	81,948
Detour Gold Corp. (a)	498,000	18,685,172
Detour Gold Corp. (a)(e)	785,900	29,487,302
Eco Oro Minerals Corp. (a)	271,000	570,118
Eldorado Gold Corp.	7,806,013	155,530,345
European Goldfields Ltd. (a)	1,991,700	23,899,587
Exeter Resource Corp. (a)	238,000	1,071,875
Extorre Gold Mines Ltd. (a)	423,000	4,142,739
Extorre Gold Mines Ltd. (a)(e)	61,300	600,354
Franco-Nevada Corp.	1,824,900	78,627,993
Gabriel Resources Ltd. (a)	495,000	3,579,044
Goldcorp, Inc.	10,581,900	551,140,624
Gran Colombia Gold Corp. (a)	1,665,000	1,224,265
Great Basin Gold Ltd. (a)(d)	6,712,900	15,082,087
Guyana Goldfields, Inc. (a)	1,253,000	12,079,575
Guyana Goldfields, Inc. (a)(e)	155,000	1,494,281
IAMGOLD Corp.	6,033,700	124,654,566
International Minerals Corp.:
(Canada) (a)	152,100	1,149,449
(Switzerland) (a)	15,000	116,315
International Tower Hill Mines Ltd. (a)	536,700	4,346,437
Jaguar Mining, Inc. (a)(d)	399,700	2,489,961
Keegan Resources, Inc. (a)	30,000	239,890
Kinross Gold Corp.	16,107,091	280,130,474
Kinross Gold Corp. warrants 9/17/14 (a)	375,441	1,150,248
Kirkland Lake Gold, Inc. (a)	679,500	13,871,737
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Lake Shore Gold Corp. (a)	2,851,600	$ 6,581,511
Levon Resources Ltd. (a)	257,500	389,195
Minefinders Corp. Ltd. (a)	753,000	12,234,712
Nevsun Resources Ltd.	525,000	3,597,580
New Gold, Inc. (a)	6,521,800	88,582,455
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	284,117
Northgate Minerals Corp. (a)	4,089,900	16,832,411
Novagold Resources, Inc. (a)(d)	2,518,200	25,794,063
OceanaGold Corp. (a)	595,000	1,458,333
Osisko Mining Corp. (a)	1,732,000	25,329,085
Osisko Mining Corp. (a)(e)	3,000,000	43,872,549
Pilot Gold, Inc. (a)	91,250	202,219
Premier Gold Mines Ltd. (a)	1,486,800	10,400,919
Primero Mining Corp. (a)	534,300	1,904,317
Queenston Mining, Inc. (a)	135,000	827,206
Rainy River Resources Ltd. (a)	155,000	1,742,800
Riva Gold Corp. (a)	10,000	5,923
Romarco Minerals, Inc. (a)	2,610,000	3,918,199
Rubicon Minerals Corp. (a)	2,201,352	9,374,630
San Gold Corp. (a)	2,887,400	8,462,866
Seabridge Gold, Inc. (a)	645,905	18,905,643
SEMAFO, Inc. (a)	4,705,000	39,064,185
Sulliden Gold Corp. Ltd. (a)	10,000	19,710
Tanzanian Royalty Exploration Corp. (a)	5,000	29,003
Teranga Gold Corp. CDI unit	3,336,069	7,991,407
Tigray Resources, Inc.	357,320	364,910
Torex Gold Resources, Inc. (a)	1,300,000	2,243,668
Yamana Gold, Inc.	10,284,000	162,787,990
		2,827,996,641
Precious Metals & Minerals - 1.2%
Dalradian Resources, Inc. (a)	25,000	37,531
First Majestic Silver Corp. (a)	10,000	240,400
Fortuna Mines, Inc. (a)	40,000	243,873
Orko Silver Corp. (a)	446,000	1,175,123
Pan American Silver Corp.	536,987	17,580,955
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2,165,664
Pretium Resources, Inc. (a)(f)	450,000	4,627,757
Pretium Resources, Inc. warrants 4/7/12 (a)(f)	225,000	236,673
Silver Standard Resources, Inc. (a)	618,600	17,549,686
Silver Wheaton Corp.	374,100	14,827,227
Tahoe Resources, Inc. (a)	50,500	959,252
Wildcat Silver Corp. (a)	30,000	49,939
		59,694,080
TOTAL METALS & MINING		2,900,492,367

	Shares	Value
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd.	2,925,000	$ 2,995,742
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,773,900	29,860,511
Zijin Mining Group Co. Ltd. (H Shares)	118,078,000	54,900,954
		84,761,465
Japan - 0.0%
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	5,100	125,017
Peru - 1.9%
METALS & MINING - 1.9%
Gold - 1.9%
Compania de Minas Buenaventura SA sponsored ADR	2,082,000	97,500,060
Russia - 0.0%
METALS & MINING - 0.0%
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	19,300	422,477
South Africa - 9.4%
METALS & MINING - 9.4%
Gold - 9.4%
AngloGold Ashanti Ltd. sponsored ADR (d)	5,157,952	231,385,727
Gold Fields Ltd.	55,000	920,061
Gold Fields Ltd. sponsored ADR (d)	9,431,026	156,272,101
Harmony Gold Mining Co. Ltd.	1,484,000	19,966,484
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,441,800	59,386,866
		467,931,239
United Kingdom - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
African Barrick Gold Ltd.	223,300	1,981,518
Avocet Mining PLC	10,000	44,247
Petropavlovsk PLC	2,485,929	35,198,517
		37,224,282
United States of America - 10.9%
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Fluor Corp.	166,300	10,097,736
Common Stocks - continued
	Shares	Value
United States of America - continued
METALS & MINING - 10.4%
Gold - 10.4%
Allied Nevada Gold Corp. (a)	1,225,100	$ 50,878,403
Allied Nevada Gold Corp. (Canada) (a)	20,000	827,614
Newmont Mining Corp.	6,297,150	394,327,533
Royal Gold, Inc. (d)	816,713	62,625,553
US Gold Corp. (a)(d)	1,310,100	8,109,519
		516,768,622
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	15,000	426,750
Gold Resource Corp. (d)	30,000	707,100
		1,133,850
TOTAL METALS & MINING		517,902,472
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. (a)	431,700	14,276,319
TOTAL UNITED STATES OF AMERICA		542,276,527
TOTAL COMMON STOCKS (Cost $3,320,367,176)		4,926,633,515
Commodities - 1.1%
	Troy Ounces
Gold Bullion (a) (Cost $36,154,400)	30,500	55,661,585
Money Market Funds - 13.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $676,957,519)	676,957,519	$ 676,957,519
TOTAL INVESTMENT PORTFOLIO - 113.4% (Cost $4,033,479,095)		5,659,252,619
NET OTHER ASSETS (LIABILITIES) - (13.4)%		(669,031,488)
NET ASSETS - 100%		$ 4,990,221,131
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,438,840 or 2.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,864,430 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 4,344,586
Pretium Resources, Inc. warrants 4/7/12	3/31/11	$ 296,025
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,448
Fidelity Securities Lending Cash Central Fund	379,742
Total	$ 392,190
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 26,107,166	$ 21,602,292	$ -	$ -	$ 55,657,546
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 4,926,633,515	$ 4,900,386,507	$ 23,177,226	$ 3,069,782
Commodities	55,661,585	55,661,585	-	-
Money Market Funds	676,957,519	676,957,519	-	-
Total Investments in Securities:	$ 5,659,252,619	$ 5,633,005,611	$ 23,177,226	$ 3,069,782
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,464,645)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	4,534,427
Transfers out of Level 3	-
Ending Balance	$ 3,069,782
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (1,464,645)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio

Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $648,260,324) - See accompanying schedule: Unaffiliated issuers (cost $3,320,367,176)	$ 4,926,633,515
Fidelity Central Funds (cost $676,957,519)	676,957,519
Commodities (cost $36,154,400)	55,661,585
Total Investments (cost $4,033,479,095)		$ 5,659,252,619
Receivable for investments sold		23,108,903
Receivable for fund shares sold		6,583,202
Dividends receivable		3,620,808
Distributions receivable from Fidelity Central Funds		73,416
Other receivables		15,308
Total assets		5,692,654,256

Liabilities
Payable to custodian bank	$ 2,851,802
Payable for investments purchased	12,073,046
Payable for fund shares redeemed	6,960,017
Accrued management fee	2,207,438
Distribution and service plan fees payable	137,241
Other affiliated payables	1,180,140
Other payables and accrued expenses	65,922
Collateral on securities loaned, at value	676,957,519
Total liabilities		702,433,125

Net Assets		$ 4,990,221,131
Net Assets consist of:
Paid in capital		$ 3,654,182,748
Accumulated net investment loss		(2,600,106)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,130,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,625,768,883
Net Assets		$ 4,990,221,131

Consolidated Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($176,856,755 ÷ 3,391,543 shares)	$ 52.15

Maximum offering price per share (100/94.25 of $52.15)	$ 55.33
Class T: Net Asset Value and redemption price per share ($48,361,469 ÷ 932,947 shares)	$ 51.84

Maximum offering price per share (100/96.50 of $51.84)	$ 53.72
Class B: Net Asset Value and offering price per share ($26,495,004 ÷ 518,989 shares)A	$ 51.05

Class C: Net Asset Value and offering price per share ($78,986,848 ÷ 1,553,823 shares)A	$ 50.83

Gold: Net Asset Value, offering price and redemption price per share ($4,488,333,528 ÷ 85,096,532 shares)	$ 52.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,187,527 ÷ 3,252,878 shares)	$ 52.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 17,876,104
Income from Fidelity Central Funds		392,190
Total income		18,268,294

Expenses
Management fee	$ 12,874,529
Transfer agent fees	6,231,261
Distribution and service plan fees	795,104
Accounting and security lending fees	789,654
Custodian fees and expenses	103,875
Independent trustees' compensation	12,179
Registration fees	114,012
Audit	7,814
Legal	6,397
Interest	904
Miscellaneous	24,842
Total expenses before reductions	20,960,571
Expense reductions	(93,407)	20,867,164
Net investment income (loss)		(2,598,870)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	52,327,702
Foreign currency transactions	(63,142)
Total net realized gain (loss)		52,264,560
Change in net unrealized appreciation (depreciation) on: Investments	244,065,549
Assets and liabilities in foreign currencies	11,378
Commodities	7,992,135
Total change in net unrealized appreciation (depreciation)		252,069,062
Net gain (loss)		304,333,622
Net increase (decrease) in net assets resulting from operations		$ 301,734,752

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,598,870)	$ (16,366,924)
Net realized gain (loss)	52,264,560	401,575,169
Change in net unrealized appreciation (depreciation)	252,069,062	806,517,405
Net increase (decrease) in net assets resulting from operations	301,734,752	1,191,725,650
Distributions to shareholders from net realized gain	(184,176,986)	(403,524,767)
Share transactions - net increase (decrease)	190,599,934	849,828,502
Redemption fees	276,380	423,645
Total increase (decrease) in net assets	308,434,080	1,638,453,030

Net Assets
Beginning of period	4,681,787,051	3,043,334,021
End of period (including accumulated net investment loss of $2,600,106 and accumulated net investment loss of $1,236, respectively)	$ 4,990,221,131	$ 4,681,787,051

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.92	$ 40.50	$ 30.45	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.08)	(.30)	(.25)	(.15)	(.15)	(.01)
Net realized and unrealized gain (loss)	3.32	15.28	11.00	(15.44)	15.00	(.07)
Total from investment operations	3.24	14.98	10.75	(15.59)	14.85	(.08)
Distributions from net investment income	-	-	-	-	(.19)	-
Distributions from net realized gain	(2.01)	(4.57)	(.71)	(.17)	(5.01)	-
Total distributions	(2.01)	(4.57)	(.71)	(.17)	(5.20)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.01	.01
Net asset value, end of period	$ 52.15	$ 50.92	$ 40.50	$ 30.45	$ 46.19	$ 36.53
Total Return B,C,D	6.44%	36.99%	35.19%	(33.81)%	44.59%	(.19)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.16%	1.21%	1.21%	1.17%	1.13% A
Expenses net of fee waivers, if any	1.13% A	1.15%	1.19%	1.19%	1.17%	1.13% A
Expenses net of all reductions	1.13% A	1.14%	1.17%	1.15%	1.13%	1.10% A
Net investment income (loss)	(.33)% A	(.63)%	(.63)%	(.45)%	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,857	$ 149,178	$ 82,413	$ 39,144	$ 26,620	$ 1,857
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.68	$ 40.34	$ 30.36	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.15)	(.43)	(.36)	(.24)	(.25)	(.03)
Net realized and unrealized gain (loss)	3.30	15.21	10.96	(15.42)	15.05	(.09)
Total from investment operations	3.15	14.78	10.60	(15.66)	14.80	(.12)
Distributions from net investment income	-	-	-	-	(.16)	-
Distributions from net realized gain	(1.99)	(4.45)	(.63)	(.17)	(4.97)	-
Total distributions	(1.99)	(4.45)	(.63)	(.17)	(5.13)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.01	.01
Net asset value, end of period	$ 51.84	$ 50.68	$ 40.34	$ 30.36	$ 46.17	$ 36.49
Total Return B,C,D	6.29%	36.62%	34.79%	(33.98)%	44.45%	(.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.44%	1.51%	1.47%	1.43%	1.46% A
Expenses net of fee waivers, if any	1.42% A	1.42%	1.49%	1.45%	1.43%	1.46% A
Expenses net of all reductions	1.41% A	1.42%	1.47%	1.41%	1.39%	1.43% A
Net investment income (loss)	(.62)% A	(.90)%	(.93)%	(.71)%	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,361	$ 45,846	$ 26,256	$ 15,284	$ 11,334	$ 1,093
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.02	$ 39.87	$ 30.08	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.26)	(.66)	(.55)	(.40)	(.45)	(.07)
Net realized and unrealized gain (loss)	3.24	15.02	10.84	(15.34)	14.95	(.08)
Total from investment operations	2.98	14.36	10.29	(15.74)	14.50	(.15)
Distributions from net investment income	-	-	-	-	(.16)	-
Distributions from net realized gain	(1.95)	(4.21)	(.51)	(.17)	(4.84)	-
Total distributions	(1.95)	(4.21)	(.51)	(.17)	(5.00)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.01	.01
Net asset value, end of period	$ 51.05	$ 50.02	$ 39.87	$ 30.08	$ 45.97	$ 36.46
Total Return B,C,D	6.02%	35.97%	34.12%	(34.30)%	43.53%	(.38)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.93%	2.00%	1.97%	1.93%	1.96% A
Expenses net of fee waivers, if any	1.89% A	1.92%	1.98%	1.95%	1.93%	1.96% A
Expenses net of all reductions	1.89% A	1.91%	1.96%	1.89%	1.90%	1.93% A
Net investment income (loss)	(1.10)% A	(1.39)%	(1.42)%	(1.20)%	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,495	$ 26,837	$ 18,340	$ 8,421	$ 6,869	$ 902
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 39.75	$ 30.00	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.25)	(.64)	(.53)	(.39)	(.45)	(.07)
Net realized and unrealized gain (loss)	3.22	14.98	10.80	(15.30)	14.91	(.10)
Total from investment operations	2.97	14.34	10.27	(15.69)	14.46	(.17)
Distributions from net investment income	-	-	-	-	(.17)	-
Distributions from net realized gain	(1.95)	(4.28)	(.53)	(.17)	(4.89)	-
Total distributions	(1.95)	(4.28)	(.53)	(.17)	(5.06)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.01
Net asset value, end of period	$ 50.83	$ 49.81	$ 39.75	$ 30.00	$ 45.85	$ 36.44
Total Return B,C,D	6.04%	36.01%	34.15%	(34.30)%	43.49%	(.44)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.86% A	1.89%	1.97%	1.97%	1.92%	2.02% A
Expenses net of fee waivers, if any	1.86% A	1.88%	1.95%	1.95%	1.92%	2.02% A
Expenses net of all reductions	1.86% A	1.87%	1.93%	1.89%	1.89%	1.99% A
Net investment income (loss)	(1.06)% A	(1.35)%	(1.39)%	(1.20)%	(1.12)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,987	$ 72,431	$ 38,624	$ 17,544	$ 10,835	$ 437
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 51.44	$ 40.85	$ 30.67	$ 46.37	$ 36.54	$ 35.91
Income from Investment Operations
Net investment income (loss) D	(.02)	(.18)	(.16)	(.04)	(.02)	.22 G
Net realized and unrealized gain (loss)	3.35	15.43	11.10	(15.51)	15.05	5.49
Total from investment operations	3.33	15.25	10.94	(15.55)	15.03	5.71
Distributions from net investment income	-	-	-	-	(.18)	(.02)
Distributions from net realized gain	(2.03)	(4.67)	(.77)	(.17)	(5.03)	(5.10)
Total distributions	(2.03)	(4.67)	(.77)	(.17)	(5.21)	(5.12)
Redemption fees added to paid in capital D	- J	.01	.01	.02	.01	.04
Net asset value, end of period	$ 52.74	$ 51.44	$ 40.85	$ 30.67	$ 46.37	$ 36.54
Total Return B,C	6.56%	37.35%	35.52%	(33.59)%	45.10%	16.19%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.91%	.98%	.89%	.85%	.90%
Expenses net of fee waivers, if any	.87% A	.90%	.96%	.87%	.85%	.90%
Expenses net of all reductions	.87% A	.89%	.94%	.86%	.81%	.87%
Net investment income (loss)	(.08)% A	(.37)%	(.40)%	(.13)%	(.05)%	.62% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,488,334	$ 4,250,249	$ 2,839,664	$ 1,881,600	$ 2,381,114	$ 1,473,400
Portfolio turnover rate F	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 51.32	$ 40.77	$ 30.65	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	- J	(.15)	(.15)	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	3.35	15.41	11.08	(15.49)	15.03	(.08)
Total from investment operations	3.35	15.26	10.93	(15.54)	15.02	(.07)
Distributions from net investment income	-	-	-	-	(.19)	-
Distributions from net realized gain	(2.04)	(4.72)	(.82)	(.17)	(5.04)	-
Total distributions	(2.04)	(4.72)	(.82)	(.17)	(5.23)	-
Redemption fees added to paid in capital D	- J	.01	.01	.02	.01	.01
Net asset value, end of period	$ 52.63	$ 51.32	$ 40.77	$ 30.65	$ 46.34	$ 36.54
Total Return B,C	6.60%	37.45%	35.50%	(33.59)%	45.10%	(.16)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.85%	.95%	.91%	.83%	.94% A
Expenses net of fee waivers, if any	.81% A	.84%	.93%	.89%	.83%	.94% A
Expenses net of all reductions	.80% A	.83%	.91%	.86%	.79%	.91% A
Net investment income (loss)	(.01)% A	(.31)%	(.37)%	(.14)%	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,188	$ 137,246	$ 38,037	$ 6,070	$ 3,174	$ 385
Portfolio turnover rate F	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Consolidated Subsidiary.

The Fund invests in certain precious metals through the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2011, the Fund held $55,657,546 in the Subsidiary, representing 1.1% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 1,358,789,385
Gross unrealized depreciation	(71,643,091)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,287,146,294

Tax cost	$ 4,372,102,341

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $636,276,849 and $595,303,427, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $44,512 and is reflected in Expense reductions on the Consolidated Statement of Operations.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 192,850	$ 7,526
Class T	.25%	.25%	112,198	-
Class B	.75%	.25%	126,703	95,027
Class C	.75%	.25%	363,353	86,156
			$ 795,104	$ 188,709

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69,981
Class T	9,824
Class B*	22,117
Class C*	11,108
$ 113,030

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 211,822.27
Class T	70,142.31
Class B	36,778.29
Class C	92,562.25
Gold	5,670,778.27
Institutional Class	149,179.20
	$ 6,231,261

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,944 for the period.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,419,667.35%		$ 904

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,117 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $379,742, including $10,376 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,970 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $925.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net realized gain
Class A	$ 5,851,453	$ 11,944,959
Class T	1,834,016	3,497,337
Class B	1,014,564	2,159,100
Class C	2,885,650	5,735,528
Gold	166,861,021	369,777,197
Institutional Class	5,730,282	10,410,646
Total	$ 184,176,986	$ 403,524,767

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	1,029,555	1,813,814	$ 50,335,765	$ 88,297,648
Reinvestment of distributions	106,436	211,919	5,437,822	10,924,421
Shares redeemed	(674,051)	(1,131,112)	(33,317,427)	(54,494,300)
Net increase (decrease)	461,940	894,621	$ 22,456,160	$ 44,727,769
Class T
Shares sold	184,898	503,427	$ 9,082,873	$ 24,561,424
Reinvestment of distributions	34,974	65,695	1,778,059	3,372,922
Shares redeemed	(191,495)	(315,455)	(9,357,650)	(15,070,272)
Net increase (decrease)	28,377	253,667	$ 1,503,282	$ 12,864,074
Class B
Shares sold	38,830	147,555	$ 1,869,853	$ 6,862,473
Reinvestment of distributions	17,505	37,199	878,048	1,885,064
Shares redeemed	(73,880)	(108,197)	(3,564,351)	(5,152,463)
Net increase (decrease)	(17,545)	76,557	$ (816,450)	$ 3,595,074
Class C
Shares sold	308,734	736,040	$ 14,923,571	$ 34,773,958
Reinvestment of distributions	47,127	91,950	2,353,566	4,652,354
Shares redeemed	(256,112)	(345,478)	(12,334,224)	(16,458,498)
Net increase (decrease)	99,749	482,512	$ 4,942,913	$ 22,967,814
Gold
Shares sold	16,099,527	38,551,839	$ 802,996,033	$1,893,619,015
Reinvestment of distributions	3,124,008	6,874,054	161,292,532	357,359,018
Shares redeemed	(16,753,605)	(32,315,161)	(831,261,225)	(1,572,262,287)
Net increase (decrease)	2,469,930	13,110,732	$ 133,027,340	$ 678,715,746
Institutional Class
Shares sold	861,469	2,014,694	$ 43,056,076	$ 99,860,479
Reinvestment of distributions	104,810	184,813	5,397,710	9,641,424
Shares redeemed	(387,863)	(457,947)	(18,967,097)	(22,543,878)
Net increase (decrease)	578,416	1,741,560	$ 29,486,689	$ 86,958,025

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 919.00	$ 5.45
Hypothetical A		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.43%
Actual		$ 1,000.00	$ 917.50	$ 6.89
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.25
Class B	1.93%
Actual		$ 1,000.00	$ 915.20	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.90%
Actual		$ 1,000.00	$ 915.40	$ 9.15
Hypothetical A		$ 1,000.00	$ 1,015.58	$ 9.63
Materials	.85%
Actual		$ 1,000.00	$ 920.10	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.86	$ 4.32
Institutional Class	.85%
Actual		$ 1,000.00	$ 920.20	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.86	$ 4.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.5	7.5
Dow Chemical Co.	6.6	7.8
Newmont Mining Corp.	6.1	3.8
Praxair, Inc.	5.6	4.4
The Mosaic Co.	4.2	2.1
Freeport-McMoRan Copper & Gold, Inc.	4.1	6.9
Air Products & Chemicals, Inc.	3.4	3.5
Monsanto Co.	3.3	4.5
PPG Industries, Inc.	3.1	0.5
LyondellBasell Industries NV Class A	2.8	1.0
	47.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Chemicals	61.2%
Metals & Mining	24.5%
Containers & Packaging	6.7%
Food Products	1.3%
Electrical Equipment	0.7%
All Others*	5.6%

As of February 28, 2011
Chemicals	53.4%
Metals & Mining	31.9%
Containers & Packaging	5.7%
Construction Materials	1.2%
Food Products	1.0%
All Others*	6.8%

* Includes short-term investments and net other assets.

Semiannual Report

Materials Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CHEMICALS - 61.2%
Commodity Chemicals - 1.3%
Arkema SA	82,801	$ 6,429,575
Georgia Gulf Corp. (a)	251,600	5,331,404
Grasim Industries Ltd.	42,615	2,137,767
Westlake Chemical Corp.	77,393	3,556,208
		17,454,954
Diversified Chemicals - 22.5%
Ashland, Inc.	371,883	19,713,518
BASF AG	169,985	12,129,859
Cabot Corp.	344,664	11,866,782
Dow Chemical Co.	3,055,662	86,933,584
E.I. du Pont de Nemours & Co.	2,333,578	112,641,811
Lanxess AG	102,993	6,426,115
Olin Corp.	336,700	6,713,798
PPG Industries, Inc.	535,406	41,006,746
		297,432,213
Fertilizers & Agricultural Chemicals - 9.2%
CVR Partners LP	430,009	10,462,119
Intrepid Potash, Inc. (a)(d)	231,000	7,904,820
Israel Chemicals Ltd.	324,500	4,681,759
Monsanto Co.	626,565	43,189,125
The Mosaic Co.	773,320	55,006,252
		121,244,075
Industrial Gases - 9.0%
Air Products & Chemicals, Inc.	549,657	45,000,419
Praxair, Inc.	745,537	73,427,939
		118,428,358
Specialty Chemicals - 19.2%
Celanese Corp. Class A	616,100	28,962,861
Cytec Industries, Inc.	227,646	10,335,128
Ecolab, Inc. (d)	647,970	34,731,192
Ferro Corp. (a)	151,200	1,265,544
H.B. Fuller Co.	248,492	5,509,068
Innophos Holdings, Inc.	468,758	19,505,020
Innospec, Inc. (a)	231,724	6,268,134
Kraton Performance Polymers, Inc. (a)	478,600	11,472,042
LyondellBasell Industries NV Class A	1,085,141	37,600,136
Nalco Holding Co.	449,017	16,618,119
OMNOVA Solutions, Inc. (a)	990,132	4,366,482
PolyOne Corp.	728,142	9,196,433
Rockwood Holdings, Inc. (a)	272,532	13,899,132
Sherwin-Williams Co.	401,737	30,427,560
W.R. Grace & Co. (a)	594,596	23,438,974
		253,595,825
TOTAL CHEMICALS		808,155,425
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc.	262,171	1,171,904

	Shares	Value
Swisher Hygiene, Inc. (Canada) (a)(d)	1,099,500	$ 4,929,335
		6,101,239
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Prism Cement Ltd.	1,183,028	1,037,037
CONTAINERS & PACKAGING - 6.7%
Metal & Glass Containers - 4.9%
Aptargroup, Inc.	307,100	15,502,408
Ball Corp.	946,947	34,014,336
Silgan Holdings, Inc.	382,500	14,508,225
		64,024,969
Paper Packaging - 1.8%
Rock-Tenn Co. Class A	390,145	20,939,082
Temple-Inland, Inc.	126,434	3,059,703
		23,998,785
TOTAL CONTAINERS & PACKAGING		88,023,754
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
GrafTech International Ltd. (a)	79,500	1,248,150
FOOD PRODUCTS - 1.3%
Agricultural Products - 1.3%
Archer Daniels Midland Co.	586,428	16,701,469
METALS & MINING - 24.5%
Diversified Metals & Mining - 11.2%
Anglo American PLC (United Kingdom)	328,651	13,701,388
Copper Mountain Mining Corp. (a)	964,200	6,804,148
First Quantum Minerals Ltd. (d)	930,100	22,882,056
Freeport-McMoRan Copper & Gold, Inc.	1,133,948	53,454,309
Gujarat NRE Coke Ltd.	2,051,524	1,265,981
HudBay Minerals, Inc.	536,400	7,050,110
Ivanhoe Mines Ltd. (a)	522,100	12,002,115
Kenmare Resources PLC (a)	2,291,300	1,698,408
Molycorp, Inc. (a)(d)	130,300	7,364,556
RTI International Metals, Inc. (a)	159,016	4,236,186
Walter Energy, Inc.	219,664	17,955,335
		148,414,592
Gold - 7.8%
AngloGold Ashanti Ltd. sponsored ADR	155,402	6,971,334
Kinross Gold Corp.	461,400	8,024,553
Newcrest Mining Ltd.	153,355	6,600,913
Newmont Mining Corp.	1,289,886	80,772,661
		102,369,461
Precious Metals & Minerals - 0.1%
African Minerals Ltd. (a)	198,638	1,653,010
Steel - 5.4%
Allegheny Technologies, Inc.	232,448	11,650,294
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Carpenter Technology Corp.	362,071	$ 18,273,723
Fortescue Metals Group Ltd.	2,008,341	12,993,705
Haynes International, Inc.	86,426	5,015,301
Reliance Steel & Aluminum Co.	574,308	23,799,324
		71,732,347
TOTAL METALS & MINING		324,169,410
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. (a)	62,000	2,050,340
Bumi PLC	430,622	6,782,458
		8,832,798
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Weyerhaeuser Co.	380,423	6,859,027
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Noble Group Ltd.	795,000	1,069,507
TOTAL COMMON STOCKS (Cost $1,140,713,965)		1,262,197,816
Convertible Bonds - 0.6%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	7,861,200
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0% to 0.02% 9/1/11 to 12/1/11 (e) (Cost $3,779,901)	3,780,000	3,779,913
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	47,316,488	$ 47,316,488
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	71,576,141	71,576,141
TOTAL MONEY MARKET FUNDS (Cost $118,892,629)		118,892,629
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,271,247,695)		1,392,731,558
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(72,552,718)
NET ASSETS - 100%		$ 1,320,178,840
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
713 CME E-mini Material Index Contracts	Sept. 2011	$ 26,466,560	$ 1,899,504

The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,880,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,718
Fidelity Securities Lending Cash Central Fund	230,952
Total	$ 252,670
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,262,197,816	$ 1,257,757,031	$ 4,440,785	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	3,779,913	-	3,779,913	-
Money Market Funds	118,892,629	118,892,629	-	-
Total Investments in Securities:	$ 1,392,731,558	$ 1,376,649,660	$ 8,220,698	$ 7,861,200
Derivative Instruments:
Assets
Futures Contracts	$ 1,899,504	$ 1,899,504	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	7,861,200
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,861,200
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ 1,899,504	$ -
Total Value of Derivatives (a)	$ 1,899,504	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Canada	4.2%
Netherlands	2.8%
United Kingdom	1.5%
Australia	1.5%
Germany	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information
At February 28, 2011, the Fund had a capital loss carryforward of approximately $18,182,003 of which $17,489,907, $611,309 and $80,787 will expire in fiscal 2017, 2018 and 2019, respectively.

A capital loss carryforward of approximately $4,359,948 was acquired from Paper and Forest Products Portfolio, of which $3,667,852, $611,309 and $80,787 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,363,697) - See accompanying schedule: Unaffiliated issuers (cost $1,152,355,066)	$ 1,273,838,929
Fidelity Central Funds (cost $118,892,629)	118,892,629
Total Investments (cost $1,271,247,695)		$ 1,392,731,558
Foreign currency held at value (cost $2)		2
Receivable for investments sold		13,960,798
Receivable for fund shares sold		2,507,749
Dividends receivable		2,485,545
Interest receivable		155,477
Distributions receivable from Fidelity Central Funds		25,917
Receivable for daily variation margin on futures contracts		42,780
Other receivables		15,398
Total assets		1,411,925,224

Liabilities
Payable for investments purchased	$ 13,905,391
Payable for fund shares redeemed	5,211,225
Accrued management fee	599,729
Distribution and service plan fees payable	92,489
Other affiliated payables	330,032
Other payables and accrued expenses	31,377
Collateral on securities loaned, at value	71,576,141
Total liabilities		91,746,384

Net Assets		$ 1,320,178,840
Net Assets consist of:
Paid in capital		$ 1,168,550,593
Undistributed net investment income		6,942,515
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,304,458
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,381,274
Net Assets		$ 1,320,178,840

Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($143,565,598 ÷ 2,233,238 shares)	$ 64.29

Maximum offering price per share (100/94.25 of $64.29)	$ 68.21
Class T: Net Asset Value and redemption price per share ($25,730,991 ÷ 402,508 shares)	$ 63.93

Maximum offering price per share (100/96.50 of $63.93)	$ 66.25
Class B: Net Asset Value and offering price per share ($11,590,831 ÷ 183,676 shares)A	$ 63.10

Class C: Net Asset Value and offering price per share ($53,437,082 ÷ 848,741 shares)A	$ 62.96

Materials: Net Asset Value, offering price and redemption price per share ($1,016,605,291 ÷ 15,758,607 shares)	$ 64.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,249,047 ÷ 1,074,366 shares)	$ 64.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,489,088
Interest		155,484
Income from Fidelity Central Funds		252,670
Total income		13,897,242

Expenses
Management fee	$ 4,172,289
Transfer agent fees	1,795,932
Distribution and service plan fees	598,437
Accounting and security lending fees	240,977
Custodian fees and expenses	30,991
Independent trustees' compensation	4,028
Registration fees	110,021
Audit	26,161
Legal	2,047
Interest	103
Miscellaneous	5,664
Total expenses before reductions	6,986,650
Expense reductions	(54,365)	6,932,285
Net investment income (loss)		6,964,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,105,745
Foreign currency transactions	(79,134)
Total net realized gain (loss)		43,026,611
Change in net unrealized appreciation (depreciation) on: Investment securities	(177,433,775)
Assets and liabilities in foreign currencies	(1,815)
Futures contracts	1,899,504
Total change in net unrealized appreciation (depreciation)		(175,536,086)
Net gain (loss)		(132,509,475)
Net increase (decrease) in net assets resulting from operations		$ (125,544,518)

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,964,957	$ 18,226,863
Net realized gain (loss)	43,026,611	5,250,878
Change in net unrealized appreciation (depreciation)	(175,536,086)	249,900,447
Net increase (decrease) in net assets resulting from operations	(125,544,518)	273,378,188
Distributions to shareholders from net investment income	-	(18,392,042)
Distributions to shareholders from net realized gain	-	(379,797)
Total distributions	-	(18,771,839)
Share transactions - net increase (decrease)	(44,602,370)	520,343,234
Redemption fees	62,593	97,765
Total increase (decrease) in net assets	(170,084,295)	775,047,348

Net Assets
Beginning of period	1,490,263,135	715,215,787
End of period (including undistributed net investment income of $6,942,515 and distributions in excess of net investment income of $22,442, respectively)	$ 1,320,178,840	$ 1,490,263,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 69.96	$ 52.54	$ 27.65	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.25	1.08 H	.30 I	.22	.46	.17
Net realized and unrealized gain (loss)	(5.92)	17.40	24.90	(29.46)	8.05	3.93
Total from investment operations	(5.67)	18.48	25.20	(29.24)	8.51	4.10
Distributions from net investment income	-	(1.06)	(.32)	(.12)	(.32)	-
Distributions from net realized gain	-	(.01)	-	-	(2.21)	-
Total distributions	-	(1.07)	(.32)	(.12)	(2.53) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 64.29	$ 69.96	$ 52.54	$ 27.65	$ 57.00	$ 51.01
Total Return B,C,D	(8.10)%	35.33%	91.25%	(51.30)%	16.79%	8.76%
Ratios to Average Net Assets F,K
Expenses before reductions	1.13% A	1.16%	1.23%	1.21%	1.21%	1.50% A
Expenses net of fee waivers, if any	1.13% A	1.16%	1.23%	1.21%	1.21%	1.40% A
Expenses net of all reductions	1.13% A	1.15%	1.22%	1.20%	1.21%	1.38% A
Net investment income (loss)	.73% A	1.81% H	.65% I	.47%	.83%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,566	$ 124,160	$ 52,352	$ 10,796	$ 12,522	$ 1,018
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .41%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.53 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 69.68	$ 52.35	$ 27.56	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.15	.90 H	.16 I	.10	.32	.11
Net realized and unrealized gain (loss)	(5.90)	17.34	24.81	(29.32)	8.00	3.87
Total from investment operations	(5.75)	18.24	24.97	(29.22)	8.32	3.98
Distributions from net investment income	-	(.92)	(.19)	(.03)	(.21)	-
Distributions from net realized gain	-	-	-	-	(2.21)	-
Total distributions	-	(.92)	(.19)	(.03)	(2.42) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 63.93	$ 69.68	$ 52.35	$ 27.56	$ 56.80	$ 50.89
Total Return B,C,D	(8.25)%	34.98%	90.70%	(51.43)%	16.45%	8.51%
Ratios to Average Net Assets F,K
Expenses before reductions	1.43% A	1.44%	1.52%	1.46%	1.46%	1.80% A
Expenses net of fee waivers, if any	1.43% A	1.44%	1.52%	1.46%	1.46%	1.65% A
Expenses net of all reductions	1.43% A	1.43%	1.51%	1.46%	1.46%	1.62% A
Net investment income (loss)	.43% A	1.54% H	.35% I	.22%	.57%	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,731	$ 25,570	$ 14,712	$ 4,944	$ 6,850	$ 707
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.42 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 68.95	$ 51.86	$ 27.35	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.02)	.60 H	(.07) I	(.12)	.04	.06
Net realized and unrealized gain (loss)	(5.83)	17.13	24.61	(29.13)	7.98	3.84
Total from investment operations	(5.85)	17.73	24.54	(29.25)	8.02	3.90
Distributions from net investment income	-	(.65)	(.04)	-	(.04)	-
Distributions from net realized gain	-	-	-	-	(2.21)	-
Total distributions	-	(.65)	(.04)	-	(2.25) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 63.10	$ 68.95	$ 51.86	$ 27.35	$ 56.59	$ 50.81
Total Return B,C,D	(8.48)%	34.29%	89.79%	(51.67)%	15.89%	8.34%
Ratios to Average Net Assets F,K
Expenses before reductions	1.93% A	1.93%	2.02%	1.95%	1.97%	2.26% A
Expenses net of fee waivers, if any	1.93% A	1.93%	2.02%	1.95%	1.97%	2.15% A
Expenses net of all reductions	1.92% A	1.92%	2.01%	1.95%	1.96%	2.12% A
Net investment income (loss)	(.06)% A	1.04% H	(.15)% I	(.27)%	.07%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,591	$ 13,507	$ 9,538	$ 2,601	$ 4,173	$ 662
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.25 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 68.78	$ 51.79	$ 27.31	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.01)	.61 H	(.06) I	(.13)	.04	.09
Net realized and unrealized gain (loss)	(5.81)	17.09	24.57	(29.07)	7.97	3.81
Total from investment operations	(5.82)	17.70	24.51	(29.20)	8.01	3.90
Distributions from net investment income	-	(.72)	(.04)	-	(.12)	-
Distributions from net realized gain	-	-	-	-	(2.21)	-
Total distributions	-	(.72)	(.04)	-	(2.33) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 62.96	$ 68.78	$ 51.79	$ 27.31	$ 56.50	$ 50.81
Total Return B,C,D	(8.46)%	34.29%	89.82%	(51.66)%	15.87%	8.34%
Ratios to Average Net Assets F,K
Expenses before reductions	1.90% A	1.93%	2.01%	1.95%	1.96%	2.31% A
Expenses net of fee waivers, if any	1.90% A	1.93%	2.01%	1.95%	1.96%	2.15% A
Expenses net of all reductions	1.89% A	1.92%	2.00%	1.95%	1.96%	2.13% A
Net investment income (loss)	(.03)% A	1.04% H	(.13)% I	(.27)%	.07%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,437	$ 46,525	$ 20,469	$ 5,509	$ 8,743	$ 547
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.33 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 K	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 70.11	$ 52.61	$ 27.66	$ 57.01	$ 50.92	$ 46.35
Income from Investment Operations
Net investment income (loss) D	.35	1.25 G	.43 H	.38	.64	.42
Net realized and unrealized gain (loss)	(5.95)	17.43	24.91	(29.54)	8.01	9.36
Total from investment operations	(5.60)	18.68	25.34	(29.16)	8.65	9.78
Distributions from net investment income	-	(1.16)	(.40)	(.20)	(.36)	(.48)
Distributions from net realized gain	-	(.03)	-	-	(2.21)	(4.79)
Total distributions	-	(1.19)	(.40)	(.20)	(2.57) M	(5.27)
Redemption fees added to paid in capital D	- L	.01	.01	.01	.01	.06
Net asset value, end of period	$ 64.51	$ 70.11	$ 52.61	$ 27.66	$ 57.01	$ 50.92
Total Return B,C	(7.99)%	35.70%	91.77%	(51.15)%	17.10%	22.29%
Ratios to Average Net Assets E,I
Expenses before reductions	.85% A	.88%	.96%	.90%	.91%	1.01%
Expenses net of fee waivers, if any	.85% A	.88%	.96%	.90%	.90%	.98%
Expenses net of all reductions	.84% A	.87%	.94%	.90%	.89%	.96%
Net investment income (loss)	1.02% A	2.10% G	.92% H	.78%	1.14%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,016,605	$ 1,195,371	$ 604,475	$ 127,551	$ 353,185	$ 230,147
Portfolio turnover rate F	102% A	87%	104% J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.57 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 70.05	$ 52.58	$ 27.66	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	.35	1.28 G	.46 H	.38	.64	.08
Net realized and unrealized gain (loss)	(5.94)	17.40	24.89	(29.53)	8.00	3.92
Total from investment operations	(5.59)	18.68	25.35	(29.15)	8.64	4.00
Distributions from net investment income	-	(1.19)	(.44)	(.20)	(.36)	-
Distributions from net realized gain	-	(.03)	-	-	(2.21)	-
Total distributions	-	(1.22)	(.44)	(.20)	(2.56) N	-
Redemption fees added to paid in capital D	- M	.01	.01	.01	.01	.01
Net asset value, end of period	$ 64.46	$ 70.05	$ 52.58	$ 27.66	$ 57.00	$ 50.91
Total Return B,C	(7.98)%	35.73%	91.79%	(51.15)%	17.08%	8.55%
Ratios to Average Net Assets E,J
Expenses before reductions	.85% A	.86%	.94%	.90%	.89%	1.06% A
Expenses net of fee waivers, if any	.85% A	.86%	.94%	.90%	.89%	1.06% A
Expenses net of all reductions	.84% A	.85%	.93%	.90%	.89%	1.04% A
Net investment income (loss)	1.02% A	2.11% G	.94% H	.78%	1.14%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,249	$ 85,130	$ 13,670	$ 719	$ 1,820	$ 119
Portfolio turnover rate F	102% A	87%	104% K	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.56 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 182,173,248
Gross unrealized depreciation	(67,082,089)
Net unrealized appreciation (depreciation) on securities and other investments	$ 115,091,159

Tax cost	$ 1,277,640,399

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $0 and a change in net unrealized appreciation (depreciation) of $1,899,504 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $762,269,017 and $783,286,756, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 186,107	$ 11,437
Class T	.25%	.25%	68,916	-
Class B	.75%	.25%	66,385	49,789
Class C	.75%	.25%	277,029	142,238
			$ 598,437	$ 203,464

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 128,501
Class T	8,899
Class B*	7,880
Class C*	11,126
$ 156,406

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 199,662.27
Class T	43,784.32
Class B	20,615.31
Class C	77,481.28
Materials	1,352,992.23
Institutional Class	101,398.24
	$ 1,795,932

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,843 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,119,500.36%		$ 103

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,259 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $230,952. During the period, there were no securities loaned to FCM.

Semiannual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,221 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,144.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ -	$ 1,422,379
Class T	-	289,521
Class B	-	122,322
Class C	-	341,974
Materials	-	15,509,343
Institutional Class	-	706,503
Total	$ -	$ 18,392,042
From net realized gain
Class A	$ -	$ 10,674
Materials	-	358,147
Institutional Class	-	10,976
Total	$ -	$ 379,797

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	938,501	1,281,666	$ 65,260,007	$ 79,405,808
Reinvestment of distributions	-	18,751	-	1,225,248
Shares redeemed	(479,885)	(522,145)	(32,457,657)	(29,567,388)
Net increase (decrease)	458,616	778,272	$ 32,802,350	$ 51,063,668
Class T
Shares sold	95,650	162,727	$ 6,669,936	$ 9,996,553
Reinvestment of distributions	-	4,298	-	280,166
Shares redeemed	(60,115)	(81,055)	(3,981,722)	(4,620,393)
Net increase (decrease)	35,535	85,970	$ 2,688,214	$ 5,656,326
Class B
Shares sold	23,599	78,978	$ 1,588,260	$ 4,548,346
Reinvestment of distributions	-	1,536	-	99,242
Shares redeemed	(35,805)	(68,559)	(2,365,659)	(3,840,777)
Net increase (decrease)	(12,206)	11,955	$ (777,399)	$ 806,811
Class C
Shares sold	308,007	420,386	$ 21,016,303	$ 26,286,596
Reinvestment of distributions	-	4,421	-	284,977
Shares redeemed	(135,659)	(143,652)	(8,930,858)	(7,964,201)
Net increase (decrease)	172,348	281,155	$ 12,085,445	$ 18,607,372
Materials
Shares sold	4,082,906	11,993,105	$ 284,262,048	$ 750,476,205
Reinvestment of distributions	-	229,147	-	14,963,249
Shares redeemed	(5,374,364)	(6,662,930)	(366,604,381)	(384,640,831)
Net increase (decrease)	(1,291,458)	5,559,322	$ (82,342,333)	$ 380,798,623

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Institutional Class
Shares sold	563,362	1,219,205	$ 39,137,373	$ 77,607,131
Reinvestment of distributions	-	8,764	-	572,066
Shares redeemed	(704,275)	(272,695)	(48,196,020)	(14,768,763)
Net increase (decrease)	(140,913)	955,274	$ (9,058,647)	$ 63,410,434

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.21%
Actual		$ 1,000.00	$ 975.10	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.14
Class T	1.50%
Actual		$ 1,000.00	$ 973.70	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Class B	1.96%
Actual		$ 1,000.00	$ 971.40	$ 9.71
HypotheticalA		$ 1,000.00	$ 1,015.28	$ 9.93
Class C	1.94%
Actual		$ 1,000.00	$ 971.60	$ 9.61
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.83
Telecommunications	.90%
Actual		$ 1,000.00	$ 976.50	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.61	$ 4.57
Institutional Class	.87%
Actual		$ 1,000.00	$ 976.80	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	17.9	10.5
CenturyLink, Inc.	8.8	4.0
American Tower Corp. Class A	7.2	7.1
Verizon Communications, Inc.	6.7	7.0
Crown Castle International Corp.	6.0	5.8
Sprint Nextel Corp.	5.2	4.3
NII Holdings, Inc.	3.8	4.0
tw telecom, inc.	3.7	3.7
SBA Communications Corp. Class A	3.5	3.9
Cogent Communications Group, Inc.	2.9	1.0
	65.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Diversified Telecommunication Services	58.3%
Wireless Telecommunication Services	31.8%
Media	2.1%
Software	1.6%
Construction & Engineering	1.0%
All Others*	5.2%

As of February 28, 2011
Diversified Telecommunication Services	47.8%
Wireless Telecommunication Services	36.2%
Media	10.2%
Internet Software & Services	2.3%
Software	2.0%
All Others*	1.5%

* Includes short-term investments and net other assets.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Nortel Networks Corp. (a)	8,071	$ 0
QUALCOMM, Inc.	28,200	1,451,172
		1,451,172
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
PT Tower Bersama Infrastructure Tbk	14,459,000	3,815,501
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Other Diversified Financial Services - 0.6%
SREI Infrastructure Finance Ltd.	2,303,258	2,116,421
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.3%
Alternative Carriers - 14.5%
AboveNet, Inc.	128,700	7,912,476
Cogent Communications Group, Inc. (a)	755,402	10,711,600
Global Crossing Ltd. (a)	214,886	6,113,507
Iliad SA	17,643	2,117,726
PAETEC Holding Corp. (a)	786,700	4,413,387
tw telecom, inc. (a)	689,157	13,293,839
Vonage Holdings Corp. (a)	2,210,800	8,003,096
		52,565,631
Integrated Telecommunication Services - 43.8%
AT&T, Inc.	2,272,019	64,707,101
Cbeyond, Inc. (a)	494,498	4,593,886
CenturyLink, Inc.	883,884	31,952,407
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	215,100	4,549,365
Cincinnati Bell, Inc. New (a)	2,289,800	7,762,422
General Communications, Inc. Class A (a)	481,935	4,279,583
Koninklijke KPN NV	311,243	4,408,872
PT XL Axiata Tbk	1,136,500	690,025
Telecomunicacoes de Sao Paulo SA sponsored ADR	163,563	5,196,397
Telenor ASA sponsored ADR	125,100	6,271,263
Verizon Communications, Inc.	674,841	24,408,999
		158,820,320
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		211,385,951
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Rackspace Hosting, Inc. (a)	90,700	3,315,992
MEDIA - 2.1%
Cable & Satellite - 2.1%
Liberty Global, Inc. Class A (a)	98,400	3,974,376
Virgin Media, Inc.	140,900	3,573,224
		7,547,600

	Shares	Value
SOFTWARE - 1.6%
Application Software - 1.6%
AsiaInfo-Linkage, Inc. (a)(d)	336,300	$ 3,847,272
Synchronoss Technologies, Inc. (a)	68,503	1,860,541
		5,707,813
WIRELESS TELECOMMUNICATION SERVICES - 31.8%
Wireless Telecommunication Services - 31.8%
American Tower Corp. Class A (a)	484,800	26,111,328
Clearwire Corp. Class A (a)(d)	1,476,236	4,738,718
Crown Castle International Corp. (a)	502,383	21,818,494
MetroPCS Communications, Inc. (a)	617,706	6,893,599
NII Holdings, Inc. (a)	358,100	13,797,593
Pendrell Corp. (a)(d)	1,553,465	3,479,762
PT Indosat Tbk	6,324,100	3,996,377
SBA Communications Corp. Class A (a)	336,282	12,708,097
Sprint Nextel Corp. (a)	5,055,450	19,008,492
VimpelCom Ltd. sponsored ADR	240,700	2,751,201
		115,303,661
TOTAL COMMON STOCKS (Cost $360,788,613)		350,644,111
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.11% (b)	14,225,246	14,225,246
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,571,600	10,571,600
TOTAL MONEY MARKET FUNDS (Cost $24,796,846)		24,796,846
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $385,585,459)		375,440,957
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(12,813,169)
NET ASSETS - 100%		$ 362,627,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,766
Fidelity Securities Lending Cash Central Fund	161,269
Total	$ 165,035
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 350,644,111	$ 340,025,787	$ 10,618,324	$ -
Money Market Funds	24,796,846	24,796,846	-	-
Total Investments in Securities:	$ 375,440,957	$ 364,822,633	$ 10,618,324	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(580,722)
Total Unrealized Gain (Loss)	580,722
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Bermuda	2.5%
Indonesia	2.3%
Norway	1.7%
Brazil	1.4%
Hong Kong	1.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	1.2%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $76,308,957 of which $11,764,473, $52,002,796 and $12,541,688 will expire in fiscal 2012, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,841,183) - See accompanying schedule: Unaffiliated issuers (cost $360,788,613)	$ 350,644,111
Fidelity Central Funds (cost $24,796,846)	24,796,846
Total Investments (cost $385,585,459)		$ 375,440,957
Foreign currency held at value (cost $753,775)		753,775
Receivable for investments sold		5,348,868
Receivable for fund shares sold		2,403,013
Dividends receivable		100,236
Distributions receivable from Fidelity Central Funds		24,602
Other receivables		32,917
Total assets		384,104,368

Liabilities
Payable for investments purchased	$ 9,844,292
Payable for fund shares redeemed	777,032
Accrued management fee	161,178
Distribution and service plan fees payable	5,298
Other affiliated payables	94,728
Other payables and accrued expenses	22,452
Collateral on securities loaned, at value	10,571,600
Total liabilities		21,476,580

Net Assets		$ 362,627,788
Net Assets consist of:
Paid in capital		$ 438,381,069
Undistributed net investment income		2,481,405
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,096,925)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(10,137,761)
Net Assets		$ 362,627,788

Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,239,077 ÷ 114,512 shares)	$ 45.75

Maximum offering price per share (100/94.25 of $45.75)	$ 48.54
Class T: Net Asset Value and redemption price per share ($2,919,745 ÷ 64,058 shares)	$ 45.58

Maximum offering price per share (100/96.50 of $45.58)	$ 47.23
Class B: Net Asset Value and offering price per share ($628,038 ÷ 13,777 shares)A	$ 45.59

Class C: Net Asset Value and offering price per share ($3,190,587 ÷ 70,032 shares)A	$ 45.56

Telecommunications: Net Asset Value, offering price and redemption price per share ($346,236,544 ÷ 7,537,794 shares)	$ 45.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,413,797 ÷ 96,168 shares)	$ 45.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,082,420
Interest		54
Income from Fidelity Central Funds		165,035
Total income		4,247,509

Expenses
Management fee	$ 1,090,927
Transfer agent fees	487,488
Distribution and service plan fees	34,072
Accounting and security lending fees	79,932
Custodian fees and expenses	8,390
Independent trustees' compensation	1,083
Registration fees	59,574
Audit	31,732
Legal	2,417
Interest	700
Miscellaneous	2,228
Total expenses before reductions	1,798,543
Expense reductions	(49,531)	1,749,012
Net investment income (loss)		2,498,497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,856,651
Foreign currency transactions	(48,513)
Total net realized gain (loss)		14,808,138
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,380,912)
Assets and liabilities in foreign currencies	8,541
Total change in net unrealized appreciation (depreciation)		(29,372,371)
Net gain (loss)		(14,564,233)
Net increase (decrease) in net assets resulting from operations		$ (12,065,736)

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,498,497	$ 5,690,743
Net realized gain (loss)	14,808,138	23,994,180
Change in net unrealized appreciation (depreciation)	(29,372,371)	56,972,793
Net increase (decrease) in net assets resulting from operations	(12,065,736)	86,657,716
Distributions to shareholders from net investment income	(277,845)	(7,366,695)
Share transactions - net increase (decrease)	7,337,853	(685,685)
Redemption fees	25,782	11,018
Total increase (decrease) in net assets	(4,979,946)	78,616,354

Net Assets
Beginning of period	367,607,734	288,991,380
End of period (including undistributed net investment income of $2,481,405 and undistributed net investment income of $260,753, respectively)	$ 362,627,788	$ 367,607,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 37.64	$ 26.66	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.24	.57	.67	.22	.26	- K
Net realized and unrealized gain (loss)	(1.41)	9.49	10.55	(15.60)	(8.08)	3.15
Total from investment operations	(1.17)	10.06	11.22	(15.38)	(7.82)	3.15
Distributions from net investment income	(.01)	(.77)	(.19)	(.35) N	(.51)	-
Distributions from net realized gain	-	-	(.05)	(.18) N	-	-
Total distributions	(.01)	(.77)	(.24) M	(.52) L	(.51)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.75	$ 46.93	$ 37.64	$ 26.66	$ 42.56	$ 50.89
Total Return B, C, D	(2.49)%	26.87%	42.07%	(36.16)%	(15.55)%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.21% A	1.20%	1.26%	1.21%	1.20%	1.23% A
Expenses net of fee waivers, if any	1.21% A	1.20%	1.26%	1.21%	1.20%	1.23% A
Expenses net of all reductions	1.19% A	1.18%	1.24%	1.21%	1.19%	1.22% A
Net investment income (loss)	.99% A	1.35%	1.89%	.61%	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,239	$ 4,305	$ 3,343	$ 2,112	$ 2,791	$ 658
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.81	$ 37.55	$ 26.68	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.17	.45	.57	.12	.12	(.02)
Net realized and unrealized gain (loss)	(1.40)	9.47	10.54	(15.56)	(8.07)	3.14
Total from investment operations	(1.23)	9.92	11.11	(15.44)	(7.95)	3.12
Distributions from net investment income	-	(.66)	(.22)	(.24) N	(.42)	-
Distributions from net realized gain	-	-	(.03)	(.13) N	-	-
Total distributions	-	(.66)	(.24) M	(.37) L	(.42)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.58	$ 46.81	$ 37.55	$ 26.68	$ 42.49	$ 50.86
Total Return B, C, D	(2.63)%	26.54%	41.64%	(36.34)%	(15.78)%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.48%	1.55%	1.49%	1.46%	1.54% A
Expenses net of fee waivers, if any	1.50% A	1.48%	1.55%	1.49%	1.46%	1.54% A
Expenses net of all reductions	1.47% A	1.46%	1.53%	1.48%	1.45%	1.53% A
Net investment income (loss)	.70% A	1.06%	1.60%	.33%	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,920	$ 2,882	$ 2,051	$ 620	$ 1,270	$ 560
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 37.60	$ 26.71	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.06	.25	.40	(.05)	(.14)	(.05)
Net realized and unrealized gain (loss)	(1.40)	9.48	10.54	(15.49)	(8.04)	3.11
Total from investment operations	(1.34)	9.73	10.94	(15.54)	(8.18)	3.06
Distributions from net investment income	-	(.40)	(.04)	(.11) N	(.20)	-
Distributions from net realized gain	-	-	(.01)	(.06) N	-	-
Total distributions	-	(.40)	(.05) M	(.17) L	(.20)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.59	$ 46.93	$ 37.60	$ 26.71	$ 42.42	$ 50.80
Total Return B, C, D	(2.86)%	25.96%	40.97%	(36.64)%	(16.18)%	6.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.96% A	1.95%	2.01%	1.97%	1.95%	2.05% A
Expenses net of fee waivers, if any	1.96% A	1.95%	2.01%	1.97%	1.95%	2.05% A
Expenses net of all reductions	1.94% A	1.93%	2.00%	1.96%	1.94%	2.05% A
Net investment income (loss)	.24% A	.60%	1.13%	(.15)%	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 706	$ 641	$ 363	$ 741	$ 291
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. MTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.89	$ 37.61	$ 26.76	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.06	.26	.41	(.05)	(.14)	(.07)
Net realized and unrealized gain (loss)	(1.39)	9.46	10.56	(15.50)	(8.03)	3.14
Total from investment operations	(1.33)	9.72	10.97	(15.55)	(8.17)	3.07
Distributions from net investment income	-	(.44)	(.10)	(.07) N	(.22)	-
Distributions from net realized gain	-	-	(.02)	(.05) N	-	-
Total distributions	-	(.44)	(.12) M	(.11) L	(.22)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.56	$ 46.89	$ 37.61	$ 26.76	$ 42.42	$ 50.81
Total Return B, C, D	(2.84)%	25.95%	41.00%	(36.64)%	(16.17)%	6.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.94%	2.01%	1.97%	1.95%	2.07% A
Expenses net of fee waivers, if any	1.94% A	1.94%	2.01%	1.97%	1.95%	2.07% A
Expenses net of all reductions	1.91% A	1.92%	2.00%	1.96%	1.94%	2.06% A
Net investment income (loss)	.26% A	.61%	1.13%	(.14)%	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,191	$ 3,035	$ 2,151	$ 371	$ 902	$ 332
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 47.07	$ 37.73	$ 26.74	$ 42.70	$ 50.91	$ 41.97
Income from Investment Operations
Net investment income (loss) D	.31	.69	.76	.30	.43	.61 G
Net realized and unrealized gain (loss)	(1.41)	9.52	10.59	(15.65)	(8.12)	8.85
Total from investment operations	(1.10)	10.21	11.35	(15.35)	(7.69)	9.46
Distributions from net investment income	(.04)	(.87)	(.31)	(.41) M	(.52)	(.53)
Distributions from net realized gain	-	-	(.05)	(.20) M	-	-
Total distributions	(.04)	(.87)	(.36) L	(.61) K	(.52)	(.53)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 45.93	$ 47.07	$ 37.73	$ 26.74	$ 42.70	$ 50.91
Total Return B, C	(2.35)%	27.24%	42.43%	(36.00)%	(15.30)%	22.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.92%	.99%	.97%	.91%	.99%
Expenses net of fee waivers, if any	.90% A	.92%	.99%	.97%	.90%	.97%
Expenses net of all reductions	.87% A	.91%	.98%	.96%	.90%	.97%
Net investment income (loss)	1.30% A	1.62%	2.15%	.85%	.79%	1.34% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 346,237	$ 354,938	$ 279,704	$ 196,231	$ 334,565	$ 624,427
Portfolio turnover rate F	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. LTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.02	$ 37.69	$ 26.73	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.31	.71	.84	.34	.45	.16
Net realized and unrealized gain (loss)	(1.40)	9.50	10.55	(15.67)	(8.09)	3.01
Total from investment operations	(1.09)	10.21	11.39	(15.33)	(7.64)	3.17
Distributions from net investment income	(.03)	(.88)	(.38)	(.40) M	(.62)	-
Distributions from net realized gain	-	-	(.05)	(.20) M	-	-
Total distributions	(.03)	(.88)	(.43) L	(.59) K	(.62)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 45.90	$ 47.02	$ 37.69	$ 26.73	$ 42.65	$ 50.91
Total Return B, C	(2.32)%	27.27%	42.59%	(35.99)%	(15.23)%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.91%	.86%	.91%	.83%	.98% A
Expenses net of fee waivers, if any	.87% A	.91%	.86%	.91%	.83%	.98% A
Expenses net of all reductions	.84% A	.89%	.84%	.90%	.83%	.97% A
Net investment income (loss)	1.33% A	1.64%	2.29%	.91%	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,414	$ 1,743	$ 1,101	$ 68	$ 256	$ 114
Portfolio turnover rate F	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. LTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,320,826
Gross unrealized depreciation	(50,640,847)
Net unrealized appreciation (depreciation) on securities and other investments	$ (16,320,021)
Tax cost	$ 391,760,978

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,410,930 and $150,424,734, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,276	$ 217
Class T	.25%	.25%	7,666	-
Class B	.75%	.25%	3,481	2,610
Class C	.75%	.25%	16,649	4,455
			$ 34,072	$ 7,282

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,640
Class T	1,569
Class B*	619
Class C*	594
$ 6,422

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,725.31
Class T	5,291.35
Class B	1,066.31
Class C	4,663.28
Telecommunications	466,664.25
Institutional Class	2,079.21
	$ 487,488

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,829 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,288,143.32%		$ 700

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $612 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $161,269. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $49,531 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ 1,295	$ 67,506
Class T	-	39,660
Class B	-	6,185
Class C	-	26,169
Telecommunications	275,408	7,180,244
Institutional Class	1,142	46,931
Total	$ 277,845	$ 7,366,695

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	53,338	40,645	$ 2,580,834	$ 1,741,332
Reinvestment of distributions	24	1,359	1,190	59,381
Shares redeemed	(30,571)	(39,099)	(1,429,997)	(1,642,347)
Net increase (decrease)	22,791	2,905	$ 1,152,027	$ 158,366
Class T
Shares sold	16,441	23,206	$ 762,998	$ 981,887
Reinvestment of distributions	-	894	-	39,051
Shares redeemed	(13,944)	(17,166)	(646,067)	(731,684)
Net increase (decrease)	2,497	6,934	$ 116,931	$ 289,254
Class B
Shares sold	1,141	3,985	$ 54,978	$ 164,934
Reinvestment of distributions	-	125	-	5,371
Shares redeemed	(2,402)	(6,122)	(113,546)	(254,241)
Net increase (decrease)	(1,261)	(2,012)	$ (58,568)	$ (83,936)
Class C
Shares sold	17,377	29,965	$ 825,543	$ 1,283,190
Reinvestment of distributions	-	433	-	18,769
Shares redeemed	(12,063)	(22,865)	(554,428)	(981,215)
Net increase (decrease)	5,314	7,533	$ 271,115	$ 320,744
Telecommunications
Shares sold	2,250,373	3,169,647	$ 109,773,656	$ 131,656,721
Reinvestment of distributions	5,390	156,783	263,979	6,893,743
Shares redeemed	(2,258,765)	(3,199,430)	(107,056,542)	(139,972,066)
Net increase (decrease)	(3,002)	127,000	$ 2,981,093	$ (1,421,602)
Institutional Class
Shares sold	92,210	131,873	$ 4,475,598	$ 5,646,597
Reinvestment of distributions	19	800	948	36,161
Shares redeemed	(33,121)	(124,838)	(1,601,291)	(5,631,269)
Net increase (decrease)	59,108	7,835	$ 2,875,255	$ 51,489

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio
Gold Portfolio
Materials Portfolio
Telecommunications Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Institutional Class (Class I) and the retail class of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and the retail class show the performance of the highest performing class (based on three-year performance) and the lowest performing class (based on five-year performance), respectively.

Consumer Staples Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Gold Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Materials Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Telecommunications Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Consumer Staples Portfolio, Gold Portfolio, and Materials Portfolio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small funds, can affect total expense ratios.

Semiannual Report

For Telecommunications Portfolio, the Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small funds, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Class T of Telecommunications Portfolio was above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMT-USAN-1011
1.855653.104

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity Advisor® Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2011(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Fidelity Advisor® Consumer Staples Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Gold Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Fidelity Advisor Materials Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Telecommunications Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Semiannual Report

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's Photograph)

Dear Shareholder:

U.S. equities remained in a significant midyear downturn that began in May and intensified in the final week of July and the early part of August, when Standard & Poor's announced it was lowering its long-term sovereign credit rating of the United States. The historic downgrade followed a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline, resulting in heightened investor anxiety and volatility across major financial markets. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(Chairman's Signature)

James C. Curvey
Acting Chairman

Semiannual Report

Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.10%
Actual		$ 1,000.00	$ 1,058.90	$ 5.69
Hypothetical A		$ 1,000.00	$ 1,019.61	$ 5.58
Class T	1.38%
Actual		$ 1,000.00	$ 1,057.40	$ 7.14
Hypothetical A		$ 1,000.00	$ 1,018.20	$ 7.00
Class B	1.91%
Actual		$ 1,000.00	$ 1,054.60	$ 9.86
Hypothetical A		$ 1,000.00	$ 1,015.53	$ 9.68
Class C	1.84%
Actual		$ 1,000.00	$ 1,054.90	$ 9.50
Hypothetical A		$ 1,000.00	$ 1,015.89	$ 9.32
Consumer Staples	.83%
Actual		$ 1,000.00	$ 1,060.30	$ 4.30
Hypothetical A		$ 1,000.00	$ 1,020.96	$ 4.22
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,059.90	$ 4.50
Hypothetical A		$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	15.8	15.8
The Coca-Cola Co.	11.4	12.0
British American Tobacco PLC sponsored ADR	8.5	6.1
CVS Caremark Corp.	6.8	6.6
Altria Group, Inc.	5.2	5.6
PepsiCo, Inc.	4.7	4.4
Molson Coors Brewing Co. Class B	2.9	2.8
Constellation Brands, Inc. Class A (sub. vtg.)	2.8	2.5
Diageo PLC sponsored ADR	2.8	3.1
Johnson & Johnson	2.7	3.0
	63.6
Top Industries (% of fund's net assets)
As of August 31, 2011
Beverages	32.6%
Household Products	18.9%
Tobacco	17.2%
Food & Staples Retailing	11.3%
Food Products	9.3%
All Others*	10.7%

As of February 28, 2011
Beverages	30.1%
Household Products	20.0%
Food & Staples Retailing	15.7%
Tobacco	14.8%
Food Products	12.7%
All Others*	6.7%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Staples Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
BEVERAGES - 32.6%
Brewers - 6.1%
Anheuser-Busch InBev SA NV	680,562	$ 37,569,353
Carlsberg A/S Series B	54,200	4,065,954
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	221,285	7,886,597
Molson Coors Brewing Co. Class B	1,010,951	44,229,106
		93,751,010
Distillers & Vintners - 8.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,200,082	43,495,621
Diageo PLC sponsored ADR	536,427	43,053,631
Pernod-Ricard SA	326,101	29,280,812
Remy Cointreau SA	185,996	16,382,716
		132,212,780
Soft Drinks - 17.9%
Coca-Cola Bottling Co. Consolidated	82,913	4,643,128
Coca-Cola FEMSA SAB de CV sponsored ADR	75,029	7,411,365
Coca-Cola Icecek A/S	404,842	5,028,653
Embotelladora Andina SA sponsored ADR (d)	277,541	7,601,848
Fomento Economico Mexicano SAB de CV sponsored ADR	36,987	2,549,144
PepsiCo, Inc.	1,112,925	71,705,758
The Coca-Cola Co.	2,481,092	174,792,931
		273,732,827
TOTAL BEVERAGES		499,696,617
FOOD & STAPLES RETAILING - 11.3%
Drug Retail - 9.5%
CVS Caremark Corp.	2,914,263	104,651,184
Drogasil SA	492,400	3,866,327
Walgreen Co.	1,056,026	37,182,675
		145,700,186
Food Distributors - 0.4%
Chefs' Warehouse Holdings (a)	20,300	294,350
Sysco Corp.	130,400	3,642,072
United Natural Foods, Inc. (a)	60,836	2,474,200
		6,410,622
Food Retail - 0.5%
Fresh Market, Inc.	11,800	455,598
Susser Holdings Corp. (a)	170,370	3,594,807
The Pantry, Inc. (a)	210,794	2,634,925
		6,685,330
Hypermarkets & Super Centers - 0.9%
Carrefour SA	143,179	3,817,757
Wal-Mart Stores, Inc.	194,018	10,323,698
		14,141,455
TOTAL FOOD & STAPLES RETAILING		172,937,593

	Shares	Value
FOOD PRODUCTS - 9.3%
Agricultural Products - 3.6%
Archer Daniels Midland Co.	443,558	$ 12,632,532
Bunge Ltd.	512,881	33,188,530
Cosan Ltd. Class A	60,400	704,264
Cresud S.A.C.I.F. y A. sponsored ADR	91,600	1,294,308
Origin Agritech Ltd. (a)	95,200	276,080
SLC Agricola SA	313,300	3,111,450
Viterra, Inc.	345,000	3,671,262
		54,878,426
Packaged Foods & Meats - 5.7%
Brasil Foods SA	2,000	39,122
Calavo Growers, Inc.	206,875	4,137,500
Cermaq ASA	123,470	1,542,023
Danone	31,920	2,181,229
Dean Foods Co. (a)	483,806	4,180,084
Green Mountain Coffee Roasters, Inc. (a)	95,500	10,002,670
Lindt & Spruengli AG	111	4,112,233
Mead Johnson Nutrition Co. Class A	227,332	16,197,405
Nestle SA	328,793	20,359,874
Unilever NV (NY Reg.) (d)	637,691	21,681,494
Want Want China Holdings Ltd.	4,014,000	3,325,366
		87,759,000
TOTAL FOOD PRODUCTS		142,637,426
HOUSEHOLD DURABLES - 0.0%
Household Appliances - 0.0%
SodaStream International Ltd.	7,400	262,330
HOUSEHOLD PRODUCTS - 18.9%
Household Products - 18.9%
Colgate-Palmolive Co.	448,775	40,376,287
Procter & Gamble Co.	3,800,320	242,004,378
Spectrum Brands Holdings, Inc. (a)	280,147	7,502,337
		289,883,002
PERSONAL PRODUCTS - 3.8%
Personal Products - 3.8%
Avon Products, Inc.	804,077	18,139,977
Hypermarcas SA	286,300	2,399,097
L'Oreal SA	243,200	26,480,517
Natura Cosmeticos SA	137,100	3,282,925
Nu Skin Enterprises, Inc. Class A	171,550	7,254,850
		57,557,366
PHARMACEUTICALS - 2.7%
Pharmaceuticals - 2.7%
Johnson & Johnson	631,773	41,570,663
TOBACCO - 17.2%
Tobacco - 17.2%
Altria Group, Inc.	2,935,826	79,825,109
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
British American Tobacco PLC sponsored ADR (d)	1,457,041	$ 130,565,444
KT&G Corp.	56,700	3,663,216
Lorillard, Inc.	61,700	6,874,614
Philip Morris International, Inc.	534,583	37,057,294
Souza Cruz Industria Comerico	417,300	5,211,171
		263,196,848
TOTAL COMMON STOCKS (Cost $1,235,691,516)		1,467,741,845
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.11% (b)	60,676,854	60,676,854
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	13,310,975	13,310,975
TOTAL MONEY MARKET FUNDS (Cost $73,987,829)		73,987,829
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,309,679,345)		1,541,729,674
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(9,736,388)
NET ASSETS - 100%		$ 1,531,993,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,702
Fidelity Securities Lending Cash Central Fund	220,179
Total	$ 239,881
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,467,741,845	$ 1,430,172,492	$ 37,569,353	$ -
Money Market Funds	73,987,829	73,987,829	-	-
Total Investments in Securities:	$ 1,541,729,674	$ 1,504,160,321	$ 37,569,353	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.6%
United Kingdom	11.3%
France	5.0%
Belgium	2.4%
Bermuda	2.3%
Brazil	1.8%
Switzerland	1.6%
Netherlands	1.4%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,135,213) - See accompanying schedule: Unaffiliated issuers (cost $1,235,691,516)	$ 1,467,741,845
Fidelity Central Funds (cost $73,987,829)	73,987,829
Total Investments (cost $1,309,679,345)		$ 1,541,729,674
Receivable for investments sold		1,343,207
Receivable for fund shares sold		4,376,151
Dividends receivable		4,721,020
Distributions receivable from Fidelity Central Funds		29,317
Other receivables		9,140
Total assets		1,552,208,509

Liabilities
Payable for investments purchased	$ 4,502,969
Payable for fund shares redeemed	1,246,565
Accrued management fee	665,180
Distribution and service plan fees payable	133,665
Other affiliated payables	321,403
Other payables and accrued expenses	34,466
Collateral on securities loaned, at value	13,310,975
Total liabilities		20,215,223

Net Assets		$ 1,531,993,286
Net Assets consist of:
Paid in capital		$ 1,257,732,890
Undistributed net investment income		18,622,825
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,563,832
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		232,073,739
Net Assets		$ 1,531,993,286

Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($171,286,767 ÷ 2,411,844 shares)	$ 71.02

Maximum offering price per share (100/94.25 of $71.02)	$ 75.35
Class T: Net Asset Value and redemption price per share ($33,705,611 ÷ 477,548 shares)	$ 70.58

Maximum offering price per share (100/96.50 of $70.58)	$ 73.14
Class B: Net Asset Value and offering price per share ($19,125,623 ÷ 273,361 shares)A	$ 69.96

Class C: Net Asset Value and offering price per share ($91,431,558 ÷ 1,308,948 shares)A	$ 69.85

Consumer Staples: Net Asset Value, offering price and redemption price per share ($992,670,953 ÷ 13,896,457 shares)	$ 71.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($223,772,774 ÷ 3,140,087 shares)	$ 71.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Staples Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 25,449,883
Income from Fidelity Central Funds		239,881
Total income		25,689,764

Expenses
Management fee	$ 4,110,885
Transfer agent fees	1,703,922
Distribution and service plan fees	813,236
Accounting and security lending fees	234,322
Custodian fees and expenses	40,235
Independent trustees' compensation	3,924
Registration fees	71,385
Audit	20,185
Legal	1,998
Interest	978
Miscellaneous	8,279
Total expenses before reductions	7,009,349
Expense reductions	(21,567)	6,987,782
Net investment income (loss)		18,701,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,446,094
Foreign currency transactions	(88,901)
Total net realized gain (loss)		29,357,193
Change in net unrealized appreciation (depreciation) on: Investment securities	34,315,072
Assets and liabilities in foreign currencies	22,229
Total change in net unrealized appreciation (depreciation)		34,337,301
Net gain (loss)		63,694,494
Net increase (decrease) in net assets resulting from operations		$ 82,396,476

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,701,982	$ 21,971,692
Net realized gain (loss)	29,357,193	37,190,740
Change in net unrealized appreciation (depreciation)	34,337,301	108,092,854
Net increase (decrease) in net assets resulting from operations	82,396,476	167,255,286
Distributions to shareholders from net investment income	(3,302,358)	(18,562,633)
Distributions to shareholders from net realized gain	(9,432,190)	(13,301,800)
Total distributions	(12,734,548)	(31,864,433)
Share transactions - net increase (decrease)	53,583,957	3,732,087
Redemption fees	21,559	35,627
Total increase (decrease) in net assets	123,267,444	139,158,567

Net Assets
Beginning of period	1,408,725,842	1,269,567,275
End of period (including undistributed net investment income of $18,622,825 and undistributed net investment income of $3,223,201, respectively)	$ 1,531,993,286	$ 1,408,725,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.65	$ 61.06	$ 43.94	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.84	.98	.84	.67	.53	(.01)
Net realized and unrealized gain (loss)	3.14	7.10	17.02	(19.19)	7.29	1.28
Total from investment operations	3.98	8.08	17.86	(18.52)	7.82	1.27
Distributions from net investment income	(.15)	(.83)	(.74)	(.66)	(.42)	-
Distributions from net realized gain	(.47)	(.66)	-	(.02)	(2.44)	-
Total distributions	(.61) M	(1.49)	(.74)	(.68) L	(2.86)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 71.02	$ 67.65	$ 61.06	$ 43.94	$ 63.13	$ 58.16
Total Return B, C, D	5.89%	13.27%	40.66%	(29.43)%	13.38%	2.23%
Ratios to Average Net Assets F, I
Expenses before reductions	1.10% A	1.11%	1.13%	1.19%	1.19%	1.29% A
Expenses net of fee waivers, if any	1.10% A	1.11%	1.13%	1.19%	1.19%	1.29% A
Expenses net of all reductions	1.09% A	1.11%	1.13%	1.18%	1.19%	1.28% A
Net investment income (loss)	2.38% A	1.53%	1.51%	1.27%	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,287	$ 160,526	$ 162,370	$ 121,193	$ 23,796	$ 986
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.68 per share is comprised of distributions from net investment income of $.655 and distributions from net realized gain of $.024 per share. M Total distributions of $.61 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.465 per share.

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.30	$ 60.77	$ 43.75	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.73	.79	.66	.53	.36	(.01)
Net realized and unrealized gain (loss)	3.13	7.05	16.95	(19.12)	7.29	1.18
Total from investment operations	3.86	7.84	17.61	(18.59)	7.65	1.17
Distributions from net investment income	(.11)	(.65)	(.59)	(.60)	(.35)	-
Distributions from net realized gain	(.47)	(.66)	-	-	(2.44)	-
Total distributions	(.58)	(1.31)	(.59)	(.60) L	(2.79)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 70.58	$ 67.30	$ 60.77	$ 43.75	$ 62.93	$ 58.06
Total Return B, C, D	5.74%	12.93%	40.24%	(29.61)%	13.11%	2.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.40%	1.44%	1.46%	1.46%	1.61% A
Expenses net of fee waivers, if any	1.38% A	1.40%	1.44%	1.46%	1.46%	1.61% A
Expenses net of all reductions	1.38% A	1.40%	1.44%	1.46%	1.46%	1.60% A
Net investment income (loss)	2.10% A	1.24%	1.21%	.99%	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,706	$ 31,496	$ 29,662	$ 22,624	$ 6,298	$ 529
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.60 per share is comprised of distributions from net investment income of $.599 and distributions from net realized gain of $.00 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 66.83	$ 60.37	$ 43.53	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.55	.46	.37	.26	.04	(.07)
Net realized and unrealized gain (loss)	3.10	6.98	16.82	(19.01)	7.27	1.18
Total from investment operations	3.65	7.44	17.19	(18.75)	7.31	1.11
Distributions from net investment income	(.05)	(.32)	(.35)	(.42)	(.19)	-
Distributions from net realized gain	(.47)	(.66)	-	-	(2.44)	-
Total distributions	(.52)	(.98)	(.35)	(.42) L	(2.63)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 69.96	$ 66.83	$ 60.37	$ 43.53	$ 62.69	$ 58.00
Total Return B, C, D	5.46%	12.35%	39.48%	(29.96)%	12.53%	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	1.91% A	1.91%	1.97%	1.96%	1.96%	2.09% A
Expenses net of fee waivers, if any	1.91% A	1.91%	1.97%	1.96%	1.96%	2.09% A
Expenses net of all reductions	1.91% A	1.91%	1.97%	1.96%	1.96%	2.09% A
Net investment income (loss)	1.57% A	.73%	.68%	.50%	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,126	$ 20,033	$ 21,099	$ 14,929	$ 4,884	$ 226
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.000 per share.

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 66.71	$ 60.29	$ 43.46	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.57	.49	.41	.28	.06	(.08)
Net realized and unrealized gain (loss)	3.09	7.00	16.80	(19.00)	7.28	1.18
Total from investment operations	3.66	7.49	17.21	(18.72)	7.34	1.10
Distributions from net investment income	(.06)	(.41)	(.38)	(.44)	(.29)	-
Distributions from net realized gain	(.47)	(.66)	-	-	(2.44)	-
Total distributions	(.52) M	(1.07)	(.38)	(.44) L	(2.73)	-
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	- K
Net asset value, end of period	$ 69.85	$ 66.71	$ 60.29	$ 43.46	$ 62.61	$ 57.99
Total Return B, C, D	5.49%	12.44%	39.59%	(29.94)%	12.58%	1.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84% A	1.86%	1.90%	1.93%	1.93%	2.14% A
Expenses net of fee waivers, if any	1.84% A	1.86%	1.90%	1.93%	1.93%	2.14% A
Expenses net of all reductions	1.84% A	1.85%	1.89%	1.93%	1.92%	2.14% A
Net investment income (loss)	1.64% A	.79%	.75%	.52%	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,432	$ 81,239	$ 73,829	$ 54,902	$ 19,791	$ 178
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $.44 per share is comprised of distributions from net investment income of $.443 and distributions from net realized gain of $.000 per share. M Total distributions of $.52 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 67.98	$ 61.34	$ 44.14	$ 63.25	$ 58.13	$ 52.18
Income from Investment Operations
Net investment income (loss) E	.94	1.14	.96	.88	.71	.56
Net realized and unrealized gain (loss)	3.15	7.14	17.11	(19.31)	7.30	8.88
Total from investment operations	4.09	8.28	18.07	(18.43)	8.01	9.44
Distributions from net investment income	(.18)	(.98)	(.87)	(.67)	(.46)	(.32)
Distributions from net realized gain	(.47)	(.66)	-	(.03)	(2.44)	(3.18)
Total distributions	(.64) D	(1.64)	(.87)	(.69) K	(2.90)	(3.50)
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 71.43	$ 67.98	$ 61.34	$ 44.14	$ 63.25	$ 58.13
Total Return B,C	6.03%	13.55%	40.96%	(29.23)%	13.72%	18.43%
Ratios to Average Net Assets F,H
Expenses before reductions	.83% A	.86%	.92%	.91%	.91%	1.01% A
Expenses net of fee waivers, if any	.83% A	.86%	.92%	.91%	.90%	.99% A
Expenses net of all reductions	.82% A	.86%	.91%	.90%	.90%	.98% A
Net investment income (loss)	2.65% A	1.78%	1.73%	1.55%	1.12%	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 992,671	$ 877,548	$ 946,455	$ 657,263	$ 655,224	$ 374,930
Portfolio turnover rate G	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total distributions of $.64 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.465 per share. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.69 per share is comprised of distributions from net investment income of $.668 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 67.84	$ 61.26	$ 44.07	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.92	1.15	.98	.82	.74	.07
Net realized and unrealized gain (loss)	3.14	7.13	17.09	(19.23)	7.30	1.16
Total from investment operations	4.06	8.28	18.07	(18.41)	8.04	1.23
Distributions from net investment income	(.18)	(1.04)	(.88)	(.73)	(.51)	-
Distributions from net realized gain	(.47)	(.66)	-	(.03)	(2.44)	-
Total distributions	(.64) L	(1.70)	(.88)	(.75) K	(2.95)	-
Redemption fees added to paid in capital D	- J	- J	- J	.01	.01	- J
Net asset value, end of period	$ 71.26	$ 67.84	$ 61.26	$ 44.07	$ 63.22	$ 58.12
Total Return B, C	5.99%	13.57%	41.03%	(29.22)%	13.77%	2.16%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.87%	.86%	.91%	.85%	1.00% A
Expenses net of fee waivers, if any	.87% A	.87%	.86%	.91%	.85%	1.00% A
Expenses net of all reductions	.87% A	.87%	.86%	.91%	.84%	1.00% A
Net investment income (loss)	2.61% A	1.77%	1.78%	1.54%	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,773	$ 237,883	$ 36,152	$ 30,922	$ 10,384	$ 132
Portfolio turnover rate F	47% A	57%	69%	70%	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.75 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $.025 per share. L Total distributions of $.64 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.465 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Consumer Staples and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 245,082,736
Gross unrealized depreciation	(17,851,584)
Net unrealized appreciation (depreciation) on securities and other investments	$ 227,231,152

Tax cost	$ 1,314,498,522

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $350,156,665 and $342,065,044, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 206,457	$ 2,797
Class T	.25%	.25%	82,152	-
Class B	.75%	.25%	99,420	74,565
Class C	.75%	.25%	425,207	81,218
			$ 813,236	$ 158,580

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51,013
Class T	7,080
Class B*	19,508
Class C*	8,199
$ 85,800

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 195,911.24
Class T	44,829.27
Class B	29,736.30
Class C	99,248.23
Consumer Staples	1,029,956.22
Institutional Class	304,242.26
	$ 1,703,922

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,852 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest
Borrower	$ 8,756,636.37%		$ 978

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $220,179. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,480 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $87.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ 339,633	$ 2,005,855
Class T	52,538	304,100
Class B	14,564	100,155
Class C	66,419	513,058
Consumer Staples	2,274,105	13,026,528
Institutional Class	555,099	2,612,937
Total	$ 3,302,358	$ 18,562,633
From net realized gain
Class A	$ 1,081,722	$ 1,585,279
Class T	214,298	307,782
Class B	135,434	204,642
Class C	551,415	836,095
Consumer Staples	5,974,346	8,597,123
Institutional Class	1,474,975	1,770,879
Total	$ 9,432,190	$ 13,301,800

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	451,292	610,485	$ 31,749,888	$ 39,028,355
Reinvestment of distributions	18,104	47,297	1,276,695	3,150,891
Shares redeemed	(430,360)	(944,038)	(30,250,032)	(60,078,639)
Net increase (decrease)	39,036	(286,256)	$ 2,776,551	$ (17,899,393)
Class T
Shares sold	48,531	91,776	$ 3,389,518	$ 5,882,190
Reinvestment of distributions	3,561	8,541	249,844	566,923
Shares redeemed	(42,518)	(120,454)	(2,938,816)	(7,689,132)
Net increase (decrease)	9,574	(20,137)	$ 700,546	$ (1,240,019)
Class B
Shares sold	6,849	35,654	$ 470,824	$ 2,191,455
Reinvestment of distributions	1,702	3,610	118,611	238,429
Shares redeemed	(34,932)	(89,029)	(2,418,477)	(5,598,851)
Net increase (decrease)	(26,381)	(49,765)	$ (1,829,042)	$ (3,168,967)
Class C
Shares sold	267,998	340,893	$ 18,568,085	$ 21,482,594
Reinvestment of distributions	6,303	14,479	438,395	954,487
Shares redeemed	(183,139)	(362,057)	(12,567,092)	(23,068,564)
Net increase (decrease)	91,162	(6,685)	$ 6,439,388	$ (631,483)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Consumer Staples
Shares sold	2,808,555	4,055,609	$ 199,494,599	$ 260,108,965
Reinvestment of distributions	111,533	309,170	7,903,272	20,671,323
Shares redeemed	(1,932,130)	(6,885,851)	(135,948,120)	(436,510,553)
Net increase (decrease)	987,958	(2,521,072)	$ 71,449,751	$ (155,730,265)
Institutional Class
Shares sold	1,594,436	3,382,703	$ 112,921,869	$ 212,714,327
Reinvestment of distributions	27,269	58,392	1,927,907	3,904,787
Shares redeemed	(1,988,378)	(524,454)	(140,803,013)	(34,216,900)
Net increase (decrease)	(366,673)	2,916,641	$ (25,953,237)	$ 182,402,214

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 1,064.40	$ 5.86
Hypothetical A		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.42%
Actual		$ 1,000.00	$ 1,062.90	$ 7.36
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 7.20
Class B	1.89%
Actual		$ 1,000.00	$ 1,060.20	$ 9.79
Hypothetical A		$ 1,000.00	$ 1,015.63	$ 9.58
Class C	1.86%
Actual		$ 1,000.00	$ 1,060.40	$ 9.63
Hypothetical A		$ 1,000.00	$ 1,015.79	$ 9.42
Gold	.87%
Actual		$ 1,000.00	$ 1,065.60	$ 4.52
Hypothetical A		$ 1,000.00	$ 1,020.76	$ 4.42
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,066.00	$ 4.21
Hypothetical A		$ 1,000.00	$ 1,021.06	$ 4.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Barrick Gold Corp.	11.9	11.5
Goldcorp, Inc.	11.0	12.2
Newcrest Mining Ltd.	9.0	9.6
Newmont Mining Corp.	7.9	5.0
Kinross Gold Corp.	5.6	5.9
AngloGold Ashanti Ltd. sponsored ADR	4.7	6.8
Agnico-Eagle Mines Ltd. (Canada)	4.0	3.8
Yamana Gold, Inc.	3.3	3.5
Gold Fields Ltd.	3.2	2.9
Eldorado Gold Corp.	3.1	3.2
	63.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Gold	97.9%
Precious Metals & Minerals	1.2%
Coal & Consumable Fuels	0.3%
Diversified Metals & Mining	0.2%
Construction & Engineering	0.2%
All Others*	0.2%

As of February 28, 2011
Gold	95.8%
Precious Metals & Minerals	2.6%
Diversified Metals & Mining	0.4%
Steel	0.1%
Construction & Engineering	0.1%
All Others*	1.0%

* Includes short-term investments and net other assets.

Semiannual Report

Gold Portfolio

Consolidated Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 12.2%
METALS & MINING - 12.2%
Diversified Metals & Mining - 0.0%
Ampella Mining Ltd. (a)	150,000	$ 318,414
Gryphon Minerals Ltd. (a)	100,000	184,472
Sandfire Resources NL (a)	179,167	1,408,269
		1,911,155
Gold - 12.2%
Catalpa Resources Ltd. (a)	470,000	779,058
Centamin Egypt Ltd. (United Kingdom) (a)	10,006,900	16,979,896
CGA Mining Ltd.:
(Australia) (a)	18,920	52,808
(Canada) (a)	250,000	737,847
Intrepid Mines Ltd.:
(Australia) (a)	8,539,767	13,972,613
(Canada) (a)	320,000	522,876
Kingsgate Consolidated NL (d)	3,585,767	34,971,727
Kula Gold Ltd.	26,245	47,713
Medusa Mining Ltd.	3,027,885	26,066,063
Newcrest Mining Ltd.	10,412,992	448,210,058
Perseus Mining Ltd.:
(Australia) (a)	4,949,308	19,054,044
(Canada) (a)	1,300,000	5,031,659
Regis Resources Ltd. (a)(d)	2,125,000	6,658,352
Resolute Mining Ltd. (a)	5,341,661	9,282,605
St Barbara Ltd. (a)	5,929,676	13,126,275
Troy Resources NL (a)(e)	2,300,000	11,110,090
		606,603,684
TOTAL METALS & MINING		608,514,839
Bailiwick of Jersey - 3.7%
METALS & MINING - 3.7%
Gold - 3.7%
Polyus Gold International Ltd. sponsored GDR (a)	9,963,190	35,369,325
Randgold Resources Ltd. sponsored ADR (d)	1,406,867	148,494,812
		183,864,137
Bermuda - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Continental Gold Ltd. (a)	75,100	525,363
Canada - 58.1%
METALS & MINING - 58.1%
Diversified Metals & Mining - 0.2%
Barisan Gold Corp. (a)	1,250	626
Barisan Gold Corp. rights 9/19/11 (a)	1,250	13
Clifton Star Resources, Inc. (a)	25,000	74,040
East Asia Minerals Corp. (a)	5,000	5,413
Galway Resources Ltd. (a)	15,000	21,293

	Shares	Value
Kimber Resources, Inc. (a)	16,100	$ 27,294
Kimber Resources, Inc. (a)(e)	5,832,000	9,886,765
Rio Alto Mining Ltd. (a)	190,000	469,567
Sabina Gold & Silver Corp. (a)	235,000	1,197,559
Southern Arc Minerals, Inc. (a)	30,000	34,007
Trelawney Mining and Exploration, Inc. (a)	250,000	1,085,069
		12,801,646
Gold - 56.7%
Agnico-Eagle Mines Ltd. (Canada) (d)	2,850,000	197,014,399
Alacer Gold Corp. (a)	3,074,063	34,564,373
Alamos Gold, Inc.	2,008,800	38,444,559
Argonaut Gold, Inc. (a)	699,800	4,473,803
ATAC Resources Ltd. (a)	37,200	288,725
AuRico Gold, Inc. (a)	2,892,500	33,970,333
Aurizon Mines Ltd. (a)	2,626,900	16,579,087
Avion Gold Corp. (a)	5,020,000	11,534,926
B2Gold Corp. (a)	3,857,400	14,654,338
Banro Corp. (a)	555,000	2,629,902
Barrick Gold Corp. (d)	11,666,119	593,909,345
Bearing Resources Ltd. (a)	29,687	21,222
Canaco Resources, Inc.	1,225,000	3,715,533
Canaco Resources, Inc. (e)	561,600	1,703,382
Centerra Gold, Inc.	2,311,200	48,669,265
China Gold International Resources Corp. Ltd. (a)	70,000	338,133
Colossus Minerals, Inc. (a)	1,066,100	6,837,324
Corvus Gold, Inc. (a)	138,350	81,948
Detour Gold Corp. (a)	498,000	18,685,172
Detour Gold Corp. (a)(e)	785,900	29,487,302
Eco Oro Minerals Corp. (a)	271,000	570,118
Eldorado Gold Corp.	7,806,013	155,530,345
European Goldfields Ltd. (a)	1,991,700	23,899,587
Exeter Resource Corp. (a)	238,000	1,071,875
Extorre Gold Mines Ltd. (a)	423,000	4,142,739
Extorre Gold Mines Ltd. (a)(e)	61,300	600,354
Franco-Nevada Corp.	1,824,900	78,627,993
Gabriel Resources Ltd. (a)	495,000	3,579,044
Goldcorp, Inc.	10,581,900	551,140,624
Gran Colombia Gold Corp. (a)	1,665,000	1,224,265
Great Basin Gold Ltd. (a)(d)	6,712,900	15,082,087
Guyana Goldfields, Inc. (a)	1,253,000	12,079,575
Guyana Goldfields, Inc. (a)(e)	155,000	1,494,281
IAMGOLD Corp.	6,033,700	124,654,566
International Minerals Corp.:
(Canada) (a)	152,100	1,149,449
(Switzerland) (a)	15,000	116,315
International Tower Hill Mines Ltd. (a)	536,700	4,346,437
Jaguar Mining, Inc. (a)(d)	399,700	2,489,961
Keegan Resources, Inc. (a)	30,000	239,890
Kinross Gold Corp.	16,107,091	280,130,474
Kinross Gold Corp. warrants 9/17/14 (a)	375,441	1,150,248
Kirkland Lake Gold, Inc. (a)	679,500	13,871,737
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Gold - continued
Lake Shore Gold Corp. (a)	2,851,600	$ 6,581,511
Levon Resources Ltd. (a)	257,500	389,195
Minefinders Corp. Ltd. (a)	753,000	12,234,712
Nevsun Resources Ltd.	525,000	3,597,580
New Gold, Inc. (a)	6,521,800	88,582,455
New Gold, Inc. warrants 4/3/12 (a)(e)	2,928,500	284,117
Northgate Minerals Corp. (a)	4,089,900	16,832,411
Novagold Resources, Inc. (a)(d)	2,518,200	25,794,063
OceanaGold Corp. (a)	595,000	1,458,333
Osisko Mining Corp. (a)	1,732,000	25,329,085
Osisko Mining Corp. (a)(e)	3,000,000	43,872,549
Pilot Gold, Inc. (a)	91,250	202,219
Premier Gold Mines Ltd. (a)	1,486,800	10,400,919
Primero Mining Corp. (a)	534,300	1,904,317
Queenston Mining, Inc. (a)	135,000	827,206
Rainy River Resources Ltd. (a)	155,000	1,742,800
Riva Gold Corp. (a)	10,000	5,923
Romarco Minerals, Inc. (a)	2,610,000	3,918,199
Rubicon Minerals Corp. (a)	2,201,352	9,374,630
San Gold Corp. (a)	2,887,400	8,462,866
Seabridge Gold, Inc. (a)	645,905	18,905,643
SEMAFO, Inc. (a)	4,705,000	39,064,185
Sulliden Gold Corp. Ltd. (a)	10,000	19,710
Tanzanian Royalty Exploration Corp. (a)	5,000	29,003
Teranga Gold Corp. CDI unit	3,336,069	7,991,407
Tigray Resources, Inc.	357,320	364,910
Torex Gold Resources, Inc. (a)	1,300,000	2,243,668
Yamana Gold, Inc.	10,284,000	162,787,990
		2,827,996,641
Precious Metals & Minerals - 1.2%
Dalradian Resources, Inc. (a)	25,000	37,531
First Majestic Silver Corp. (a)	10,000	240,400
Fortuna Mines, Inc. (a)	40,000	243,873
Orko Silver Corp. (a)	446,000	1,175,123
Pan American Silver Corp.	536,987	17,580,955
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	2,165,664
Pretium Resources, Inc. (a)(f)	450,000	4,627,757
Pretium Resources, Inc. warrants 4/7/12 (a)(f)	225,000	236,673
Silver Standard Resources, Inc. (a)	618,600	17,549,686
Silver Wheaton Corp.	374,100	14,827,227
Tahoe Resources, Inc. (a)	50,500	959,252
Wildcat Silver Corp. (a)	30,000	49,939
		59,694,080
TOTAL METALS & MINING		2,900,492,367

	Shares	Value
Cayman Islands - 0.1%
METALS & MINING - 0.1%
Gold - 0.1%
Real Gold Mining Ltd.	2,925,000	$ 2,995,742
China - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,773,900	29,860,511
Zijin Mining Group Co. Ltd. (H Shares)	118,078,000	54,900,954
		84,761,465
Japan - 0.0%
SPECIALTY RETAIL - 0.0%
Specialty Stores - 0.0%
Tsutsumi Jewelry Co. Ltd.	5,100	125,017
Peru - 1.9%
METALS & MINING - 1.9%
Gold - 1.9%
Compania de Minas Buenaventura SA sponsored ADR	2,082,000	97,500,060
Russia - 0.0%
METALS & MINING - 0.0%
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	19,300	422,477
South Africa - 9.4%
METALS & MINING - 9.4%
Gold - 9.4%
AngloGold Ashanti Ltd. sponsored ADR (d)	5,157,952	231,385,727
Gold Fields Ltd.	55,000	920,061
Gold Fields Ltd. sponsored ADR (d)	9,431,026	156,272,101
Harmony Gold Mining Co. Ltd.	1,484,000	19,966,484
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	4,441,800	59,386,866
		467,931,239
United Kingdom - 0.7%
METALS & MINING - 0.7%
Gold - 0.7%
African Barrick Gold Ltd.	223,300	1,981,518
Avocet Mining PLC	10,000	44,247
Petropavlovsk PLC	2,485,929	35,198,517
		37,224,282
United States of America - 10.9%
CONSTRUCTION & ENGINEERING - 0.2%
Construction & Engineering - 0.2%
Fluor Corp.	166,300	10,097,736
Common Stocks - continued
	Shares	Value
United States of America - continued
METALS & MINING - 10.4%
Gold - 10.4%
Allied Nevada Gold Corp. (a)	1,225,100	$ 50,878,403
Allied Nevada Gold Corp. (Canada) (a)	20,000	827,614
Newmont Mining Corp.	6,297,150	394,327,533
Royal Gold, Inc. (d)	816,713	62,625,553
US Gold Corp. (a)(d)	1,310,100	8,109,519
		516,768,622
Precious Metals & Minerals - 0.0%
Coeur d'Alene Mines Corp. (a)	15,000	426,750
Gold Resource Corp. (d)	30,000	707,100
		1,133,850
TOTAL METALS & MINING		517,902,472
OIL, GAS & CONSUMABLE FUELS - 0.3%
Coal & Consumable Fuels - 0.3%
Alpha Natural Resources, Inc. (a)	431,700	14,276,319
TOTAL UNITED STATES OF AMERICA		542,276,527
TOTAL COMMON STOCKS (Cost $3,320,367,176)		4,926,633,515
Commodities - 1.1%
	Troy Ounces
Gold Bullion (a) (Cost $36,154,400)	30,500	55,661,585
Money Market Funds - 13.6%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $676,957,519)	676,957,519	$ 676,957,519
TOTAL INVESTMENT PORTFOLIO - 113.4% (Cost $4,033,479,095)		5,659,252,619
NET OTHER ASSETS (LIABILITIES) - (13.4)%		(669,031,488)
NET ASSETS - 100%		$ 4,990,221,131
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,438,840 or 2.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,864,430 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$ 4,344,586
Pretium Resources, Inc. warrants 4/7/12	3/31/11	$ 296,025
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,448
Fidelity Securities Lending Cash Central Fund	379,742
Total	$ 392,190
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 26,107,166	$ 21,602,292	$ -	$ -	$ 55,657,546
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 4,926,633,515	$ 4,900,386,507	$ 23,177,226	$ 3,069,782
Commodities	55,661,585	55,661,585	-	-
Money Market Funds	676,957,519	676,957,519	-	-
Total Investments in Securities:	$ 5,659,252,619	$ 5,633,005,611	$ 23,177,226	$ 3,069,782
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,464,645)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	4,534,427
Transfers out of Level 3	-
Ending Balance	$ 3,069,782
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (1,464,645)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Consolidated Statement of Operations.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Gold Portfolio

Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $648,260,324) - See accompanying schedule: Unaffiliated issuers (cost $3,320,367,176)	$ 4,926,633,515
Fidelity Central Funds (cost $676,957,519)	676,957,519
Commodities (cost $36,154,400)	55,661,585
Total Investments (cost $4,033,479,095)		$ 5,659,252,619
Receivable for investments sold		23,108,903
Receivable for fund shares sold		6,583,202
Dividends receivable		3,620,808
Distributions receivable from Fidelity Central Funds		73,416
Other receivables		15,308
Total assets		5,692,654,256

Liabilities
Payable to custodian bank	$ 2,851,802
Payable for investments purchased	12,073,046
Payable for fund shares redeemed	6,960,017
Accrued management fee	2,207,438
Distribution and service plan fees payable	137,241
Other affiliated payables	1,180,140
Other payables and accrued expenses	65,922
Collateral on securities loaned, at value	676,957,519
Total liabilities		702,433,125

Net Assets		$ 4,990,221,131
Net Assets consist of:
Paid in capital		$ 3,654,182,748
Accumulated net investment loss		(2,600,106)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,130,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,625,768,883
Net Assets		$ 4,990,221,131

Consolidated Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($176,856,755 ÷ 3,391,543 shares)	$ 52.15

Maximum offering price per share (100/94.25 of $52.15)	$ 55.33
Class T: Net Asset Value and redemption price per share ($48,361,469 ÷ 932,947 shares)	$ 51.84

Maximum offering price per share (100/96.50 of $51.84)	$ 53.72
Class B: Net Asset Value and offering price per share ($26,495,004 ÷ 518,989 shares)A	$ 51.05

Class C: Net Asset Value and offering price per share ($78,986,848 ÷ 1,553,823 shares)A	$ 50.83

Gold: Net Asset Value, offering price and redemption price per share ($4,488,333,528 ÷ 85,096,532 shares)	$ 52.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($171,187,527 ÷ 3,252,878 shares)	$ 52.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 17,876,104
Income from Fidelity Central Funds		392,190
Total income		18,268,294

Expenses
Management fee	$ 12,874,529
Transfer agent fees	6,231,261
Distribution and service plan fees	795,104
Accounting and security lending fees	789,654
Custodian fees and expenses	103,875
Independent trustees' compensation	12,179
Registration fees	114,012
Audit	7,814
Legal	6,397
Interest	904
Miscellaneous	24,842
Total expenses before reductions	20,960,571
Expense reductions	(93,407)	20,867,164
Net investment income (loss)		(2,598,870)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	52,327,702
Foreign currency transactions	(63,142)
Total net realized gain (loss)		52,264,560
Change in net unrealized appreciation (depreciation) on: Investments	244,065,549
Assets and liabilities in foreign currencies	11,378
Commodities	7,992,135
Total change in net unrealized appreciation (depreciation)		252,069,062
Net gain (loss)		304,333,622
Net increase (decrease) in net assets resulting from operations		$ 301,734,752

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,598,870)	$ (16,366,924)
Net realized gain (loss)	52,264,560	401,575,169
Change in net unrealized appreciation (depreciation)	252,069,062	806,517,405
Net increase (decrease) in net assets resulting from operations	301,734,752	1,191,725,650
Distributions to shareholders from net realized gain	(184,176,986)	(403,524,767)
Share transactions - net increase (decrease)	190,599,934	849,828,502
Redemption fees	276,380	423,645
Total increase (decrease) in net assets	308,434,080	1,638,453,030

Net Assets
Beginning of period	4,681,787,051	3,043,334,021
End of period (including accumulated net investment loss of $2,600,106 and accumulated net investment loss of $1,236, respectively)	$ 4,990,221,131	$ 4,681,787,051

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.92	$ 40.50	$ 30.45	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.08)	(.30)	(.25)	(.15)	(.15)	(.01)
Net realized and unrealized gain (loss)	3.32	15.28	11.00	(15.44)	15.00	(.07)
Total from investment operations	3.24	14.98	10.75	(15.59)	14.85	(.08)
Distributions from net investment income	-	-	-	-	(.19)	-
Distributions from net realized gain	(2.01)	(4.57)	(.71)	(.17)	(5.01)	-
Total distributions	(2.01)	(4.57)	(.71)	(.17)	(5.20)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.01	.01
Net asset value, end of period	$ 52.15	$ 50.92	$ 40.50	$ 30.45	$ 46.19	$ 36.53
Total Return B,C,D	6.44%	36.99%	35.19%	(33.81)%	44.59%	(.19)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.13% A	1.16%	1.21%	1.21%	1.17%	1.13% A
Expenses net of fee waivers, if any	1.13% A	1.15%	1.19%	1.19%	1.17%	1.13% A
Expenses net of all reductions	1.13% A	1.14%	1.17%	1.15%	1.13%	1.10% A
Net investment income (loss)	(.33)% A	(.63)%	(.63)%	(.45)%	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,857	$ 149,178	$ 82,413	$ 39,144	$ 26,620	$ 1,857
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.68	$ 40.34	$ 30.36	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.15)	(.43)	(.36)	(.24)	(.25)	(.03)
Net realized and unrealized gain (loss)	3.30	15.21	10.96	(15.42)	15.05	(.09)
Total from investment operations	3.15	14.78	10.60	(15.66)	14.80	(.12)
Distributions from net investment income	-	-	-	-	(.16)	-
Distributions from net realized gain	(1.99)	(4.45)	(.63)	(.17)	(4.97)	-
Total distributions	(1.99)	(4.45)	(.63)	(.17)	(5.13)	-
Redemption fees added to paid in capital E	- K	.01	.01	.02	.01	.01
Net asset value, end of period	$ 51.84	$ 50.68	$ 40.34	$ 30.36	$ 46.17	$ 36.49
Total Return B,C,D	6.29%	36.62%	34.79%	(33.98)%	44.45%	(.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.44%	1.51%	1.47%	1.43%	1.46% A
Expenses net of fee waivers, if any	1.42% A	1.42%	1.49%	1.45%	1.43%	1.46% A
Expenses net of all reductions	1.41% A	1.42%	1.47%	1.41%	1.39%	1.43% A
Net investment income (loss)	(.62)% A	(.90)%	(.93)%	(.71)%	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,361	$ 45,846	$ 26,256	$ 15,284	$ 11,334	$ 1,093
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 50.02	$ 39.87	$ 30.08	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.26)	(.66)	(.55)	(.40)	(.45)	(.07)
Net realized and unrealized gain (loss)	3.24	15.02	10.84	(15.34)	14.95	(.08)
Total from investment operations	2.98	14.36	10.29	(15.74)	14.50	(.15)
Distributions from net investment income	-	-	-	-	(.16)	-
Distributions from net realized gain	(1.95)	(4.21)	(.51)	(.17)	(4.84)	-
Total distributions	(1.95)	(4.21)	(.51)	(.17)	(5.00)	-
Redemption fees added to paid in capital E	- K	- K	.01	.02	.01	.01
Net asset value, end of period	$ 51.05	$ 50.02	$ 39.87	$ 30.08	$ 45.97	$ 36.46
Total Return B,C,D	6.02%	35.97%	34.12%	(34.30)%	43.53%	(.38)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.90% A	1.93%	2.00%	1.97%	1.93%	1.96% A
Expenses net of fee waivers, if any	1.89% A	1.92%	1.98%	1.95%	1.93%	1.96% A
Expenses net of all reductions	1.89% A	1.91%	1.96%	1.89%	1.90%	1.93% A
Net investment income (loss)	(1.10)% A	(1.39)%	(1.42)%	(1.20)%	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,495	$ 26,837	$ 18,340	$ 8,421	$ 6,869	$ 902
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Consolidated Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 49.81	$ 39.75	$ 30.00	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.25)	(.64)	(.53)	(.39)	(.45)	(.07)
Net realized and unrealized gain (loss)	3.22	14.98	10.80	(15.30)	14.91	(.10)
Total from investment operations	2.97	14.34	10.27	(15.69)	14.46	(.17)
Distributions from net investment income	-	-	-	-	(.17)	-
Distributions from net realized gain	(1.95)	(4.28)	(.53)	(.17)	(4.89)	-
Total distributions	(1.95)	(4.28)	(.53)	(.17)	(5.06)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.01
Net asset value, end of period	$ 50.83	$ 49.81	$ 39.75	$ 30.00	$ 45.85	$ 36.44
Total Return B,C,D	6.04%	36.01%	34.15%	(34.30)%	43.49%	(.44)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.86% A	1.89%	1.97%	1.97%	1.92%	2.02% A
Expenses net of fee waivers, if any	1.86% A	1.88%	1.95%	1.95%	1.92%	2.02% A
Expenses net of all reductions	1.86% A	1.87%	1.93%	1.89%	1.89%	1.99% A
Net investment income (loss)	(1.06)% A	(1.35)%	(1.39)%	(1.20)%	(1.12)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 78,987	$ 72,431	$ 38,624	$ 17,544	$ 10,835	$ 437
Portfolio turnover rate G	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Gold

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 51.44	$ 40.85	$ 30.67	$ 46.37	$ 36.54	$ 35.91
Income from Investment Operations
Net investment income (loss) D	(.02)	(.18)	(.16)	(.04)	(.02)	.22 G
Net realized and unrealized gain (loss)	3.35	15.43	11.10	(15.51)	15.05	5.49
Total from investment operations	3.33	15.25	10.94	(15.55)	15.03	5.71
Distributions from net investment income	-	-	-	-	(.18)	(.02)
Distributions from net realized gain	(2.03)	(4.67)	(.77)	(.17)	(5.03)	(5.10)
Total distributions	(2.03)	(4.67)	(.77)	(.17)	(5.21)	(5.12)
Redemption fees added to paid in capital D	- J	.01	.01	.02	.01	.04
Net asset value, end of period	$ 52.74	$ 51.44	$ 40.85	$ 30.67	$ 46.37	$ 36.54
Total Return B,C	6.56%	37.35%	35.52%	(33.59)%	45.10%	16.19%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.91%	.98%	.89%	.85%	.90%
Expenses net of fee waivers, if any	.87% A	.90%	.96%	.87%	.85%	.90%
Expenses net of all reductions	.87% A	.89%	.94%	.86%	.81%	.87%
Net investment income (loss)	(.08)% A	(.37)%	(.40)%	(.13)%	(.05)%	.62% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,488,334	$ 4,250,249	$ 2,839,664	$ 1,881,600	$ 2,381,114	$ 1,473,400
Portfolio turnover rate F	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

Consolidated Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 51.32	$ 40.77	$ 30.65	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	- J	(.15)	(.15)	(.05)	(.01)	.01
Net realized and unrealized gain (loss)	3.35	15.41	11.08	(15.49)	15.03	(.08)
Total from investment operations	3.35	15.26	10.93	(15.54)	15.02	(.07)
Distributions from net investment income	-	-	-	-	(.19)	-
Distributions from net realized gain	(2.04)	(4.72)	(.82)	(.17)	(5.04)	-
Total distributions	(2.04)	(4.72)	(.82)	(.17)	(5.23)	-
Redemption fees added to paid in capital D	- J	.01	.01	.02	.01	.01
Net asset value, end of period	$ 52.63	$ 51.32	$ 40.77	$ 30.65	$ 46.34	$ 36.54
Total Return B,C	6.60%	37.45%	35.50%	(33.59)%	45.10%	(.16)%
Ratios to Average Net Assets E,H
Expenses before reductions	.81% A	.85%	.95%	.91%	.83%	.94% A
Expenses net of fee waivers, if any	.81% A	.84%	.93%	.89%	.83%	.94% A
Expenses net of all reductions	.80% A	.83%	.91%	.86%	.79%	.91% A
Net investment income (loss)	(.01)% A	(.31)%	(.37)%	(.14)%	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 171,188	$ 137,246	$ 38,037	$ 6,070	$ 3,174	$ 385
Portfolio turnover rate F	25% A	35%	46%	42%	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Gold and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Consolidated Subsidiary.

The Fund invests in certain precious metals through the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of August 31, 2011, the Fund held $55,657,546 in the Subsidiary, representing 1.1% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Consolidated Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporation, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 1,358,789,385
Gross unrealized depreciation	(71,643,091)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,287,146,294

Tax cost	$ 4,372,102,341

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

5. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $636,276,849 and $595,303,427, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $44,512 and is reflected in Expense reductions on the Consolidated Statement of Operations.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 192,850	$ 7,526
Class T	.25%	.25%	112,198	-
Class B	.75%	.25%	126,703	95,027
Class C	.75%	.25%	363,353	86,156
			$ 795,104	$ 188,709

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 69,981
Class T	9,824
Class B*	22,117
Class C*	11,108
$ 113,030

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 211,822.27
Class T	70,142.31
Class B	36,778.29
Class C	92,562.25
Gold	5,670,778.27
Institutional Class	149,179.20
	$ 6,231,261

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,944 for the period.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,419,667.35%		$ 904

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,117 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $379,742, including $10,376 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47,970 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $925.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net realized gain
Class A	$ 5,851,453	$ 11,944,959
Class T	1,834,016	3,497,337
Class B	1,014,564	2,159,100
Class C	2,885,650	5,735,528
Gold	166,861,021	369,777,197
Institutional Class	5,730,282	10,410,646
Total	$ 184,176,986	$ 403,524,767

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	1,029,555	1,813,814	$ 50,335,765	$ 88,297,648
Reinvestment of distributions	106,436	211,919	5,437,822	10,924,421
Shares redeemed	(674,051)	(1,131,112)	(33,317,427)	(54,494,300)
Net increase (decrease)	461,940	894,621	$ 22,456,160	$ 44,727,769
Class T
Shares sold	184,898	503,427	$ 9,082,873	$ 24,561,424
Reinvestment of distributions	34,974	65,695	1,778,059	3,372,922
Shares redeemed	(191,495)	(315,455)	(9,357,650)	(15,070,272)
Net increase (decrease)	28,377	253,667	$ 1,503,282	$ 12,864,074
Class B
Shares sold	38,830	147,555	$ 1,869,853	$ 6,862,473
Reinvestment of distributions	17,505	37,199	878,048	1,885,064
Shares redeemed	(73,880)	(108,197)	(3,564,351)	(5,152,463)
Net increase (decrease)	(17,545)	76,557	$ (816,450)	$ 3,595,074
Class C
Shares sold	308,734	736,040	$ 14,923,571	$ 34,773,958
Reinvestment of distributions	47,127	91,950	2,353,566	4,652,354
Shares redeemed	(256,112)	(345,478)	(12,334,224)	(16,458,498)
Net increase (decrease)	99,749	482,512	$ 4,942,913	$ 22,967,814
Gold
Shares sold	16,099,527	38,551,839	$ 802,996,033	$1,893,619,015
Reinvestment of distributions	3,124,008	6,874,054	161,292,532	357,359,018
Shares redeemed	(16,753,605)	(32,315,161)	(831,261,225)	(1,572,262,287)
Net increase (decrease)	2,469,930	13,110,732	$ 133,027,340	$ 678,715,746
Institutional Class
Shares sold	861,469	2,014,694	$ 43,056,076	$ 99,860,479
Reinvestment of distributions	104,810	184,813	5,397,710	9,641,424
Shares redeemed	(387,863)	(457,947)	(18,967,097)	(22,543,878)
Net increase (decrease)	578,416	1,741,560	$ 29,486,689	$ 86,958,025

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.13%
Actual		$ 1,000.00	$ 919.00	$ 5.45
Hypothetical A		$ 1,000.00	$ 1,019.46	$ 5.74
Class T	1.43%
Actual		$ 1,000.00	$ 917.50	$ 6.89
Hypothetical A		$ 1,000.00	$ 1,017.95	$ 7.25
Class B	1.93%
Actual		$ 1,000.00	$ 915.20	$ 9.29
Hypothetical A		$ 1,000.00	$ 1,015.43	$ 9.78
Class C	1.90%
Actual		$ 1,000.00	$ 915.40	$ 9.15
Hypothetical A		$ 1,000.00	$ 1,015.58	$ 9.63
Materials	.85%
Actual		$ 1,000.00	$ 920.10	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.86	$ 4.32
Institutional Class	.85%
Actual		$ 1,000.00	$ 920.20	$ 4.10
Hypothetical A		$ 1,000.00	$ 1,020.86	$ 4.32

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	8.5	7.5
Dow Chemical Co.	6.6	7.8
Newmont Mining Corp.	6.1	3.8
Praxair, Inc.	5.6	4.4
The Mosaic Co.	4.2	2.1
Freeport-McMoRan Copper & Gold, Inc.	4.1	6.9
Air Products & Chemicals, Inc.	3.4	3.5
Monsanto Co.	3.3	4.5
PPG Industries, Inc.	3.1	0.5
LyondellBasell Industries NV Class A	2.8	1.0
	47.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Chemicals	61.2%
Metals & Mining	24.5%
Containers & Packaging	6.7%
Food Products	1.3%
Electrical Equipment	0.7%
All Others*	5.6%

As of February 28, 2011
Chemicals	53.4%
Metals & Mining	31.9%
Containers & Packaging	5.7%
Construction Materials	1.2%
Food Products	1.0%
All Others*	6.8%

* Includes short-term investments and net other assets.

Semiannual Report

Materials Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CHEMICALS - 61.2%
Commodity Chemicals - 1.3%
Arkema SA	82,801	$ 6,429,575
Georgia Gulf Corp. (a)	251,600	5,331,404
Grasim Industries Ltd.	42,615	2,137,767
Westlake Chemical Corp.	77,393	3,556,208
		17,454,954
Diversified Chemicals - 22.5%
Ashland, Inc.	371,883	19,713,518
BASF AG	169,985	12,129,859
Cabot Corp.	344,664	11,866,782
Dow Chemical Co.	3,055,662	86,933,584
E.I. du Pont de Nemours & Co.	2,333,578	112,641,811
Lanxess AG	102,993	6,426,115
Olin Corp.	336,700	6,713,798
PPG Industries, Inc.	535,406	41,006,746
		297,432,213
Fertilizers & Agricultural Chemicals - 9.2%
CVR Partners LP	430,009	10,462,119
Intrepid Potash, Inc. (a)(d)	231,000	7,904,820
Israel Chemicals Ltd.	324,500	4,681,759
Monsanto Co.	626,565	43,189,125
The Mosaic Co.	773,320	55,006,252
		121,244,075
Industrial Gases - 9.0%
Air Products & Chemicals, Inc.	549,657	45,000,419
Praxair, Inc.	745,537	73,427,939
		118,428,358
Specialty Chemicals - 19.2%
Celanese Corp. Class A	616,100	28,962,861
Cytec Industries, Inc.	227,646	10,335,128
Ecolab, Inc. (d)	647,970	34,731,192
Ferro Corp. (a)	151,200	1,265,544
H.B. Fuller Co.	248,492	5,509,068
Innophos Holdings, Inc.	468,758	19,505,020
Innospec, Inc. (a)	231,724	6,268,134
Kraton Performance Polymers, Inc. (a)	478,600	11,472,042
LyondellBasell Industries NV Class A	1,085,141	37,600,136
Nalco Holding Co.	449,017	16,618,119
OMNOVA Solutions, Inc. (a)	990,132	4,366,482
PolyOne Corp.	728,142	9,196,433
Rockwood Holdings, Inc. (a)	272,532	13,899,132
Sherwin-Williams Co.	401,737	30,427,560
W.R. Grace & Co. (a)	594,596	23,438,974
		253,595,825
TOTAL CHEMICALS		808,155,425
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Environmental & Facility Services - 0.4%
Swisher Hygiene, Inc.	262,171	1,171,904

	Shares	Value
Swisher Hygiene, Inc. (Canada) (a)(d)	1,099,500	$ 4,929,335
		6,101,239
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Prism Cement Ltd.	1,183,028	1,037,037
CONTAINERS & PACKAGING - 6.7%
Metal & Glass Containers - 4.9%
Aptargroup, Inc.	307,100	15,502,408
Ball Corp.	946,947	34,014,336
Silgan Holdings, Inc.	382,500	14,508,225
		64,024,969
Paper Packaging - 1.8%
Rock-Tenn Co. Class A	390,145	20,939,082
Temple-Inland, Inc.	126,434	3,059,703
		23,998,785
TOTAL CONTAINERS & PACKAGING		88,023,754
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
GrafTech International Ltd. (a)	79,500	1,248,150
FOOD PRODUCTS - 1.3%
Agricultural Products - 1.3%
Archer Daniels Midland Co.	586,428	16,701,469
METALS & MINING - 24.5%
Diversified Metals & Mining - 11.2%
Anglo American PLC (United Kingdom)	328,651	13,701,388
Copper Mountain Mining Corp. (a)	964,200	6,804,148
First Quantum Minerals Ltd. (d)	930,100	22,882,056
Freeport-McMoRan Copper & Gold, Inc.	1,133,948	53,454,309
Gujarat NRE Coke Ltd.	2,051,524	1,265,981
HudBay Minerals, Inc.	536,400	7,050,110
Ivanhoe Mines Ltd. (a)	522,100	12,002,115
Kenmare Resources PLC (a)	2,291,300	1,698,408
Molycorp, Inc. (a)(d)	130,300	7,364,556
RTI International Metals, Inc. (a)	159,016	4,236,186
Walter Energy, Inc.	219,664	17,955,335
		148,414,592
Gold - 7.8%
AngloGold Ashanti Ltd. sponsored ADR	155,402	6,971,334
Kinross Gold Corp.	461,400	8,024,553
Newcrest Mining Ltd.	153,355	6,600,913
Newmont Mining Corp.	1,289,886	80,772,661
		102,369,461
Precious Metals & Minerals - 0.1%
African Minerals Ltd. (a)	198,638	1,653,010
Steel - 5.4%
Allegheny Technologies, Inc.	232,448	11,650,294
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Carpenter Technology Corp.	362,071	$ 18,273,723
Fortescue Metals Group Ltd.	2,008,341	12,993,705
Haynes International, Inc.	86,426	5,015,301
Reliance Steel & Aluminum Co.	574,308	23,799,324
		71,732,347
TOTAL METALS & MINING		324,169,410
OIL, GAS & CONSUMABLE FUELS - 0.7%
Coal & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. (a)	62,000	2,050,340
Bumi PLC	430,622	6,782,458
		8,832,798
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Weyerhaeuser Co.	380,423	6,859,027
TRADING COMPANIES & DISTRIBUTORS - 0.1%
Trading Companies & Distributors - 0.1%
Noble Group Ltd.	795,000	1,069,507
TOTAL COMMON STOCKS (Cost $1,140,713,965)		1,262,197,816
Convertible Bonds - 0.6%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.6%
Electrical Components & Equipment - 0.6%
Aspen Aerogels, Inc. 8% 6/1/14 (f) (Cost $7,861,200)	$ 7,861,200	7,861,200
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 0% to 0.02% 9/1/11 to 12/1/11 (e) (Cost $3,779,901)	3,780,000	3,779,913
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	47,316,488	$ 47,316,488
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	71,576,141	71,576,141
TOTAL MONEY MARKET FUNDS (Cost $118,892,629)		118,892,629
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,271,247,695)		1,392,731,558
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(72,552,718)
NET ASSETS - 100%		$ 1,320,178,840
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
713 CME E-mini Material Index Contracts	Sept. 2011	$ 26,466,560	$ 1,899,504

The face value of futures purchased as a percentage of net assets is 2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,880,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,861,200 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 7,861,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,718
Fidelity Securities Lending Cash Central Fund	230,952
Total	$ 252,670
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,262,197,816	$ 1,257,757,031	$ 4,440,785	$ -
Convertible Bonds	7,861,200	-	-	7,861,200
U.S. Treasury Obligations	3,779,913	-	3,779,913	-
Money Market Funds	118,892,629	118,892,629	-	-
Total Investments in Securities:	$ 1,392,731,558	$ 1,376,649,660	$ 8,220,698	$ 7,861,200
Derivative Instruments:
Assets
Futures Contracts	$ 1,899,504	$ 1,899,504	$ -	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	7,861,200
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,861,200
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts	$ 1,899,504	$ -
Total Value of Derivatives (a)	$ 1,899,504	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Canada	4.2%
Netherlands	2.8%
United Kingdom	1.5%
Australia	1.5%
Germany	1.4%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information
At February 28, 2011, the Fund had a capital loss carryforward of approximately $18,182,003 of which $17,489,907, $611,309 and $80,787 will expire in fiscal 2017, 2018 and 2019, respectively.

A capital loss carryforward of approximately $4,359,948 was acquired from Paper and Forest Products Portfolio, of which $3,667,852, $611,309 and $80,787 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,363,697) - See accompanying schedule: Unaffiliated issuers (cost $1,152,355,066)	$ 1,273,838,929
Fidelity Central Funds (cost $118,892,629)	118,892,629
Total Investments (cost $1,271,247,695)		$ 1,392,731,558
Foreign currency held at value (cost $2)		2
Receivable for investments sold		13,960,798
Receivable for fund shares sold		2,507,749
Dividends receivable		2,485,545
Interest receivable		155,477
Distributions receivable from Fidelity Central Funds		25,917
Receivable for daily variation margin on futures contracts		42,780
Other receivables		15,398
Total assets		1,411,925,224

Liabilities
Payable for investments purchased	$ 13,905,391
Payable for fund shares redeemed	5,211,225
Accrued management fee	599,729
Distribution and service plan fees payable	92,489
Other affiliated payables	330,032
Other payables and accrued expenses	31,377
Collateral on securities loaned, at value	71,576,141
Total liabilities		91,746,384

Net Assets		$ 1,320,178,840
Net Assets consist of:
Paid in capital		$ 1,168,550,593
Undistributed net investment income		6,942,515
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,304,458
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,381,274
Net Assets		$ 1,320,178,840

Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($143,565,598 ÷ 2,233,238 shares)	$ 64.29

Maximum offering price per share (100/94.25 of $64.29)	$ 68.21
Class T: Net Asset Value and redemption price per share ($25,730,991 ÷ 402,508 shares)	$ 63.93

Maximum offering price per share (100/96.50 of $63.93)	$ 66.25
Class B: Net Asset Value and offering price per share ($11,590,831 ÷ 183,676 shares)A	$ 63.10

Class C: Net Asset Value and offering price per share ($53,437,082 ÷ 848,741 shares)A	$ 62.96

Materials: Net Asset Value, offering price and redemption price per share ($1,016,605,291 ÷ 15,758,607 shares)	$ 64.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($69,249,047 ÷ 1,074,366 shares)	$ 64.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 13,489,088
Interest		155,484
Income from Fidelity Central Funds		252,670
Total income		13,897,242

Expenses
Management fee	$ 4,172,289
Transfer agent fees	1,795,932
Distribution and service plan fees	598,437
Accounting and security lending fees	240,977
Custodian fees and expenses	30,991
Independent trustees' compensation	4,028
Registration fees	110,021
Audit	26,161
Legal	2,047
Interest	103
Miscellaneous	5,664
Total expenses before reductions	6,986,650
Expense reductions	(54,365)	6,932,285
Net investment income (loss)		6,964,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,105,745
Foreign currency transactions	(79,134)
Total net realized gain (loss)		43,026,611
Change in net unrealized appreciation (depreciation) on: Investment securities	(177,433,775)
Assets and liabilities in foreign currencies	(1,815)
Futures contracts	1,899,504
Total change in net unrealized appreciation (depreciation)		(175,536,086)
Net gain (loss)		(132,509,475)
Net increase (decrease) in net assets resulting from operations		$ (125,544,518)

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,964,957	$ 18,226,863
Net realized gain (loss)	43,026,611	5,250,878
Change in net unrealized appreciation (depreciation)	(175,536,086)	249,900,447
Net increase (decrease) in net assets resulting from operations	(125,544,518)	273,378,188
Distributions to shareholders from net investment income	-	(18,392,042)
Distributions to shareholders from net realized gain	-	(379,797)
Total distributions	-	(18,771,839)
Share transactions - net increase (decrease)	(44,602,370)	520,343,234
Redemption fees	62,593	97,765
Total increase (decrease) in net assets	(170,084,295)	775,047,348

Net Assets
Beginning of period	1,490,263,135	715,215,787
End of period (including undistributed net investment income of $6,942,515 and distributions in excess of net investment income of $22,442, respectively)	$ 1,320,178,840	$ 1,490,263,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 69.96	$ 52.54	$ 27.65	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.25	1.08 H	.30 I	.22	.46	.17
Net realized and unrealized gain (loss)	(5.92)	17.40	24.90	(29.46)	8.05	3.93
Total from investment operations	(5.67)	18.48	25.20	(29.24)	8.51	4.10
Distributions from net investment income	-	(1.06)	(.32)	(.12)	(.32)	-
Distributions from net realized gain	-	(.01)	-	-	(2.21)	-
Total distributions	-	(1.07)	(.32)	(.12)	(2.53) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 64.29	$ 69.96	$ 52.54	$ 27.65	$ 57.00	$ 51.01
Total Return B,C,D	(8.10)%	35.33%	91.25%	(51.30)%	16.79%	8.76%
Ratios to Average Net Assets F,K
Expenses before reductions	1.13% A	1.16%	1.23%	1.21%	1.21%	1.50% A
Expenses net of fee waivers, if any	1.13% A	1.16%	1.23%	1.21%	1.21%	1.40% A
Expenses net of all reductions	1.13% A	1.15%	1.22%	1.20%	1.21%	1.38% A
Net investment income (loss)	.73% A	1.81% H	.65% I	.47%	.83%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,566	$ 124,160	$ 52,352	$ 10,796	$ 12,522	$ 1,018
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .41%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.53 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 69.68	$ 52.35	$ 27.56	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.15	.90 H	.16 I	.10	.32	.11
Net realized and unrealized gain (loss)	(5.90)	17.34	24.81	(29.32)	8.00	3.87
Total from investment operations	(5.75)	18.24	24.97	(29.22)	8.32	3.98
Distributions from net investment income	-	(.92)	(.19)	(.03)	(.21)	-
Distributions from net realized gain	-	-	-	-	(2.21)	-
Total distributions	-	(.92)	(.19)	(.03)	(2.42) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 63.93	$ 69.68	$ 52.35	$ 27.56	$ 56.80	$ 50.89
Total Return B,C,D	(8.25)%	34.98%	90.70%	(51.43)%	16.45%	8.51%
Ratios to Average Net Assets F,K
Expenses before reductions	1.43% A	1.44%	1.52%	1.46%	1.46%	1.80% A
Expenses net of fee waivers, if any	1.43% A	1.44%	1.52%	1.46%	1.46%	1.65% A
Expenses net of all reductions	1.43% A	1.43%	1.51%	1.46%	1.46%	1.62% A
Net investment income (loss)	.43% A	1.54% H	.35% I	.22%	.57%	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,731	$ 25,570	$ 14,712	$ 4,944	$ 6,850	$ 707
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.42 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 68.95	$ 51.86	$ 27.35	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.02)	.60 H	(.07) I	(.12)	.04	.06
Net realized and unrealized gain (loss)	(5.83)	17.13	24.61	(29.13)	7.98	3.84
Total from investment operations	(5.85)	17.73	24.54	(29.25)	8.02	3.90
Distributions from net investment income	-	(.65)	(.04)	-	(.04)	-
Distributions from net realized gain	-	-	-	-	(2.21)	-
Total distributions	-	(.65)	(.04)	-	(2.25) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 63.10	$ 68.95	$ 51.86	$ 27.35	$ 56.59	$ 50.81
Total Return B,C,D	(8.48)%	34.29%	89.79%	(51.67)%	15.89%	8.34%
Ratios to Average Net Assets F,K
Expenses before reductions	1.93% A	1.93%	2.02%	1.95%	1.97%	2.26% A
Expenses net of fee waivers, if any	1.93% A	1.93%	2.02%	1.95%	1.97%	2.15% A
Expenses net of all reductions	1.92% A	1.92%	2.01%	1.95%	1.96%	2.12% A
Net investment income (loss)	(.06)% A	1.04% H	(.15)% I	(.27)%	.07%	.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,591	$ 13,507	$ 9,538	$ 2,601	$ 4,173	$ 662
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.25 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 M	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 68.78	$ 51.79	$ 27.31	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss) E	(.01)	.61 H	(.06) I	(.13)	.04	.09
Net realized and unrealized gain (loss)	(5.81)	17.09	24.57	(29.07)	7.97	3.81
Total from investment operations	(5.82)	17.70	24.51	(29.20)	8.01	3.90
Distributions from net investment income	-	(.72)	(.04)	-	(.12)	-
Distributions from net realized gain	-	-	-	-	(2.21)	-
Total distributions	-	(.72)	(.04)	-	(2.33) O	-
Redemption fees added to paid in capital E	- N	.01	.01	.01	.01	.01
Net asset value, end of period	$ 62.96	$ 68.78	$ 51.79	$ 27.31	$ 56.50	$ 50.81
Total Return B,C,D	(8.46)%	34.29%	89.82%	(51.66)%	15.87%	8.34%
Ratios to Average Net Assets F,K
Expenses before reductions	1.90% A	1.93%	2.01%	1.95%	1.96%	2.31% A
Expenses net of fee waivers, if any	1.90% A	1.93%	2.01%	1.95%	1.96%	2.15% A
Expenses net of all reductions	1.89% A	1.92%	2.00%	1.95%	1.96%	2.13% A
Net investment income (loss)	(.03)% A	1.04% H	(.13)% I	(.27)%	.07%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,437	$ 46,525	$ 20,469	$ 5,509	$ 8,743	$ 547
Portfolio turnover rate G	102% A	87%	104% L	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. I Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%. J For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The portfolio turnover rate does not include the assets acquired in the merger. M For the year ended February 29. N Amount represents less than $.01 per share. O Total distributions of $2.33 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 K	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 70.11	$ 52.61	$ 27.66	$ 57.01	$ 50.92	$ 46.35
Income from Investment Operations
Net investment income (loss) D	.35	1.25 G	.43 H	.38	.64	.42
Net realized and unrealized gain (loss)	(5.95)	17.43	24.91	(29.54)	8.01	9.36
Total from investment operations	(5.60)	18.68	25.34	(29.16)	8.65	9.78
Distributions from net investment income	-	(1.16)	(.40)	(.20)	(.36)	(.48)
Distributions from net realized gain	-	(.03)	-	-	(2.21)	(4.79)
Total distributions	-	(1.19)	(.40)	(.20)	(2.57) M	(5.27)
Redemption fees added to paid in capital D	- L	.01	.01	.01	.01	.06
Net asset value, end of period	$ 64.51	$ 70.11	$ 52.61	$ 27.66	$ 57.01	$ 50.92
Total Return B,C	(7.99)%	35.70%	91.77%	(51.15)%	17.10%	22.29%
Ratios to Average Net Assets E,I
Expenses before reductions	.85% A	.88%	.96%	.90%	.91%	1.01%
Expenses net of fee waivers, if any	.85% A	.88%	.96%	.90%	.90%	.98%
Expenses net of all reductions	.84% A	.87%	.94%	.90%	.89%	.96%
Net investment income (loss)	1.02% A	2.10% G	.92% H	.78%	1.14%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,016,605	$ 1,195,371	$ 604,475	$ 127,551	$ 353,185	$ 230,147
Portfolio turnover rate F	102% A	87%	104% J	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .70%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K For the year ended February 29. L Amount represents less than $.01 per share. M Total distributions of $2.57 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 L	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 70.05	$ 52.58	$ 27.66	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss) D	.35	1.28 G	.46 H	.38	.64	.08
Net realized and unrealized gain (loss)	(5.94)	17.40	24.89	(29.53)	8.00	3.92
Total from investment operations	(5.59)	18.68	25.35	(29.15)	8.64	4.00
Distributions from net investment income	-	(1.19)	(.44)	(.20)	(.36)	-
Distributions from net realized gain	-	(.03)	-	-	(2.21)	-
Total distributions	-	(1.22)	(.44)	(.20)	(2.56) N	-
Redemption fees added to paid in capital D	- M	.01	.01	.01	.01	.01
Net asset value, end of period	$ 64.46	$ 70.05	$ 52.58	$ 27.66	$ 57.00	$ 50.91
Total Return B,C	(7.98)%	35.73%	91.79%	(51.15)%	17.08%	8.55%
Ratios to Average Net Assets E,J
Expenses before reductions	.85% A	.86%	.94%	.90%	.89%	1.06% A
Expenses net of fee waivers, if any	.85% A	.86%	.94%	.90%	.89%	1.06% A
Expenses net of all reductions	.84% A	.85%	.93%	.90%	.89%	1.04% A
Net investment income (loss)	1.02% A	2.11% G	.94% H	.78%	1.14%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,249	$ 85,130	$ 13,670	$ 719	$ 1,820	$ 119
Portfolio turnover rate F	102% A	87%	104% K	117%	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.83 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .72%. I For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L For the year ended February 29. M Amount represents less than $.01 per share. N Total distributions of $2.56 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Materials and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 182,173,248
Gross unrealized depreciation	(67,082,089)
Net unrealized appreciation (depreciation) on securities and other investments	$ 115,091,159

Tax cost	$ 1,277,640,399

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $0 and a change in net unrealized appreciation (depreciation) of $1,899,504 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $762,269,017 and $783,286,756, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 186,107	$ 11,437
Class T	.25%	.25%	68,916	-
Class B	.75%	.25%	66,385	49,789
Class C	.75%	.25%	277,029	142,238
			$ 598,437	$ 203,464

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 128,501
Class T	8,899
Class B*	7,880
Class C*	11,126
$ 156,406

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 199,662.27
Class T	43,784.32
Class B	20,615.31
Class C	77,481.28
Materials	1,352,992.23
Institutional Class	101,398.24
	$ 1,795,932

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,843 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,119,500.36%		$ 103

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,259 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $230,952. During the period, there were no securities loaned to FCM.

Semiannual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $53,221 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,144.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ -	$ 1,422,379
Class T	-	289,521
Class B	-	122,322
Class C	-	341,974
Materials	-	15,509,343
Institutional Class	-	706,503
Total	$ -	$ 18,392,042
From net realized gain
Class A	$ -	$ 10,674
Materials	-	358,147
Institutional Class	-	10,976
Total	$ -	$ 379,797

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	938,501	1,281,666	$ 65,260,007	$ 79,405,808
Reinvestment of distributions	-	18,751	-	1,225,248
Shares redeemed	(479,885)	(522,145)	(32,457,657)	(29,567,388)
Net increase (decrease)	458,616	778,272	$ 32,802,350	$ 51,063,668
Class T
Shares sold	95,650	162,727	$ 6,669,936	$ 9,996,553
Reinvestment of distributions	-	4,298	-	280,166
Shares redeemed	(60,115)	(81,055)	(3,981,722)	(4,620,393)
Net increase (decrease)	35,535	85,970	$ 2,688,214	$ 5,656,326
Class B
Shares sold	23,599	78,978	$ 1,588,260	$ 4,548,346
Reinvestment of distributions	-	1,536	-	99,242
Shares redeemed	(35,805)	(68,559)	(2,365,659)	(3,840,777)
Net increase (decrease)	(12,206)	11,955	$ (777,399)	$ 806,811
Class C
Shares sold	308,007	420,386	$ 21,016,303	$ 26,286,596
Reinvestment of distributions	-	4,421	-	284,977
Shares redeemed	(135,659)	(143,652)	(8,930,858)	(7,964,201)
Net increase (decrease)	172,348	281,155	$ 12,085,445	$ 18,607,372
Materials
Shares sold	4,082,906	11,993,105	$ 284,262,048	$ 750,476,205
Reinvestment of distributions	-	229,147	-	14,963,249
Shares redeemed	(5,374,364)	(6,662,930)	(366,604,381)	(384,640,831)
Net increase (decrease)	(1,291,458)	5,559,322	$ (82,342,333)	$ 380,798,623

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Institutional Class
Shares sold	563,362	1,219,205	$ 39,137,373	$ 77,607,131
Reinvestment of distributions	-	8,764	-	572,066
Shares redeemed	(704,275)	(272,695)	(48,196,020)	(14,768,763)
Net increase (decrease)	(140,913)	955,274	$ (9,058,647)	$ 63,410,434

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2011 to August 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Expenses Paid During Period* March 1, 2011 to August 31, 2011
Class A	1.21%
Actual		$ 1,000.00	$ 975.10	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.14
Class T	1.50%
Actual		$ 1,000.00	$ 973.70	$ 7.44
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Class B	1.96%
Actual		$ 1,000.00	$ 971.40	$ 9.71
HypotheticalA		$ 1,000.00	$ 1,015.28	$ 9.93
Class C	1.94%
Actual		$ 1,000.00	$ 971.60	$ 9.61
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.83
Telecommunications	.90%
Actual		$ 1,000.00	$ 976.50	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.61	$ 4.57
Institutional Class	.87%
Actual		$ 1,000.00	$ 976.80	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	17.9	10.5
CenturyLink, Inc.	8.8	4.0
American Tower Corp. Class A	7.2	7.1
Verizon Communications, Inc.	6.7	7.0
Crown Castle International Corp.	6.0	5.8
Sprint Nextel Corp.	5.2	4.3
NII Holdings, Inc.	3.8	4.0
tw telecom, inc.	3.7	3.7
SBA Communications Corp. Class A	3.5	3.9
Cogent Communications Group, Inc.	2.9	1.0
	65.7
Top Industries (% of fund's net assets)
As of August 31, 2011
Diversified Telecommunication Services	58.3%
Wireless Telecommunication Services	31.8%
Media	2.1%
Software	1.6%
Construction & Engineering	1.0%
All Others*	5.2%

As of February 28, 2011
Diversified Telecommunication Services	47.8%
Wireless Telecommunication Services	36.2%
Media	10.2%
Internet Software & Services	2.3%
Software	2.0%
All Others*	1.5%

* Includes short-term investments and net other assets.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Nortel Networks Corp. (a)	8,071	$ 0
QUALCOMM, Inc.	28,200	1,451,172
		1,451,172
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
PT Tower Bersama Infrastructure Tbk	14,459,000	3,815,501
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Other Diversified Financial Services - 0.6%
SREI Infrastructure Finance Ltd.	2,303,258	2,116,421
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.3%
Alternative Carriers - 14.5%
AboveNet, Inc.	128,700	7,912,476
Cogent Communications Group, Inc. (a)	755,402	10,711,600
Global Crossing Ltd. (a)	214,886	6,113,507
Iliad SA	17,643	2,117,726
PAETEC Holding Corp. (a)	786,700	4,413,387
tw telecom, inc. (a)	689,157	13,293,839
Vonage Holdings Corp. (a)	2,210,800	8,003,096
		52,565,631
Integrated Telecommunication Services - 43.8%
AT&T, Inc.	2,272,019	64,707,101
Cbeyond, Inc. (a)	494,498	4,593,886
CenturyLink, Inc.	883,884	31,952,407
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	215,100	4,549,365
Cincinnati Bell, Inc. New (a)	2,289,800	7,762,422
General Communications, Inc. Class A (a)	481,935	4,279,583
Koninklijke KPN NV	311,243	4,408,872
PT XL Axiata Tbk	1,136,500	690,025
Telecomunicacoes de Sao Paulo SA sponsored ADR	163,563	5,196,397
Telenor ASA sponsored ADR	125,100	6,271,263
Verizon Communications, Inc.	674,841	24,408,999
		158,820,320
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		211,385,951
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Rackspace Hosting, Inc. (a)	90,700	3,315,992
MEDIA - 2.1%
Cable & Satellite - 2.1%
Liberty Global, Inc. Class A (a)	98,400	3,974,376
Virgin Media, Inc.	140,900	3,573,224
		7,547,600

	Shares	Value
SOFTWARE - 1.6%
Application Software - 1.6%
AsiaInfo-Linkage, Inc. (a)(d)	336,300	$ 3,847,272
Synchronoss Technologies, Inc. (a)	68,503	1,860,541
		5,707,813
WIRELESS TELECOMMUNICATION SERVICES - 31.8%
Wireless Telecommunication Services - 31.8%
American Tower Corp. Class A (a)	484,800	26,111,328
Clearwire Corp. Class A (a)(d)	1,476,236	4,738,718
Crown Castle International Corp. (a)	502,383	21,818,494
MetroPCS Communications, Inc. (a)	617,706	6,893,599
NII Holdings, Inc. (a)	358,100	13,797,593
Pendrell Corp. (a)(d)	1,553,465	3,479,762
PT Indosat Tbk	6,324,100	3,996,377
SBA Communications Corp. Class A (a)	336,282	12,708,097
Sprint Nextel Corp. (a)	5,055,450	19,008,492
VimpelCom Ltd. sponsored ADR	240,700	2,751,201
		115,303,661
TOTAL COMMON STOCKS (Cost $360,788,613)		350,644,111
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.11% (b)	14,225,246	14,225,246
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	10,571,600	10,571,600
TOTAL MONEY MARKET FUNDS (Cost $24,796,846)		24,796,846
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $385,585,459)		375,440,957
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(12,813,169)
NET ASSETS - 100%		$ 362,627,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,766
Fidelity Securities Lending Cash Central Fund	161,269
Total	$ 165,035
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 350,644,111	$ 340,025,787	$ 10,618,324	$ -
Money Market Funds	24,796,846	24,796,846	-	-
Total Investments in Securities:	$ 375,440,957	$ 364,822,633	$ 10,618,324	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(580,722)
Total Unrealized Gain (Loss)	580,722
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Bermuda	2.5%
Indonesia	2.3%
Norway	1.7%
Brazil	1.4%
Hong Kong	1.3%
Netherlands	1.2%
Others (Individually Less Than 1%)	1.2%
100.0%
Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $76,308,957 of which $11,764,473, $52,002,796 and $12,541,688 will expire in fiscal 2012, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,841,183) - See accompanying schedule: Unaffiliated issuers (cost $360,788,613)	$ 350,644,111
Fidelity Central Funds (cost $24,796,846)	24,796,846
Total Investments (cost $385,585,459)		$ 375,440,957
Foreign currency held at value (cost $753,775)		753,775
Receivable for investments sold		5,348,868
Receivable for fund shares sold		2,403,013
Dividends receivable		100,236
Distributions receivable from Fidelity Central Funds		24,602
Other receivables		32,917
Total assets		384,104,368

Liabilities
Payable for investments purchased	$ 9,844,292
Payable for fund shares redeemed	777,032
Accrued management fee	161,178
Distribution and service plan fees payable	5,298
Other affiliated payables	94,728
Other payables and accrued expenses	22,452
Collateral on securities loaned, at value	10,571,600
Total liabilities		21,476,580

Net Assets		$ 362,627,788
Net Assets consist of:
Paid in capital		$ 438,381,069
Undistributed net investment income		2,481,405
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(68,096,925)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(10,137,761)
Net Assets		$ 362,627,788

Statement of Assets and Liabilities - continued

August 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,239,077 ÷ 114,512 shares)	$ 45.75

Maximum offering price per share (100/94.25 of $45.75)	$ 48.54
Class T: Net Asset Value and redemption price per share ($2,919,745 ÷ 64,058 shares)	$ 45.58

Maximum offering price per share (100/96.50 of $45.58)	$ 47.23
Class B: Net Asset Value and offering price per share ($628,038 ÷ 13,777 shares)A	$ 45.59

Class C: Net Asset Value and offering price per share ($3,190,587 ÷ 70,032 shares)A	$ 45.56

Telecommunications: Net Asset Value, offering price and redemption price per share ($346,236,544 ÷ 7,537,794 shares)	$ 45.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,413,797 ÷ 96,168 shares)	$ 45.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2011 (Unaudited)

Investment Income
Dividends		$ 4,082,420
Interest		54
Income from Fidelity Central Funds		165,035
Total income		4,247,509

Expenses
Management fee	$ 1,090,927
Transfer agent fees	487,488
Distribution and service plan fees	34,072
Accounting and security lending fees	79,932
Custodian fees and expenses	8,390
Independent trustees' compensation	1,083
Registration fees	59,574
Audit	31,732
Legal	2,417
Interest	700
Miscellaneous	2,228
Total expenses before reductions	1,798,543
Expense reductions	(49,531)	1,749,012
Net investment income (loss)		2,498,497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,856,651
Foreign currency transactions	(48,513)
Total net realized gain (loss)		14,808,138
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,380,912)
Assets and liabilities in foreign currencies	8,541
Total change in net unrealized appreciation (depreciation)		(29,372,371)
Net gain (loss)		(14,564,233)
Net increase (decrease) in net assets resulting from operations		$ (12,065,736)

Statement of Changes in Net Assets

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,498,497	$ 5,690,743
Net realized gain (loss)	14,808,138	23,994,180
Change in net unrealized appreciation (depreciation)	(29,372,371)	56,972,793
Net increase (decrease) in net assets resulting from operations	(12,065,736)	86,657,716
Distributions to shareholders from net investment income	(277,845)	(7,366,695)
Share transactions - net increase (decrease)	7,337,853	(685,685)
Redemption fees	25,782	11,018
Total increase (decrease) in net assets	(4,979,946)	78,616,354

Net Assets
Beginning of period	367,607,734	288,991,380
End of period (including undistributed net investment income of $2,481,405 and undistributed net investment income of $260,753, respectively)	$ 362,627,788	$ 367,607,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 37.64	$ 26.66	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.24	.57	.67	.22	.26	- K
Net realized and unrealized gain (loss)	(1.41)	9.49	10.55	(15.60)	(8.08)	3.15
Total from investment operations	(1.17)	10.06	11.22	(15.38)	(7.82)	3.15
Distributions from net investment income	(.01)	(.77)	(.19)	(.35) N	(.51)	-
Distributions from net realized gain	-	-	(.05)	(.18) N	-	-
Total distributions	(.01)	(.77)	(.24) M	(.52) L	(.51)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.75	$ 46.93	$ 37.64	$ 26.66	$ 42.56	$ 50.89
Total Return B, C, D	(2.49)%	26.87%	42.07%	(36.16)%	(15.55)%	6.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.21% A	1.20%	1.26%	1.21%	1.20%	1.23% A
Expenses net of fee waivers, if any	1.21% A	1.20%	1.26%	1.21%	1.20%	1.23% A
Expenses net of all reductions	1.19% A	1.18%	1.24%	1.21%	1.19%	1.22% A
Net investment income (loss)	.99% A	1.35%	1.89%	.61%	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,239	$ 4,305	$ 3,343	$ 2,112	$ 2,791	$ 658
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.52 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.175 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.048 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class T

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.81	$ 37.55	$ 26.68	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.17	.45	.57	.12	.12	(.02)
Net realized and unrealized gain (loss)	(1.40)	9.47	10.54	(15.56)	(8.07)	3.14
Total from investment operations	(1.23)	9.92	11.11	(15.44)	(7.95)	3.12
Distributions from net investment income	-	(.66)	(.22)	(.24) N	(.42)	-
Distributions from net realized gain	-	-	(.03)	(.13) N	-	-
Total distributions	-	(.66)	(.24) M	(.37) L	(.42)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.58	$ 46.81	$ 37.55	$ 26.68	$ 42.49	$ 50.86
Total Return B, C, D	(2.63)%	26.54%	41.64%	(36.34)%	(15.78)%	6.54%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A	1.48%	1.55%	1.49%	1.46%	1.54% A
Expenses net of fee waivers, if any	1.50% A	1.48%	1.55%	1.49%	1.46%	1.54% A
Expenses net of all reductions	1.47% A	1.46%	1.53%	1.48%	1.45%	1.53% A
Net investment income (loss)	.70% A	1.06%	1.60%	.33%	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,920	$ 2,882	$ 2,051	$ 620	$ 1,270	$ 560
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.37 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.127 per share. MTotal distributions of $.24 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.028 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.93	$ 37.60	$ 26.71	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.06	.25	.40	(.05)	(.14)	(.05)
Net realized and unrealized gain (loss)	(1.40)	9.48	10.54	(15.49)	(8.04)	3.11
Total from investment operations	(1.34)	9.73	10.94	(15.54)	(8.18)	3.06
Distributions from net investment income	-	(.40)	(.04)	(.11) N	(.20)	-
Distributions from net realized gain	-	-	(.01)	(.06) N	-	-
Total distributions	-	(.40)	(.05) M	(.17) L	(.20)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.59	$ 46.93	$ 37.60	$ 26.71	$ 42.42	$ 50.80
Total Return B, C, D	(2.86)%	25.96%	40.97%	(36.64)%	(16.18)%	6.41%
Ratios to Average Net Assets F, I
Expenses before reductions	1.96% A	1.95%	2.01%	1.97%	1.95%	2.05% A
Expenses net of fee waivers, if any	1.96% A	1.95%	2.01%	1.97%	1.95%	2.05% A
Expenses net of all reductions	1.94% A	1.93%	2.00%	1.96%	1.94%	2.05% A
Net investment income (loss)	.24% A	.60%	1.13%	(.15)%	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 628	$ 706	$ 641	$ 363	$ 741	$ 291
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.063 per share. MTotal distributions of $.05 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.009 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Class C

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 J	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.89	$ 37.61	$ 26.76	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.06	.26	.41	(.05)	(.14)	(.07)
Net realized and unrealized gain (loss)	(1.39)	9.46	10.56	(15.50)	(8.03)	3.14
Total from investment operations	(1.33)	9.72	10.97	(15.55)	(8.17)	3.07
Distributions from net investment income	-	(.44)	(.10)	(.07) N	(.22)	-
Distributions from net realized gain	-	-	(.02)	(.05) N	-	-
Total distributions	-	(.44)	(.12) M	(.11) L	(.22)	-
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 45.56	$ 46.89	$ 37.61	$ 26.76	$ 42.42	$ 50.81
Total Return B, C, D	(2.84)%	25.95%	41.00%	(36.64)%	(16.17)%	6.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.94%	2.01%	1.97%	1.95%	2.07% A
Expenses net of fee waivers, if any	1.94% A	1.94%	2.01%	1.97%	1.95%	2.07% A
Expenses net of all reductions	1.91% A	1.92%	2.00%	1.96%	1.94%	2.06% A
Net investment income (loss)	.26% A	.61%	1.13%	(.14)%	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,191	$ 3,035	$ 2,151	$ 371	$ 902	$ 332
Portfolio turnover rate G	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.01 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.046 per share. MTotal distributions of $.12 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.023 per share. NThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 47.07	$ 37.73	$ 26.74	$ 42.70	$ 50.91	$ 41.97
Income from Investment Operations
Net investment income (loss) D	.31	.69	.76	.30	.43	.61 G
Net realized and unrealized gain (loss)	(1.41)	9.52	10.59	(15.65)	(8.12)	8.85
Total from investment operations	(1.10)	10.21	11.35	(15.35)	(7.69)	9.46
Distributions from net investment income	(.04)	(.87)	(.31)	(.41) M	(.52)	(.53)
Distributions from net realized gain	-	-	(.05)	(.20) M	-	-
Total distributions	(.04)	(.87)	(.36) L	(.61) K	(.52)	(.53)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 45.93	$ 47.07	$ 37.73	$ 26.74	$ 42.70	$ 50.91
Total Return B, C	(2.35)%	27.24%	42.43%	(36.00)%	(15.30)%	22.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.92%	.99%	.97%	.91%	.99%
Expenses net of fee waivers, if any	.90% A	.92%	.99%	.97%	.90%	.97%
Expenses net of all reductions	.87% A	.91%	.98%	.96%	.90%	.97%
Net investment income (loss)	1.30% A	1.62%	2.15%	.85%	.79%	1.34% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 346,237	$ 354,938	$ 279,704	$ 196,231	$ 334,565	$ 624,427
Portfolio turnover rate F	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.61 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.202 per share. LTotal distributions of $.36 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.048 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

Financial Highlights - Institutional Class

	Six months ended August 31, 2011	Years ended February 28,
	(Unaudited)	2011	2010	2009	2008 I	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.02	$ 37.69	$ 26.73	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.31	.71	.84	.34	.45	.16
Net realized and unrealized gain (loss)	(1.40)	9.50	10.55	(15.67)	(8.09)	3.01
Total from investment operations	(1.09)	10.21	11.39	(15.33)	(7.64)	3.17
Distributions from net investment income	(.03)	(.88)	(.38)	(.40) M	(.62)	-
Distributions from net realized gain	-	-	(.05)	(.20) M	-	-
Total distributions	(.03)	(.88)	(.43) L	(.59) K	(.62)	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 45.90	$ 47.02	$ 37.69	$ 26.73	$ 42.65	$ 50.91
Total Return B, C	(2.32)%	27.27%	42.59%	(35.99)%	(15.23)%	6.64%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.91%	.86%	.91%	.83%	.98% A
Expenses net of fee waivers, if any	.87% A	.91%	.86%	.91%	.83%	.98% A
Expenses net of all reductions	.84% A	.89%	.84%	.90%	.83%	.97% A
Net investment income (loss)	1.33% A	1.64%	2.29%	.91%	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,414	$ 1,743	$ 1,101	$ 68	$ 256	$ 114
Portfolio turnover rate F	77% A	72%	90%	168%	134%	162%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.01 per share. KTotal distributions of $.59 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.197 per share. LTotal distributions of $.43 per share is comprised of distributions from net investment income of $.379 and distributions from net realized gain of $.057 per share. MThe amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2011 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class C, Telecommunications and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 34,320,826
Gross unrealized depreciation	(50,640,847)
Net unrealized appreciation (depreciation) on securities and other investments	$ (16,320,021)
Tax cost	$ 391,760,978

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be February 29, 2012.

Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $150,410,930 and $150,424,734, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 6,276	$ 217
Class T	.25%	.25%	7,666	-
Class B	.75%	.25%	3,481	2,610
Class C	.75%	.25%	16,649	4,455
			$ 34,072	$ 7,282

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,640
Class T	1,569
Class B*	619
Class C*	594
$ 6,422

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,725.31
Class T	5,291.35
Class B	1,066.31
Class C	4,663.28
Telecommunications	466,664.25
Institutional Class	2,079.21
	$ 487,488

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,829 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,288,143.32%		$ 700

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $612 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $161,269. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $49,531 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2011	Year ended February 28, 2011
From net investment income
Class A	$ 1,295	$ 67,506
Class T	-	39,660
Class B	-	6,185
Class C	-	26,169
Telecommunications	275,408	7,180,244
Institutional Class	1,142	46,931
Total	$ 277,845	$ 7,366,695

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2011	Year ended February 28, 2011	Six months ended August 31, 2011	Year ended February 28, 2011
Class A
Shares sold	53,338	40,645	$ 2,580,834	$ 1,741,332
Reinvestment of distributions	24	1,359	1,190	59,381
Shares redeemed	(30,571)	(39,099)	(1,429,997)	(1,642,347)
Net increase (decrease)	22,791	2,905	$ 1,152,027	$ 158,366
Class T
Shares sold	16,441	23,206	$ 762,998	$ 981,887
Reinvestment of distributions	-	894	-	39,051
Shares redeemed	(13,944)	(17,166)	(646,067)	(731,684)
Net increase (decrease)	2,497	6,934	$ 116,931	$ 289,254
Class B
Shares sold	1,141	3,985	$ 54,978	$ 164,934
Reinvestment of distributions	-	125	-	5,371
Shares redeemed	(2,402)	(6,122)	(113,546)	(254,241)
Net increase (decrease)	(1,261)	(2,012)	$ (58,568)	$ (83,936)
Class C
Shares sold	17,377	29,965	$ 825,543	$ 1,283,190
Reinvestment of distributions	-	433	-	18,769
Shares redeemed	(12,063)	(22,865)	(554,428)	(981,215)
Net increase (decrease)	5,314	7,533	$ 271,115	$ 320,744
Telecommunications
Shares sold	2,250,373	3,169,647	$ 109,773,656	$ 131,656,721
Reinvestment of distributions	5,390	156,783	263,979	6,893,743
Shares redeemed	(2,258,765)	(3,199,430)	(107,056,542)	(139,972,066)
Net increase (decrease)	(3,002)	127,000	$ 2,981,093	$ (1,421,602)
Institutional Class
Shares sold	92,210	131,873	$ 4,475,598	$ 5,646,597
Reinvestment of distributions	19	800	948	36,161
Shares redeemed	(33,121)	(124,838)	(1,601,291)	(5,631,269)
Net increase (decrease)	59,108	7,835	$ 2,875,255	$ 51,489

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund.

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Board Approval of Investment Advisory Contracts and Management Fees

Consumer Staples Portfolio
Gold Portfolio
Materials Portfolio
Telecommunications Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a third-party-sponsored index that reflects the market sector in which the fund invests. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of Institutional Class (Class I) and the retail class of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Institutional Class (Class I) and the retail class show the performance of the highest performing class (based on three-year performance) and the lowest performing class (based on five-year performance), respectively.

Consumer Staples Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Gold Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Materials Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Telecommunications Portfolio

The Board noted that the investment performance of the retail class of the fund (the class with the longest performance record) compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Consumer Staples Portfolio

Gold Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each of Consumer Staples Portfolio, Gold Portfolio, and Materials Portfolio ranked below its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small funds, can affect total expense ratios.

Semiannual Report

For Telecommunications Portfolio, the Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small funds, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although Class T of Telecommunications Portfolio was above the median of the universe presented for comparison, in light of the services that each fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMTI-USAN-1011
1.855656.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios' Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 27, 2011